SEC. File Nos. 002-86838
811-03857

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 53
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 53
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2011, pursuant to paragraph (b) of rule 485.

..

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

 Global Discovery Fund/SM/              International Growth and Income
                                        Fund/SM/
 Global Growth Fund/SM/                 Asset Allocation Fund/SM/
 Global Small Capitalization Fund/SM/   Global Balanced Fund/SM/
 Growth Fund/SM/                        Bond Fund/SM/
 International Fund/SM/                 Global Bond Fund/SM/
 New World Fund(R)                      High-Income Bond Fund/SM/
 Blue Chip Income and Growth Fund/SM/   Mortgage Fund/SM/
 Global Growth and Income Fund/SM/      U.S. Government/AAA-Rated Securities
                                        Fund/SM/
 Growth-Income Fund/SM/                 Cash Management Fund/SM/

PROSPECTUS

Class 1 shares

May 1, 2011

                    Summaries
                 1  Global Discovery Fund
                 4  Global Growth Fund
                 7  Global Small Capitalization Fund
                 11 Growth Fund
                 14 International Fund
                 17 New World Fund
                 21 Blue Chip Income and Growth Fund
                 24 Global Growth and Income Fund
                 27 Growth-Income Fund
                 30 International Growth and Income Fund
                 33 Asset Allocation Fund
                 37 Global Balanced Fund
                 40 Bond Fund
                 43 Global Bond Fund
                 47 High-Income Bond Fund
                 50 Mortgage Fund
                 53 U.S. Government/AAA-Rated Securities Fund
                 56 Cash Management Fund
                 58 Investment objectives, strategies and risks
                 79 Management and organization
                 84 Purchases and redemptions of shares
                 85 Plans of distribution
                 85 Distributions and taxes
                 86 Financial highlights

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.61

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $62    $195    $340     $762

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

CONCENTRATION -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund and the Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002    2003     2004    2005    2006    2007     2008    2009    2010
 ------   -----    -----   -----   -----   -----   ------   -----  -------
-21.41%  37.41%   10.72%  11.07%  17.66%  17.55%  -45.02%  51.49%  10.43%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.89% (quarter ended June 30, 2009)
LOWEST   -24.97% (quarter ended December 31, 2008)

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


For periods ended December 31, 2010:

                                                                                 LIFETIME
                                                                                (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                     1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                  10.43%  4.93%     4.92%
S&P 500 (reflects no deduction for sales charges, account fees,
 expenses or taxes)                                              15.08   2.29      2.28
Lipper Multi-Cap Growth Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                           20.39   3.50      2.23
Global Service and Information Index (reflects no deduction for
 sales charges, account fees, expenses or taxes)                 10.51   0.79      1.75

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                     6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                     6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON               10 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.53%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.56

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $57    $179    $313     $701

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2001   2002     2003    2004    2005    2006    2007    2008    2009    2010
 -----  ------   ------  ------  ------  ------  ------  ------  ------  ------
-13.99% -14.46%  35.63%  13.80%  14.37%  20.73%  15.16% -38.23%  42.58%  12.04%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.27% (quarter ended June 30, 2009)
LOWEST   -20.39% (quarter ended September 30, 2001)

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 4/30/97)            12.04%  6.53%    5.95%     9.48%
MSCI World Index (reflects no deduction
 for sales charges, account fees, expenses
 or taxes)                                  12.34   2.99     2.82      5.26
Lipper Global Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  13.39   3.47     3.22      5.69

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

    ROBERT W. LOVELACE                 14 years              Senior Vice President - Capital World Investors
    Vice President
-------------------------------------------------------------------------------------------------------------
    MARTIN JACOBS                      2 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON                   9 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE                      6 years               Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.71%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.75

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $77    $240    $417     $930

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                                ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calender year total returns.

                                   [CHART]

 2001    2002    2003    2004    2005    2006    2007    2008    2009    2010
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
-12.63% -18.83% 53.92%  21.13%  25.66%  24.35%  21.73%  -53.39% 61.63%  22.76%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.27% (quarter ended June 30, 2009)
LOWEST   -31.20% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------

Fund (inception date -- 4/30/98)            22.76%  6.96%    8.81%    11.18%
MSCI All Country World Small Cap Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)           26.71   7.13     9.81      8.01
Lipper Global Small-Cap Funds Average
 (reflects no deduction for sales charges,
 account fees or taxes)                     26.07   5.39     6.18      7.77

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   8 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     3 years               Senior Vice President - Capital Research Global Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.34

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $35    $109    $191     $431

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the
Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calender year total returns.

                                    [CHART]

 2001    2002    2003    2004    2005    2006    2007    2008    2009    2010
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
-17.93% -24.27% 37.15%  12.75%  16.50%  10.48%  12.64%  -43.83% 39.74%  19.01%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.85% (quarter ended December 31, 2001)
LOWEST   -27.12% (quarter ended September 30, 2001)

For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)             19.01%  3.06%    2.67%    12.65%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)  15.08   2.29     1.42     10.79
Lipper Capital Appreciation Funds Index
 (reflects no deduction for sales charges,
 account fees or taxes)                     15.26   4.41     2.26      9.34
Lipper Growth Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  16.22   1.64     0.13      8.96

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.49%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.53

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $54    $170    $296     $665

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States that the investment adviser believes have the potential for growth. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

 2001    2002     2003   2004    2005    2006     2007    2008    2009     2010
 -----   -----   -----   -----   -----   -----   ------  ------  -------  ------
-19.73% -14.58%  35.12%  19.66%  21.75%  19.33%  20.30%  -42.01%  43.50%   7.52%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.52% (quarter ended June 30, 2009)
LOWEST   -20.81% (quarter ended December 31, 2008)

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


For periods ended December 31, 2010:

                                                                         LIFETIME
                                                                        (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR 5 YEARS 10 YEARS INCEPTION)
----------------------------------------------------------------------------------

Fund (inception date -- 5/1/90)                  7.52%  5.14%    5.66%     9.11%
MSCI All Country World ex USA Index (reflects
 no deduction for sales charges, account fees,
 expenses or taxes)                             11.60   5.29     5.97      6.71
Lipper International Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                         11.03   4.02     4.68      6.91

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              5 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    2 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.74%
Other expenses.........................................................  0.06
Total annual fund operating expenses...................................  0.80

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $82    $255    $444     $990

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2001    2002    2003    2004    2005    2006    2007     2008    2009    2010
 ------  ------  ------  ------  ------  ------  ------   ------  ------  ------
 -3.99%  -5.45%  39.56%  19.07%  21.10%  32.88%  32.53%  -42.20%  49.95%  18.20%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.00% (quarter ended June 30, 2009)
LOWEST   -22.22% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            18.20%  12.52%  12.67%    11.24%
MSCI All Country World Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   13.21    3.98    3.69      3.14
MSCI Emerging Markets Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   19.20   13.11   16.23     12.04

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     12 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 12 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    DAVID C. BARCLAY                   12 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.42%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.44

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $45    $141    $246     $555

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P
500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                                ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                      [CHART]

   2002    2003    2004     2005   2006     2007    2008     2009     2010
  -----   -----    -----    -----  -----    -----   -----    -----    -----
  -22.93%  31.24%  9.94%    7.57%  17.73%   2.25%  -36.30%   28.18%   12.61%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.18% (quarter ended June 30, 2003)
LOWEST   -21.19% (quarter ended December 31, 2008)

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


For periods ended December 31, 2010:

                                                                                 LIFETIME
                                                                                (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                     1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                  12.61%  2.05%     2.42%
S&P 500 (reflects no deduction for sales charges, account fees,
 expenses or taxes)                                              15.08   2.29      2.28
Lipper Growth & Income Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                           14.22   2.11      3.00

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        10 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    10 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER              4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE                      4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.59%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.61

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $62    $195    $340     $762

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies located around the world, many of which the investment adviser believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging market countries. The fund expects to be invested in numerous countries around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS --The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

            [CHART]

 2007     2008     2009     2010
 ----    -----    -----    -----
13.04%  -41.06%   40.11%   12.02%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   19.43% (quarter ended September 30, 2009)
LOWEST   -20.37% (quarter ended December 31, 2008)

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


For periods ended December 31, 2010:

                                                                                                     LIFETIME
                                                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                                                 1 YEAR INCEPTION)
--------------------------------------------------------------------------------------------------------------

Fund (inception date -- 5/1/06)                                                              12.02%    3.14%
MSCI World Index (reflects no deduction for sales charges, account fees, expenses or taxes)  12.34     1.09
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or taxes)   13.39     1.65

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

     GREGG E. IRELAND                   5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     ANDREW B. SUZMAN                   2 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     STEVEN T. WATSON                   5 years              Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.27%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.29

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $30     $93    $163     $368

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

2001     2002    2003     2004    2005    2006   2007     2008    2009    2010
-----   ------  ------   ------  ------  ------  -----   ------  ------  ------
2.78%  -18.15%  32.76%   10.66%   6.08%  15.51%  5.32%  -37.68%  31.54%  11.72%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.97% (quarter ended June 30, 2003)
LOWEST   -21.91% (quarter ended December 31, 2008)

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


For periods ended December 31, 2010:

                                                                        LIFETIME
                                                                       (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)                11.72%  2.18%    3.86%    10.97%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)     15.08   2.29     1.42     10.79
Lipper Growth & Income Funds Index (reflects
 no deduction for sales charges, account fees
 or taxes)                                     14.22   2.11     2.51      9.63

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        25 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL                       6 years               Senior Vice President - Capital Research Global Investors
President and Trustee
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    12 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  17 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.69%
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  0.74

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $76    $237    $411     $918

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including emerging market countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United
States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

      [CHART]

  2009      2010
 ------    ------
 40.38%     7.24%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.63% (quarter ended June 30, 2009)
LOWEST   -12.96% (quarter ended June 30, 2010)

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                                    ---


For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 11/18/08)                             7.24%   26.50%
MSCI World ex USA Index (reflects no deduction for sales
 charges, account fees, expenses or taxes)                    9.43    24.71
Lipper International Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                       11.03    26.96

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

      SUNG LEE                          3 years              Senior Vice President - Capital Research Global
      Vice President                                         Investors
--------------------------------------------------------------------------------------------------------------------
      JESPER LYCKEUS                    3 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------
      DAVID M. RILEY                    3 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.30%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.31

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $32    $100    $174     $393

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2010, the fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United
States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the
capital resources available at, the companies in which the fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

ASSET ALLOCATION -- The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects market sectors and securities in which the fund primarily invests.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

 2001     2002    2003    2004    2005    2006    2007     2008    2009    2010
------   ------  ------  ------  ------  ------  ------   ------  ------  ------
 0.77%  -12.19%  22.14%   8.50%   9.45%  14.96%   6.82%  -29.30%  24.27%  12.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.24% (quarter ended June 30, 2003)
LOWEST   -16.30% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 8/1/89)             12.75%  3.99%    4.56%     8.10%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)  15.08   2.29     1.42      8.56
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            6.54   5.80     5.84      6.96
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 sales charges, account fees, expenses or
 taxes)                                      6.30   5.98     5.96      7.06

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ALAN N. BERRO                       11 years              Senior Vice President - Capital World Investors
   Senior Vice President
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                     2 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   JEFFREY T. LAGER                    4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
   JAMES R. MULALLY                    5 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   EUGENE P. STEIN                     3 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


GLOBAL BALANCED FUND

INVESTMENT OBJECTIVE

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)*                              CLASS
-------------------------------------------------------------------------------

Management fee..........................................................  0.66%
Other expenses..........................................................  0.06
Total annual fund operating expenses....................................  0.72

*Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     1 YEAR 3 YEARS
                            -----------------------

                            Class 1   $74    $230

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries).
Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets -- unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund's ability to invest in issuers outside the United States includes investing in securities of issuers in emerging market countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund's equity investments focus is on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BALANCED FUND
----


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 2, 2011, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    HILDA L. APPLBAUM              Less than 1 year
                             (since the fund's inception)    Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
    MARK A. BRETT                  Less than 1 year
                             (since the fund's inception)    Vice President - Fixed Income, Capital Research Company
------------------------------------------------------------------------------------------------------------------------
    NORIKO H. CHEN                 Less than 1 year
                             (since the fund's inception)    Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
    JOANNA F. JONSSON              Less than 1 year
                             (since the fund's inception)    Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
    ROBERT H. NEITHART             Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.37%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.38

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $39    $122    $213     $480

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 187% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund invests at least
65% of its assets in investment-grade debt securities (rated Baa3 or better or
BBB- or better by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the
U.S. and other governments, and securities backed by mortgage and other assets.
The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. These securities are neither issued nor guaranteed by the U.S.
government.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Lipper Corporate Debt A-Rated Bond Funds Average includes mutual funds that disclose investment objectives reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                 [CHART]

  2001   2002   2003    2004   2005   2006   2007   2008    2009    2010
  ----   ----   ----    ----   ----   ----   ----   ----    ----    ----
  8.48%  4.26%  13.07%  6.04%  1.77%  7.31%  3.66%  -9.16%  12.83%  6.73%

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   6.05% (quarter ended June 30,2009)
LOWEST   -5.47% (quarter ended September 30, 2008)

For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 1/2/96)              6.73%  4.00%    5.32%     5.43%
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            6.54   5.80     5.84      6.04
Lipper Corporate Debt A-Rated Bond Funds
 Average (reflects no deduction for sales
 charges, account fees or taxes)             7.51   4.82     5.27      5.41

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  13 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                   6 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. HOAG                     4 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                    4 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.54%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.57

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $58    $183    $318     $714

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

CURRENCY -- The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values.
If the U.S. dollar appreciates against foreign currencies, the value in U.S.
dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


Calender year total returns.

            [CHART]

 2007     2008     2009     2010
------   ------   ------   ------
 9.54%    3.60%   10.04%    5.44%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   7.96% (quarter ended September 30, 2010)
LOWEST   -4.19% (quarter ended September 30, 2008)

For periods ended December 31, 2010:

                                                                                                   LIFETIME
                                                                                                  (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                                               1 YEAR INCEPTION)
------------------------------------------------------------------------------------------------------------

Fund (inception date -- 10/4/06)                                                            5.44%    7.33%
Barclays Capital Global Aggregate Index (reflects no deduction for sales charges, account
 fees, expenses or taxes)                                                                   5.54     6.73
Lipper Global Income Funds Average (reflects no deduction for sales charges, account fees
 or taxes)                                                                                  7.54     5.90

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ELLEN O. CARR                      2 years              Vice President - Fixed Income, Capital Research Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                    5 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                     5 years              Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   3 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                             ---


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.46%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.48

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $49    $154    $269     $604

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects the market sectors and securities in which the fund primarily invests and the Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calender year total returns.

                                    [CHART]

 2001    2002    2003    2004    2005    2006    2007    2008    2009     2010
------  ------  ------  ------  ------  ------  ------  ------  ------   ------
8.02%   -1.51%  29.79%   9.83%   2.46%  10.89%  1.62%  -23.74%  39.45%   15.38%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.06% (quarter ended June 30, 2009)
LOWEST   -16.06% (quarter ended December 31, 2008)

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


For periods ended December 31, 2010:

                                                                                            LIFETIME
                                                                                           (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS INCEPTION)
-----------------------------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)                                    15.38%  6.69%    7.95%     9.72%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
 (reflects no deduction for sales charges, account fees, expenses
 or taxes)                                                         14.94   8.90     9.01       N/A
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no
 deduction for sales charges, account fees, expenses or taxes)      6.30   5.98     5.96      8.27
Lipper High Current Yield Funds Index (reflects no deduction
 for sales charges, account fees or taxes)                         14.91   6.58     6.67      7.75

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ABNER D. GOLDSTINE                  13 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID C. BARCLAY                    18 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   ELLEN O. CARR                       2 years               Vice President - Fixed Income, Capital Research Company
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                     2 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   MARCUS B. LINDEN                    4 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


MORTGAGE FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide current income and preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) *       CLASS 1
--------------------------------------------------------------------------------

Management fee............................................................ 0.42%
Other expenses............................................................ 0.02
Total annual fund operating expenses...................................... 0.44

*Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     1 YEAR 3 YEARS
                            -----------------------

                            Class 1   $45    $141

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Normally, at least 80% of the fund's assets will be invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund will invest primarily in mortgage-related securities that are sponsored or guaranteed by the U.S.
government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser) or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may also invest a portion of its assets in debt issued by federal agencies.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  MORTGAGE FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. These securities are neither issued nor guaranteed by the U.S.
government.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

MARKET CONDITIONS -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 2, 2011, information regarding investment results is not available as of the date of this prospectus.

                                                                             ---
                MORTGAGE FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

    FERGUS N. MACDONALD            Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------
    WESLEY K.-S. PHOA              Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  MORTGAGE FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee*........................................................  0.34%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.35

*The fund's management fee has been restated to reflect current management fees as reduced in an amendment to the fund's Investment Advisory and Service
 Agreement effective January 1, 2011.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $36    $113    $197     $443

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 208% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                                         ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. These securities are neither issued nor guaranteed by the U.S.
government.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the Barclays Capital U.S.
Government/Mortgage Backed Securities Index to replace the Citigroup
Treasury/Govt. Sponsored/Mortgage Index as its broad-based securities index.
The fund's investment adviser believes that the Barclays Capital U.S.
Government/Mortgage Backed Securities Index better reflects the market sectors and securities in which the fund primarily invests than the Citigroup
Treasury/Govt. Sponsored/Mortgage Index. This information provides some indication of the risks of investing in the fund. The Lipper General U.S.
Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
Price Index provides a comparison of the fund's results to inflation. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                      [CHART]

   2001   2002   2003   2004   2005   2006   2007   2008   2009   2010
  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   7.24%  9.45%  2.51%  3.58%  2.70%  3.95%  6.83%  7.84%  2.79%  5.94%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.23% (quarter ended December 31, 2008)
LOWEST   -1.76% (quarter ended June 30, 2004)

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


For periods ended December 31, 2010:

                                                                                      LIFETIME
                                                                                     (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR 5 YEARS 10 YEARS INCEPTION)
-----------------------------------------------------------------------------------------------

Fund (inception date -- 12/1/85)                              5.94%  5.45%    5.26%     6.83%
Barclays Capital U.S. Government/Mortgage Backed
 Securities Index (reflects no deduction for sales charges,
 account fees, expenses or taxes)                             5.41   5.88     5.64      7.46
Citigroup Treasury/Govt. Sponsored/Mortgage Index
 (reflects no deduction for sales charges, account fees,
 expenses or taxes)                                           5.59   5.93     5.69      7.49
Lipper General U.S. Government Funds Average (reflects
 no deduction for sales charges, account fees or taxes)       5.92   4.68     4.66      6.25
Consumer Price Index (CPI)                                    1.50   2.18     2.34      2.82

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

    KEVIN ADAMS                    Less than 1 year          Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH                     13 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    FERGUS N. MACDONALD                 1 year               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

    WESLEY K.-S. PHOA                   1 year               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                                         ---


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.33

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $34    $106    $185     $418

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or
Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTING IN MONEY MARKET SECURITIES -- The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

CREDIT AND LIQUIDITY SUPPORT -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

 2001    2002    2003    2004    2005    2006    2007    2008    2009    2010
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 3.66%   1.24%   0.67%   0.96%   2.97%   4.81%   4.95%   2.15%  -0.10%  -0.09%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.31% (quarter ended December 31, 2006)
LOWEST   -0.09% (quarter ended December 31, 2009)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS     1 YEAR 5 YEARS 10 YEARS LIFETIME
-----------------------------------------------------------------
Fund (inception date -- 2/8/84)  -0.09%  2.32%    2.11%    4.44%

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund is designed for investors seeking capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

NEW ECONOMY -- The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy, the fund may invest in any company, provided that the investment adviser determines that the company could participate and thrive in the new economy. As it is inherently difficult to articulate a precise formula for what constitutes the new economy at any given time, the investment adviser's definition of what constitutes the new economy may change over time.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United
States. The prices of securities of issuers domiciled outside the United
States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Multi-Cap
Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Global Service and
Information Index is a subset of the unmanaged MSCI World Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in more than 20 developed countries. This subset is 70%
U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
World Index. The index is compiled by the fund's investment adviser, Capital
Research and Management Company, is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

SMALL CAPITALIZATION ISSUERS -- Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities
(such as preferred stocks, convertible preferred stocks and convertible bonds)
of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Investing in smaller companies may pose additional risks to those set forth below as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global Small-Cap Funds
Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                                             ---


The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees expenses or taxes. Lipper Capital
Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located outside the
United States.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments

----
62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States.
The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEVELOPING COUNTRIES -- The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries.
Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                                             ---


COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

SMALL CAPITALIZATION COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market results in the global developed and emerging markets, consisting of more than
40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

----
64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least
90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                                             ---


GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal market circumstances the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that

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66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


invest at least 25% of their portfolios in securities traded outside the United
States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. The prices of securities of issuers domiciled outside the United
States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                                             ---


FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

----
68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets, excluding the United States. The index consists of more than 20 developed market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2010, the fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                                             ---


decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Barclays Capital
U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Broad Investment-Grade (BIG) Bond
Index is a market capitalization-weighted index that includes fixed-rate U.S.
Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer.
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

GLOBAL BALANCED FUND

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objectives and corresponding risks:

INVESTING OUTSIDE THE UNITED STATES (INCLUDING DEVELOPING COUNTRIES) --
Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including in securities of issuers in countries with developing economies and/or markets. Many of these countries are known as emerging market countries.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to

----
70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund will maintain at least
45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund's equity investments focus on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund's portfolio.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- The fund may also invest to a limited extent in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

SECURITIES BACKED BY THE U.S. TREASURY, OTHER GOVERNMENT SECURITIES AND
MORTGAGE-BACKED SECURITIES -- The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the
United States. These investments will typically be denominated in currencies other than U.S. dollars.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay"
their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S.
government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  71
                                                                             ---


interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and
BB+ or below by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to
20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

MORTGAGE-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the

----
72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


potential for the fund to invest the principal in higher yielding securities.
In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

SECURITIES BACKED BY THE U.S. TREASURY -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Corporate
Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEBT SECURITIES -- Under normal market circumstances, the fund invests at least
80% of its assets in bonds. This policy is subject to change only upon 60 days'
written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                                             ---


In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

HIGH YIELD BONDs -- The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.
Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES -- Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global
Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                                             ---


The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield 2%
Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Citigroup Broad
Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper High Current Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

MORTGAGE FUND

The fund's investment objective is to provide current income and preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and corresponding risks:

MORTGAGE-RELATED SECURITIES -- Normally, at least 80% of the fund's assets will be invested in mortgage-related securities. These include, but are not limited to mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days' written notice to shareholders.

The fund will invest primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest a portion of its assets in mortgage-related securities rated in the Aa/AA and A rating categories (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or securities that are unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in high quality mortgage-related securities of issuers domiciled outside the
United States; however, all such securities will be U.S. dollar denominated.
The fund may also invest a portion of its assets in debt issued by federal agencies.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

DEBT SECURITIES -- Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

----
76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in cash, money market instruments and/or
U.S. Treasury securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of such holdings could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected,

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  77
                                                                             ---


resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Government/Mortgage Backed
Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury,
U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Treasury/Government Sponsored/Mortgage Index is a market capitalization-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper General
U.S. Government Funds Average is composed of funds that invest primarily in
U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

----
78  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United
States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States. The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of Global Balanced Fund and Mortgage Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the Investment Advisory and
Service Agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' Investment Advisory and Service Agreement
by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2010.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and the funds it advises have applied to the U.S. Securities and Exchange Commission for an
exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  79
                                                                             ---


In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2011 or 2012;
however, the Series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 25 years  BLUE CHIP    Capital Research
                            INCOME AND GROWTH FUND --      Global Investors
                            10 years (since the fund's     Investment
                            inception)                     professional for 49
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 6 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 26
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 11 years    Capital World
                                                           Investors
                                                           Investment
                                                           professional for 25
                                                           years in total; 20
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 13    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 59
                                                           years in total; 44
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for:                 President --
                            GROWTH-INCOME FUND -- 12       Capital Research
                            years BLUE CHIP INCOME AND     Global Investors
                            GROWTH FUND --                 Investment
                            10 years (since the fund's     professional for 19
                            inception)                     years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate

----
80  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 12 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 24
                                                                                  years in total; 20
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 5                               Capital Research
                            years INTERNATIONAL GROWTH AND INCOME FUND -- 3 years Global Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 14 years (since the                           Capital World
                            fund's inception) NEW WORLD                           Investors
                            FUND -- 12 years (since the                           Investment
                            fund's inception)                                     professional for 26
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
KEVIN ADAMS                 Serves as a fixed-income                              Vice President --
                            portfolio counselor for:                              Fixed Income,
                                                                                  Capital Research
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND --Less      Company
                            than 1 year                                           Investment
                                                                                  professional for 26
                                                                                  years in total; 11
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
HILDA L. APPLBAUM           Serves as an                                          Senior Vice
                            equity/fixed-income portfolio                         President --
                            counselor for: GLOBAL                                 Capital World
                            BALANCED FUND -- Less than 1                          Investors
                            year (since the fund's                                Investment
                            inception)                                            professional for 24
                                                                                  years in total; 16
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 18                           Income, Capital
                            years NEW WORLD FUND -- 12                            Research and
                            years (since the fund's                               Management Company
                            inception) BOND FUND -- 13                            Investment
                            years                                                 professional for 30
                                                                                  years in total; 23
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 8 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 30
                                                                                  years in total; 25
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
L. ALFONSO BARROSO          Serves as an equity portfolio                         Senior Vice
                            counselor for:                                        President --
                            INTERNATIONAL FUND -- 2 years                         Capital Research
                                                                                  Global Investors
                                                                                  Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK A. BRETT               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BALANCED                                  Capital Research
                            FUND -- Less than 1 year                              Company
                            (since the fund's inception)                          Investment
                                                                                  professional for 32
                                                                                  years in total;
                                                                                  18 years with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 4                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 16
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ELLEN O. CARR               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BOND FUND -- 2                            Capital Research
                            years HIGH-INCOME BOND                                Company
                            FUND -- 2 years                                       Investment
                                                                                  professional for 15
                                                                                  years in total; 12
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
NORIKO H. CHEN              Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL                                 President --
                            BALANCED FUND -- Less than 1                          Capital World
                            year (since the fund's                                Investors
                            inception)                                            Investment
                                                                                  professional for 21
                                                                                  years in total; 13
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND -- 13                             Capital Research
                            years (since the fund's                               Global Investors
                            inception) GLOBAL DISCOVERY                           Investment
                            FUND -- 6 years                                       professional for 40
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
DAVID A. DAIGLE             Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                             ASSET ALLOCATION FUND -- 2                           Income, Capital
                            years HIGH-INCOME BOND                                Research Company
                            FUND -- 2 years (plus 9 years                         Investment
                            of prior experience as an                             professional for 17
                            investment analyst for the                            years, all with
                            fund)                                                 Capital Research
                                                                                  and Management
                                                                                  Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  81
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

MARK H. DALZELL             Serves as a fixed-income       Senior Vice
                            portfolio counselor            President -- Fixed
                            for: BOND FUND -- 6            Income, Capital
                            years GLOBAL BOND FUND -- 5    Research and
                            years (since the fund's        Management Company
                            inception)                     Investment
                                                           professional for 33
                                                           years in total; 23
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  13     Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 6 years                professional for 29
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  8      Capital Research
                            years GROWTH-INCOME FUND -- 5  Global Investors
                            years                          Investment
                                                           professional for 18
                                                           years in total; 17
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income       Senior Vice
                            portfolio counselor for: BOND  President -- Fixed
                            FUND -- 4 years                Income, Capital
                                                           Research and
                                                           Management Company
                                                           Investment
                                                           professional for 23
                                                           years in total; 20
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 5 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 24
                            SECURITIES FUND --13           years in total; 21
                            years BOND FUND -- 4 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 17 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 38
                            FUND -- 10 years (since the    years in total; 36
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 5 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 5 years                professional for 39
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARTIN JACOBS               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President -- Capital
                            GLOBAL GROWTH FUND -- 2 years  World Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 4 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JOANNA F. JONSSON           Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL          President --
                            BALANCED FUND -- Less than 1   Capital World
                            year (since the fund's         Investors
                            inception)                     Investment
                                                           professional for 22
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 6 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 28
                                                           years in total; 26
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 3       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 13
                                                           years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 4     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 16
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 4     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 16
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

----
82  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 4    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 29
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 4 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 16
                            AND INCOME FUND -- 3 years     years in total; 15
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --1            Research Company
                            year MORTGAGE FUND -- Less     Investment
                            than 1 year (since the fund's  professional for 19
                            inception)                     years in total; 8
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 8 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 43
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 5     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 3 years    Management Company
                                                           Investment
                                                           professional for 35
                                                           years in total; 31
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ROBERT H. NEITHART          Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BALANCED FUND -- Less   Income, Capital
                            than 1 year (since the fund's  Research and
                            inception)                     Management Company
                                                           Investment
                                                           professional for 24
                                                           years in total, all
                                                           with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --1            Research Company
                            year MORTGAGE FUND -- Less     Investment
                            than 1 year (since the fund's  professional for 18
                            inception)                     years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 3 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 3     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 40
                                                           years in total; 39
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 2 years                Investors
                                                           Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 5 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 14
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 9 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 24
                            GROWTH AND INCOME              years in total; 21
                            FUND -- 5 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 6 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 22
                                                           years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 6 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 14
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  83
                                                                             ---


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is
pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading.
Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

----
84  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the Class 2 and Class 3 prospectuses in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of an investment in Class 2 and Class 3 shares.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  85
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $11.20      $.10           $ 1.07          $ 1.17      $(.09)       $  --        $ (.09)      $12.28     10.43%
12/31/09     7.45       .05             3.78            3.83       (.08)          --          (.08)       11.20     51.49
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)       13.05     17.66
CLASS 2
12/31/10    11.15       .07             1.06            1.13       (.06)          --          (.06)       12.22     10.14
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)       13.00     17.41

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $19.61      $.30           $ 2.04          $ 2.34      $(.34)       $  --        $ (.34)      $21.61     12.04%
12/31/09    13.96       .26             5.67            5.93       (.28)          --          (.28)       19.61     42.58
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)       23.44     20.73
CLASS 2
12/31/10    19.50       .25             2.03            2.28       (.30)          --          (.30)       21.48     11.75
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)       23.29     20.43

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $18.00      $.13          $  3.91         $  4.04      $(.37)       $  --        $ (.37)      $21.67     22.76%
12/31/09    11.18       .09             6.80            6.89       (.07)          --          (.07)       18.00     61.63
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)       24.87     24.35
CLASS 2
12/31/10    17.74       .08             3.86            3.94       (.33)          --          (.33)       21.35     22.41
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)       24.64     24.05

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10       $ 31       .61%       .61%        .87%
12/31/09         31       .61        .61         .59
12/31/08         18       .60        .55        1.33
12/31/07         35       .60        .54        1.25
12/31/06         28       .62        .56        1.19
CLASS 2
12/31/10        217       .86        .86         .62
12/31/09        192       .86        .86         .36
12/31/08        131       .85        .80        1.08
12/31/07        240       .85        .79         .98
12/31/06        151       .87        .81         .94

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10     $1,227       .56%       .56%       1.54%
12/31/09      1,037       .56        .56        1.59
12/31/08        675       .55        .50        2.37
12/31/07        684       .55        .50        2.06
12/31/06        278       .58        .53        1.95
CLASS 2
12/31/10      4,308       .81        .81        1.30
12/31/09      4,100       .82        .82        1.36
12/31/08      3,198       .80        .75        2.12
12/31/07      5,180       .80        .75        1.84
12/31/06      4,015       .83        .78        1.71

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/10    $   818       .75%       .75%        .69%
12/31/09        604       .76        .76         .61
12/31/08        306       .74        .67        1.01
12/31/07        369       .73        .66         .45
12/31/06        247       .77        .69         .82
CLASS 2
12/31/10      3,189      1.00       1.00         .45
12/31/09      2,678      1.01       1.01         .36
12/31/08      1,748       .99        .92         .70
12/31/07      3,975       .98        .91         .20
12/31/06      2,927      1.02        .94         .61

----
86  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $46.45      $.49          $  8.32         $  8.81      $(.48)       $  --        $ (.48)      $54.78     19.01%
12/31/09    33.51       .35            12.94           13.29       (.35)          --          (.35)       46.45     39.74
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)       64.51     10.48
CLASS 2
12/31/10    46.10       .36             8.24            8.60       (.35)          --          (.35)       54.35     18.68
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)       64.08     10.22
CLASS 3
12/31/10    46.49       .40             8.31            8.71       (.38)          --          (.38)       54.82     18.76
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)       64.50     10.29

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $17.17      $.28           $  .99         $  1.27      $(.39)       $  --        $ (.39)      $18.05      7.52%
12/31/09    12.22       .24             5.04            5.28       (.25)        (.08)         (.33)       17.17     43.50
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)       22.01     19.33
CLASS 2
12/31/10    17.11       .24              .98            1.22       (.35)          --          (.35)       17.98      7.23
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)       21.94     18.98
CLASS 3
12/31/10    17.18       .26              .97            1.23       (.36)          --          (.36)       18.05      7.26
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)       22.00     19.07

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $20.04      $.37          $  3.25         $  3.62      $(.38)       $  --        $ (.38)      $23.28     18.20%
12/31/09    13.57       .34             6.42            6.76       (.29)          --          (.29)       20.04     49.95
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)       21.56     32.88
CLASS 2
12/31/10    19.89       .31             3.22            3.53       (.33)          --          (.33)       23.09     17.87
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)       21.40     32.59

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $ 8.37      $.18           $  .87          $ 1.05      $(.17)       $  --         $(.17)      $ 9.25     12.61%
12/31/09     6.67       .16             1.71            1.87       (.17)          --          (.17)        8.37     28.18
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)       11.97     17.73
CLASS 2
12/31/10     8.31       .16              .86            1.02       (.15)          --          (.15)        9.18     12.33
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)       11.87     17.42

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10    $ 8,011       .34%       .34%       1.02%
12/31/09      6,565       .35        .35         .91
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
12/31/06      3,503       .34        .31        1.14
CLASS 2
12/31/10     19,896       .59        .59         .76
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
12/31/06     23,122       .59        .56         .89
CLASS 3
12/31/10        232       .52        .52         .82
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81
12/31/06        451       .52        .49         .95

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10     $3,490       .53%       .53%       1.69%
12/31/09      2,851       .54        .54        1.70
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
12/31/06      1,648       .54        .49        1.99
CLASS 2
12/31/10      6,615       .78        .78        1.46
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
12/31/06      7,260       .79        .74        1.72
CLASS 3
12/31/10         61       .71        .71        1.54
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64
12/31/06        120       .72        .67        1.81

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10     $  774       .80%       .80%       1.76%
12/31/09        500       .82        .82        2.02
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
12/31/06        126       .88        .80        2.19
CLASS 2
12/31/10      1,739      1.05       1.05        1.52
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69
12/31/06      1,175      1.13       1.05        1.93

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/10     $  674       .44%       .44%       2.10%
12/31/09        408       .44        .44        2.26
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
12/31/06        159       .43        .39        1.75
CLASS 2
12/31/10      3,677       .69        .69        1.87
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70
12/31/06      3,937       .68        .64        1.50

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  87
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $ 9.14      $.23           $  .85          $ 1.08      $(.26)       $  --         $(.26)      $ 9.96     12.02%
12/31/09        6.68       .20             2.47            2.67       (.21)          --          (.21)        9.14     40.11
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
12/31/06/4/    10.00       .14              .91            1.05       (.07)          --          (.07)       10.98     10.49
CLASS 2
12/31/10        9.12       .21              .85            1.06       (.24)          --          (.24)        9.94     11.78
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67
12/31/06/4/    10.00       .11              .92            1.03       (.06)          --          (.06)       10.97     10.30

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $31.37      $.56          $  3.10         $  3.66      $(.56)      $   --        $ (.56)      $34.47     11.72%
12/31/09       24.25       .49             7.13            7.62       (.50)          --          (.50)       31.37     31.54
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)       42.43     15.51
CLASS 2
12/31/10       31.18       .48             3.07            3.55       (.48)          --          (.48)       34.25     11.43
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)       42.19     15.20
CLASS 3
12/31/10       31.39       .50             3.09            3.59       (.49)          --          (.49)       34.49     11.50
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)       42.42     15.30

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $14.92      $.38            $ .68           $1.06      $(.33)       $(.40)        $(.73)      $15.25      7.24%
12/31/09       10.92       .36             4.04            4.40       (.19)        (.21)         (.40)       14.92     40.38
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/10       14.90       .35              .67            1.02       (.31)        (.40)         (.71)       15.21      6.92
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $14.75      $.35           $ 1.52          $ 1.87      $(.34)       $  --        $ (.34)      $16.28     12.75%
12/31/09       12.16       .35             2.59            2.94       (.35)          --          (.35)       14.75     24.27
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)       18.34     14.96
CLASS 2
12/31/10       14.65       .31             1.51            1.82       (.30)          --          (.30)       16.17     12.50
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)       18.23     14.66
CLASS 3
12/31/10       14.75       .32             1.53            1.85       (.31)          --          (.31)       16.29     12.62
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)       18.34     14.75

Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $10.33      $.33           $  .36          $  .69      $(.35)       $  --         $(.35)      $10.67      6.73%
12/31/09        9.45       .42              .80            1.22       (.34)          --          (.34)       10.33     12.83
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)       11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)       11.64      7.31
CLASS 2
12/31/10       10.23       .30              .36             .66       (.33)          --          (.33)       10.56      6.44
12/31/09        9.36       .40              .79            1.19       (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)       11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)       11.53      6.99

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10        $  171      .61%       .61%        2.54%
12/31/09           160      .63        .63         2.63
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/4/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/10         2,130      .86        .86         2.28
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/4/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $ 9.370      .29%       .29%        1.76%
12/31/09         8,142      .29        .29         1.83
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
CLASS 2
12/31/10        16,668      .54        .54         1.52
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
CLASS 3
12/31/10           209      .47        .47         1.59
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10         $ .32      .74%       .74%        2.61%
12/31/09            28      .74        .74         2.74
12/31/08/6/         12      .09        .08          .14
CLASS 2
12/31/10           180      .99        .99         2.37
12/31/09            99      .99        .99         1.89
12/31/08/6/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10        $5,235      .31%       .31%        2.33%
12/31/09         4,151      .32        .32         2.65
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
CLASS 2
12/31/10         5,689      .57        .57         2.08
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
CLASS 3
12/31/10            44      .50        .50         2.15
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10        $4,768      .38%       .38%        3.03%
12/31/09         3,775      .39        .39         4.19
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
CLASS 2
12/31/10         5,074      .63        .63         2.79
12/31/09         4,635      .64        .64         4.00
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29

----
88  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $11.57      $.41            $ .21           $ .62       $(.37)       $ --         $(.37)      $11.82      5.44%
12/31/09       10.68       .45              .62            1.07        (.18)         --          (.18)       11.57     10.04
12/31/08       10.83       .48             (.09)            .39        (.54)         --/7/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)         --          (.31)       10.83      9.54
12/31/06/8/    10.00       .10              .15             .25        (.07)         --          (.07)       10.18      2.52
CLASS 2
12/31/10       11.53       .38              .22             .60        (.35)         --          (.35)       11.78      5.23
12/31/09       10.66       .42              .61            1.03        (.16)         --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)         --/7/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)         --          (.30)       10.81      9.23
12/31/06/9/    10.00       .06              .18             .24        (.07)         --          (.07)       10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $10.49      $.91           $  .68          $ 1.59      $ (.88)       $ --        $ (.88)      $11.20     15.38%
12/31/09        8.05       .75             2.41            3.16        (.72)         --          (.72)       10.49     39.45
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)         --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)         --         (1.48)       11.65      1.62
12/31/06       12.41       .92              .37            1.29        (.80)         --          (.80)       12.90     10.89
CLASS 2
12/31/10       10.39       .87              .68            1.55        (.86)         --          (.86)       11.08     15.07
12/31/09        7.99       .71             2.39            3.10        (.70)         --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)         --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)         --         (1.43)       11.55      1.33
12/31/06       12.32       .89              .36            1.25        (.78)         --          (.78)       12.79     10.59
CLASS 3
12/31/10       10.51       .89              .68            1.57        (.86)         --          (.86)       11.22     15.14
12/31/09        8.07       .73             2.42            3.15        (.71)         --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)         --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)         --         (1.43)       11.65      1.40
12/31/06       12.39       .90              .36            1.26        (.77)         --          (.77)       12.88     10.66

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $12.18      $.26            $ .46            $.72       $(.25)      $(.06)        $(.31)      $12.59      5.94%
12/31/09       12.29       .37             (.03)            .34        (.34)       (.11)         (.45)       12.18      2.79
12/31/08       11.73       .50              .41             .91        (.35)         --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)         --          (.92)       11.73      6.83
12/31/06       11.91       .55             (.10)            .45        (.49)         --          (.49)       11.87      3.95
CLASS 2
12/31/10       12.08       .23              .46             .69        (.22)       (.06)         (.28)       12.49      5.75
12/31/09       12.20       .34             (.03)            .31        (.32)       (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)         --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)         --          (.87)       11.65      6.49
12/31/06       11.83       .51             (.09)            .42        (.46)         --          (.46)       11.79      3.75
CLASS 3
12/31/10       12.19       .24              .47             .71        (.23)       (.06)         (.29)       12.61      5.82
12/31/09       12.30       .36             (.04)            .32        (.32)       (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)         --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)         --          (.87)       11.74      6.63
12/31/06       11.89       .52             (.09)            .43        (.46)         --          (.46)       11.86      3.80

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $11.40     $(.02)            $.01           $(.01)      $  --        $ --         $  --       $11.39      (.09)%
12/31/09       11.44      (.01)              --/7/         (.01)       (.03)         --/7/       (.03)       11.40      (.10)
12/31/08       11.40       .24               --/7/          .24        (.20)         --          (.20)       11.44      2.15
12/31/07       11.62       .57               --/7/          .57        (.79)         --          (.79)       11.40      4.95
12/31/06       11.31       .54               --/7/          .54        (.23)         --          (.23)       11.62      4.81
CLASS 2
12/31/10       11.32      (.04)              --/7/         (.04)         --          --            --        11.28      (.35)
12/31/09       11.38      (.04)              --/7/         (.04)       (.02)         --/7/       (.02)       11.32      (.33)
12/31/08       11.35       .20              .02             .22        (.19)         --          (.19)       11.38      1.90
12/31/07       11.56       .54               --/7/          .54        (.75)         --          (.75)       11.35      4.73
12/31/06       11.26       .51               --/7/          .51        (.21)         --          (.21)       11.56      4.59
CLASS 3
12/31/10       11.38      (.04)              --/7/         (.04)         --          --            --        11.34      (.35)
12/31/09       11.44      (.03)            (.01)           (.04)       (.02)         --/7/       (.02)       11.38      (.31)
12/31/08       11.40       .22              .01             .23        (.19)         --          (.19)       11.44      1.99
12/31/07       11.60       .55               --/7/          .55        (.75)         --          (.75)       11.40      4.83
12/31/06       11.29       .52               --/7/          .52        (.21)         --          (.21)       11.60      4.64

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $  325       .57%       .57%        3.42%
12/31/09          162       .59        .59         4.06
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
12/31/06/8/        12       .15        .13         1.00
CLASS 2
12/31/10        1,497       .83        .83         3.21
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41
12/31/06/9/        15       .13        .12          .60

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $  769       .48%       .48%        8.15%
12/31/09          635       .48        .48         7.86
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
12/31/06          293       .49        .45         7.36
CLASS 2
12/31/10        1,142       .73        .73         7.91
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
12/31/06          832       .74        .70         7.12
CLASS 3
12/31/10           23       .66        .66         7.98
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21
12/31/06           34       .67        .63         7.19

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $1,492       .39%       .36%        2.07%
12/31/09          999       .41        .41         2.99
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
12/31/06          218       .47        .42         4.64
CLASS 2
12/31/10        1,959       .64        .62         1.83
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
12/31/06          402       .72        .67         4.40
CLASS 3
12/31/10           26       .57        .55         1.92
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65
12/31/06           32       .65        .60         4.45

Cash Management Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $   83       .33%       .33%        (.14)%
12/31/09          105       .33        .33         (.08)
12/31/08          158       .32        .29         2.07
12/31/07          112       .33        .30         4.88
12/31/06           98       .33        .30         4.74
CLASS 2
12/31/10          522       .58        .58         (.39)
12/31/09          664       .58        .58         (.33)
12/31/08        1,023       .57        .54         1.73
12/31/07          452       .58        .55         4.61
12/31/06          282       .58        .55         4.52
CLASS 3
12/31/10           13       .51        .51         (.32)
12/31/09           17       .51        .51         (.27)
12/31/08           25       .50        .47         1.91
12/31/07           20       .51        .48         4.70
12/31/06           18       .51        .48         4.53

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  89
                                                                             ---


                                                       Year ended December 31
                                                   ------------------------------
Portfolio turnover rate for all classes of shares  2010 2009  2008  2007  2006
-------------------------------------------------  ---- ---- ----   ----  ----

   Global Discovery Fund                            61%  60%  46%     50%   31%
   Global Growth Fund                               28   43   38      38    31
   Global Small Capitalization Fund                 47   55   47      49    50
   Growth Fund                                      28   37   26      40    35
   International Fund                               25   46   52      41    29
   New World Fund                                   18   25   32      34    32
   Blue Chip Income and Growth Fund                 22   22   24      27    21
   Global Growth and Income Fund                    30   47   36      36     8/4/
   Growth-Income Fund                               22   24   31      24    25
   International Growth and Income Fund             31   21   --/6/   --    --
   Asset Allocation Fund                            46   41   36      29    38
   Bond Fund                                       187  125   63      57    57
   Global Bond Fund                                106   86  118      85     7/8/
   High-Income Bond Fund                            54   47   29      32    35
   U.S. Government/AAA-Rated Securities Fund       208  100  108      91    76
   Cash Management Fund                             --   --   --      --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From May 1, 2006, commencement of operations.

/5/Annualized.

/6/From November 18, 2008, commencement of operations.

/7/Amount less than $.01.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

----
90  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-998-0511P Printed in USA CGD/AFD/8024   Investment Company File No. 811-3857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

 Global Discovery Fund/SM/              International Growth and Income
                                        Fund/SM/
 Global Growth Fund/SM/                 Asset Allocation Fund/SM/
 Global Small Capitalization Fund/SM/   Global Balanced Fund/SM/
 Growth Fund/SM/                        Bond Fund/SM/
 International Fund/SM/                 Global Bond Fund/SM/
 New World Fund(R)                      High-Income Bond Fund/SM/
 Blue Chip Income and Growth Fund/SM/   Mortgage Fund/SM/
 Global Growth and Income Fund/SM/      U.S. Government/AAA-Rated Securities
                                        Fund/SM/
 Growth-Income Fund/SM/                 Cash Management Fund/SM/

PROSPECTUS

Class 2 shares

May 1, 2011

                    Summaries
                 1  Global Discovery Fund
                 4  Global Growth Fund
                 7  Global Small Capitalization Fund
                 10 Growth Fund
                 13 International Fund
                 16 New World Fund
                 20 Blue Chip Income and Growth Fund
                 23 Global Growth and Income Fund
                 26 Growth-Income Fund
                 29 International Growth and Income Fund
                 32 Asset Allocation Fund
                 35 Global Balanced Fund
                 38 Bond Fund
                 41 Global Bond Fund
                 45 High-Income Bond Fund
                 48 Mortgage Fund
                 51 U.S. Government/AAA-Rated Securities Fund
                 54 Cash Management Fund
                 56 Investment objectives, strategies and risks
                 77 Management and organization
                 82 Purchases and redemptions of shares
                 83 Plans of distribution
                 83 Distributions and taxes
                 84 Financial highlights

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.86

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $88    $274    $477    $1,061

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

CONCENTRATION -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund and the Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                            [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----   -----   -----   -----   -----   -----   -----   -----   -----
-21.67%  37.11%  10.43%  10.80%  17.41%  17.22% -45.09%  50.91%  10.14%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.72% (quarter ended June 30, 2009)
LOWEST   -24.93% (quarter ended December 31, 2008)

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


For periods ended December 31, 2010:

                                                                                 LIFETIME
                                                                                (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                     1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                  10.14%  4.67%     4.65%
S&P 500 (reflects no deduction for sales charges, account fees,
 expenses or taxes)                                              15.08   2.29      2.28
Lipper Multi-Cap Growth Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                           20.39   3.50      2.23
Global Service and Information Index (reflects no deduction for
 sales charges, account fees, expenses or taxes)                 10.51   0.79      1.75

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                     6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                     6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON               10 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.53%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.81

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $83    $259    $450    $1,002

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '01     '02     '03     '04     '05     '06     '07      '08     '09     '10
 -----   -----   -----   -----   -----   -----   -----    -----   -----   -----
-14.22% -14.64%  35.27%  13.49%  14.07%  20.43%  14.85%  -38.39%  42.30%  11.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.11% (quarter ended June 30, 2009)
LOWEST   -20.43% (quarter ended September 30, 2001)

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 4/30/97)            11.75%  6.27%    5.68%     9.21%
MSCI World Index (reflects no deduction
 for sales charges, account fees, expenses
 or taxes)                                  12.34   2.99     2.82      5.26
Lipper Global Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  13.39   3.47     3.22      5.69

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

    ROBERT W. LOVELACE                 14 years              Senior Vice President - Capital World Investors
    Vice President
-------------------------------------------------------------------------------------------------------------
    MARTIN JACOBS                      2 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON                   9 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE                      6 years               Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.71%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  1.00

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $102   $318    $552    $1,225

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
 GLOBAL SMALL CAPITALIZATION
 FUND                          AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  '01      '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
-12.85%  -19.05%  53.53%  20.88%  25.35%  24.05%  21.43% -53.52%  61.30%  22.41%

----
                                                   GLOBAL SMALL CAPITALIZATION
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                          FUND
----


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.12% (quarter ended June 30, 2009)
LOWEST   -31.28% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

                                                                  LIFETIME
                                                                 (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS             1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------
Fund (inception date -- 4/30/98)         22.41%  6.69%    8.54%    10.91%
MSCI All Country World Small Cap Index
 (reflects no deduction for sales
 charges, account fees, expenses or
 taxes)                                  26.71   7.13     9.81      8.01
Lipper Global Small-Cap Funds
 Average (reflects no deduction for
 sales charges, account fees or taxes)   26.07   5.39     6.18      7.77

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   8 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     3 years               Senior Vice President - Capital Research Global Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
 GLOBAL SMALL CAPITALIZATION
 FUND                          AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                             ---


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.59

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $60    $189    $329     $738

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the
Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-18.15% -24.46%  36.80%  12.50%  16.19%  10.22%  12.35% -43.97%  39.41%  18.68%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.75% (quarter ended December 31, 2001)
LOWEST   -27.17% (quarter ended September 30, 2001)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                          1 YEAR 5 YEARS 10 YEARS LIFETIME*
---------------------------------------------------------------------------------------

Fund                                                  18.68%  2.80%    2.41%    12.34%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)            15.08   2.29     1.42     10.79
Lipper Capital Appreciation Funds Index (reflects no
 deduction for sales charges, account fees or taxes)  15.26   4.41     2.26      9.34
Lipper Growth Funds Index (reflects no deduction
 for sales charges, account fees or taxes)            16.22   1.64     0.13      8.96

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class
  2 shares because both classes invest in the same portfolio of securities.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.49%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.78

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $80    $249    $433     $966

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States that the investment adviser believes have the potential for growth. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-19.89% -14.84%  34.85%  19.32%  21.50%  18.98%  20.02% -42.12%  43.07%  7.23%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.47% (quarter ended June 30, 2009)
LOWEST   -20.86% (quarter ended December 31, 2008)

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                         7.23%  4.86%    5.39%    8.83%
MSCI All Country World ex USA Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)           11.60   5.29     5.97     6.71
Lipper International Funds Index (reflects
 no deduction for sales charges, account
 fees or taxes)                             11.03   4.02     4.68     6.91

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              5 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    2 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.74%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.06
Total annual fund operating expenses...................................  1.05

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $107   $334    $579    $1,283

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 -4.19%  -5.66%  39.18%  18.80%  20.74%  32.59%  32.21% -42.37%  49.65%  17.87%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   23.92% (quarter ended June 30, 2009)
LOWEST   -22.30% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            17.87%  12.25%  12.39%    10.96%
MSCI All Country World Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   13.21    3.98    3.69      3.14
MSCI Emerging Markets Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   19.20   13.11   16.23     12.04

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     12 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 12 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    DAVID C. BARCLAY                   12 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.42%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.69

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $70    $221    $384     $859

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P
500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
                                                   BLUE CHIP INCOME AND GROWTH
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                          FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                       [CHART]

        '02     '03     '04     '05     '06     '07     '08     '09     '10
       -----   -----   -----   -----   -----   -----   -----   -----   -----
      -23.07%  30.73%  9.74%   7.24%   17.42%  2.03%  -36.50%  27.97%  12.33%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.09% (quarter ended June 30, 2009)
LOWEST   -21.27% (quarter ended December 31, 2008)

                                                                             ---
 BLUE CHIP INCOME AND GROWTH
 FUND                          AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


For periods ended December 31, 2010:

                                                                                 LIFETIME
                                                                                (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                     1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                  12.33%  1.80%     2.16%
S&P 500 (reflects no deduction for sales charges, account fees,
 expenses or taxes)                                              15.08   2.29      2.28
Lipper Growth & Income Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                           14.22   2.11      3.00

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE
Series title (if applicable)          IN THIS FUND            PRIMARY TITLE WITH INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        10 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    10 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER              4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE                      4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
                                                   BLUE CHIP INCOME AND GROWTH
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                          FUND
----


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.59%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.86

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $88    $274    $477    $1,061

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies located around the world, many of which the investment adviser believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging market countries. The fund expects to be invested in numerous countries around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                                             ---
 GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS --The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

            [CHART]

 '07     '08     '09     '10
-----   -----   -----   -----
12.67% -41.17%  39.72%  11.78%

The fund's highest/lowest quarterly results during this time period were:

                 (quarter ended September
HIGHEST   19.48% 30, 2009)
LOWEST   -20.43% (quarter ended December 31, 2008)

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


For periods ended December 31, 2010:

                                                                                                     LIFETIME
                                                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                                                 1 YEAR INCEPTION)
--------------------------------------------------------------------------------------------------------------

Fund (inception date -- 5/1/06)                                                              11.78%    2.88%
MSCI World Index (reflects no deduction for sales charges, account fees, expenses or taxes)  12.34     1.09
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or taxes)   13.39     1.65

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

     GREGG E. IRELAND                   5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     ANDREW B. SUZMAN                   2 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     STEVEN T. WATSON                   5 years              Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
 GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.27%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.54

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $55    $173    $302     $677

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 2.56%  -18.34%  32.43%  10.37%  5.83%   15.20%  5.04%  -37.85%  31.24%  11.43%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.90% (quarter ended June 30, 2003)
LOWEST   -21.98% (quarter ended December 31, 2008)

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        11.43%  1.92%    3.60%    10.66%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)  15.08   2.29     1.42     10.79
Lipper Growth & Income Funds Index
 (reflects no deduction for sales charges,
 account fees or taxes)                     14.22   2.11     2.51      9.63

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        25 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL                       6 years               Senior Vice President - Capital Research Global Investors
President and Trustee
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    12 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  17 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.69%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  0.99

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $101   $315    $547    $1,213

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including emerging market countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United
States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

                                                                             ---
                                          AMERICAN FUNDS INSURANCE SERIES /
 INTERNATIONAL GROWTH AND INCOME FUND                            PROSPECTUS  29
                                                                             ---


MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve
risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and
developing countries may have less developed legal and accounting systems than those in developed countries. The governments of
these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely
affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more
susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower
trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased
settlement risks for transactions in local securities.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

    [CHART]

 '09      '10
-----    -----
40.04%   6.92%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.56% (quarter ended June 30, 2009)
LOWEST   -13.05% (quarter ended June 30, 2010)

----
                                                      INTERNATIONAL GROWTH AND
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                   INCOME FUND
----


For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 11/18/08)                             6.92%   26.17%
MSCI World ex USA Index (reflects no deduction for sales
 charges, account fees, expenses or taxes)                    9.43    24.71
Lipper International Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                       11.03    26.96

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

      SUNG LEE                          3 years              Senior Vice President - Capital Research Global
      Vice President                                         Investors
--------------------------------------------------------------------------------------------------------------------
      JESPER LYCKEUS                    3 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------
      DAVID M. RILEY                    3 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
 INTERNATIONAL GROWTH AND
 INCOME FUND                   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.30%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.57

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $58    $183    $318     $714

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2010, the fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United
States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the
capital resources available at, the companies in which the fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

ASSET ALLOCATION -- The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects market sectors and securities in which the fund primarily invests.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 0.52%  -12.38%  21.74%  8.34%   9.14%   14.66%  6.55%  -29.51%  23.98%  12.50%

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.15% (quarter ended June 30, 2003)
LOWEST   -16.35% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        12.50%  3.74%    4.30%    7.82%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)  15.08   2.29     1.42     8.56
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            6.54   5.80     5.84     6.96
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 sales charges, account fees, expenses or
 taxes)                                      6.30   5.98     5.96     7.06

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ALAN N. BERRO                       11 years              Senior Vice President - Capital World Investors
   Senior Vice President
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                     2 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   JEFFREY T. LAGER                    4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
   JAMES R. MULALLY                    5 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   EUGENE P. STEIN                     3 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


GLOBAL BALANCED FUND

INVESTMENT OBJECTIVE

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)*                               CLASS
--------------------------------------------------------------------------------

Management fee...........................................................  0.66%
Distribution and/or service (12b-1) fees.................................  0.25
Other expenses...........................................................  0.06
Total annual fund operating expenses.....................................  0.97

*Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     1 YEAR 3 YEARS
                            -----------------------

                            Class 2   $99    $309

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries).
Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets -- unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund's ability to invest in issuers outside the United States includes investing in securities of issuers in emerging market countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund's equity investments focus is on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BALANCED FUND
----


INVESTMENT RESULTS

Because the fund will begin investment operations on May 2, 2011, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    HILDA L. APPLBAUM              Less than 1 year          Senior Vice President - Capital World Investors
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    MARK A. BRETT                  Less than 1 year          Vice President - Fixed Income, Capital Research Company
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    NORIKO H. CHEN                 Less than 1 year          Senior Vice President - Capital World Investors
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    JOANNA F. JONSSON              Less than 1 year          Senior Vice President - Capital World Investors
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    ROBERT H. NEITHART             Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.37%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.63

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $64    $202    $351     $786

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 187% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund invests at least
65% of its assets in investment-grade debt securities (rated Baa3 or better or
BBB- or better by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the
U.S. and other governments, and securities backed by mortgage and other assets.
The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
38  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  BOND FUND
----


INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. These securities are neither issued nor guaranteed by the U.S.
government.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Lipper Corporate Debt A-Rated Bond Funds Average includes mutual funds that disclose investment objectives reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

    '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   8.15%   4.05%   12.80%  5.72%   1.59%   6.99%   3.33%   -9.35%  12.61%  6.44%

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.96% (quarter ended June 30, 2009)
LOWEST   -5.52% (quarter ended September 30, 2008)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                         6.44%  3.73%    5.05%    5.17%
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            6.54   5.80     5.84     6.04
Lipper Corporate Debt A-Rated Bond Funds
 Average (reflects no deduction for sales
 charges, account fees or taxes)             7.51   4.82     5.27     5.41

* Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  13 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                   6 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. HOAG                     4 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

     THOMAS H. HOGH                    4 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
40  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  BOND FUND
----


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.54%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.83

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $85    $265    $460   $1,025

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

CURRENCY -- The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values.
If the U.S. dollar appreciates against foreign currencies, the value in U.S.
dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


Calendar year total returns.

            [CHART]

 '07      '08      '09      '10
-----    -----    -----    -----
9.23%    3.48%    9.69%    5.23%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   7.90% (quarter ended September 30, 2010)
LOWEST   -4.20% (quarter ended September 30, 2008)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS             1 YEAR LIFETIME*
---------------------------------------------------------
Fund                                      5.23%   7.06%
Barclays Capital Global Aggregate Index
 (reflects no deduction for sales
 charges, account fees, expenses or
 taxes)                                   5.54    6.73
Lipper Global Income Funds Average
 (reflects no deduction for sales
 charges, account fees or taxes)          7.54    5.90

* Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 2 shares were first sold on November 6, 2006. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ELLEN O. CARR                      2 years              Vice President - Fixed Income, Capital Research Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                    5 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                     5 years              Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   3 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.46%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.73

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $75    $233    $406     $906

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                             ---


INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects the market sectors and securities in which the fund primarily invests and the Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
7.73%  -1.83%   29.51%  9.59%   2.20%   10.59%  1.33%  -23.84%  38.94%  15.07%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.18% (quarter ended June 30, 2009)
LOWEST   -16.05% (quarter ended December 31, 2008)

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS LIFETIME*
----------------------------------------------------------------------------------------------------

Fund                                                               15.07%  6.42%    7.67%    9.37%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
 (reflects no deduction for sales charges, account fees, expenses
 or taxes)                                                         14.94   8.90     9.01      N/A
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no
 deduction for sales charges, account fees, expenses or taxes)      6.30   5.98     5.96     8.27
Lipper High Current Yield Funds Index (reflects no deduction
 for sales charges, account fees or taxes)                         14.91   6.58     6.67     7.75

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ABNER D. GOLDSTINE                  13 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID C. BARCLAY                    18 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   ELLEN O. CARR                       2 years               Vice President - Fixed Income, Capital Research Company
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                     2 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   MARCUS B. LINDEN                    4 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


MORTGAGE FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide current income and preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) *  CLASS 2
---------------------------------------------------------------------------------------------------------------------------

                                    Management fee.................................................................  0.42%
                                    Distribution and/or service (12b-1) fees.......................................  0.25
                                    Other expenses.................................................................  0.02
                                    Total annual fund operating expenses...........................................  0.69

*Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     1 YEAR 3 YEARS
                            -----------------------

                            Class 2   $70    $221

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Normally, at least 80% of the fund's assets will be invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund will invest primarily in mortgage-related securities that are sponsored or guaranteed by the U.S.
government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser) or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may also invest a portion of its assets in debt issued by federal agencies.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  MORTGAGE FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. These securities are neither issued nor guaranteed by the U.S.
government.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

MARKET CONDITIONS -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

Because the fund will begin investment operations on May 2, 2011, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

    FERGUS N. MACDONALD            Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------
    WESLEY K.-S. PHOA              Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------

                                                                             ---
                MORTGAGE FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  MORTGAGE FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee*........................................................  0.34%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.60

* The fund's management fee has been restated to reflect current management fees as reduced in an amendment to the fund's Investment Advisory and Service
  Agreement effective January 1, 2011.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $61    $192    $335     $750

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 208% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                                         ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. These securities are neither issued nor guaranteed by the U.S.
government.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the Barclays Capital U.S.
Government/Mortgage Backed Securities Index to replace the Citigroup
Treasury/Govt. Sponsored/Mortgage Index as its broad-based securities index.
The fund's investment adviser believes that the Barclays Capital U.S.
Government/Mortgage Backed Securities Index better reflects the market sectors and securities in which the fund primarily invests than the Citigroup
Treasury/Govt. Sponsored/Mortgage Index. This information provides some indication of the risks of investing in the fund. The Lipper General U.S.
Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
Price Index provides a comparison of the fund's results to inflation. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

   '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
  -----   -----   -----   -----   -----   -----   -----   -----   -----  -----
  7.02%   9.15%   2.28%   3.30%   2.41%   3.75%   6.49%   7.63%   2.50%  5.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.12% (quarter ended December 31, 2008)
LOWEST   -1.73% (quarter ended June 30, 2004)

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR 5 YEARS 10 YEARS LIFETIME*
----------------------------------------------------------------------------------------------

Fund                                                          5.75%  5.21%    5.00%    6.52%
Barclays Capital U.S. Government/Mortgage Backed
 Securities Index (reflects no deduction for sales charges,
 account fees, expenses or taxes)                             5.41   5.88     5.64     7.46
Citigroup Treasury/Govt. Sponsored/Mortgage Index
 (reflects no deduction for sales charges, account fees,
 expenses or taxes)                                           5.59   5.93     5.69     7.49
Lipper General U.S. Government Funds Average (reflects
 no deduction for sales charges, account fees or taxes)       5.92   4.68     4.66     6.25
Consumer Price Index (CPI)                                    1.50   2.18     2.34     2.82

* Lifetime results are from December 1, 1985, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

    KEVIN ADAMS                    Less than 1 year          Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH                     13 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    FERGUS N. MACDONALD                 1 year               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

    WESLEY K.-S. PHOA                   1 year               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                                         ---


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.58

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $59    $186    $324     $726

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or
Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTING IN MONEY MARKET SECURITIES -- The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

CREDIT AND LIQUIDITY SUPPORT -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

 '01     '02     '03     '04     '05     '06     '07     '08     '09     '10
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
3.43%   1.00%   0.47%   0.70%   2.68%   4.59%   4.73%   1.90%  -0.33%  -0.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.29% (quarter ended March 31, 2001)
LOWEST   -0.09% (quarter ended September 30, 2009)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS LIFETIME*
---------------------------------------------------------------
           Fund               -0.35%  2.08%    1.86%    4.14%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund is designed for investors seeking capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

NEW ECONOMY -- The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy, the fund may invest in any company, provided that the investment adviser determines that the company could participate and thrive in the new economy. As it is inherently difficult to articulate a precise formula for what constitutes the new economy at any given time, the investment adviser's definition of what constitutes the new economy may change over time.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United
States. The prices of securities of issuers domiciled outside the United
States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Multi-Cap
Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Global Service and
Information Index is a subset of the unmanaged MSCI World Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in more than 20 developed countries. This subset is 70%
U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
World Index. The index is compiled by the fund's investment adviser, Capital
Research and Management Company, is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

SMALL CAPITALIZATION ISSUERS -- Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities
(such as preferred stocks, convertible preferred stocks and convertible bonds)
of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Investing in smaller companies may pose additional risks to those set forth below as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global Small-Cap Funds
Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees expenses or taxes. Lipper Capital
Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located outside the
United States.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States.
The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEVELOPING COUNTRIES -- The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries.
Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                                             ---


COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

SMALL CAPITALIZATION COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market results in the global developed and emerging markets, consisting of more than
40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees expenses or taxes.

----
62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least
90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                                             ---


GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal market circumstances the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales

----
64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


charges, commissions, account fees, expenses or taxes. Lipper Global Funds
Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S.
securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. The prices of securities of issuers domiciled outside the United
States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                                             ---


The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such

----
66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets, excluding the United States. The index consists of more than 20 developed market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2010, the fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                                             ---


to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region.
The securities of issuers domiciled in certain countries outside the United
States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United
States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Barclays Capital
U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Broad Investment-Grade (BIG) Bond
Index is a market capitalization-weighted index that includes fixed-rate U.S.
Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer.
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

GLOBAL BALANCED FUND

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objectives and corresponding risks:

INVESTING OUTSIDE THE UNITED STATES (INCLUDING DEVELOPING COUNTRIES) --
Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including in securities of issuers in countries with developing economies and/or markets. Many of these countries are known as emerging market countries.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and

----
68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.
Additionally because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund will maintain at least
45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund's equity investments focus on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund's portfolio.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

HIGH YIELD BONDS -- The fund may also invest to a limited extent in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

SECURITIES BACKED BY THE U.S. TREASURY, OTHER GOVERNMENT SECURITIES AND
MORTGAGE-BACKED SECURITIES -- The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the
United States. These investments will typically be denominated in currencies other than U.S. dollars.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay"
their principal earlier than expected. The

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                                             ---


fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S.
government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and
BB+ or below by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to
20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

----
70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


MORTGAGE-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

SECURITIES BACKED BY THE U.S. TREASURY -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Corporate
Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEBT SECURITIES -- Under normal market circumstances, the fund invests at least
80% of its assets in bonds. This policy is subject to change only upon 60 days'
written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

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                                                                             ---


The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

HIGH YIELD BONDs -- The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.
Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

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72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global
Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                                             ---


appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield 2%
Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Citigroup Broad
Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper High Current Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

MORTGAGE FUND

The fund's investment objective is to provide current income and preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and corresponding risks:

MORTGAGE-RELATED SECURITIES -- Normally, at least 80% of the fund's assets will be invested in mortgage-related securities. These include, but are not limited to mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days' written notice to shareholders.

The fund will invest primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest a portion of its assets in mortgage-related securities rated in the Aa/AA and A rating categories (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or securities that are unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in high quality mortgage-related securities of issuers domiciled outside the
United States; however, all such securities will be U.S. dollar denominated.
The fund may also invest a portion of its assets in debt issued by federal agencies.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

DEBT SECURITIES -- Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

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74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in cash, money market instruments and/or
U.S. Treasury securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of such holdings could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected,

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                                             ---


resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Government/Mortgage Backed
Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury,
U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Treasury/Government Sponsored/Mortgage Index is a market capitalization-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper General
U.S. Government Funds Average is composed of funds that invest primarily in
U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

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76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United
States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States. The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of Global Balanced Fund and Mortgage Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the Investment Advisory and
Service Agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' Investment Advisory and Service Agreement
by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2010.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and the funds it advises have applied to the U.S. Securities and Exchange Commission for an
exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  77
                                                                             ---


In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2011 or 2012;
however, the Series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 25 years  BLUE CHIP    Capital Research
                            INCOME AND GROWTH FUND --      Global Investors
                            10 years (since the fund's     Investment
                            inception)                     professional for 49
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 6 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 26
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 11 years    Capital World
                                                           Investors
                                                           Investment
                                                           professional for 25
                                                           years in total; 20
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 13    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 59
                                                           years in total; 44
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for:                 President --
                            GROWTH-INCOME FUND -- 12       Capital Research
                            years BLUE CHIP INCOME AND     Global Investors
                            GROWTH FUND --                 Investment
                            10 years (since the fund's     professional for 19
                            inception)                     years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate

----
78  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 12 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 24
                                                                                  years in total; 20
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 5                               Capital Research
                            years INTERNATIONAL GROWTH AND INCOME FUND -- 3 years Global Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 14 years (since                               Capital World
                            the fund's inception) NEW                             Investors
                            WORLD FUND -- 12 years (since                         Investment
                            the fund's inception)                                 professional for 26
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
KEVIN ADAMS                 Serves as a fixed-income                              Vice President --
                            portfolio counselor for:                              Fixed Income,
                                                                                  Capital Research
                            U.S. GOVERNMENT/AAA-RATED SECURITIES                  Company
                            FUND -- Less than 1 year                              Investment
                                                                                  professional for 26
                                                                                  years in total; 11
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
HILDA L. APPLBAUM           Serves as an                                          Senior Vice
                            equity/fixed-income portfolio                         President --
                            counselor for: GLOBAL                                 Capital World
                            BALANCED FUND -- Less than 1                          Investors
                            year (since the fund's                                Investment
                            inception)                                            professional for 24
                                                                                  years in total; 16
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 18                           Income, Capital
                            years NEW WORLD FUND -- 12                            Research and
                            years (since the fund's                               Management Company
                            inception) BOND FUND -- 13                            Investment
                            years                                                 professional for 30
                                                                                  years in total; 23
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 8 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 30
                                                                                  years in total; 25
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
L. ALFONSO BARROSO          Serves as an equity portfolio                         Senior Vice
                            counselor for:                                        President --
                            INTERNATIONAL FUND -- 2 years                         Capital Research
                                                                                  Global Investors
                                                                                  Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK A. BRETT               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BALANCED                                  Capital Research
                            FUND -- Less than 1                                   Company
                            year (since the fund's                                Investment
                            inception)                                            professional for 32
                                                                                  years in total;
                                                                                  18 years with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 4                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 16
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ELLEN O. CARR               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BOND FUND -- 2                            Capital Research
                            years HIGH-INCOME BOND                                Company
                            FUND -- 2 years                                       Investment
                                                                                  professional for 15
                                                                                  years in total; 12
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
NORIKO H. CHEN              Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL                                 President --
                            BALANCED FUND -- Less than 1                          Capital World
                            year (since the fund's                                Investors
                            inception)                                            Investment
                                                                                  professional for 21
                                                                                  years in total; 13
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND -- 13                             Capital Research
                            years (since the fund's                               Global Investors
                            inception) GLOBAL DISCOVERY                           Investment
                            FUND -- 6 years                                       professional for 40
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
DAVID A. DAIGLE             Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                             ASSET ALLOCATION FUND -- 2                           Income, Capital
                            years HIGH-INCOME BOND                                Research Company
                            FUND -- 2 years (plus 9 years                         Investment
                            of prior experience as                                professional for 17
                            an investment analyst for the                         years, all with
                            fund)                                                 Capital Research
                                                                                  and Management
                                                                                  Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  79
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

MARK H. DALZELL             Serves as a fixed-income       Senior Vice
                            portfolio counselor            President -- Fixed
                            for: BOND FUND -- 6            Income, Capital
                            years GLOBAL BOND FUND -- 5    Research and
                            years (since the fund's        Management Company
                            inception)                     Investment
                                                           professional for 33
                                                           years in total; 23
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  13     Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 6 years                professional for 29
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  8      Capital Research
                            years GROWTH-INCOME FUND -- 5  Global Investors
                            years                          Investment
                                                           professional for 18
                                                           years in total; 17
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income       Senior Vice
                            portfolio counselor for: BOND  President -- Fixed
                            FUND -- 4 years                Income, Capital
                                                           Research and
                                                           Management Company
                                                           Investment
                                                           professional for 23
                                                           years in total; 20
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 5 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 24
                            SECURITIES FUND --13           years in total; 21
                            years BOND FUND -- 4 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 17 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 38
                            FUND -- 10 years (since the    years in total; 36
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 5 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 5 years                professional for 39
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARTIN JACOBS               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President -- Capital
                            GLOBAL GROWTH FUND -- 2 years  World Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 4 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JOANNA F. JONSSON           Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL          President --
                            BALANCED FUND -- Less than 1   Capital World
                            year (since the fund's         Investors
                            inception)                     Investment
                                                           professional for 22
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 6 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 28
                                                           years in total; 26
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 3       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 13
                                                           years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 4     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 16
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 4     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 16
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

----
80  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 4    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 29
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 4 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 16
                            AND INCOME FUND -- 3 years     years in total; 15
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --1            Research Company
                            year MORTGAGE FUND -- Less     Investment
                            than 1 year (since the fund's  professional for 19
                            inception)                     years in total; 8
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 8 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 43
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 5     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 3 years    Management Company
                                                           Investment
                                                           professional for 35
                                                           years in total; 31
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ROBERT H. NEITHART          Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BALANCED FUND -- Less   Income, Capital
                            than 1 year (since the fund's  Research and
                            inception)                     Management Company
                                                           Investment
                                                           professional for 24
                                                           years in total, all
                                                           with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --1            Research Company
                            year MORTGAGE FUND -- Less     Investment
                            than 1 year (since the fund's  professional for 18
                            inception)                     years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 3 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 3     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 40
                                                           years in total; 39
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 2 years                Investors
                                                           Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 5 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 14
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 9 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 24
                            GROWTH AND INCOME              years in total; 21
                            FUND -- 5 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 6 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 22
                                                           years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 6 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 14
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  81
                                                                             ---


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading.
Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

----
82  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the Class 2 and Class 3 prospectuses in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of an investment in Class 2 and Class 3 shares.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  83
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $11.20      $.10           $ 1.07          $ 1.17      $(.09)       $  --        $ (.09)      $12.28     10.43%
12/31/09     7.45       .05             3.78            3.83       (.08)          --          (.08)       11.20     51.49
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)       13.05     17.66
CLASS 2
12/31/10    11.15       .07             1.06            1.13       (.06)          --          (.06)       12.22     10.14
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)       13.00     17.41

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $19.61      $.30           $ 2.04          $ 2.34      $(.34)       $  --        $ (.34)      $21.61     12.04%
12/31/09    13.96       .26             5.67            5.93       (.28)          --          (.28)       19.61     42.58
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)       23.44     20.73
CLASS 2
12/31/10    19.50       .25             2.03            2.28       (.30)          --          (.30)       21.48     11.75
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)       23.29     20.43

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $18.00      $.13          $  3.91         $  4.04      $(.37)       $  --        $ (.37)      $21.67     22.76%
12/31/09    11.18       .09             6.80            6.89       (.07)          --          (.07)       18.00     61.63
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)       24.87     24.35
CLASS 2
12/31/10    17.74       .08             3.86            3.94       (.33)          --          (.33)       21.35     22.41
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)       24.64     24.05

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10       $ 31       .61%       .61%        .87%
12/31/09         31       .61        .61         .59
12/31/08         18       .60        .55        1.33
12/31/07         35       .60        .54        1.25
12/31/06         28       .62        .56        1.19
CLASS 2
12/31/10        217       .86        .86         .62
12/31/09        192       .86        .86         .36
12/31/08        131       .85        .80        1.08
12/31/07        240       .85        .79         .98
12/31/06        151       .87        .81         .94

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10     $1,227       .56%       .56%       1.54%
12/31/09      1,037       .56        .56        1.59
12/31/08        675       .55        .50        2.37
12/31/07        684       .55        .50        2.06
12/31/06        278       .58        .53        1.95
CLASS 2
12/31/10      4,308       .81        .81        1.30
12/31/09      4,100       .82        .82        1.36
12/31/08      3,198       .80        .75        2.12
12/31/07      5,180       .80        .75        1.84
12/31/06      4,015       .83        .78        1.71

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/10    $   818       .75%       .75%        .69%
12/31/09        604       .76        .76         .61
12/31/08        306       .74        .67        1.01
12/31/07        369       .73        .66         .45
12/31/06        247       .77        .69         .82
CLASS 2
12/31/10      3,189      1.00       1.00         .45
12/31/09      2,678      1.01       1.01         .36
12/31/08      1,748       .99        .92         .70
12/31/07      3,975       .98        .91         .20
12/31/06      2,927      1.02        .94         .61

----
84  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $46.45      $.49          $  8.32         $  8.81      $(.48)       $  --        $ (.48)      $54.78     19.01%
12/31/09    33.51       .35            12.94           13.29       (.35)          --          (.35)       46.45     39.74
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)       64.51     10.48
CLASS 2
12/31/10    46.10       .36             8.24            8.60       (.35)          --          (.35)       54.35     18.68
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)       64.08     10.22
CLASS 3
12/31/10    46.49       .40             8.31            8.71       (.38)          --          (.38)       54.82     18.76
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)       64.50     10.29

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $17.17      $.28           $  .99         $  1.27      $(.39)       $  --        $ (.39)      $18.05      7.52%
12/31/09    12.22       .24             5.04            5.28       (.25)        (.08)         (.33)       17.17     43.50
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)       22.01     19.33
CLASS 2
12/31/10    17.11       .24              .98            1.22       (.35)          --          (.35)       17.98      7.23
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)       21.94     18.98
CLASS 3
12/31/10    17.18       .26              .97            1.23       (.36)          --          (.36)       18.05      7.26
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)       22.00     19.07

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $20.04      $.37          $  3.25         $  3.62      $(.38)       $  --        $ (.38)      $23.28     18.20%
12/31/09    13.57       .34             6.42            6.76       (.29)          --          (.29)       20.04     49.95
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)       21.56     32.88
CLASS 2
12/31/10    19.89       .31             3.22            3.53       (.33)          --          (.33)       23.09     17.87
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)       21.40     32.59

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $ 8.37      $.18           $  .87          $ 1.05      $(.17)       $  --         $(.17)      $ 9.25     12.61%
12/31/09     6.67       .16             1.71            1.87       (.17)          --          (.17)        8.37     28.18
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)       11.97     17.73
CLASS 2
12/31/10     8.31       .16              .86            1.02       (.15)          --          (.15)        9.18     12.33
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)       11.87     17.42

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10    $ 8,011       .34%       .34%       1.02%
12/31/09      6,565       .35        .35         .91
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
12/31/06      3,503       .34        .31        1.14
CLASS 2
12/31/10     19,896       .59        .59         .76
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
12/31/06     23,122       .59        .56         .89
CLASS 3
12/31/10        232       .52        .52         .82
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81
12/31/06        451       .52        .49         .95

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10     $3,490       .53%       .53%       1.69%
12/31/09      2,851       .54        .54        1.70
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
12/31/06      1,648       .54        .49        1.99
CLASS 2
12/31/10      6,615       .78        .78        1.46
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
12/31/06      7,260       .79        .74        1.72
CLASS 3
12/31/10         61       .71        .71        1.54
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64
12/31/06        120       .72        .67        1.81

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10     $  774       .80%       .80%       1.76%
12/31/09        500       .82        .82        2.02
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
12/31/06        126       .88        .80        2.19
CLASS 2
12/31/10      1,739      1.05       1.05        1.52
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69
12/31/06      1,175      1.13       1.05        1.93

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/10     $  674       .44%       .44%       2.10%
12/31/09        408       .44        .44        2.26
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
12/31/06        159       .43        .39        1.75
CLASS 2
12/31/10      3,677       .69        .69        1.87
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70
12/31/06      3,937       .68        .64        1.50

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  85
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $ 9.14      $.23           $  .85          $ 1.08      $(.26)       $  --         $(.26)      $ 9.96     12.02%
12/31/09        6.68       .20             2.47            2.67       (.21)          --          (.21)        9.14     40.11
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
12/31/06/4/    10.00       .14              .91            1.05       (.07)          --          (.07)       10.98     10.49
CLASS 2
12/31/10        9.12       .21              .85            1.06       (.24)          --          (.24)        9.94     11.78
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67
12/31/06/4/    10.00       .11              .92            1.03       (.06)          --          (.06)       10.97     10.30

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $31.37      $.56          $  3.10         $  3.66      $(.56)      $   --        $ (.56)      $34.47     11.72%
12/31/09       24.25       .49             7.13            7.62       (.50)          --          (.50)       31.37     31.54
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)       42.43     15.51
CLASS 2
12/31/10       31.18       .48             3.07            3.55       (.48)          --          (.48)       34.25     11.43
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)       42.19     15.20
CLASS 3
12/31/10       31.39       .50             3.09            3.59       (.49)          --          (.49)       34.49     11.50
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)       42.42     15.30

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $14.92      $.38            $ .68           $1.06      $(.33)       $(.40)        $(.73)      $15.25      7.24%
12/31/09       10.92       .36             4.04            4.40       (.19)        (.21)         (.40)       14.92     40.38
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/10       14.90       .35              .67            1.02       (.31)        (.40)         (.71)       15.21      6.92
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $14.75      $.35           $ 1.52          $ 1.87      $(.34)       $  --        $ (.34)      $16.28     12.75%
12/31/09       12.16       .35             2.59            2.94       (.35)          --          (.35)       14.75     24.27
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)       18.34     14.96
CLASS 2
12/31/10       14.65       .31             1.51            1.82       (.30)          --          (.30)       16.17     12.50
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)       18.23     14.66
CLASS 3
12/31/10       14.75       .32             1.53            1.85       (.31)          --          (.31)       16.29     12.62
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)       18.34     14.75

Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $10.33      $.33           $  .36          $  .69      $(.35)       $  --         $(.35)      $10.67      6.73%
12/31/09        9.45       .42              .80            1.22       (.34)          --          (.34)       10.33     12.83
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)       11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)       11.64      7.31
CLASS 2
12/31/10       10.23       .30              .36             .66       (.33)          --          (.33)       10.56      6.44
12/31/09        9.36       .40              .79            1.19       (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)       11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)       11.53      6.99

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10        $  171      .61%       .61%        2.54%
12/31/09           160      .63        .63         2.63
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/4/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/10         2,130      .86        .86         2.28
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/4/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $ 9.370      .29%       .29%        1.76%
12/31/09         8,142      .29        .29         1.83
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
CLASS 2
12/31/10        16,668      .54        .54         1.52
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
CLASS 3
12/31/10           209      .47        .47         1.59
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10         $ .32      .74%       .74%        2.61%
12/31/09            28      .74        .74         2.74
12/31/08/6/         12      .09        .08          .14
CLASS 2
12/31/10           180      .99        .99         2.37
12/31/09            99      .99        .99         1.89
12/31/08/6/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10        $5,235      .31%       .31%        2.33%
12/31/09         4,151      .32        .32         2.65
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
CLASS 2
12/31/10         5,689      .57        .57         2.08
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
CLASS 3
12/31/10            44      .50        .50         2.15
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10        $4,768      .38%       .38%        3.03%
12/31/09         3,775      .39        .39         4.19
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
CLASS 2
12/31/10         5,074      .63        .63         2.79
12/31/09         4,635      .64        .64         4.00
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29

----
86  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $11.57      $.41            $ .21           $ .62       $(.37)       $ --         $(.37)      $11.82      5.44%
12/31/09       10.68       .45              .62            1.07        (.18)         --          (.18)       11.57     10.04
12/31/08       10.83       .48             (.09)            .39        (.54)         --/7/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)         --          (.31)       10.83      9.54
12/31/06/8/    10.00       .10              .15             .25        (.07)         --          (.07)       10.18      2.52
CLASS 2
12/31/10       11.53       .38              .22             .60        (.35)         --          (.35)       11.78      5.23
12/31/09       10.66       .42              .61            1.03        (.16)         --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)         --/7/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)         --          (.30)       10.81      9.23
12/31/06/9/    10.00       .06              .18             .24        (.07)         --          (.07)       10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $10.49      $.91           $  .68          $ 1.59      $ (.88)       $ --        $ (.88)      $11.20     15.38%
12/31/09        8.05       .75             2.41            3.16        (.72)         --          (.72)       10.49     39.45
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)         --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)         --         (1.48)       11.65      1.62
12/31/06       12.41       .92              .37            1.29        (.80)         --          (.80)       12.90     10.89
CLASS 2
12/31/10       10.39       .87              .68            1.55        (.86)         --          (.86)       11.08     15.07
12/31/09        7.99       .71             2.39            3.10        (.70)         --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)         --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)         --         (1.43)       11.55      1.33
12/31/06       12.32       .89              .36            1.25        (.78)         --          (.78)       12.79     10.59
CLASS 3
12/31/10       10.51       .89              .68            1.57        (.86)         --          (.86)       11.22     15.14
12/31/09        8.07       .73             2.42            3.15        (.71)         --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)         --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)         --         (1.43)       11.65      1.40
12/31/06       12.39       .90              .36            1.26        (.77)         --          (.77)       12.88     10.66

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $12.18      $.26            $ .46            $.72       $(.25)      $(.06)        $(.31)      $12.59      5.94%
12/31/09       12.29       .37             (.03)            .34        (.34)       (.11)         (.45)       12.18      2.79
12/31/08       11.73       .50              .41             .91        (.35)         --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)         --          (.92)       11.73      6.83
12/31/06       11.91       .55             (.10)            .45        (.49)         --          (.49)       11.87      3.95
CLASS 2
12/31/10       12.08       .23              .46             .69        (.22)       (.06)         (.28)       12.49      5.75
12/31/09       12.20       .34             (.03)            .31        (.32)       (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)         --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)         --          (.87)       11.65      6.49
12/31/06       11.83       .51             (.09)            .42        (.46)         --          (.46)       11.79      3.75
CLASS 3
12/31/10       12.19       .24              .47             .71        (.23)       (.06)         (.29)       12.61      5.82
12/31/09       12.30       .36             (.04)            .32        (.32)       (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)         --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)         --          (.87)       11.74      6.63
12/31/06       11.89       .52             (.09)            .43        (.46)         --          (.46)       11.86      3.80

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $11.40     $(.02)            $.01           $(.01)      $  --        $ --         $  --       $11.39      (.09)%
12/31/09       11.44      (.01)              --/7/         (.01)       (.03)         --/7/       (.03)       11.40      (.10)
12/31/08       11.40       .24               --/7/          .24        (.20)         --          (.20)       11.44      2.15
12/31/07       11.62       .57               --/7/          .57        (.79)         --          (.79)       11.40      4.95
12/31/06       11.31       .54               --/7/          .54        (.23)         --          (.23)       11.62      4.81
CLASS 2
12/31/10       11.32      (.04)              --/7/         (.04)         --          --            --        11.28      (.35)
12/31/09       11.38      (.04)              --/7/         (.04)       (.02)         --/7/       (.02)       11.32      (.33)
12/31/08       11.35       .20              .02             .22        (.19)         --          (.19)       11.38      1.90
12/31/07       11.56       .54               --/7/          .54        (.75)         --          (.75)       11.35      4.73
12/31/06       11.26       .51               --/7/          .51        (.21)         --          (.21)       11.56      4.59
CLASS 3
12/31/10       11.38      (.04)              --/7/         (.04)         --          --            --        11.34      (.35)
12/31/09       11.44      (.03)            (.01)           (.04)       (.02)         --/7/       (.02)       11.38      (.31)
12/31/08       11.40       .22              .01             .23        (.19)         --          (.19)       11.44      1.99
12/31/07       11.60       .55               --/7/          .55        (.75)         --          (.75)       11.40      4.83
12/31/06       11.29       .52               --/7/          .52        (.21)         --          (.21)       11.60      4.64

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $  325       .57%       .57%        3.42%
12/31/09          162       .59        .59         4.06
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
12/31/06/8/        12       .15        .13         1.00
CLASS 2
12/31/10        1,497       .83        .83         3.21
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41
12/31/06/9/        15       .13        .12          .60

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $  769       .48%       .48%        8.15%
12/31/09          635       .48        .48         7.86
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
12/31/06          293       .49        .45         7.36
CLASS 2
12/31/10        1,142       .73        .73         7.91
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
12/31/06          832       .74        .70         7.12
CLASS 3
12/31/10           23       .66        .66         7.98
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21
12/31/06           34       .67        .63         7.19

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $1,492       .39%       .36%        2.07%
12/31/09          999       .41        .41         2.99
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
12/31/06          218       .47        .42         4.64
CLASS 2
12/31/10        1,959       .64        .62         1.83
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
12/31/06          402       .72        .67         4.40
CLASS 3
12/31/10           26       .57        .55         1.92
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65
12/31/06           32       .65        .60         4.45

Cash Management Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $   83       .33%       .33%        (.14)%
12/31/09          105       .33        .33         (.08)
12/31/08          158       .32        .29         2.07
12/31/07          112       .33        .30         4.88
12/31/06           98       .33        .30         4.74
CLASS 2
12/31/10          522       .58        .58         (.39)
12/31/09          664       .58        .58         (.33)
12/31/08        1,023       .57        .54         1.73
12/31/07          452       .58        .55         4.61
12/31/06          282       .58        .55         4.52
CLASS 3
12/31/10           13       .51        .51         (.32)
12/31/09           17       .51        .51         (.27)
12/31/08           25       .50        .47         1.91
12/31/07           20       .51        .48         4.70
12/31/06           18       .51        .48         4.53

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  87
                                                                             ---


                                                       Year ended December 31
                                                   ------------------------------
Portfolio turnover rate for all classes of shares  2010 2009  2008  2007  2006
-------------------------------------------------  ---- ---- ----   ----  ----

   Global Discovery Fund                            61%  60%  46%     50%   31%
   Global Growth Fund                               28   43   38      38    31
   Global Small Capitalization Fund                 47   55   47      49    50
   Growth Fund                                      28   37   26      40    35
   International Fund                               25   46   52      41    29
   New World Fund                                   18   25   32      34    32
   Blue Chip Income and Growth Fund                 22   22   24      27    21
   Global Growth and Income Fund                    30   47   36      36     8/4/
   Growth-Income Fund                               22   24   31      24    25
   International Growth and Income Fund             31   21   --/6/   --    --
   Asset Allocation Fund                            46   41   36      29    38
   Bond Fund                                       187  125   63      57    57
   Global Bond Fund                                106   86  118      85     7/8/
   High-Income Bond Fund                            54   47   29      32    35
   U.S. Government/AAA-Rated Securities Fund       208  100  108      91    76
   Cash Management Fund                             --   --   --      --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From May 1, 2006, commencement of operations.

/5/Annualized.

/6/From November 18, 2008, commencement of operations.

/7/Amount less than $.01.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

----
88  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-995-0511P Printed in USA CGD/AFD/8024   Investment Company File No. 811-3857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

Growth Fund/SM/
International Fund/SM/
Growth-Income Fund/SM/
Asset Allocation Fund/SM/
High-Income Bond Fund/SM/
U.S. Government/AAA-Rated
Securities Fund/SM/
Cash Management Fund/SM/

PROSPECTUS

Class 3 shares

May 1, 2011

                   Summaries
                1  Growth Fund
                4  International Fund
                7  Growth-Income Fund
               10  Asset Allocation Fund
               14  High-Income Bond Fund
               17  U.S. Government/AAA-Rated Securities Fund
               20  Cash Management Fund
               22  Investment objectives, strategies and risks
               29  Management and organization
               35  Purchases and redemptions of shares
               36  Plans of distribution
               36  Distributions and taxes
               37  Financial highlights

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.52

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $53    $167    $291     $653

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the
Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                      [CHART]

  '01      '02     '03     '04     '05     '06    '07     '08    '09     '10
 -----    -----   -----   -----   -----   -----  -----   -----  -----   -----
-18.08%  -24.41%  36.90%  12.56%  16.28%  10.29% 12.44% -43.93% 39.51%  18.76%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.79% (quarter ended December 31, 2001)
LOWEST   -27.15% (quarter ended September 30, 2001)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS* LIFETIME*
------------------------------------------------------------------------------

Fund                                        18.76%  2.87%    2.49%     12.44%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)  15.08   2.29     1.42      10.79
Lipper Capital Appreciation Funds Index
 (reflects no deduction for sales charges,
 account fees or taxes)                     15.26   4.41     2.26       9.34
Lipper Growth Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  16.22   1.64     0.13       8.96

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    4 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      8 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.49%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.71

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $73    $227    $395     $883

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States that the investment adviser believes have the potential for growth. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

  '01     '02     '03    '04     '05     '06     '07      '08    '09    '10
 -----   -----   -----  -----   -----   -----   -----   ------  ------ ------
-19.88% -14.73%  34.88% 19.48%  21.54%  19.07%  20.10%  -42.10% 43.25%  7.26%

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.48% (quarter ended June 30, 2009)
LOWEST   -20.85% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR 5 YEARS 10 YEARS* LIFETIME*
----------------------------------------------------------------------------------

Fund                                             7.26%  4.93%    5.46%     8.92%
MSCI All Country World ex USA Index (reflects
 no deduction for sales charges, account fees,
 expenses or taxes)                             11.60   5.29     5.97      6.71
Lipper International Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                         11.03   4.02     4.68      6.91

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              5 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    2 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        4 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.27%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.47

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $48    $151    $263     $591

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

  '01     '02     '03     '04     '05    '06     '07     '08     '09     '10
 -----   -----   -----   -----   -----  -----   -----   -----   -----   -----
 2.59%  -18.29%  32.52%  10.46%  5.88%  15.30%  5.12%  -37.78%  31.30%  11.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.91% (quarter ended June 30, 2003)
LOWEST   -21.96% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS* LIFETIME*
---------------------------------------------------------------------------------

Fund                                           11.50%  2.00%    3.67%     10.77%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)     15.08   2.29     1.42      10.79
Lipper Growth & Income Funds Index (reflects
 no deduction for sales charges, account fees
 or taxes)                                     14.22   2.11     2.51       9.63

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON                        25 years              Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL                       6 years               Senior Vice President - Capital Research Global Investors
President and Trustee
-----------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD                    12 years              Senior Vice President - Capital Research Global Investors
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  17 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                             ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.30%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.50

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $51    $160    $280     $628

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2010, the fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United
States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

ASSET ALLOCATION -- The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects market sectors and securities in which the fund primarily invests.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                     [CHART]

 '01     '02     '03      '04     '05    '06     '07     '08     '09     '10
-----   -----   -----    -----   -----  -----   -----   -----   -----   -----
0.59%  -12.35%  21.92%   8.34%   9.26%  14.75%  6.56%  -29.39%  23.95%  12.62%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.19% (quarter ended June 30, 2003)
LOWEST   -16.31% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS* LIFETIME*
------------------------------------------------------------------------------

Fund                                        12.62%  3.80%    4.37%     7.91%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)  15.08   2.29     1.42      8.56
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            6.54   5.80     5.84      6.96
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 sales charges, account fees, expenses or
 taxes)                                      6.30   5.98     5.96      7.06

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ALAN N. BERRO                       11 years              Senior Vice President - Capital World Investors
   Senior Vice President
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                     2 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   JEFFREY T. LAGER                    4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
   JAMES R. MULALLY                    5 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   EUGENE P. STEIN                     3 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.46%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.66

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $67    $211    $368     $822

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects the market sectors and securities in which the fund primarily invests and the Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

 '01     '02      '03     '04     '05     '06     '07     '08      '09     '10
-----   -----    -----   -----   -----   -----   -----   -----    -----   ------
7.82%  -1.69%   29.55%   9.66%   2.25%   10.66%  1.40%  -23.76%   39.14%  15.14%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.16% (quarter ended June 30, 2009)
LOWEST   -16.05% (quarter ended December 31, 2008)

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS* LIFETIME*
-----------------------------------------------------------------------------------------------------

Fund                                                               15.14%  6.51%    7.75%     9.53%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
 (reflects no deduction for sales charges, account fees, expenses
 or taxes)                                                         14.94   8.90     9.01       N/A
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no
 deduction for sales charges, account fees, expenses or taxes)      6.30   5.98     5.96      8.27
Lipper High Current Yield Funds Index (reflects no deduction
 for sales charges, account fees or taxes)                         14.91   6.58     6.67      7.75

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

   ABNER D. GOLDSTINE                  13 years              Senior Vice President - Fixed Income, Capital Research and
   Senior Vice President                                     Management Company
------------------------------------------------------------------------------------------------------------------------
   DAVID C. BARCLAY                    18 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
   ELLEN O. CARR                       2 years               Vice President - Fixed Income, Capital Research Company
------------------------------------------------------------------------------------------------------------------------
   DAVID A. DAIGLE                     2 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
   MARCUS B. LINDEN                    4 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee*........................................................  0.34%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.53

*The fund's management fee has been restated to reflect current management fees as reduced in an amendment to the fund's Investment Advisory and Service
 Agreement effective January 1, 2011.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $54    $170    $296     $665

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 208% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                                         ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. These securities are neither issued nor guaranteed by the U.S.
government.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The fund has selected the Barclays Capital U.S.
Government/Mortgage Backed Securities Index to replace the Citigroup
Treasury/Govt. Sponsored/Mortgage Index as its broad-based securities index.
The fund's investment adviser believes that the Barclays Capital U.S.
Government/Mortgage Backed Securities Index better reflects the market sectors and securities in which the fund primarily invests than the Citigroup
Treasury/Govt. Sponsored/Mortgage Index. This information provides some indication of the risks of investing in the fund. The Lipper General U.S.
Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer
Price Index provides a comparison of the fund's results to inflation. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

  Calendar year total returns.*

                                      [CHART]

   '01      '02     '03     '04     '05     '06     '07    '08      '09     '10
  ------  ------  ------  ------  ------  ------  ------  ------   -----   -----
   7.05%   9.26%   2.33%   3.41%   2.50%   3.80%   6.63%   7.66%   2.58%   5.82%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.17% (quarter ended December 31, 2008)
LOWEST   -1.77% (quarter ended June 30, 2004)

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR 5 YEARS 10 YEARS* LIFETIME*
-----------------------------------------------------------------------------------------------

Fund                                                          5.82%  5.28%    5.08%     6.64%
Barclays Capital U.S. Government/Mortgage Backed
 Securities Index (reflects no deduction for sales charges,
 account fees, expenses or taxes)                             5.41   5.88     5.64      7.46
Citigroup Treasury/Govt. Sponsored/Mortgage Index
 (reflects no deduction for sales charges, account fees,
 expenses or taxes)                                           5.59   5.93     5.69      7.49
Lipper General U.S. Government Funds Average (reflects
 no deduction for sales charges, account fees or taxes)       5.92   4.68     4.66      6.25
Consumer Price Index (CPI)                                    1.50   2.18     2.34      2.82

* Lifetime results are from December 1, 1985, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

    KEVIN ADAMS                    Less than 1 year          Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH                     13 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    FERGUS N. MACDONALD                 1 year               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

    WESLEY K.-S. PHOA                   1 year               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                                         ---


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.51

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $52    $164    $285     $640

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or
Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTING IN MONEY MARKET SECURITIES -- The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

CREDIT AND LIQUIDITY SUPPORT -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.*

                                    [CHART]

  '01    '02    '03    '04    '05    '06    '07    '08     '09     '10
 -----  -----  -----  -----  -----  -----  -----  -----   -----   -----
 3.48%  1.06%  0.49%  0.77%  2.74%  4.64%  4.83%  1.99%  -0.31%  -0.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.24% (quarter ended March 31, 2001)
LOWEST   -0.09% (quarter ended March 31, 2010)

For periods ended December 31, 2010:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS* LIFETIME*
----------------------------------------------------------------

           Fund               -0.35%  2.13%    1.92%     4.25%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest a portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


distributions but do not reflect the effect of sales charges, commissions, account fees expenses or taxes. Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper Growth Funds
Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes.
The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in common stocks of companies located outside the
United States.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- The prices of securities of issuers domiciled outside the United States, or with significant operations outside the
United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

EMERGING MARKET AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging market countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States.
The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. The prices of securities of issuers domiciled outside the United
States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company.
Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2010, the fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.
These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the
U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Barclays Capital
U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Broad Investment-Grade (BIG) Bond
Index is a market capitalization-weighted index that includes fixed-rate U.S.
Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer.
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and income generated

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States. The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the
United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the
United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in the exchange rate of that country's currency against the U.S. dollar and/or currencies of other countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the
methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield 2%
Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Citigroup Broad
Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper High Current Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay"
their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Government/Mortgage Backed
Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury,
U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Treasury/Government Sponsored/Mortgage Index is a market capitalization-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper General
U.S. Government Funds Average is composed of funds that invest primarily in
U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United
States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States. The prices of securities of issuers domiciled outside the United States or with significant operations outside the
United States may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S issuers.
Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of Global Balanced Fund and Mortgage Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the Investment Advisory and
Service Agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' Investment Advisory and Service Agreement
by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2010.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and the funds it advises have applied to the U.S. Securities and Exchange Commission for an
exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2011 or 2012;
however, the Series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 25 years  BLUE CHIP    Capital Research
                            INCOME AND GROWTH FUND --      Global Investors
                            10 years (since the fund's     Investment
                            inception)                     professional for 49
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 6 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 26
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

ALAN N. BERRO               Serves as an equity portfolio                         Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET                                  President --
                            ALLOCATION FUND -- 11 years                           Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 25
                                                                                  years in total; 20
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income                              Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 13                           Income, Capital
                            years                                                 Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 59
                                                                                  years in total; 44
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio                         Senior Vice
SENIOR VICE PRESIDENT       counselor for:                                        President --
                            GROWTH-INCOME FUND -- 12                              Capital Research
                            years BLUE CHIP INCOME AND                            Global Investors
                            GROWTH FUND --                                        Investment
                            10 years (since the fund's                            professional for 19
                            inception)                                            years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 12 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 24
                                                                                  years in total; 20
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 5                               Capital Research
                            years INTERNATIONAL GROWTH AND INCOME FUND -- 3 years Global Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 14 years (since the                           Capital World
                            fund's inception) NEW WORLD                           Investors
                            FUND -- 12 years (since the                           Investment
                            fund's inception)                                     professional for 26
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
KEVIN ADAMS                 Serves as a fixed-income                              Vice President --
                            portfolio counselor for:                              Fixed Income,
                                                                                  Capital Research
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND --          Company
                            Less than 1 year                                      Investment
                                                                                  professional for 26
                                                                                  years in total; 11
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
HILDA L. APPLBAUM           Serves as an                                          Senior Vice
                            equity/fixed-income portfolio                         President --
                            counselor for: GLOBAL                                 Capital World
                            BALANCED FUND -- Less than 1                          Investors
                            year (since the fund's                                Investment
                            inception)                                            professional for 24
                                                                                  years in total; 16
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 18                           Income, Capital
                            years NEW WORLD FUND -- 12                            Research and
                            years (since the fund's                               Management Company
                            inception) BOND FUND -- 13                            Investment
                            years                                                 professional for 30
                                                                                  years in total; 23
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 8 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 30
                                                                                  years in total; 25
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
L. ALFONSO BARROSO          Serves as an equity portfolio                         Senior Vice
                            counselor for:                                        President --
                            INTERNATIONAL FUND -- 2 years                         Capital Research
                                                                                  Global Investors
                                                                                  Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK A. BRETT               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BALANCED                                  Capital Research
                            FUND -- Less than 1 year                              Company
                            (since the fund's inception)                          Investment
                                                                                  professional for 32
                                                                                  years in total;
                                                                                  18 years with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 4                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 16
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ELLEN O. CARR               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BOND FUND -- 2                            Capital Research
                            years HIGH-INCOME BOND                                Company
                            FUND -- 2 years                                       Investment
                                                                                  professional for 15
                                                                                  years in total; 12
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
NORIKO H. CHEN              Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL                                 President --
                            BALANCED FUND -- Less than 1                          Capital World
                            year (since the fund's                                Investors
                            inception)                                            Investment
                                                                                  professional for 21
                                                                                  years in total; 13
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

GORDON CRAWFORD             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 13      Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 6 years                professional for 40
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DAVID A. DAIGLE             Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                             ASSET ALLOCATION FUND -- 2    Income, Capital
                            years HIGH-INCOME BOND         Research Company
                            FUND -- 2 years (plus 9 years  Investment
                            of prior experience as an      professional for 17
                            investment analyst for the     years, all with
                            fund)                          Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income       Senior Vice
                            portfolio counselor            President -- Fixed
                            for: BOND FUND -- 6            Income, Capital
                            years GLOBAL BOND FUND -- 5    Research and
                            years (since the fund's        Management Company
                            inception)                     Investment
                                                           professional for 33
                                                           years in total; 23
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  13     Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 6 years                professional for 29
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND --  8      Capital Research
                            years GROWTH-INCOME FUND -- 5  Global Investors
                            years                          Investment
                                                           professional for 18
                                                           years in total; 17
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income       Senior Vice
                            portfolio counselor for: BOND  President -- Fixed
                            FUND -- 4 years                Income, Capital
                                                           Research and
                                                           Management Company
                                                           Investment
                                                           professional for 23
                                                           years in total; 20
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 5 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 24
                            SECURITIES FUND --13           years in total; 21
                            years BOND FUND -- 4 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 17 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 38
                            FUND -- 10 years (since the    years in total; 36
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 5 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 5 years                professional for 39
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARTIN JACOBS               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President -- Capital
                            GLOBAL GROWTH FUND -- 2 years  World Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 4 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JOANNA F. JONSSON           Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL          President --
                            BALANCED FUND -- Less than 1   Capital World
                            year (since the fund's         Investors
                            inception)                     Investment
                                                           professional for 22
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 6 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 28
                                                           years in total; 26
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 3       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 13
                                                           years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 4     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 16
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 4     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 16
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 4    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 29
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 4 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 16
                            AND INCOME FUND -- 3 years     years in total; 15
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --1            Research Company
                            year MORTGAGE FUND -- Less     Investment
                            than 1 year (since the fund's  professional for 19
                            inception)                     years in total; 8
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 8 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 43
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 5     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 3 years    Management Company
                                                           Investment
                                                           professional for 35
                                                           years in total; 31
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ROBERT H. NEITHART          Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BALANCED FUND -- Less   Income, Capital
                            than 1 year (since the fund's  Research and
                            inception)                     Management Company
                                                           Investment
                                                           professional for 24
                                                           years in total, all
                                                           with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --1            Research Company
                            year MORTGAGE FUND -- Less     Investment
                            than 1 year (since the fund's  professional for 18
                            inception)                     years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 3 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 17
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 3     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 40
                                                           years in total; 39
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 2 years                Investors
                                                           Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 5 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 14
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 9 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 24
                            GROWTH AND INCOME              years in total; 21
                            FUND -- 5 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 6 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 22
                                                           years in total; 12
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 6 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 14
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading.
Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the Class 2 and Class 3 prospectuses in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of an investment in Class 2 and Class 3 shares.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $11.20      $.10           $ 1.07          $ 1.17      $(.09)       $  --        $ (.09)      $12.28     10.43%
12/31/09     7.45       .05             3.78            3.83       (.08)          --          (.08)       11.20     51.49
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)       13.05     17.66
CLASS 2
12/31/10    11.15       .07             1.06            1.13       (.06)          --          (.06)       12.22     10.14
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)       13.00     17.41

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $19.61      $.30           $ 2.04          $ 2.34      $(.34)       $  --        $ (.34)      $21.61     12.04%
12/31/09    13.96       .26             5.67            5.93       (.28)          --          (.28)       19.61     42.58
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)       23.44     20.73
CLASS 2
12/31/10    19.50       .25             2.03            2.28       (.30)          --          (.30)       21.48     11.75
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)       23.29     20.43

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $18.00      $.13          $  3.91         $  4.04      $(.37)       $  --        $ (.37)      $21.67     22.76%
12/31/09    11.18       .09             6.80            6.89       (.07)          --          (.07)       18.00     61.63
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)       24.87     24.35
CLASS 2
12/31/10    17.74       .08             3.86            3.94       (.33)          --          (.33)       21.35     22.41
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)       24.64     24.05

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10   $46.45      $.49          $  8.32         $  8.81      $(.48)       $  --        $ (.48)      $54.78     19.01%
12/31/09    33.51       .35            12.94           13.29       (.35)          --          (.35)       46.45     39.74
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)       64.51     10.48
CLASS 2
12/31/10    46.10       .36             8.24            8.60       (.35)          --          (.35)       54.35     18.68
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)       64.08     10.22
CLASS 3
12/31/10    46.49       .40             8.31            8.71       (.38)          --          (.38)       54.82     18.76
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)       64.50     10.29

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10       $ 31       .61%       .61%        .87%
12/31/09         31       .61        .61         .59
12/31/08         18       .60        .55        1.33
12/31/07         35       .60        .54        1.25
12/31/06         28       .62        .56        1.19
CLASS 2
12/31/10        217       .86        .86         .62
12/31/09        192       .86        .86         .36
12/31/08        131       .85        .80        1.08
12/31/07        240       .85        .79         .98
12/31/06        151       .87        .81         .94

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10     $1,227       .56%       .56%       1.54%
12/31/09      1,037       .56        .56        1.59
12/31/08        675       .55        .50        2.37
12/31/07        684       .55        .50        2.06
12/31/06        278       .58        .53        1.95
CLASS 2
12/31/10      4,308       .81        .81        1.30
12/31/09      4,100       .82        .82        1.36
12/31/08      3,198       .80        .75        2.12
12/31/07      5,180       .80        .75        1.84
12/31/06      4,015       .83        .78        1.71

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/10    $   818       .75%       .75%        .69%
12/31/09        604       .76        .76         .61
12/31/08        306       .74        .67        1.01
12/31/07        369       .73        .66         .45
12/31/06        247       .77        .69         .82
CLASS 2
12/31/10      3,189      1.00       1.00         .45
12/31/09      2,678      1.01       1.01         .36
12/31/08      1,748       .99        .92         .70
12/31/07      3,975       .98        .91         .20
12/31/06      2,927      1.02        .94         .61

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/10    $ 8,011       .34%       .34%       1.02%
12/31/09      6,565       .35        .35         .91
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
12/31/06      3,503       .34        .31        1.14
CLASS 2
12/31/10     19,896       .59        .59         .76
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
12/31/06     23,122       .59        .56         .89
CLASS 3
12/31/10        232       .52        .52         .82
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81
12/31/06        451       .52        .49         .95

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

International Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $17.17      $.28           $  .99         $  1.27      $(.39)       $  --        $ (.39)      $18.05      7.52%
12/31/09       12.22       .24             5.04            5.28       (.25)        (.08)         (.33)       17.17     43.50
12/31/08       24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07       22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
12/31/06       18.96       .41             3.21            3.62       (.38)        (.19)         (.57)       22.01     19.33
CLASS 2
12/31/10       17.11       .24              .98            1.22       (.35)          --          (.35)       17.98      7.23
12/31/09       12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08       24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07       21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
12/31/06       18.92       .35             3.20            3.55       (.34)        (.19)         (.53)       21.94     18.98
CLASS 3
12/31/10       17.18       .26              .97            1.23       (.36)          --          (.36)       18.05      7.26
12/31/09       12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08       24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07       22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10
12/31/06       18.96       .37             3.20            3.57       (.34)        (.19)         (.53)       22.00     19.07

New World Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $20.04      $.37          $  3.25         $  3.62      $(.38)       $  --        $ (.38)      $23.28     18.20%
12/31/09       13.57       .34             6.42            6.76       (.29)          --          (.29)       20.04     49.95
12/31/08       25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07       21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
12/31/06       16.67       .41             4.95            5.36       (.32)        (.15)         (.47)       21.56     32.88
CLASS 2
12/31/10       19.89       .31             3.22            3.53       (.33)          --          (.33)       23.09     17.87
12/31/09       13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08       25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07       21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21
12/31/06       16.56       .36             4.92            5.28       (.29)        (.15)         (.44)       21.40     32.59

Blue Chip Income and Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $ 8.37      $.18           $  .87          $ 1.05      $(.17)       $  --         $(.17)      $ 9.25     12.61%
12/31/09        6.67       .16             1.71            1.87       (.17)          --          (.17)        8.37     28.18
12/31/08       11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07       11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
12/31/06       10.91       .20             1.63            1.83       (.16)        (.61)         (.77)       11.97     17.73
CLASS 2
12/31/10        8.31       .16              .86            1.02       (.15)          --          (.15)        9.18     12.33
12/31/09        6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08       11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07       11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03
12/31/06       10.83       .17             1.61            1.78       (.13)        (.61)         (.74)       11.87     17.42

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $ 9.14      $.23           $  .85          $ 1.08      $(.26)       $  --         $(.26)      $ 9.96     12.02%
12/31/09        6.68       .20             2.47            2.67       (.21)          --          (.21)        9.14     40.11
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
12/31/06/4/    10.00       .14              .91            1.05       (.07)          --          (.07)       10.98     10.49
CLASS 2
12/31/10        9.12       .21              .85            1.06       (.24)          --          (.24)        9.94     11.78
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67
12/31/06/4/    10.00       .11              .92            1.03       (.06)          --          (.06)       10.97     10.30

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

International Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $3,490        .53%       .53%       1.69%
12/31/09        2,851        .54        .54        1.70
12/31/08        1,864        .52        .48        2.42
12/31/07        1,708        .52        .47        1.82
12/31/06        1,648        .54        .49        1.99
CLASS 2
12/31/10        6,615        .78        .78        1.46
12/31/09        6,411        .79        .79        1.48
12/31/08        4,901        .77        .72        2.16
12/31/07        9,719        .77        .72        1.55
12/31/06        7,260        .79        .74        1.72
CLASS 3
12/31/10           61        .71        .71        1.54
12/31/09           68        .72        .72        1.54
12/31/08           57        .70        .65        2.25
12/31/07          123        .70        .65        1.64
12/31/06          120        .72        .67        1.81

New World Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $  774        .80%       .80%       1.76%
12/31/09          500        .82        .82        2.02
12/31/08          253        .81        .73        2.18
12/31/07          261        .82        .74        1.92
12/31/06          126        .88        .80        2.19
CLASS 2
12/31/10        1,739       1.05       1.05        1.52
12/31/09        1,492       1.07       1.07        1.78
12/31/08        1,044       1.06        .98        1.94
12/31/07        1,875       1.07        .99        1.69
12/31/06        1,175       1.13       1.05        1.93

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $  674        .44%       .44%       2.10%
12/31/09          408        .44        .44        2.26
12/31/08          220        .43        .39        2.48
12/31/07          143        .42        .38        1.95
12/31/06          159        .43        .39        1.75
CLASS 2
12/31/10        3,677        .69        .69        1.87
12/31/09        3,344        .69         69        2.06
12/31/08        2,602        .68        .64        2.10
12/31/07        4,274        .67        .63        1.70
12/31/06        3,937        .68        .64        1.50

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $  171        .61%       .61%       2.54%
12/31/09          160        .63        .63        2.63
12/31/08           95        .62        .56        3.00
12/31/07           79        .71        .58        2.37
12/31/06/4/        45        .72/5/     .65/5/     2.10/5/
CLASS 2
12/31/10        2,130        .86        .86        2.28
12/31/09        1,951        .88        .88        2.42
12/31/08        1,529        .86        .81        2.73
12/31/07        1,997        .96        .83        2.11
12/31/06/4/       638        .97/5/     .90/5/     1.64/5/

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $31.37      $.56          $  3.10         $  3.66      $(.56)      $   --        $ (.56)      $34.47     11.72%
12/31/09       24.25       .49             7.13            7.62       (.50)          --          (.50)       31.37     31.54
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)       42.43     15.51
CLASS 2
12/31/10       31.18       .48             3.07            3.55       (.48)          --          (.48)       34.25     11.43
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)       42.19     15.20
CLASS 3
12/31/10       31.39       .50             3.09            3.59       (.49)          --          (.49)       34.49     11.50
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)       42.42     15.30

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $14.92      $.38            $ .68           $1.06      $(.33)       $(.40)        $(.73)      $15.25      7.24%
12/31/09       10.92       .36             4.04            4.40       (.19)        (.21)         (.40)       14.92     40.38
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/10       14.90       .35              .67            1.02       (.31)        (.40)         (.71)       15.21      6.92
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/6/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $14.75      $.35           $ 1.52          $ 1.87      $(.34)       $  --        $ (.34)      $16.28     12.75%
12/31/09       12.16       .35             2.59            2.94       (.35)          --          (.35)       14.75     24.27
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)       18.34     14.96
CLASS 2
12/31/10       14.65       .31             1.51            1.82       (.30)          --          (.30)       16.17     12.50
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)       18.23     14.66
CLASS 3
12/31/10       14.75       .32             1.53            1.85       (.31)          --          (.31)       16.29     12.62
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)       18.34     14.75

Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $10.33      $.33           $  .36          $  .69      $(.35)       $  --         $(.35)      $10.67      6.73%
12/31/09        9.45       .42              .80            1.22       (.34)          --          (.34)       10.33     12.83
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)       11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)       11.64      7.31
CLASS 2
12/31/10       10.23       .30              .36             .66       (.33)          --          (.33)       10.56      6.44
12/31/09        9.36       .40              .79            1.19       (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)       11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)       11.53      6.99

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $ 9.370      .29%       .29%        1.76%
12/31/09         8,142      .29        .29         1.83
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
CLASS 2
12/31/10        16,668      .54        .54         1.52
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
CLASS 3
12/31/10           209      .47        .47         1.59
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10         $ .32      .74%       .74%        2.61%
12/31/09            28      .74        .74         2.74
12/31/08/6/         12      .09        .08          .14
CLASS 2
12/31/10           180      .99        .99         2.37
12/31/09            99      .99        .99         1.89
12/31/08/6/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10        $5,235      .31%       .31%        2.33%
12/31/09         4,151      .32        .32         2.65
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
CLASS 2
12/31/10         5,689      .57        .57         2.08
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
CLASS 3
12/31/10            44      .50        .50         2.15
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10        $4,768      .38%       .38%        3.03%
12/31/09         3,775      .39        .39         4.19
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
CLASS 2
12/31/10         5,074      .63        .63         2.79
12/31/09         4,635      .64        .64         4.00
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $11.57      $.41            $ .21           $ .62       $(.37)       $ --         $(.37)      $11.82      5.44%
12/31/09       10.68       .45              .62            1.07        (.18)         --          (.18)       11.57     10.04
12/31/08       10.83       .48             (.09)            .39        (.54)         --/7/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)         --          (.31)       10.83      9.54
12/31/06/8/    10.00       .10              .15             .25        (.07)         --          (.07)       10.18      2.52
CLASS 2
12/31/10       11.53       .38              .22             .60        (.35)         --          (.35)       11.78      5.23
12/31/09       10.66       .42              .61            1.03        (.16)         --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)         --/7/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)         --          (.30)       10.81      9.23
12/31/06/9/    10.00       .06              .18             .24        (.07)         --          (.07)       10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $10.49      $.91           $  .68          $ 1.59      $ (.88)       $ --        $ (.88)      $11.20     15.38%
12/31/09        8.05       .75             2.41            3.16        (.72)         --          (.72)       10.49     39.45
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)         --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)         --         (1.48)       11.65      1.62
12/31/06       12.41       .92              .37            1.29        (.80)         --          (.80)       12.90     10.89
CLASS 2
12/31/10       10.39       .87              .68            1.55        (.86)         --          (.86)       11.08     15.07
12/31/09        7.99       .71             2.39            3.10        (.70)         --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)         --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)         --         (1.43)       11.55      1.33
12/31/06       12.32       .89              .36            1.25        (.78)         --          (.78)       12.79     10.59
CLASS 3
12/31/10       10.51       .89              .68            1.57        (.86)         --          (.86)       11.22     15.14
12/31/09        8.07       .73             2.42            3.15        (.71)         --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)         --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)         --         (1.43)       11.65      1.40
12/31/06       12.39       .90              .36            1.26        (.77)         --          (.77)       12.88     10.66

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $12.18      $.26            $ .46            $.72       $(.25)      $(.06)        $(.31)      $12.59      5.94%
12/31/09       12.29       .37             (.03)            .34        (.34)       (.11)         (.45)       12.18      2.79
12/31/08       11.73       .50              .41             .91        (.35)         --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)         --          (.92)       11.73      6.83
12/31/06       11.91       .55             (.10)            .45        (.49)         --          (.49)       11.87      3.95
CLASS 2
12/31/10       12.08       .23              .46             .69        (.22)       (.06)         (.28)       12.49      5.75
12/31/09       12.20       .34             (.03)            .31        (.32)       (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)         --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)         --          (.87)       11.65      6.49
12/31/06       11.83       .51             (.09)            .42        (.46)         --          (.46)       11.79      3.75
CLASS 3
12/31/10       12.19       .24              .47             .71        (.23)       (.06)         (.29)       12.61      5.82
12/31/09       12.30       .36             (.04)            .32        (.32)       (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)         --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)         --          (.87)       11.74      6.63
12/31/06       11.89       .52             (.09)            .43        (.46)         --          (.46)       11.86      3.80

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10      $11.40     $(.02)            $.01           $(.01)      $  --        $ --         $  --       $11.39      (.09)%
12/31/09       11.44      (.01)              --/7/         (.01)       (.03)         --/7/       (.03)       11.40      (.10)
12/31/08       11.40       .24               --/7/          .24        (.20)         --          (.20)       11.44      2.15
12/31/07       11.62       .57               --/7/          .57        (.79)         --          (.79)       11.40      4.95
12/31/06       11.31       .54               --/7/          .54        (.23)         --          (.23)       11.62      4.81
CLASS 2
12/31/10       11.32      (.04)              --/7/         (.04)         --          --            --        11.28      (.35)
12/31/09       11.38      (.04)              --/7/         (.04)       (.02)         --/7/       (.02)       11.32      (.33)
12/31/08       11.35       .20              .02             .22        (.19)         --          (.19)       11.38      1.90
12/31/07       11.56       .54               --/7/          .54        (.75)         --          (.75)       11.35      4.73
12/31/06       11.26       .51               --/7/          .51        (.21)         --          (.21)       11.56      4.59
CLASS 3
12/31/10       11.38      (.04)              --/7/         (.04)         --          --            --        11.34      (.35)
12/31/09       11.44      (.03)            (.01)           (.04)       (.02)         --/7/       (.02)       11.38      (.31)
12/31/08       11.40       .22              .01             .23        (.19)         --          (.19)       11.44      1.99
12/31/07       11.60       .55               --/7/          .55        (.75)         --          (.75)       11.40      4.83
12/31/06       11.29       .52               --/7/          .52        (.21)         --          (.21)       11.60      4.64

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $  325       .57%       .57%        3.42%
12/31/09          162       .59        .59         4.06
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
12/31/06/8/        12       .15        .13         1.00
CLASS 2
12/31/10        1,497       .83        .83         3.21
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41
12/31/06/9/        15       .13        .12          .60

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/10       $  769       .48%       .48%        8.15%
12/31/09          635       .48        .48         7.86
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
12/31/06          293       .49        .45         7.36
CLASS 2
12/31/10        1,142       .73        .73         7.91
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
12/31/06          832       .74        .70         7.12
CLASS 3
12/31/10           23       .66        .66         7.98
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21
12/31/06           34       .67        .63         7.19

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $1,492       .39%       .36%        2.07%
12/31/09          999       .41        .41         2.99
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
12/31/06          218       .47        .42         4.64
CLASS 2
12/31/10        1,959       .64        .62         1.83
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
12/31/06          402       .72        .67         4.40
CLASS 3
12/31/10           26       .57        .55         1.92
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65
12/31/06           32       .65        .60         4.45

Cash Management Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/10       $   83       .33%       .33%        (.14)%
12/31/09          105       .33        .33         (.08)
12/31/08          158       .32        .29         2.07
12/31/07          112       .33        .30         4.88
12/31/06           98       .33        .30         4.74
CLASS 2
12/31/10          522       .58        .58         (.39)
12/31/09          664       .58        .58         (.33)
12/31/08        1,023       .57        .54         1.73
12/31/07          452       .58        .55         4.61
12/31/06          282       .58        .55         4.52
CLASS 3
12/31/10           13       .51        .51         (.32)
12/31/09           17       .51        .51         (.27)
12/31/08           25       .50        .47         1.91
12/31/07           20       .51        .48         4.70
12/31/06           18       .51        .48         4.53

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                       Year ended December 31
                                                   ------------------------------
Portfolio turnover rate for all classes of shares  2010 2009  2008  2007  2006
-------------------------------------------------  ---- ---- ----   ----  ----

   Global Discovery Fund                            61%  60%  46%     50%   31%
   Global Growth Fund                               28   43   38      38    31
   Global Small Capitalization Fund                 47   55   47      49    50
   Growth Fund                                      28   37   26      40    35
   International Fund                               25   46   52      41    29
   New World Fund                                   18   25   32      34    32
   Blue Chip Income and Growth Fund                 22   22   24      27    21
   Global Growth and Income Fund                    30   47   36      36     8/4/
   Growth-Income Fund                               22   24   31      24    25
   International Growth and Income Fund             31   21   --/6/   --    --
   Asset Allocation Fund                            46   41   36      29    38
   Bond Fund                                       187  125   63      57    57
   Global Bond Fund                                106   86  118      85     7/8/
   High-Income Bond Fund                            54   47   29      32    35
   U.S. Government/AAA-Rated Securities Fund       208  100  108      91    76
   Cash Management Fund                             --   --   --      --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From May 1, 2006, commencement of operations.

/5/Annualized.

/6/From November 18, 2008, commencement of operations.

/7/Amount less than $.01.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext.65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-989-0511P Printed in USA  Investment Company File No. 811-3857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust

..

American Funds Insurance Series

Part B

Statement of Additional Information

May 1, 2011

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2011. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

Class 1 and Class 2 shares of:		Class 3 shares of:
Global Discovery FundSM	International Growth and Income FundSM	Growth Fund
Global Growth FundSM	Asset Allocation FundSM	International Fund
Global Small Capitalization FundSM	Global Balanced FundSM	Growth-Income Fund
Growth FundSM	Bond FundSM	Asset Allocation Fund
International FundSM	Global Bond FundSM	High-Income Bond Fund
New World Fund®	High-Income Bond FundSM	U.S. Government/AAA-Rated Securities Fund
Blue Chip Income and Growth FundSM	Mortgage FundSM U.S. Government/	Cash Management Fund
Global Growth and Income FundSM Growth-Income FundSM	AAA-Rated Securities FundSM Cash Management FundSM

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Discovery Fund

General

•
The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

Investing outside the U.S.

•
Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

Debt securities

•
The fund may not invest in debt securities rated below Ca and CC by Nationally Recognized Statistical Rating Organizations designated by the fund, or NRSROs, or in unrated securities determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

Global Growth Fund

General

•	The fund invests primarily in common stocks of companies located around the world.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

Global Small Capitalization Fund

Equity securities

•
Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

Growth Fund

General

•	The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

International Fund

General

•	The fund invests primarily in common stocks of companies located outside the United States.

Debt securities

•
The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

New World Fund

General

•	The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

•	The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

Equity securities

•
The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

Debt securities

•
The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

•
The fund may invest up to 25% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

Blue Chip Income and Growth Fund

General

•
This fund will seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

•	This fund will primarily invest in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).

•	This fund ordinarily will invest at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

•	This fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular dividends.

•	This fund ordinarily will invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

•	This fund will not invest in private placements of stock of companies.

•	This fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

•	This fund may invest up to 10% of assets in common stocks of larger non-U.S. companies so long as they are listed or traded in the United States.

Global Growth and Income Fund

General

•	The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Investing outside the U.S.

•
The fund may invest a majority of its assets outside the United States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

•
The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Growth-Income Fund

General

•	The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

International Growth and Income Fund

General

•
The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States; however, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States or whose securities are primarily listed on U.S. securities exchanges. Accordingly, the fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. For purposes of this 90% limit, the fund will include holdings of cash and cash equivalents issued by both U.S. issuers and issuers domiciled outside the U.S. The fund may invest a portion of its assets in companies located in developing countries.

Asset Allocation Fund

General

•	Under normal market conditions, the fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt securities

•
Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

•	The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

Global Balanced Fund

Equity securities

•	The fund will invest at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

•	The fund will invest a portion of its assets in issuers domiciled outside of the United States, including issuers domiciled in emerging market countries.

Debt securities

•
The fund will invest at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

•
The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).

Bond Fund

General

•
The fund will invest at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

•	The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

Debt securities

•	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

•
The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

•
The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

•
The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

Global Bond Fund

Debt securities

•
The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

•
Normally, the fund will invest substantially in debt securities rated investment grade (rated Baa3 or better or BBB- or better by NRSROs, or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

High-Income Bond Fund

Debt securities

•
The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

•
The fund will invest at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of those ratings, consistent with the fund's investment policies.

Equity and other securities

•	The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Maturity

•	The fund generally will invest in securities with maturities in excess of three years.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Mortgage Fund

General

•
The fund will invest at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans.

•
The fund will invest at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

•	The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

•	The fund may invest up to 10% of its assets in high quality mortgage-related securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

U.S. Government/AAA-Rated Securities Fund

General

•
The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

Cash Management Fund

General

•	The fund will invest in high quality money market instruments rated in the two highest quality short-term categories by at least two NRSROs.

Maturity

•	The fund may only purchase instruments having remaining maturities of 397 days or less.

•	The fund will maintain a dollar-weighted average portfolio maturity of 60 days or less.

•	The fund will maintain the dollar-weighted average life of its portfolio at 120 days or less.

•
For purposes of determining the weighted average maturity (but not the weighted average life) of a fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

Liquidity

•
The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities.

•
The fund will hold at least 10% of its total assets in daily liquid assets (i.e. cash, direct obligations of the U.S. Government or securities that mature or are subject to a demand feature that is exercisable or payable within one business day).

•
The fund will hold at least 30% of its total assets in weekly liquid assets (i.e. cash, direct obligations of the U.S. Government, government securities issued by an instrumentality of the U.S. Government that are issued at a discount and have a remaining maturity of 60 days or less, or securities that mature or are subject to a demand feature that is exercisable or payable within five business days).

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Securities with equity and debt characteristics — Certain funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Many of these developing countries may be referred to as emerging market countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

In addition, in determining whether an issuer is located outside the United States for Global Balanced Fund, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Investing in emerging market and developing countries — Certain countries in which the fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

Currency fluctuations — Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the fund will only invest in markets where these restrictions are considered acceptable by the fund’s investment adviser, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the fund’s investments.

Less developed and emerging market securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed and emerging market countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Investor information — The fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — Certain funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Blue Chip Income and Growth Fund and Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

Certain funds may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The funds, other than Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

The fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Series from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions may also increase the turnover rate of the fund.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity’s website for further information on the specific program). Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program — The FDIC guaranteed payment of senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee covers all senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may have also issued debt during the period that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Government guarantees outside the U.S. — Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-through securities —Certain funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Certain funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Inflation-indexed bonds — Certain funds may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real estate investment trusts — Certain funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two NRSROs, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management Fund's assets may be invested in commercial paper rated in the second tier (e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer. See the “Description of Commercial Paper Ratings” for a description of the ratings.

Cash Management Fund may only purchase instruments having remaining maturities of 397 days or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in “Commercial Paper.”

"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Certain funds may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — Certain funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the fund and its agreement to repurchase the security at a specified time and price. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the fund. The use of reverse repurchase agreements by the fund creates leverage which increases the fund's investment risk. As the fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the fund's earnings or net asset value would decline faster than otherwise would be the case.

Diversification — Global Bond Fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are private issuers domiciled outside the United States. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “ Taxes and Distributions”.)

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each applicable fund for fiscal year ended December 31, 2010 and 2009:

	Fiscal year	Portfolio turnover rate
Global Discovery Fund	2010 2009	61% 60
Global Growth Fund1	2010 2009	28 43
Global Small Capitalization Fund	2010 2009	47 55
Growth Fund	2010 2009	28 37
International Fund1	2010 2009	25 46
New World Fund	2010 2009	18 25
Blue Chip Income and Growth Fund	2010 2009	22 22
Global Growth and Income Fund1	2010 2009	30 47
Growth-Income Fund	2010 2009	22 24
International Growth and Income Fund	2010 2009	31 21
Asset Allocation Fund	2010 2009	46 41
Bond Fund2	2010 2009	187 125
Global Bond Fund2	2010 2009	106 86
High-Income Bond Fund	2010 2009	54 47
U.S. Government/AAA-Rated Securities Fund2	2010 2009	208 100

1The decrease in the fund’s portfolio turnover rate is attributable to a decrease in the sales of securities and to an increase in the average value of the portfolio securities held during the period.

2The increase in the fund’s portfolio turnover rate is attributable to mortgage dollar roll transactions, which are accounted for as purchase and sale transactions. However, high portfolio turnover is not a principal strategy of the fund.

See “Financial Highlights” in the prospectus for the fund’s annual portfolio turnover rates for each of the last five fiscal years.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, the fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, the Cash Management Fund may invest without limitation in obligations of U.S. banks, including U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker’s acceptances). In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings “Certain investment limitations and guidelines” and “Description of certain securities and investment techniques” in this statement of additional information.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the U.S. Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Lee A. Ault III, 74 Trustee (1999)	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company)	42	Anworth Mortgage Asset Corporation; Former director of Office Depot, Inc. (until 2011)	• Service as chief executive officer, payment services company • Corporate board experience • Service on board of healthcare foundation
William H. Baribault, 65 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	42	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 64 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	46	Quiksilver, Inc. Former director of Genius Products (until 2008); Professional Business Bank (until 2007)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Martin Fenton, 75 Chairman of the Board (Independent and Non-Executive) (1995)	Chairman, Senior Resource Group LLC (development and management of senior living communities)	42	Capital Private Client Services Funds	• Service as chief executive officer of multiple companies

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Leonard R. Fuller, 64 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	46	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
W. Scott Hedrick, 65 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	42	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 64 Trustee (2010)	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	48	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Merit E. Janow, 52 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	45	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Laurel B. Mitchell, Ph.D., 55 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	42	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Frank M. Sanchez, 67 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald's Restaurants (McDonald's licensee)	42	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
Margaret Spellings, 53 Trustee (2010)	President and CEO, Margaret Spellings & Company; President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education - Federal Government Agency; former Assistant to the President for Domestic Policy, The White House: Federal Government, Executive Branch	42	None	• Former senior advisor to the Governor of Texas • Service on advisory and trustee boards for charitable and nonprofit organizations

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Steadman Upham, Ph.D., 62 Trustee (2010)	President and Professor of Anthropology, The University of Tulsa	45	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
James K. Dunton, 73 Vice Chairman of the Board (1993)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital Strategy Research, Inc.*	19	None
Donald D. O’Neal, 50 President and Trustee (1998)	Senior Vice President - Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	20	None

Other officers6

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Michael J. Downer, 56 Executive Vice President (1991)

Director, Senior Vice President, Secretary and Coordinator of Legal and Compliance – Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*

Alan N. Berro, 50 Senior Vice President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Abner D. Goldstine, 81 Senior Vice President (1993)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company
C. Ross Sappenfield, 45 Senior Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
John H. Smet, 54 Senior Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Carl M. Kawaja, 46 Vice President (2008)

Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; Director, Capital International, Inc.*; Chairman of the Board, Capital International Asset Management, Inc.*

Sung Lee, 44 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*; Director, The Capital Group Companies, Inc.*
Robert W. Lovelace, 48 Vice President (1997)	Executive Vice President and Director, Capital Research and Management Company; Senior Vice President – Capital World Investors, Capital Research and Management Company
S. Keiko McKibben, 42 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Renaud H. Samyn, 37 Vice President (2010)	Vice President — Capital Research Global Investors, Capital Research Company*

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Steven I. Koszalka, 47 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 39 Treasurer (2008)	Vice President - Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 36 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 43 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
M. Susan Gupton, 37 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 59 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2Trustees and officers of the Series serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.

5“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

6All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2010:

Name	Dollar range1 of fund shares owned3	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation4 allocated to fund	Aggregate dollar range1,2 of independent trustees deferred compensation4 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
Lee A. Ault III	$50,001 – $100,000	Over $100,000	N/A5	N/A
William H. Baribault	None	$10,001 – $50,000	N/A5	N/A
James G. Ellis	None	Over $100,000	N/A5	N/A
Martin Fenton	$50,001 – $100,000	Over $100,000	N/A5	Over $100,000
Leonard R. Fuller	None	Over $100,000	N/A5	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	$10,001 – $50,000	N/A5	N/A
Frank M. Sanchez	None	$10,001 – $50,000	N/A5	N/A
Margaret Spellings	None	$10,001 – $50,000	N/A5	N/A
Steadman Upham	None	None	N/A5	Over $100,000

Name	Dollar range1 of fund shares owned2	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
James K. Dunton	None	Over $100,000
Donald D. O’Neal	None	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2N/A indicates that the listed individual, as of December 31, 2010, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $9,200 to $34,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2010:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
Lee A. Ault III	$69,959	$168,150
William H. Baribault	79,906	175,822
James G. Ellis	58,111	250,471
Martin Fenton3	81,193	298,607
Leonard R. Fuller3	83,518	320,751
W. Scott Hedrick	71,616	158,322
R. Clark Hooper	67,328	416,266
Merit E. Janow	55,494	261,457
Laurel B. Mitchell	67,096	170,682
Frank M. Sanchez	59,377	151,348
Margaret Spellings	59,556	142,367
Steadman Upham3	47,990	244,789

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2010 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

3Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2010 fiscal year for participating trustees is as follows: Martin Fenton ($499,934), Leonard R. Fuller ($57,608) and Steadman Upham ($54,656). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of April 1, 2011, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the funds’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2011 or 2012; however, the Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has Class 1 and Class 2 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund have Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent fund counsel.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series ‘operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, and R. Clark Hooper, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2010 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, William H. Baribault, James G. Ellis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2010 fiscal year.

The Series has a nominating and governance committee comprised of Lee A. Ault III, William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2010 fiscal year.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2011. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Discovery

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	51.16% 93.62
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	48.84
Lincoln Life & Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class 2	6.38

Global Growth

Name and address	Ownership	Ownership percentage
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	27.21%
SAST Global Growth Portfolio Houston, TX	Record	Class 1	23.96
John Hancock Life Insurance Co. USA American Global Growth Boston, MA	Record	Class 1	15.33
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	12.50
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	10.68 49.47
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2	16.22
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.93
MetLife Insurance Co. of Connecticut Omnibus Account Boston, MA	Record	Class 2	6.20

Global Small Capitalization Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	16.80% 46.23
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	15.54
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	14.32
John Hancock Life Insurance Co. USA American Global Small Capitalization Boston, MA	Record	Class 1	12.37
JNL Series Trust Lansing, MI	Record	Class 1	12.16
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	11.62
Hartford Series Funds, Inc. AFS Global Small Capitalization HLS Fund Woodbury, MN	Record	Class 1	8.46
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	22.53
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.48
New England Life Insurance Series American Forerunner Series Des Moines, IA	Record	Class 2	5.01

Growth Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	20.96% 43.06
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	15.92
Pacific Life Pacific Select Fund Kansas City, MO	Record	Class 1	11.99
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	10.82
Met Investors Series Trust AFS Growth Portfolio Irvine, CA	Record	Class 1	10.22
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	8.98
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	16.51
ING Growth Portfolio Scottsdale, AZ	Record	Class 2	11.98
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	6.36
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

International Fund

Name and address	Ownership	Ownership percentage
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	23.76%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	23.55 50.93
Met Investors Series Trust AFS International Portfolio Irvine, CA	Record	Class 1	9.61
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	8.86
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	7.39
Hartford Series Funds, Inc. AFS International HLS Fund Woodbury, MN	Record	Class 1	6.68
ING International Portfolio Scottsdale, AZ	Record	Class 2	20.79
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	15.36
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

New World Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	20.87%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	14.60
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	13.61 61.87
John Hancock Life Insurance Co. USA American New World Boston, MA	Record	Class 1	11.94
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	11.75
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	10.46
Hartford Series Funds, Inc. AFS New World HLS Fund Woodbury, MN	Record	Class 1	8.41
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	28.21
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	6.86

Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	34.92%
JNL Series Trust Lansing, MI	Record	Class 1	28.84
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	13.46 71.50
MML American Funds Core Allocation Fund Springfield, MA	Record	Class 1	10.23
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	22.06

Global Growth and Income Fund

Name and address	Ownership	Ownership percentage
Hartford Series Funds, Inc. AFS Global Growth & Income HLS Fund Woodbury, MN	Record	Class 1	51.33%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	45.28 66.69
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	25.60
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.15

Growth-Income Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	18.27% 52.56
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	14.72
Pacific Life Pacific Select Fund Kansas City, MO	Record	Class 1	14.33
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	12.57
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	10.13
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	9.35
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	8.73
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	20.38
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	6.14 100.00
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	5.55
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.05

International Growth and Income Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	48.32% 95.94
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	46.93

Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	43.91%
John Hancock Life Insurance Co. USA American Asset Allocation Boston, MA	Record	Class 1	32.35
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	9.61 56.76
ING Asset Allocation Portfolio Scottsdale, AZ	Record	Class 1	6.76
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	23.65
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	7.95 100.00
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.67

Bond Fund

Name and address	Ownership	Ownership percentage
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	19.08%
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	18.23
ING Bond Portfolio Scottsdale, AZ	Record	Class 1	9.74
John Hancock Life Insurance Co. USA JHT Fundamental Holding Boston, MA	Record	Class 1	9.55
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	9.31
Met Investors Series Trust AFS Bond Portfolio Irvine, CA	Record	Class 1	8.52
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	6.16
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	61.84
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	22.84
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	6.12

Global Bond Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	39.06%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	19.72
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	15.47 73.98
Hartford Series Funds, Inc. AFS Global Bond HLS Fund Woodbury, MN	Record	Class 1	9.82
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	7.09
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	6.02
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	18.06
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.55

High-Income Bond Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	24.82%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	25.53 96.13
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	17.78
John Hancock Life Insurance Co. USA American Asset High-Yield Bond Boston, MA	Record	Class 1	12.94
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	8.99
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	8.33
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

U.S. Government/AAA-Rated Securities Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	41.10%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	30.32
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	12.53 96.46
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

Cash Management Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	93.70% 95.37
Paragon Life Insurance Omnibus Account Saint Louis, MO	Record	Class 1	6.30
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

Investment adviser — Capital Research and Management Company, the Series‘ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Global Discovery Fund — Lipper Growth Funds Index, Lipper International Funds Index, Global Service and Information Index, Non-U.S. Service and Information Index;

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI All Country World Small Cap Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

Growth Fund — S&P 500, MSCI All Country World Index, Lipper Growth Funds Index;

International Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average;

Blue Chip Income and Growth Fund — S&P 500, Lipper Growth & Income Funds Index;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500, Lipper Growth & Income Funds Index;

International Growth and Income Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;

Asset Allocation Fund — S&P 500, Lipper Growth & Income Funds Index, Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Corporate Debt Funds A Rated Average;

Global Balanced Fund — MSCI All-Country World Index, Barclays Global Aggregate Investment Grade Index, Lipper Global Funds Index, Lipper Global Income Funds Average, JP Morgan Government Bond Index - Emerging Market Global Diversified;

Bond Fund — Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Corporate Debt Funds A Rated Average;

Global Bond Fund — Barclays Capital Global Aggregate Bond Index ex-USD, Barclays Capital Global Aggregate Index U.S. Dollar, Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

High-Income Bond Fund — Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average;

Mortgage Fund — Barclays Capital U.S. Mortgage Securities Index, Lipper GNMA Average; and

U.S. Government/AAA-Rated Securities Fund — Barclays Capital U.S. Government/Mortgage Backed Securities Index and Lipper General U.S. Government Funds Average.

From time to time, Capital Research and Management Company may adjust these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 – $50,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

The following table reflects information as of December 31, 2010:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
James K. Dunton	2	$68.9	None		None
Donald D. O’Neal	2	$223.9	1	$0.17	None
Alan N. Berro	3	$110.3	None		None
Abner D. Goldstine	2	$85.4	None		None
C. Ross Sappenfield	2	$83.9	1	$0.17	None
Carl M. Kawaja	3	$134.7	1	$1.08	None
Sung Lee	2	$190.3	None		None
Robert W. Lovelace	3	$176.1	1	$1.08	None
Kevin Adams	1	$7.1	1	$0.16	44	$1.17
Hilda L. Applbaum	3	$118.7	None		None
David C. Barclay	3	$106.5	4	$1.71	16	$6.84
Donnalisa Parks Barnum	1	$161.8	None		None
L. Alfonso Barroso	None		1	$0.09	None
Mark A. Brett	1	$9.0	5	$0.42	85	$2.50
Christopher D. Buchbinder	1	$62.1	None		None
Ellen O. Carr	2	$29.0	4	$2.10	6	$2.41
Noriko H. Chen	1	$22.3	None		None
Gordon Crawford	3	$191.8	None		None
David A. Daigle	1	$17.3	None		None
Mark H. Dalzell	2	$48.3	2	$0.11	76	$2.40
Mark E. Denning	5	$241.4	1	$0.09	None
J. Blair Frank	2	$184.1	None		None
David A. Hoag	5	$129.9	None		None
Thomas H. Hogh	3	$55.4	1	$0.16	27	$0.21
Claudia P. Huntington	3	$51.8	None		None
Gregg E. Ireland	2	$207.8	1	$0.11	None
Martin Jacobs	None		None		None
Gregory D. Johnson	3	$101.5	None		None
Joanna F. Jonsson	2	$114.1	1	$0.11	None
Michael T. Kerr	2	$211.6	None		None
Harold H. La	1	$7.7	None		None
Jeffrey T. Lager	2	$101.4	None		None
Marcus B. Linden	1	$17.3	None		None
James B. Lovelace	4	$168.4	None		None
Jesper Lyckeus	2	$190.3	1	$0.09	None
Fergus N. Macdonald	2	$7.3	None		None
Ronald B. Morrow	3	$262.5	None		None
James R. Mulally	3	$130.3	1	$0.03	None
Robert H. Neithart	1	$11.7	7	$3.48	18	$7.20
Wesley K.-S. Phoa	2	$7.3	1	$0.23	6	$2.82
David M. Riley	2	$160.7	None		None
Eugene P. Stein	1	$50.9	None		None
Andrew B. Suzman	2	$72.7	1	$0.11	None
Christopher M. Thomsen	1	$21.1	None		None
Steven T. Watson	3	$118.7	None		None
Paul A. White	None		None		None
Dylan J. Yolles	3	$202.1	None		None

1Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

2Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

4The advisory fee of one of these accounts (representing $0.08 billion in total assets) is based partially on its investment results.

5The advisory fee of two of these accounts (representing $0.26 billion in total assets) is based partially on its investment results.

6The advisory fee of one of these accounts (representing $0.01 billion in total assets) is based partially on its investment results.

7The advisory fee of one of these accounts (representing $0.04 billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreements (the “Agreements”) between the Series and the investment adviser will continue in effect until December 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% on the first $500 million of net assets, plus 0.48% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus 0.46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: 0.80% on the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.635% on net assets in excess of $5.0 billion;

Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.28% on net assets in excess of $34.0 billion;

International Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.66% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Growth-Income Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets in excess of $1.0 billion;

Asset Allocation Fund: 0.50% on the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.25% on net assets in excess of $8.0 billion;

Global Balanced Fund: 0.66% on the first $500 million of net assets, plus 0.57% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.51% on net assets in excess of $1.0 billion;

Bond Fund: 0.48% on the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.36% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.34% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.33% on net assets in excess of $8.0 billion;

Global Bond Fund: 0.57% on the first $1.0 billion of net assets plus 0.50% on net assets in excess of $1.0 billion;

High-Income Bond Fund: 0.50% on the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

Mortgage Fund: 0.42% on the first $600 million of net assets, plus 0.36% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.29% on net assets in excess of $3.0 billion.

U.S. Government/AAA-Rated Securities Fund: 0.42% on the first $600 million of net assets, plus 0.36% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.29% on net assets in excess of $3.0 billion; and

Cash Management Fund: 0.32% on the first $1.0 billion of net assets, plus 0.29% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.27% on net assets in excess of $2.0 billion.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies  and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The investment adviser’s total fees for the fiscal years ended December 31, 2010, 2009 and 2008 were:

	Fiscal year ended
	2010	2009	2008
Global Discovery Fund	$1,295,000	$1,063,000	$1,310,000
Global Growth Fund	26,876,000	23,377,000	27,394,000
Global Small Capitalization Fund	24,432,000	18,901,000	23,424,000
Growth Fund	82,059,000	69,008,000	83,525,000
International Fund	45,915,000	38,935,000	46,787,000
New World Fund	15,648,000	12,223,000	13,849,000
Blue Chip Income and Growth Fund	16,226,000	13,233,000	15,618,000
Global Growth and Income Fund	12,484,000	10,803,000	12,322,000
Growth-Income Fund	65,149,000	56,835,000	65,897,000
International Growth and Income Fund	1,151,000	417,000	10,000
Asset Allocation Fund	29,920,000	25,476,000	26,361,000
Bond Fund	33,985,000	26,317,000	21,584,000
Global Bond Fund	8,603,000	5,945,000	4,382,000
High-Income Bond Fund	8,328,000	6,760,000	6,092,000
U.S. Government/AAA-Rated Securities Fund	11,652,000	8,397,000	5,079,000
Cash Management Fund	2,303,000	3,299,000	2,746,000

For the period ended December 31, 2010, the investment adviser voluntarily reduced management fees for U.S. Government/AAA-Rated Securities Fund by $672,000 to the rates provided by its amended Agreement. For the period ended December 31, 2009, the investment adviser voluntarily reduced management fees for Bond Fund by $6,000 to the rates provided by its amended Agreement.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that it was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

For the period ended December 31, 2008, management fees were reduced by the following as a result of these waivers:

Waiver reduction
Global Discovery Fund	$ 131,000
Global Growth Fund	2,739,000
Global Small Capitalization Fund	2,342,000
Growth Fund	8,352,000
International Fund	4,679,000
New World Fund	1,385,000
Blue Chip Income and Growth Fund	1,562,000
Global Growth and Income Fund	1,232,000
Growth-Income Fund	6,589,000
International Growth and Income Fund	1,000
Asset Allocation Fund	2,636,000
Bond Fund	2,158,000
Global Bond Fund	438,000
High-Income Bond Fund	609,000
U.S. Government/AAA-Rated Securities Fund	508,000
Cash Management Fund	275,000

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25% of each fund’s average net assets annually (Class 2 shares) or 0.18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2010, the Series incurred distribution expenses for Class 2 shares of $173,625,000 and Class 3 shares of $1,077,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $15,684,000 for Class 2 shares and $93,000 for Class 3 shares.

Compensation to insurance companies —American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON, N.V.
AIG SunAmerica Life Assurance Company
Great-West Life & Annuity Insurance Company
Hartford Life Insurance Company
ING Life Insurance and Annuity Company
Jackson National Life Insurance Company
John Hancock Life Insurance Company (U.S.A.)
The Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
Metropolitan Life Insurance Company
Nationwide Mutual Insurance Company
New York Life Insurance and Annuity Corporation
Pacific Life Insurance Company
Protective Life Insurance Company
Sun Life Assurance Company (U.S.A.)
Travelers Insurance Company
Transamerica Financial Life Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

 Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the Series‘ portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Series‘ portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series‘ portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series‘ portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2010, 2009 and 2008 were:

	Fiscal year ended
	2010	2009	2008
Global Discovery Fund	$210,000	$198,000	$186,000
Global Growth Fund	2,946,000	4,054,000	5,006,000
Global Small Capitalization Fund	4,389,000	4,376,000	5,932,000
Growth Fund	12,414,000	13,528,000	12,525,000
International Fund	5,717,000	7,385,000	11,069,000
New World Fund	1,110,000	1,400,000	1,746,000
Blue Chip Income and Growth Fund	1,434,000	1,605,000	1,770,000
Global Growth and Income Fund	1,375,000	2,088,000	2,785,000
Growth-Income Fund	9,443,000	9,541,000	13,650,000
International Growth and Income Fund	179,000	109,000	5,000
Asset Allocation Fund	3,836,000	4,113,000	4,896,000
Bond Fund	12,000	199,000	2,000
Global Bond Fund	0	10,000	0
High-Income Bond Fund	45,000	28,000	2,000

The volume of commissionable trading activity during the Series’ 2010 fiscal year by Global Growth Fund, Growth Fund, International Fund, Global Growth and Income Fund and Bond Fund decreased from 2009, resulting in a decrease in brokerage commissions paid on portfolio transactions. The volume of commissionable trading activity during the Series’ 2010 fiscal year by International Growth and Income Fund increased from 2009, resulting in an increase in brokerage commissions paid on portfolio transactions.

The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year.

At the end of the Series’ most recent fiscal year, the Series’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, Goldman Sachs & Co.,  Morgan Stanley and UBS Financial Services Inc. As of the Series’ fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Discovery Fund	Citigroup Inc.	equity	$ 4,257,000
	Credit Suisse Group AG	equity	1,410,000
	UBS AG	equity	698,000
Global Growth Fund	Citigroup Inc.	equity	9,460,000
	Goldman Sachs Group, Inc.	equity	23,542,000
	UBS AG	equity	68,459,000
Growth Fund	Citigroup Inc.	equity	206,441,000
	Goldman Sachs Group, Inc.	equity	563,336,000
	Morgan Stanley	equity	81,630,000
International Fund	Credit Suisse Group AG	equity	127,982,000
	Credit Suisse Group AG	debt	19,999,000
	UBS AG	equity	26,070,000
Global Growth and Income Fund	Citigroup Inc.	equity	4,730,000
	Credit Suisse Group AG	debt	10,000,000
	UBS AG	equity	4,080,000
Growth-Income Fund	Citigroup Inc.	equity	217,080,000
	Credit Suisse Group AG	equity	63,253,000
	UBS AG	equity	22,059,000
Asset Allocation Fund	Citigroup Inc.	equity	3,629,000
	Citigroup Inc.	debt	8,648,000
	Goldman Sachs Group, Inc.	equity	159,752,000
	Goldman Sachs Group, Inc.	debt	2,958,000
	Morgan Stanley	debt	4,345,000
	UBS AG	debt	8,398,000
Bond Fund	Citigroup Inc.	debt	43,050,000
	Goldman Sachs Group, Inc.	debt	21,076,000
	Morgan Stanley	debt	23,298,000
	UBS AG	debt	28,479,000
Global Bond Fund	Citigroup Inc.	debt	4,263,000
	Goldman Sachs Group, Inc.	debt	2,886,000
	Morgan Stanley	debt	3,259,000
	UBS AG	debt	6,160,000
High-Income Bond Fund	Citigroup Inc.	equity	5,712,000
	Citigroup Inc.	debt	960,000
U.S. Government/AAA-Rated Securities Fund	Citigroup Inc.	debt	12,909,000
	Goldman Sachs Group, Inc.	debt	8,027,000
	Morgan Stanley	debt	6,425,000

 Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.

Under these policies and procedures, each fund’s (except Cash Management Fund) complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. Portfolio holdings information for Global Balanced Fund and Mortgage Fund will be available no later than November 15, 2011. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested and other portfolio information, including, for example, asset allocation, geographic diversification and credit rating diversification, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Cash Management Fund’s complete list of portfolio holdings, dated as of the end of each month, are posted on the fund’s website at americanfunds.com/afis within five business days after the end of the applicable month. This information will be available on the website for six months. Portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc. Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The Series’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Personal investment policy” section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund’s share price would still be determined as of 4:00 p.m. New York time. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of a fund has a separately calculated net asset value (and share price). The funds will not calculate net asset values on days the New York Stock Exchange is closed for trading.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. Each fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of each fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series’ investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the "fair value" to be assigned to a particular security such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

 Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

 General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer Agent — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $1,646 for Class 1 shares, $3,518 for Class 2 shares and $30 for Class 3 shares for the 2010 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. Counsel does not provide legal services to the Series’ investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Legal proceedings — On February 16, 2005, the NASD (now the Financial Industry Regulatory Authority or FINRA) filed an administrative complaint against American Funds Distributors, Inc.. The complaint alleges violations of certain NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a FINRA Hearing Panel ruled against American Funds Distributors, Inc. and imposed a $5 million fine. On April 30, 2008, FINRA’s National Adjudicatory Council affirmed the decision by FINRA’s Hearing Panel. American Funds Distributors, Inc. has appealed this decision to the U.S. Securities and Exchange Commission.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series' declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series' board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s Corporation.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch
Long-term Credit Ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

Description of commercial paper ratings

Moody's
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

December 31, 2010

Common stocks — 89.57%	Shares	Value (000)

INFORMATION TECHNOLOGY — 27.38%
Google Inc., Class A1	16,000	$9,504
eBay Inc.1	175,000	4,870
Corning Inc.	230,000	4,444
Oracle Corp.	135,000	4,225
QUALCOMM Inc.	80,000	3,959
Apple Inc.1	12,000	3,871
First Solar, Inc.1	28,000	3,644
Rovi Corp.1	56,700	3,516
EMC Corp.1	125,000	2,862
NetEase.com, Inc. (ADR)1	74,400	2,690
Wistron Corp.	1,188,174	2,421
Monster Worldwide, Inc.1	100,000	2,363
Avago Technologies Ltd.	80,000	2,278
AAC Acoustic Technologies Holdings Inc.	776,000	2,072
Trimble Navigation Ltd.1	50,000	1,996
Autodesk, Inc.1	50,000	1,910
Digital River, Inc.1	48,000	1,652
Yahoo! Inc.1	95,000	1,580
NVIDIA Corp.1	100,000	1,540
Avid Technology, Inc.1	85,000	1,484
MediaTek Inc.	100,199	1,435
Cisco Systems, Inc.1	70,000	1,416
Quanta Computer Inc.	577,000	1,211
CoreLogic, Inc.	45,055	834
		67,777

HEALTH CARE — 17.14%
Alere Inc.1	152,000	5,563
Emergency Medical Services Corp., Class A1	67,000	4,329
Biogen Idec Inc.1	63,100	4,231
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	3,753
Myriad Genetics, Inc.1	142,000	3,243
Medco Health Solutions, Inc.1	45,000	2,757
Life Technologies Corp.1	45,000	2,497
Stryker Corp.	45,000	2,417
Allergan, Inc.	35,000	2,403
Beckman Coulter, Inc.	25,000	1,881
NuVasive, Inc.1	62,000	1,590
Integra LifeSciences Holdings Corp.1	32,000	1,514
Hologic, Inc.1	80,000	1,506
Medtronic, Inc.	40,000	1,484
Edwards Lifesciences Corp.1	18,000	1,455
Richter Gedeon Nyrt	5,500	1,125
UCB SA	19,654	674
		42,422

FINANCIALS — 15.35%
Citigroup Inc.1	900,000	4,257
Sampo Oyj, Class A	125,000	3,349
HDFC Bank Ltd.	63,000	3,306
Industrial and Commercial Bank of China Ltd., Class H	4,180,000	3,114
Itaú Unibanco Holding SA, preferred nominative (ADR)	100,000	2,401
Deutsche Bank AG	43,200	2,257
Zions Bancorporation	80,000	1,938
Banco Bradesco SA, preferred nominative	95,700	1,882
State Street Corp.	40,000	1,854
CapitaMalls Asia Ltd.	1,200,000	1,814
AFLAC Inc.	31,100	1,755
Marsh & McLennan Companies, Inc.	60,000	1,640
HSBC Holdings PLC (Hong Kong)	159,211	1,633
China Life Insurance Co. Ltd., Class H	398,000	1,626
Longfor Properties Co. Ltd.	1,100,000	1,531
Credit Suisse Group AG	35,000	1,410
Tryg A/S	25,000	1,154
UBS AG1	42,538	698
Banco Santander, SA	36,947	392
		38,011

CONSUMER DISCRETIONARY — 10.11%
Walt Disney Co.	100,000	3,751
Comcast Corp., Class A, special nonvoting shares	150,000	3,121
Paddy Power PLC	55,000	2,256
CTC Media, Inc.	85,000	1,992
Texas Roadhouse, Inc.1	115,000	1,975
Tractor Supply Co.	40,000	1,940
John Wiley & Sons, Inc., Class A	40,000	1,810
DIRECTV, Class A1	45,000	1,797
Time Warner Inc.	50,000	1,608
Best Buy Co., Inc.	43,000	1,474
News Corp., Class A	100,000	1,456
Grupo Televisa, SAB, ordinary participation certificates (ADR)1	44,000	1,141
GEOX SpA	85,311	390
OPAP SA	18,490	320
		25,031

INDUSTRIALS — 8.28%
Ryanair Holdings PLC (ADR)	256,400	7,887
easyJet PLC1	316,000	2,168
AirAsia Bhd.1	2,600,000	2,133
Serco Group PLC	205,000	1,775
AMR Corp.1	200,000	1,558
Capita Group PLC	130,000	1,412
Exponent, Inc.1	37,000	1,389
SGS SA	744	1,248
Downer EDI Ltd.	200,000	939
		20,509

UTILITIES — 3.82%
ENN Energy Holdings Ltd.	2,610,000	7,824
Scottish and Southern Energy PLC	85,000	1,623
		9,447

ENERGY — 0.91%
Schlumberger Ltd.	27,000	2,254

TELECOMMUNICATION SERVICES — 0.90%
Millicom International Cellular SA	12,200	1,166
Philippine Long Distance Telephone Co.	9,100	531
Philippine Long Distance Telephone Co. (ADR)	9,100	530
		2,227

MATERIALS — 0.70%
Monsanto Co.	25,000	1,741

CONSUMER STAPLES — 0.28%
Wal-Mart de México, SAB de CV, Series V	237,200	681

MISCELLANEOUS — 4.70%
Other common stocks in initial period of acquisition		11,638

Total common stocks (cost: $190,132,000)		221,738

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		8

Total rights & warrants (cost: $0)		8

	Shares or
Convertible securities — 1.56%	principal amount

CONSUMER DISCRETIONARY — 1.01%
Groupon Inc., Series G, convertible preferred1,2,3	79,139	2,500

INDUSTRIALS — 0.35%
AMR Corp. 6.25% convertible notes 2014	$750,000	853

MISCELLANEOUS — 0.20%
Other convertible securities in initial period of acquisition		499

Total convertible securities (cost: $3,773,000)		3,852

	Principal amount
Short-term securities — 8.76%	(000)

Freddie Mac 0.145%–0.24% due 2/28–7/26/2011	$6,800	6,796
U.S. Treasury Bills 0.143%–0.185% due 3/24–5/19/2011	5,500	5,498
Procter & Gamble Co. 0.23% due 3/3/20114	2,500	2,499
Abbott Laboratories 0.20% due 1/3/20114	2,400	2,400
Jupiter Securitization Co., LLC 0.24% due 2/4/20114	2,300	2,299
Federal Home Loan Bank 0.155% due 3/9/2011	2,200	2,199

Total short-term securities (cost: $21,690,000)		21,691

		Value
		(000)

Total investment securities (cost: $215,595,000)		$247,289
Other assets less liabilities		271

Net assets		$247,560

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The value of this security was $2,500,000, which represented 1.01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,198,000, which represented 2.91% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

December 31, 2010

Common stocks — 95.23%	Shares	Value (000)

CONSUMER DISCRETIONARY — 14.99%
Virgin Media Inc.	5,660,000	$154,178
Sony Corp.	1,905,000	68,678
Toyota Motor Corp.	1,452,900	57,622
Honda Motor Co., Ltd.	1,408,800	55,786
Sirius XM Radio Inc.1	25,000,000	41,000
McDonald’s Corp.	490,000	37,612
Home Depot, Inc.	1,000,000	35,060
Burberry Group PLC	1,870,000	32,771
adidas AG, non-registered shares	422,000	27,570
Naspers Ltd., Class N	450,000	26,501
H & M Hennes & Mauritz AB, Class B	752,000	25,046
Amazon.com, Inc.1	138,000	24,840
International Game Technology	1,280,000	22,643
NIKE, Inc., Class B	260,000	22,209
Apollo Group, Inc., Class A1	550,000	21,720
Harman International Industries, Inc.1	440,000	20,372
CarMax, Inc.1	610,000	19,447
Kesa Electricals PLC	7,710,000	19,149
Carphone Warehouse Group PLC1	2,812,500	17,332
Hyundai Mobis Co., Ltd.	65,500	16,420
Nikon Corp.	650,000	13,186
Dongfeng Motor Group Co., Ltd., Class H	7,514,000	12,954
DIRECTV, Class A1	300,000	11,979
Johnson Controls, Inc.	300,000	11,460
Carnival Corp., units	225,000	10,375
Best Buy Co., Inc.	235,000	8,058
Suzuki Motor Corp.	313,000	7,710
Esprit Holdings Ltd.	714,321	3,400
Time Warner Inc.	100,000	3,217
Multi Screen Media Private Ltd.1,2,3	16,148	1,342
		829,637

FINANCIALS — 14.49%
UBS AG1	4,170,000	68,459
Moody’s Corp.	2,179,900	57,855
Industrial and Commercial Bank of China Ltd., Class H	64,766,750	48,245
Agricultural Bank of China, Class H1	79,992,000	40,136
Prudential PLC	3,853,747	40,136
China Life Insurance Co. Ltd., Class H	9,590,000	39,173
Housing Development Finance Corp. Ltd.	2,350,000	38,278
Bank of Nova Scotia	538,000	30,896
Lloyds Banking Group PLC1	30,000,000	30,730
Allianz SE	252,500	30,006
Nomura Holdings, Inc.	4,700,000	29,813
DnB NOR ASA	2,053,333	28,820
HSBC Holdings PLC (United Kingdom)	2,530,386	25,687
AXA SA	1,501,463	24,980
Goldman Sachs Group, Inc.	140,000	23,542
Bank of America Corp.	1,600,000	21,344
CIMB Group Holdings Bhd.	7,500,000	20,675
East West Bancorp, Inc.	1,002,174	19,592
CapitaMalls Asia Ltd.	12,687,000	19,178
Berkshire Hathaway Inc., Class A1	140	16,863
Itaú Unibanco Holding SA, preferred nominative	687,500	16,479
Wells Fargo & Co.	500,000	15,495
DLF Ltd.	2,370,000	15,474
Banco Santander, SA	1,444,807	15,307
Sun Hung Kai Properties Ltd.	866,208	14,387
JPMorgan Chase & Co.	300,000	12,726
ACE Ltd.	190,000	11,828
Citigroup Inc.1	2,000,000	9,460
Weyerhaeuser Co.	488,681	9,251
Banco De Oro Unibank, Inc.	5,500,000	7,344
Ayala Land, Inc.	19,300,000	7,251
BNP Paribas SA	107,947	6,868
Macquarie Group Ltd.	150,000	5,678
		801,956

INFORMATION TECHNOLOGY — 14.05%
Microsoft Corp.	3,360,000	93,811
Texas Instruments Inc.	2,626,000	85,345
Oracle Corp.	2,382,445	74,570
Yahoo! Inc.1	4,330,200	72,011
Nintendo Co., Ltd.	205,000	60,169
Samsung Electronics Co. Ltd.	66,045	55,227
Google Inc., Class A1	75,000	44,548
ASML Holding NV (New York registered)	730,489	28,007
ASML Holding NV	111,111	4,291
Tyco Electronics Ltd.	866,250	30,665
Canon, Inc.	504,200	26,145
First Solar, Inc.1	195,000	25,377
Apple Inc.1	78,000	25,160
Cisco Systems, Inc.1	981,500	19,856
Altera Corp.	550,000	19,569
Murata Manufacturing Co., Ltd.	240,000	16,820
Infosys Technologies Ltd.	210,000	16,169
KLA-Tencor Corp.	412,921	15,955
SAP AG	300,000	15,274
Hon Hai Precision Industry Co., Ltd.	3,360,000	13,541
Hewlett-Packard Co.	320,000	13,472
Infineon Technologies AG1	1,275,000	11,863
Cielo SA, ordinary nominative	1,215,000	9,844
		777,689

CONSUMER STAPLES — 10.75%
Unilever NV, depository receipts	2,588,000	80,579
Anheuser-Busch InBev NV	1,170,046	66,919
Pernod Ricard SA	675,439	63,506
METRO AG	743,108	53,504
Shoprite Holdings Ltd.	2,555,000	38,650
British American Tobacco PLC	820,500	31,514
Nestlé SA	530,000	31,035
Philip Morris International Inc.	500,000	29,265
Procter & Gamble Co.	450,000	28,948
Coca-Cola Co.	400,000	26,308
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	22,864
SABMiller PLC	600,000	21,109
Avon Products, Inc.	695,800	20,220
Woolworths Ltd.	608,483	16,785
PepsiCo, Inc.	245,000	16,006
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	14,104
Tesco PLC	2,100,000	13,915
Danone SA	150,430	9,452
C&C Group PLC	1,681,640	7,602
Colgate-Palmolive Co.	35,000	2,813
		595,098

HEALTH CARE — 10.67%
Novo Nordisk A/S, Class B	1,270,700	143,288
UnitedHealth Group Inc.	1,960,000	70,776
Aetna Inc.	1,262,600	38,522
Merck & Co., Inc.	979,600	35,305
Novartis AG	580,000	34,087
Bayer AG	349,300	25,812
Sonic Healthcare Ltd.	2,110,000	25,034
Hospira, Inc.1	380,000	21,162
Vertex Pharmaceuticals Inc.1	600,000	21,018
Smith & Nephew PLC	1,957,000	20,641
Baxter International Inc.	390,000	19,742
Stryker Corp.	355,000	19,063
Shire Ltd. (ADR)	250,000	18,095
UCB SA	515,020	17,667
Roche Holding AG	116,750	17,107
CSL Ltd.	370,000	13,733
Mindray Medical International Ltd., Class A (ADR)	435,000	11,484
Gilead Sciences, Inc.1	300,000	10,872
Covance Inc.1	195,000	10,025
Intuitive Surgical, Inc.1	30,000	7,733
RHÖN-KLINIKUM AG, non-registered shares	216,000	4,754
Nobel Biocare Holding AG	243,500	4,591
		590,511

INDUSTRIALS — 8.93%
Siemens AG	436,157	54,029
Geberit AG	230,000	53,183
KBR, Inc.	1,713,000	52,195
United Technologies Corp.	652,000	51,326
Tyco International Ltd.	1,133,750	46,983
Vallourec SA	284,923	29,926
Michael Page International PLC	3,026,000	26,184
Vestas Wind Systems A/S1	807,370	25,489
Ryanair Holdings PLC (ADR)1	733,100	22,550
IDEX Corp.	550,000	21,516
Actuant Corp., Class A	720,000	19,166
Ingersoll-Rand PLC	365,600	17,216
Delta Air Lines, Inc.1	1,160,000	14,616
Masco Corp.	1,125,000	14,243
Marubeni Corp.	2,000,000	14,066
East Japan Railway Co.	150,000	9,755
Schneider Electric SA	65,000	9,728
FANUC LTD	34,100	5,237
Komatsu Ltd.	155,000	4,691
China Railway Construction Corp. Ltd., Class H	1,940,000	2,336
		494,435

ENERGY — 7.49%
TOTAL SA	1,135,000	60,137
Oil Search Ltd.	6,960,000	50,116
Chevron Corp.	480,000	43,800
Royal Dutch Shell PLC, Class B	574,666	18,950
Royal Dutch Shell PLC, Class B (ADR)	233,643	15,577
Reliance Industries Ltd.	1,384,000	32,768
Tenaris SA (ADR)	640,000	31,347
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	15,136
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	12,985
INPEX CORP.	4,670	27,350
Canadian Natural Resources, Ltd.	561,400	25,041
Transocean Ltd.1	350,000	24,328
Schlumberger Ltd.	200,000	16,700
Suncor Energy Inc.	370,000	14,245
Imperial Oil Ltd.	257,928	10,527
Statoil ASA	366,435	8,704
Eni SpA	300,000	6,550
		414,261

TELECOMMUNICATION SERVICES — 5.78%
América Móvil, SAB de CV, Series L (ADR)	1,770,000	101,492
América Móvil, SAB de CV, Series L	8,185,000	23,508
SOFTBANK CORP.	1,751,300	60,634
Koninklijke KPN NV	2,418,000	35,284
China Telecom Corp. Ltd., Class H	49,870,000	26,113
Telekom Austria AG, non-registered shares	1,760,200	24,745
Telefónica, SA	860,000	19,496
AT&T Inc.	500,000	14,690
TalkTalk Telecom Group PLC	5,625,000	14,032
		319,994

MATERIALS — 5.00%
Steel Dynamics, Inc.	2,800,000	51,240
Dow Chemical Co.	1,435,000	48,991
Sigma-Aldrich Corp.	385,000	25,626
Impala Platinum Holdings Ltd.	700,000	24,755
Holcim Ltd	324,908	24,551
Akzo Nobel NV	338,100	21,002
Alcoa Inc.	1,270,000	19,545
Potash Corp. of Saskatchewan Inc.	120,000	18,580
Barrick Gold Corp.	300,000	15,954
Nitto Denko Corp.	200,000	9,422
First Quantum Minerals Ltd.	80,000	8,689
Rio Tinto PLC	120,000	8,394
		276,749

UTILITIES — 1.72%
GDF SUEZ	1,122,805	40,286
SUEZ Environnement Co.	1,295,000	26,736
International Power PLC	2,200,000	15,010
CLP Holdings Ltd.	1,600,000	12,989
		95,021

MISCELLANEOUS — 1.36%
Other common stocks in initial period of acquisition		75,040

Total common stocks (cost: $3,882,448,000)		5,270,391

		Value
Preferred stocks — 0.15%	Shares	(000)

FINANCIALS — 0.15%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	6,960,000	$8,126
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative4	400,000	423

Total preferred stocks (cost: $6,891,000)		8,549

	Principal amount
Short-term securities — 4.73%	(000)

U.S. Treasury Bills 0.185%–0.188% due 5/5–6/16/2011	$77,200	77,153
Straight-A Funding LLC 0.22%–0.25% due 1/4–1/7/20114	75,000	74,996
ANZ National (International) Ltd. 0.27%–0.29% due 2/14–2/28/20114	46,200	46,182
General Electric Capital Corp. 0.15% due 1/3/2011	22,600	22,600
Freddie Mac 0.24% due 7/26/2011	15,000	14,979
Federal Home Loan Bank 0.15% due 3/9/2011	13,300	13,297
KfW 0.23% due 1/14/20114	12,500	12,499

Total short-term securities (cost: $261,695,000)		261,706

Total investment securities (cost: $4,151,034,000)		5,540,646
Other assets less liabilities		(5,926)

Net assets		$5,534,720

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,342,000, which represented .02% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $142,226,000, which represented 2.57% of the net assets of the fund.

5Coupon rate may change periodically.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization Fund
Investment portfolio

December 31, 2010

Common stocks — 87.73%	Shares	Value (000)

INFORMATION TECHNOLOGY — 18.00%
Kingboard Chemical Holdings Ltd.	11,066,500	$66,275
Kingboard Laminates Holdings Ltd.	55,486,509	56,395
AAC Acoustic Technologies Holdings Inc.	21,051,100	56,197
Rovi Corp.1	743,850	46,126
Hittite Microwave Corp.1	725,000	44,254
Quantum Corp.1	8,423,211	31,334
AOL Inc.1	1,217,909	28,877
DTS, Inc.1	549,984	26,977
Delta Electronics (Thailand) PCL	21,980,000	25,520
VTech Holdings Ltd.	2,124,000	24,990
Monster Worldwide, Inc.1	1,045,000	24,693
Intersil Corp., Class A	1,453,000	22,187
RichTek Technology Corp.	2,415,000	20,127
Infotech Enterprises Ltd.	5,171,976	19,958
Ralink Technology Corp.	5,614,800	19,739
Semtech Corp.1	840,000	19,018
GSI Commerce, Inc.1	750,000	17,400
China High Precision Automation Group Ltd.	19,890,000	15,712
PixArt Imaging Inc.	2,890,000	14,372
FormFactor, Inc.1	1,588,000	14,101
Halma PLC	2,182,500	12,216
RealPage, Inc.1	356,000	11,011
Hana Microelectronics PCL	11,370,000	9,429
Youku.com Inc., Class A (ADR)1	252,146	8,828
Cirrus Logic, Inc.1	505,600	8,079
Limelight Networks, Inc.1	1,250,000	7,262
Spectris PLC	340,000	6,950
SuccessFactors, Inc.1	235,000	6,806
Global Unichip Corp.	1,601,139	6,700
Tripod Technology Corp.	1,484,000	6,057
Wistron Corp.	2,752,072	5,607
Digital River, Inc.1	157,770	5,430
Playtech Ltd.	745,000	4,925
Cognex Corp.	157,600	4,637
Varian Semiconductor Equipment Associates, Inc.1	90,000	3,327
Liquidity Services, Inc.1	228,661	3,213
OnMobile Global Ltd.1	470,000	3,020
Redington (India) Ltd.	1,458,300	2,686
OBIC Co., Ltd.	12,630	2,601
Global Payments Inc.	55,000	2,542
MKS Instruments, Inc.1	88,000	2,155
SEEK Ltd.	250,263	1,697
HSW International, Inc.1	190,216	793
HSW International, Inc.1,2,3	67,431	201
CoreLogic, Inc.	49,540	917
		721,341

INDUSTRIALS — 13.62%
International Container Terminal Services, Inc.	47,285,000	48,569
Intertek Group PLC	1,295,000	35,838
Pursuit Dynamics PLC1,4	4,549,900	34,901
Corrections Corporation of America1	1,091,400	27,350
MSC Industrial Direct Co., Inc., Class A	323,800	20,947
United Continental Holdings, Inc.1	847,950	20,198
Johnson Electric Holdings Ltd.	27,405,000	19,603
AMR Corp.1	2,450,000	19,085
Herman Miller, Inc.	720,000	18,216
Goodpack Ltd.	10,490,000	16,756
Jain Irrigation Systems Ltd.	3,358,000	15,786
TrueBlue, Inc.1	843,900	15,182
Tiger Airways Holdings Ltd.1	9,649,000	13,985
Lonrho PLC1	49,607,000	13,922
Blount International, Inc.1	854,999	13,475
Corporate Executive Board Co.	332,000	12,467
Meyer Burger Technology AG1	395,000	12,315
Lonking Holdings Ltd.	19,930,000	10,897
easyJet PLC1	1,525,000	10,462
SATS Ltd.	4,510,000	10,121
AirAsia Bhd.1	11,878,000	9,746
Pipavav Shipyard Ltd.1	4,965,000	9,621
JVM Co., Ltd.1,4	411,500	9,337
Prysmian SpA	525,000	8,945
Standard Parking Corp.1	430,200	8,126
Horizon North Logistics Inc.1	2,700,000	8,065
Amtek Engineering Ltd.1	8,211,000	6,910
Hays PLC	3,180,000	6,391
BELIMO Holding AG	3,450	6,236
Northgate PLC1	1,307,270	5,748
Uponor Oyj	303,000	5,604
Eveready Industries India Ltd.4	4,370,000	5,321
Seco Tools AB, Class B1	275,000	4,907
Temp Holdings Co., Ltd.	482,800	4,478
Downer EDI Ltd.	926,000	4,347
S1 Corp.	88,000	4,342
Shun Tak Holdings Ltd.	6,560,000	4,102
Kaba Holding AG	9,500	4,074
Landstar System, Inc.	95,000	3,889
Geberit AG	16,500	3,815
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	3,763
Houston Wire & Cable Co.	267,600	3,596
Gardner Denver, Inc.	50,900	3,503
Burckhardt Compression Holding AG	11,225	3,109
China Automation Group Ltd.	3,265,000	2,377
Dalian Port (PDA) Co. Ltd., Class H	5,600,000	2,327
Heidelberger Druckmaschinen AG, non-registered shares1	441,000	2,175
Frigoglass SAIC	160,610	2,144
Ellaktor SA	423,457	1,896
Watsco, Inc.	28,000	1,766
Beacon Roofing Supply, Inc.1	95,000	1,698
Zenergy Power PLC1	3,266,989	1,286
United Stationers Inc.1	16,000	1,021
Sintex Industries Ltd.	203,200	828
American Shipping Co. ASA1	163,404	140
Aker Philadelphia Shipyard ASA1,2,5	110,800	46
		545,754

CONSUMER DISCRETIONARY — 13.37%
Jumbo SA	6,196,770	40,907
Modern Times Group MTG AB, Class B	613,500	40,592
Melco Crown Entertainment Ltd. (ADR)1	4,902,763	31,182
Galaxy Entertainment Group Ltd.1	27,238,000	30,838
Paddy Power PLC	656,000	26,912
CTC Media, Inc.	1,100,000	25,773
Hankook Tire Co., Ltd.	836,520	23,402
Lions Gate Entertainment Corp.1	3,450,000	22,459
Pantaloon Retail (India) Ltd.	2,500,000	20,516
Pantaloon Retail (India) Ltd., Class B	200,000	1,413
Liberty Media Corp., Series A1	300,000	19,944
Golden Eagle Retail Group Ltd.	7,845,000	19,338
John Wiley & Sons, Inc., Class A	414,896	18,770
Fourlis	2,320,000	17,392
Signet Jewelers Ltd.1	383,000	16,622
AutoNation, Inc.1	550,000	15,510
Minth Group Ltd.	7,626,000	12,519
Shopper’s Stop Ltd.	740,000	12,357
Mitchells & Butlers PLC1	2,194,000	11,972
Stella International Holdings Ltd.	5,259,500	10,488
Blue Nile, Inc.1	182,400	10,408
Cheil Worldwide Inc.	843,500	10,294
HT Media Ltd.	3,060,000	9,991
CDON Group AB1	1,866,000	8,629
Group 1 Automotive, Inc.	200,000	8,352
Brunswick Corp.	430,000	8,058
Ekornes ASA	293,100	8,037
ASOS PLC1	300,000	7,446
Parkson Retail Group Ltd.	3,838,500	5,916
P.F. Chang’s China Bistro, Inc.	100,000	4,846
Rightmove PLC	395,665	4,805
CKX, Inc.1	1,079,685	4,351
Toll Corp.1	225,000	4,275
Mood Media Corp.1,5	2,125,000	4,061
CFAO	80,000	3,482
Intercontinental Hotels Group PLC	173,562	3,364
Titan Industries Ltd.	30,500	2,452
Timberland Co., Class A1	93,500	2,299
Great Wall Motor Co. Ltd., Class H	738,000	2,279
Bloomsbury Publishing PLC	625,000	1,189
GEOX SpA	257,000	1,175
Little Sheep Group Ltd., Class H	684,000	432
Ten Alps PLC1	2,600,000	284
Phorm, Inc.1	125,000	200
Forbes Travel Guide, Inc.1,2,3	219,739	58
CEC Unet PLC1,2	14,911,148	—
		535,589

MATERIALS — 10.66%
African Minerals Ltd.1	8,105,000	53,200
African Minerals Ltd.1,5	2,480,000	16,278
Midas Holdings Ltd.4	46,865,000	34,509
Midas Holdings Ltd. (HKD denominated)4	14,900,000	10,638
Eastern Platinum Ltd.1	18,975,000	33,778
Eastern Platinum Ltd.1,5	2,840,000	5,056
Allied Gold Ltd.1,4	38,040,274	26,652
Allied Gold Ltd. (CDI)1,4	12,000,000	8,232
Allied Gold Ltd. (GBP denominated)1,4	3,800,000	2,607
European Goldfields Ltd.1	2,486,500	34,386
Kenmare Resources PLC1	41,598,159	21,207
Kenmare Resources PLC1,5	7,047,991	3,593
Jaguar Mining Inc.1	3,329,500	23,742
Cline Mining Corp.1	4,195,057	17,045
FUCHS PETROLUB AG	106,000	13,981
China Forestry Holdings Co., Ltd.	26,862,000	12,545
OCI Materials Co., Ltd.	135,000	12,205
Huabao International Holdings Ltd.	7,409,000	11,991
Rusoro Mining Ltd.1,5	12,500,000	5,091
Rusoro Mining Ltd.1	13,030,432	5,308
African Petroleum Corp. Ltd.1	10,090,909	9,186
AK Steel Holding Corp.	455,000	7,448
Symrise AG	250,000	6,857
Cheil Industries Inc.	69,500	6,798
Arkema SA	75,000	5,399
Mwana Africa PLC1,4,5	30,000,000	4,911
Mwana Africa PLC1,4	192,500	32
International Petroleum Ltd.1	29,894,353	4,892
Gemfields Resources PLC1,4	12,000,000	2,853
Gemfields Resources PLC1,4,5	7,499,333	1,783
Aquarius Platinum Ltd.	827,728	4,542
Sika AG, non-registered shares	1,900	4,168
SOL SpA	520,000	3,426
Harry Winston Diamond Corp. (CAD denominated)1	249,800	2,907
Harry Winston Diamond Corp.1	40,200	470
Mineral Deposits Ltd.1	208,985	1,176
Mineral Deposits Ltd. (CAD denominated)1	217,200	1,230
Engro Corp. Ltd.	940,500	2,124
J.K. Cement Ltd.	560,000	1,825
China Shanshui Cement Group Ltd.	2,279,000	1,627
Hard Creek Nickel Corp.1	2,995,650	1,341
Orsu Metals Corp.1	588,231	201
		427,240

HEALTH CARE — 9.46%
Emergency Medical Services Corp., Class A1	455,600	29,436
ZOLL Medical Corp.1	727,424	27,082
JSC Pharmstandard (GDR)1	946,865	26,986
Integra LifeSciences Holdings Corp.1	545,118	25,784
Savient Pharmaceuticals, Inc.1	1,949,291	21,715
athenahealth, Inc.1	483,452	19,812
Illumina, Inc.1	299,200	18,951
Volcano Corp.1	679,278	18,551
Alere Inc.1	466,977	17,091
Fleury SA, ordinary nominative	1,050,500	16,865
Myriad Genetics, Inc.1	653,700	14,930
Omega Pharma NV	305,184	14,641
Cadence Pharmaceuticals, Inc.1	1,829,500	13,813
NuVasive, Inc.1	466,400	11,963
VCA Antech, Inc.1	439,000	10,224
Greatbatch, Inc.1	405,200	9,786
BioMarin Pharmaceutical Inc.1	349,800	9,420
EGIS Nyrt.	93,800	9,057
Genomma Lab Internacional, SAB de CV, Series B1	3,625,000	8,677
Hill-Rom Holdings, Inc.	189,500	7,461
Endo Pharmaceuticals Holdings Inc.1	197,600	7,056
ResMed Inc.1	200,000	6,928
Merck Ltd.	370,857	5,955
Invacare Corp.	180,000	5,429
American Medical Systems Holdings, Inc.1	254,936	4,808
QRxPharma Ltd.1	3,000,000	4,296
Array BioPharma Inc.1	1,115,000	3,334
ArthroCare Corp.1	98,000	3,044
Hologic, Inc.1	140,000	2,635
Laboratorios Farmacéuticos ROVI, SA	255,000	1,636
Beckman Coulter, Inc.	19,100	1,437
Ondine Biomedical Inc.1,5	174,666	114
Ondine Biomedical Inc. (GBP denominated)1,5	32,666	20
Ondine Biomedical Inc.1	26,666	17
		378,954

FINANCIALS — 6.37%
City National Corp.	376,405	23,096
Zions Bancorporation	745,000	18,051
Busan Bank	1,389,000	17,563
National Financial Partners Corp.1	1,185,820	15,890
Banco Daycoval SA, preferred nominative	1,857,100	14,488
Starwood Property Trust, Inc.	655,000	14,069
Dah Sing Banking Group Ltd.	8,250,000	14,010
Banco Pine SA, preferred nominative	1,500,000	13,554
Banco Cruzeiro do Sul SA, preferred nominative	1,344,800	12,314
East West Bancorp, Inc.	573,392	11,210
Portfolio Recovery Associates, Inc.1	130,000	9,776
Dah Sing Financial Holdings Ltd.	1,350,000	8,832
Airesis SA1,4	3,294,151	7,046
Azimut Holding SpA	772,666	7,000
Kiatnakin Bank PCL	4,800,000	6,210
SVB Financial Group1	107,600	5,708
First Southern Bancorp, Inc.1,2,3	232,830	4,913
Daegu Bank, Ltd.	356,000	4,894
PT Agung Podomoro Land Tbk1	108,989,000	4,658
CDL Hospitality Trusts	2,565,000	4,157
Synovus Financial Corp.	1,534,664	4,052
Frasers Centrepoint Trust	3,440,000	4,021
Oriental Financial Group Inc.5	297,702	3,718
Banco ABC Brasil SA, preferred nominative	414,000	3,646
Paraná Banco SA, preferred nominative	382,280	3,107
United Bankshares, Inc.	105,000	3,066
Gruppo MutuiOnline SpA	475,000	3,066
Midland Holdings Ltd.	3,699,000	3,036
Banco Panamericano SA, preferred nominative	1,239,600	3,024
Hellenic Exchanges SA	430,500	2,819
Mahindra Lifespace Developers Ltd.	220,356	1,907
Islamic Arab Insurance Co. (Salama)1	5,250,000	1,296
National Penn Bancshares, Inc.	144,300	1,159
		255,356

ENERGY — 5.53%
Heritage Oil Ltd.	4,063,000	28,423
Cimarex Energy Co.	309,000	27,356
Comstock Resources, Inc.1	1,100,000	27,016
InterOil Corp.1	334,235	24,088
Exillon Energy PLC1	3,675,000	18,794
Tethys Petroleum Ltd.1	7,900,000	12,792
Gulf Keystone Petroleum Ltd.1,5	4,700,000	12,347
Circle Oil PLC1	22,687,000	12,292
Petroplus Holdings AG1	610,000	8,038
LNG Energy Ltd.1,4,5	16,500,000	7,799
Frontier Oil Corp.1	380,000	6,844
Canadian Overseas Petroleum Ltd., subcription receipts1,5	5,600,000	4,787
Canadian Overseas Petroleum Ltd.1,5	2,400,000	1,762
Wildhorse Energy Ltd.1	11,355,000	5,516
Aurelian Oil & Gas PLC1	5,000,000	5,379
Petrodorado Energy Ltd.1,5	6,800,000	4,856
Argos Resources Ltd.1	5,595,000	3,860
Karoon Gas Australia Ltd.1	455,292	3,423
Leni Gas & Oil PLC1,4,5	46,700,000	2,221
Borders & Southern Petroleum PLC1	2,226,476	2,187
BNK Petroleum Inc.1	508,600	1,739
		221,519

UTILITIES — 3.27%
ENN Energy Holdings Ltd.	36,669,700	109,922
Hyflux Ltd	11,778,000	21,292
		131,214

CONSUMER STAPLES — 2.07%
Kernel Holding SA1	1,000,000	25,166
Ralcorp Holdings, Inc.1	260,000	16,903
Strauss Group Ltd.	870,719	14,119
Ruinian International Ltd.	12,720,000	8,820
Nong Shim Co., Ltd.	40,505	7,263
Hite Brewery Co., Ltd.	64,300	6,827
Drogasil SA, ordinary nominative	464,700	3,779
		82,877

TELECOMMUNICATION SERVICES — 0.68%
tw telecom inc.1	470,000	8,014
MetroPCS Communications, Inc.1	592,339	7,481
Leap Wireless International, Inc.1	480,000	5,885
Total Access Communication PCL	2,403,300	3,348
Partner Communications Co. Ltd.	125,000	2,536
		27,264

MISCELLANEOUS — 4.70%
Other common stocks in initial period of acquisition		188,167

Total common stocks (cost: $2,605,290,000)		3,515,275

Preferred stocks — 0.01%

FINANCIALS — 0.01%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	22,200	568

Total preferred stocks (cost: $436,000)		568

Rights & warrants — 0.13%

ENERGY — 0.08%
Petrodorado Energy Ltd., warrants, expire 20121,2,5	6,800,000	3,179
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,5	1,200,000	244
Leni Gas & Oil PLC, warrants, expire 20131,2,4,5	12,750,000	5
		3,428

INDUSTRIALS — 0.03%
Goodpack Ltd., warrants, expire 20121	988,000	1,032

MATERIALS — 0.00%
Rusoro Mining Ltd., warrants, expire 20121,5	4,500,000	136
Rusoro Mining Ltd., warrants, expire 20121,2	755,882	3
Rusoro Mining Ltd., warrants, expire 20111,2	833,334	3
		142

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		778

Total rights & warrants (cost: $3,226,000)		5,380

	Shares or
Convertible securities — 0.24%	principal amount

TELECOMMUNICATION SERVICES — 0.09%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	3,650

FINANCIALS — 0.09%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	80,000	1,994
National Financial Partners Corp. 4.00% convertible notes 20175	$1,000,000	1,241
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	398	398
		3,633

INFORMATION TECHNOLOGY — 0.06%
Quantum Corp. 3.50% convertible notes 20155	$2,100,000	2,312

Total convertible securities (cost: $8,047,000)		9,595

	Principal amount
Bonds, notes & other debt instruments — 0.06%	(000)

FINANCIALS — 0.06%
Zions Bancorporation 6.00% 2015	$2,234	2,211

Total bonds, notes & other debt instruments (cost: $1,653,000)		2,211

Short-term securities — 11.64%

U.S. Treasury Bills 0.12%–0.14% due 2/17–4/14/2011	170,000	169,963
International Bank for Reconstruction and Development 0.15%–0.19% due 1/28–2/28/2011	77,500	77,488
Freddie Mac 0.145%–0.17% due 1/25–3/30/2011	58,800	58,785
Bank of Nova Scotia 0.08%–0.09% due 1/3/2011	54,400	54,400
American Honda Finance Corp. 0.24% due 3/18/2011	48,000	47,967
ANZ National (International) Ltd. 0.25% due 1/18/20115	30,500	30,496
Fannie Mae 0.24%–0.31% due 1/5–2/1/2011	17,300	17,299
Network Rail Infrastructure Finance PLC 0.25% due 1/21/2011	10,000	9,998

Total short-term securities (cost: $466,393,000)		466,396

Total investment securities (cost: $3,085,045,000)		$3,999,425
Other assets less liabilities		7,500

Net assets		$4,006,925

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $9,791,000, which represented .24% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$4,913	$4,913	.12%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	398	.01
HSW International, Inc.	12/17/2007	2,075	201	.01
Forbes Travel Guide, Inc.	12/17/2007	55	58	.00
Total restricted securities		$7,441	$5,570	.14%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $116,056,000, which represented 2.90% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars

Growth Fund
Investment portfolio

December 31, 2010

Common stocks — 94.60%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.46%
Amazon.com, Inc.1	3,014,000	$542,520
Home Depot, Inc.	10,556,000	370,093
Wynn Macau, Ltd.	157,230,000	351,971
CarMax, Inc.1	10,342,500	329,719
lululemon athletica inc.1,2	4,000,000	273,680
Chipotle Mexican Grill, Inc.1	1,241,400	263,996
Johnson Controls, Inc.	6,299,100	240,626
Las Vegas Sands Corp.1	4,160,000	191,152
Tiffany & Co.	2,953,000	183,883
Lowe’s Companies, Inc.	7,246,000	181,730
Wynn Resorts, Ltd.	1,420,000	147,453
Target Corp.	1,886,400	113,429
Starbucks Corp.	3,500,000	112,455
DIRECTV, Class A1	2,780,000	111,005
Marriott International, Inc., Class A	2,514,430	104,450
NIKE, Inc., Class B	1,220,000	104,212
Harman International Industries, Inc.1	2,245,000	103,943
WMS Industries Inc.1	2,086,000	94,371
Sirius XM Radio Inc.1	54,224,200	88,928
Time Warner Inc.	2,733,333	87,931
Penn National Gaming, Inc.1	2,363,000	83,059
General Motors Co.1	2,113,100	77,889
Capella Education Co.1,2	1,086,826	72,361
Best Buy Co., Inc.	2,100,000	72,009
Shaw Communications Inc., Class B, nonvoting	3,250,000	69,485
Comcast Corp., Class A	3,145,000	69,096
Virgin Media Inc.	2,420,000	65,921
Strayer Education, Inc.	400,000	60,888
Blue Nile, Inc.1,2	1,043,000	59,514
Shimano Inc.	1,100,000	55,955
Sands China Ltd.1	19,620,000	43,113
Time Warner Cable Inc.	650,000	42,919
Weight Watchers International, Inc.	1,062,000	39,814
Toyota Motor Corp.	765,000	30,340
McGraw-Hill Companies, Inc.	650,000	23,667
Ford Motor Co.1	1,400,000	23,506
Naspers Ltd., Class N	398,000	23,439
News Corp., Class A	214,693	3,126
		4,913,648

INFORMATION TECHNOLOGY — 16.58%
Google Inc., Class A1	1,103,000	655,149
Apple Inc.1	1,940,000	625,766
EMC Corp.1	18,815,000	430,864
First Solar, Inc.1	2,885,095	375,466
Microsoft Corp.	9,520,000	265,798
Texas Instruments Inc.	6,175,000	200,688
Cisco Systems, Inc.1	9,095,000	183,992
Lender Processing Services, Inc.2	5,785,000	170,773
Oracle Corp.	5,289,164	165,551
Corning Inc.	7,850,000	151,662
Fidelity National Information Services, Inc.	5,403,263	147,995
International Business Machines Corp.	1,000,000	146,760
Avago Technologies Ltd.	4,370,700	124,434
FLIR Systems, Inc.1	4,080,800	121,404
Linear Technology Corp.	2,895,000	100,138
Juniper Networks, Inc.1	2,500,000	92,300
Visa Inc., Class A	1,307,028	91,989
Compuware Corp.1	7,599,450	88,686
ASML Holding NV	2,250,000	86,893
VeriSign, Inc.	2,588,400	84,563
Samsung Electronics Co. Ltd.	81,000	67,732
Dolby Laboratories, Inc., Class A1	976,000	65,099
KLA-Tencor Corp.	1,610,000	62,210
Yahoo! Inc.1	2,465,000	40,993
Tyco Electronics Ltd.	1,149,125	40,679
Heartland Payment Systems, Inc.	1,875,859	28,926
Digital River, Inc.1	810,000	27,880
Automatic Data Processing, Inc.	455,000	21,057
		4,665,447

FINANCIALS — 14.97%
Wells Fargo & Co.	20,350,996	630,677
Goldman Sachs Group, Inc.	3,350,000	563,336
Berkshire Hathaway Inc., Class A1	2,115	254,752
Bank of America Corp.	16,430,000	219,176
Citigroup Inc.1	43,645,000	206,441
Fairfax Financial Holdings Ltd.	230,000	94,199
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	88,437
American Express Co.	4,000,000	171,680
JPMorgan Chase & Co.	3,968,200	168,331
Onex Corp.	4,600,500	139,870
Aon Corp.	2,930,000	134,809
Agricultural Bank of China, Class H1	261,494,000	131,205
XL Group PLC	5,500,000	120,010
YES BANK Ltd.3	14,513,126	101,525
YES BANK Ltd.	2,566,874	17,956
Bank of Nova Scotia	1,900,000	109,112
PNC Financial Services Group, Inc.	1,652,480	100,339
Industrial and Commercial Bank of China Ltd., Class H	124,355,000	92,633
Morgan Stanley	3,000,000	81,630
Jefferies Group, Inc.	3,000,000	79,890
ACE Ltd.	1,115,000	69,409
Marsh & McLennan Companies, Inc.	2,500,000	68,350
New York Community Bancorp, Inc.	3,400,000	64,090
Hancock Holding Co.	1,733,000	60,412
Moody’s Corp.	2,250,000	59,715
Northern Trust Corp.	982,000	54,413
Toronto-Dominion Bank	680,000	50,779
Old National Bancorp	4,077,000	48,476
AMP Ltd.	8,254,834	44,664
MB Financial, Inc.	2,535,500	43,915
Bond Street Holdings LLC, Class A1,4,5	1,625,000	37,017
Bank of New York Mellon Corp.	1,150,000	34,730
Laurentian Bank of Canada	630,000	30,451
Sterling Financial Corp.1,3	1,221,592	23,174
Umpqua Holdings Corp.	1,300,000	15,834
		4,211,437

ENERGY — 14.38%
Suncor Energy Inc.	12,185,603	469,139
Pacific Rubiales Energy Corp.	12,550,000	425,991
Canadian Natural Resources, Ltd.	8,251,400	368,048
Schlumberger Ltd.	3,478,700	290,471
Tenaris SA (ADR)	5,410,000	264,982
Concho Resources Inc.1	2,500,000	219,175
Noble Energy, Inc.	2,400,000	206,592
Core Laboratories NV	2,200,000	195,910
Denbury Resources Inc.1	9,810,800	187,288
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	161,198
MEG Energy Corp.1	3,000,000	137,252
Murphy Oil Corp.	1,636,000	121,964
Oceaneering International, Inc.1	1,500,000	110,445
Oasis Petroleum Inc.1	3,570,000	96,818
EOG Resources, Inc.	1,000,328	91,440
Rosetta Resources Inc.1	2,400,000	90,336
Talisman Energy Inc.	4,000,000	88,760
Devon Energy Corp.	1,100,000	86,361
FMC Technologies, Inc.1	830,773	73,864
Apache Corp.	550,000	65,577
Cimarex Energy Co.	740,000	65,512
BG Group PLC	3,050,000	61,628
Crescent Point Energy Corp.	1,365,500	60,687
Uranium One Inc.	7,000,000	33,511
Cobalt International Energy, Inc.1	2,500,000	30,525
Hess Corp.	324,000	24,799
Niko Resources Ltd.	173,100	17,963
		4,046,236

MATERIALS — 9.54%
Barrick Gold Corp.	7,250,000	385,555
Potash Corp. of Saskatchewan Inc.	2,470,100	382,446
Newmont Mining Corp.	5,987,695	367,824
Rio Tinto PLC	3,902,955	273,008
Freeport-McMoRan Copper & Gold Inc.	2,000,000	240,180
Walter Energy, Inc.	1,300,000	166,192
Cliffs Natural Resources Inc.	2,100,000	163,821
FMC Corp.	2,000,000	159,780
Gold Fields Ltd.	8,000,000	146,459
Praxair, Inc.	1,135,000	108,358
Monsanto Co.	1,252,600	87,231
Dow Chemical Co.	1,674,900	57,181
HudBay Minerals Inc.	3,000,000	54,219
First Quantum Minerals Ltd.	473,700	51,453
CRH PLC	1,922,619	39,823
		2,683,530

HEALTH CARE — 8.60%
Intuitive Surgical, Inc.1	1,250,000	322,188
Hospira, Inc.1	3,400,000	189,346
Vertex Pharmaceuticals Inc.1	5,269,246	184,582
Gilead Sciences, Inc.1	5,030,000	182,287
UnitedHealth Group Inc.	4,399,700	158,873
Covance Inc.1	2,845,000	146,262
ResMed Inc.1	4,070,000	140,985
Edwards Lifesciences Corp.1	1,500,000	121,260
Grifols, SA	8,770,000	119,537
Allergan, Inc.	1,620,000	111,245
Baxter International Inc.	1,930,000	97,697
Amgen Inc.1	1,775,197	97,458
Stryker Corp.	1,810,955	97,248
PT Kalbe Farma Tbk	236,313,500	85,241
Merck & Co., Inc.	2,200,000	79,288
Shire Ltd. (ADR)	850,000	61,523
Incyte Corp.1	2,927,700	48,483
McKesson Corp.	665,000	46,803
Regeneron Pharmaceuticals, Inc.1	1,352,461	44,401
St. Jude Medical, Inc.1	883,000	37,748
Aetna Inc.	1,000,000	30,510
Aveta Inc.4,5	2,843,000	17,058
Fresenius SE1	357,094	14
		2,420,037

INDUSTRIALS — 6.56%
Stericycle, Inc.1	3,390,000	274,319
Boeing Co.	3,065,000	200,022
Lockheed Martin Corp.	1,820,000	127,236
Roper Industries, Inc.	1,540,000	117,702
PACCAR Inc	1,850,000	106,227
United Technologies Corp.	1,300,000	102,336
General Dynamics Corp.	1,300,000	92,248
Ingersoll-Rand PLC	1,910,618	89,971
Air Lease Corp., Class A1,2,4,5	4,183,448	83,669
Northrop Grumman Corp.	1,150,000	74,497
Iron Mountain Inc.	2,665,600	66,667
CSX Corp.	1,010,000	65,256
General Electric Co.	3,000,000	54,870
MTU Aero Engines Holding AG	737,629	49,886
W.W. Grainger, Inc.	350,000	48,339
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	41,695
Grafton Group PLC, units	7,866,000	36,264
MSC Industrial Direct Co., Inc., Class A	550,000	35,580
Graco Inc.	750,000	29,587
Tyco International Ltd.	699,125	28,972
Vestas Wind Systems A/S1	915,000	28,887
Honeywell International Inc.	515,000	27,377
FedEx Corp.	200,000	18,602
Fastenal Co.	295,000	17,673
Raytheon Co.	246,000	11,400
TransDigm Group Inc.1	138,000	9,937
Wolseley PLC1	182,083	5,808
		1,845,027

CONSUMER STAPLES — 3.04%
Philip Morris International Inc.	3,530,000	206,611
Costco Wholesale Corp.	2,645,000	190,995
Estée Lauder Companies Inc., Class A	1,697,240	136,967
Altria Group, Inc.	4,050,000	99,711
PepsiCo, Inc.	1,220,000	79,703
Procter & Gamble Co.	1,035,000	66,582
CVS/Caremark Corp.	1,600,000	55,632
Colgate-Palmolive Co.	250,000	20,092
		856,293

TELECOMMUNICATION SERVICES — 1.95%
Qwest Communications International Inc.	25,000,000	190,250
SOFTBANK CORP.	4,252,600	147,236
América Móvil, SAB de CV, Series L (ADR)	1,995,000	114,393
American Tower Corp., Class A1	1,150,000	59,386
Telephone and Data Systems, Inc., special common shares	1,190,000	37,509
		548,774

UTILITIES — 0.52%
Edison International	2,400,000	92,640
KGen Power Corp.1,2,4,5	3,166,128	31,661
RRI Energy, Inc.1	5,696,500	21,704
		146,005

MISCELLANEOUS — 1.00%
Other common stocks in initial period of acquisition		282,523

Total common stocks (cost: $18,918,929,000)		26,618,957

Convertible securities — 0.14%

CONSUMER DISCRETIONARY — 0.14%
Groupon Inc., Series G, convertible preferred1,4,5	1,266,224	40,000

Total convertible securities (cost: $40,000,000)		40,000

	Principal amount
Short-term securities — 5.57%	(000)

Freddie Mac 0.145%–0.34% due 2/22–12/12/2011	$609,528	608,954
U.S. Treasury Bills 0.13%–0.187% due 1/6–5/19/2011	214,200	214,119
Straight-A Funding LLC 0.25%–0.26% due 1/7–3/7/20113	191,116	191,075
Federal Home Loan Bank 0.155%–0.20% due 1/21–5/11/2011	135,500	135,433
Jupiter Securitization Co., LLC 0.22%–0.27% due 1/6–2/11/20113	111,500	111,483
Federal Farm Credit Banks 0.20% due 6/6/2011	66,000	65,943
Google, Inc. 0.19%–0.20% due 1/10–1/19/20113	60,775	60,770
Variable Funding Capital Company LLC 0.26% due 1/20/20113	50,000	49,992
Fannie Mae 0.18%–0.29% due 1/18–2/14/2011	42,700	42,695
Procter & Gamble Co. 0.23%–0.24% due 3/3–3/16/20113	36,500	36,486
Abbott Laboratories 0.20% due 1/3/20113	21,467	21,467
General Electric Capital Corp. 0.15% due 1/3/2011	18,600	18,600
Bank of America Corp. 0.28% due 1/3/2011	9,800	9,800

Total short-term securities (cost: $1,566,729,000)		1,566,817

Total investment securities (cost: $20,525,658,000)		28,225,774
Other assets less liabilities		(87,190)

Net assets		$28,138,584

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $595,972,000, which represented 2.12% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $209,405,000, which represented .74% of the net assets of the fund.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Air Lease Corp., Class A	6/30/2010	$83,669	$83,669	.30%
Groupon Inc., Series G, convertible preferred	12/17/2010	40,000	40,000	.14
Bond Street Holdings LLC, Class A	8/6/2010	34,125	37,017	.13
KGen Power Corp.	12/19/2006	44,326	31,661	.11
Aveta Inc.	12/21/2005	38,380	17,058	.06
Total restricted securities		$240,500	$209,405	.74%

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

International Fund
Investment portfolio

December 31, 2010

Common stocks — 96.59%	Shares	Value (000)

FINANCIALS — 21.33%
Prudential PLC	18,909,470	$196,938
Erste Bank der oesterreichischen Sparkassen AG	3,088,804	145,043
BNP Paribas SA	2,272,219	144,561
Credit Suisse Group AG	3,176,613	127,982
Lloyds Banking Group PLC1	123,074,399	126,069
Bank of China Ltd., Class H	228,632,800	120,600
Ping An Insurance (Group) Co. of China, Ltd., Class H	10,136,000	113,321
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,456,150	106,992
Housing Development Finance Corp. Ltd.	4,845,000	78,919
AIA Group Ltd.1	27,961,700	78,603
UniCredit SpA	33,836,448	69,994
China Taiping Insurance Holdings Co. Ltd.1	21,635,000	66,524
Banco Santander, SA	6,222,673	65,924
Banco Bradesco SA, preferred nominative	3,327,500	65,447
Longfor Properties Co. Ltd.	41,501,500	57,772
China Construction Bank Corp., Class H	60,840,200	54,556
China Pacific Insurance (Group) Co., Ltd., Class H	12,800,000	53,191
Agricultural Bank of China, Class H1	103,100,000	51,731
Sun Hung Kai Properties Ltd.	2,449,000	40,676
Sino Land Co. Ltd.	17,382,000	32,515
Banco do Brasil SA, ordinary nominative	1,657,300	31,368
OTP Bank PLC1	1,300,000	31,366
UBS AG1	1,587,941	26,070
Woori Finance Holdings Co., Ltd.	1,907,530	26,051
HSBC Holdings PLC (Hong Kong)	2,500,000	25,634
CapitaMalls Asia Ltd.	16,401,000	24,793
Shinhan Financial Group Co., Ltd.	464,000	21,628
Deutsche Börse AG	309,700	21,438
Banco Santander (Brasil) SA, units (ADR)	743,000	10,105
Banco Santander (Brasil) SA, units	743,000	10,093
Société Générale	365,187	19,628
Admiral Group PLC	787,000	18,589
Barclays PLC	3,883,500	15,842
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	14,876
Hana Financial Holdings	320,000	12,209
AXA SA	683,312	11,368
Sampo Oyj, Class A	390,000	10,449
HDFC Bank Ltd.	173,000	9,078
Deutsche Bank AG	166,500	8,699
Chongqing Rural Commercial Bank Co., Ltd., Class H1	10,513,000	7,074
Hongkong Land Holdings Ltd.	610,000	4,404
Samsung Card Co., Ltd.	70,000	3,886
Kerry Properties Ltd.	651,180	3,393
PT Bank Negara Indonesia (Persero) Tbk	7,190,500	3,092
		2,168,491

HEALTH CARE — 12.41%
Bayer AG	5,073,423	374,913
Novartis AG	5,544,613	325,857
Teva Pharmaceutical Industries Ltd. (ADR)	3,398,000	177,138
Mindray Medical International Ltd., Class A (ADR)	5,491,000	144,962
Merck KGaA	972,655	77,791
JSC Pharmstandard (GDR)1	1,280,000	36,480
JSC Pharmstandard (GDR)1,2	307,300	8,758
Richter Gedeon Nyrt	202,300	41,373
Terumo Corp.	700,000	39,401
Essilor International	272,000	17,510
UCB SA	500,000	17,152
		1,261,335

INFORMATION TECHNOLOGY — 11.25%
Canon, Inc.	2,738,900	142,022
HOYA CORP.	4,158,300	101,000
NetEase.com, Inc. (ADR)1	2,651,062	95,836
Murata Manufacturing Co., Ltd.	1,186,000	83,118
SAP AG	1,503,000	76,522
Delta Electronics, Inc.	15,575,867	76,126
Nintendo Co., Ltd.	222,800	65,394
Rohm Co., Ltd.	979,100	63,915
MediaTek Inc.	3,996,101	57,221
Tokyo Electron Ltd.	875,000	55,395
Acer Inc.	17,814,556	55,051
Hon Hai Precision Industry Co., Ltd.	10,920,000	44,007
Telefonaktiebolaget LM Ericsson, Class B	3,176,890	36,915
Redecard SA, ordinary nominative	2,605,000	33,033
Compal Electronics, Inc.	24,114,809	31,967
Hirose Electric Co., Ltd.	217,300	24,489
Ibiden Co., Ltd.	730,000	23,036
Samsung Electronics Co. Ltd.	19,000	15,888
Nippon Electric Glass Co., Ltd.	1,050,000	15,157
Nokia Corp.	1,400,000	14,480
Taiwan Semiconductor Manufacturing Co. Ltd.	5,847,497	14,239
NXP Semiconductors NV1	575,000	12,035
Keyence Corp.	24,000	6,952
		1,143,798

INDUSTRIALS — 10.13%
Wolseley PLC1	3,188,152	101,700
Siemens AG	806,000	99,843
Ryanair Holdings PLC (ADR)	3,151,400	96,937
BAE Systems PLC	18,804,000	96,747
Samsung Engineering Co., Ltd.	465,000	78,668
Atlas Copco AB, Class A	1,983,000	50,035
Atlas Copco AB, Class B	1,161,000	26,256
Schneider Electric SA	426,925	63,896
SMC Corp.	340,000	58,251
Marubeni Corp.	7,675,000	53,977
Asahi Glass Co., Ltd.	3,900,000	45,586
Jardine Matheson Holdings Ltd.	987,600	43,454
Nidec Corp.	250,000	25,280
Serco Group PLC	2,500,000	21,652
Geberit AG	75,000	17,342
China Merchants Holdings (International) Co., Ltd.	4,189,847	16,549
Brambles Ltd.	2,020,000	14,710
East Japan Railway Co.	224,000	14,567
TNT NV	494,491	13,051
Legrand SA	308,000	12,543
Qantas Airways Ltd.1	4,600,000	11,950
AB Volvo, Class B1	650,000	11,452
Bureau Veritas SA	110,000	8,338
Komatsu Ltd.	260,000	7,868
Kühne + Nagel International AG	55,000	7,647
Vestas Wind Systems A/S1	230,000	7,261
KONE Oyj, Class B	130,000	7,227
Aggreko PLC	285,000	6,585
SGS SA	3,700	6,209
Daikin Industries, Ltd.	108,300	3,842
		1,029,423

CONSUMER DISCRETIONARY — 9.92%
Daimler AG1	2,607,000	176,730
Fiat SpA	7,507,800	154,804
British Sky Broadcasting Group PLC	9,457,500	108,525
Industria de Diseño Textil, SA	1,150,000	86,104
Marks and Spencer Group PLC	9,880,000	56,840
Hyundai Motor Co.	369,300	56,458
Techtronic Industries Co. Ltd.	40,554,000	52,905
Honda Motor Co., Ltd.	1,302,000	51,557
adidas AG, non-registered shares	580,000	37,892
Esprit Holdings Ltd.	6,666,614	31,734
Yamada Denki Co., Ltd.	441,220	30,107
Li & Fung Ltd.	5,090,000	29,534
Cie. Générale des Établissements Michelin, Class B	321,934	23,102
Porsche Automobil Holding SE, nonvoting preferred	285,000	22,721
Carnival PLC	350,000	16,272
Kia Motors Corp.	322,000	14,356
Bayerische Motoren Werke AG	145,000	11,403
Kesa Electricals PLC	3,173,300	7,881
Dongfeng Motor Group Co., Ltd., Class H	4,392,000	7,572
OPAP SA	429,330	7,424
Multi Screen Media Private Ltd.1,3,4	82,217	6,835
Belle International Holdings Ltd.	3,900,000	6,593
Toyota Motor Corp.	144,500	5,731
LG Electronics Inc.	52,500	5,459
		1,008,539

CONSUMER STAPLES — 8.78%
Nestlé SA	3,404,800	199,372
Anheuser-Busch InBev NV	2,612,414	149,413
Anheuser-Busch InBev NV, VVPR STRIPS1	1,189,792	6
Pernod Ricard SA	1,232,706	115,902
Imperial Tobacco Group PLC	3,200,000	98,186
Danone SA	1,234,806	77,586
L’Oréal SA	512,000	56,842
Wilmar International Ltd.	10,019,000	43,953
Asahi Breweries, Ltd.	1,985,300	38,464
Koninklijke Ahold NV	2,768,000	36,530
British American Tobacco PLC	612,000	23,506
SABMiller PLC	379,600	13,355
Tesco PLC	1,923,357	12,745
Wesfarmers Ltd.	370,304	12,120
Foster’s Group Ltd.	1,258,520	7,311
Shinsegae Co., Ltd.	8,229	4,452
Tingyi (Cayman Islands) Holding Corp.	1,150,000	2,944
		892,687

TELECOMMUNICATION SERVICES — 8.52%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	227,153
MTN Group Ltd.	9,849,900	200,990
Philippine Long Distance Telephone Co.	726,800	42,370
Philippine Long Distance Telephone Co. (ADR)	340,000	19,812
Axiata Group Bhd.1	37,235,000	57,359
Hellenic Telecommunications Organization SA	6,910,000	56,603
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	59,087,500	52,136
Millicom International Cellular SA	514,700	49,205
Telekom Austria AG, non-registered shares	3,421,453	48,098
TeliaSonera AB	4,035,000	31,977
Bharti Airtel Ltd.	3,587,800	28,789
SOFTBANK CORP.	385,000	13,330
Koninklijke KPN NV	665,800	9,716
OJSC Mobile TeleSystems (ADR)	437,500	9,131
Turkcell Iletisim Hizmetleri AS	1,250,000	8,541
Vodafone Group PLC	2,666,250	6,892
France Télécom SA	175,000	3,647
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		865,749

MATERIALS — 5.82%
ArcelorMittal	4,803,500	182,169
Linde AG	814,600	123,605
Syngenta AG	170,200	49,786
Svenska Cellulosa AB SCA, Class B	2,615,000	41,292
CRH PLC	1,686,701	34,936
PT Semen Gresik (Persero) Tbk	30,896,000	32,405
Impala Platinum Holdings Ltd.	905,000	32,004
POSCO	63,560	27,274
Givaudan SA	19,832	21,402
BASF SE	210,000	16,753
Shin-Etsu Chemical Co., Ltd.	275,000	14,903
Amcor Ltd.	1,400,000	9,665
Akzo Nobel NV	93,000	5,777
		591,971

ENERGY — 5.61%
BP PLC	29,190,137	211,873
Royal Dutch Shell PLC, Class B	2,200,000	72,545
Royal Dutch Shell PLC, Class A	372,000	12,293
Eni SpA	2,806,000	61,269
OAO Gazprom (ADR)	1,735,000	43,809
Reliance Industries Ltd.	1,785,000	42,263
Cameco Corp.	660,608	26,675
Woodside Petroleum Ltd.	438,750	19,099
Sasol Ltd.	358,820	18,862
BG Group PLC	770,000	15,558
OJSC OC Rosneft (GDR)	1,660,000	11,886
China National Offshore Oil Corp.	4,850,000	11,506
INPEX CORP.	1,600	9,371
TOTAL SA	150,000	7,948
Cairn Energy PLC1	832,000	5,448
		570,405

UTILITIES — 2.59%
Power Grid Corp. of India Ltd.	49,976,640	109,867
GDF SUEZ	2,409,264	86,444
Scottish and Southern Energy PLC	1,746,800	33,362
SUEZ Environnement Co.	942,250	19,453
CEZ, a s	205,000	8,565
International Power PLC	830,000	5,663
		263,354

MISCELLANEOUS — 0.23%
Other common stocks in initial period of acquisition		23,195

Total common stocks (cost: $7,740,581,000)		9,818,947

Preferred stocks — 0.05%	Shares

FINANCIALS — 0.05%
Barclays Bank PLC, Series RCI, 14.00%5	2,535,000	4,763

Total preferred stocks (cost: $4,167,000)		4,763

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Banco Bradesco SA, rights, expire 20111	55,136	285

Total rights & warrants (cost: $0)		285

	Principal amount
Bonds, notes & other debt instruments — 0.09%	(000)

FINANCIALS — 0.09%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	9,539

Total bonds, notes & other debt instruments (cost: $9,358,000)		9,539

Short-term securities — 3.15%

Freddie Mac 0.155%–0.19% due 1/18–2/25/2011	$84,000	83,987
Québec (Province of) 0.19% due 2/4/20112	35,000	34,993
Coca-Cola Co. 0.21% due 2/11/20112	33,200	33,192
Procter & Gamble International Funding S.C.A. 0.16% due 1/24/20112	27,000	26,997
Nordea North America, Inc. 0.23% due 1/7/2011	25,900	25,899
U.S. Treasury Bill 0.13% due 1/13/2011	25,300	25,299
Société Générale North America, Inc. 0.11% due 1/3/2011	24,100	24,100
Credit Suisse New York Branch 0.22% due 1/3/2011	20,000	19,999
Bank of Montreal 0.23% due 1/5/2011	15,000	15,000
Jupiter Securitization Co., LLC 0.23% due 1/27/20112	13,000	12,998
Private Export Funding Corp. 0.31% due 3/8/20112	12,750	12,744
Federal Home Loan Bank 0.18% due 1/4/2011	4,700	4,700

Total short-term securities (cost: $319,904,000)		319,908

Total investment securities (cost: $8,074,010,000)		10,153,442
Other assets less liabilities		12,514

Net assets		$10,165,956

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $129,682,000, which represented 1.28% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$6,835	.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total private placement securities		$32,657	$6,835	.07%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,835,000, which represented .07% of the net assets of the fund.
5Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

New World Fund
Investment portfolio

December 31, 2010

Common stocks — 82.31%	Shares	Value (000)

CONSUMER STAPLES — 16.43%
OJSC Magnit (GDR)	1,135,000	$33,255
OJSC Magnit (GDR)1	64,500	1,890
Shoprite Holdings Ltd.	1,980,000	29,952
Tesco PLC	4,242,418	28,111
Nestlé SA	465,000	27,229
Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	22,464
Wal-Mart de México, SAB de CV, Series V	1,410,000	4,046
Anheuser-Busch InBev NV	418,224	23,920
China Yurun Food Group Ltd.	6,119,000	20,114
United Spirits Ltd.	580,142	18,991
SABMiller PLC	529,000	18,611
Coca-Cola Co.	259,500	17,067
X5 Retail Group NV (GDR)1,2	281,776	13,032
X5 Retail Group NV (GDR)2	74,200	3,432
British American Tobacco PLC	393,000	15,094
Pernod Ricard SA	159,600	15,006
Grupo Modelo, SAB de CV, Series C	1,815,000	11,234
Grupo Nacional de Chocolates SA	782,500	11,045
Unilever NV, depository receipts	354,500	11,038
Olam International Ltd.	4,213,382	10,309
Procter & Gamble Co.	160,000	10,293
PepsiCo, Inc.	150,000	9,799
IOI Corp. Bhd.	5,097,066	9,604
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	300,000	9,309
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	7,971
Grupo Comercial Chedraui, SAB de CV, Class B2	2,370,300	7,203
Avon Products, Inc.	232,200	6,748
Beiersdorf AG	100,000	5,549
Danone SA	51,872	3,259
Colgate-Palmolive Co.	35,000	2,813
Poslovni sistem Mercator, dd	11,274	2,376
Tingyi (Cayman Islands) Holding Corp.	900,000	2,304
		413,068

FINANCIALS — 10.85%
PT Bank Rakyat Indonesia (Persero) Tbk	25,653,150	29,896
Industrial and Commercial Bank of China Ltd., Class H	33,899,800	25,252
Housing Development Finance Corp. Ltd.	1,300,000	21,175
China Life Insurance Co. Ltd., Class H	4,745,000	19,382
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	13,424
Itaú Unibanco Holding SA, preferred nominative	227,950	5,464
DLF Ltd.	2,550,000	16,649
Bancolombia SA (ADR)	210,000	13,001
Agricultural Bank of China, Class H2	24,367,000	12,227
Sberbank of Russia (GDR)3	27,300	11,692
Türkiye Garanti Bankasi AS	2,210,000	11,193
Itaúsa — Investimentos Itaú SA, preferred nominative	1,367,982	10,878
CIMB Group Holdings Bhd.	3,000,000	8,270
Land and Houses PCL, nonvoting depository receipt	36,450,000	7,799
Erste Bank der oesterreichischen Sparkassen AG	141,377	6,638
Royal Bank of Scotland Group PLC2	9,675,000	5,894
Banco Santander, SA	545,883	5,783
FirstRand Ltd.	1,915,127	5,672
Ayala Land, Inc.	15,000,000	5,636
Bank of the Philippine Islands	4,135,412	5,569
Kotak Mahindra Bank Ltd.	519,886	5,274
PT Bank Central Asia Tbk	6,920,000	4,915
Banco Industrial e Comercial SA, preferred nominative	512,900	4,372
BankMuscat (SAOG) (GDR)	414,568	4,146
Bank Pekao SA	60,000	3,628
China Construction Bank Corp., Class H	3,157,035	2,831
Banco Santander (Brasil) SA, units	166,000	2,255
Prudential PLC	207,320	2,159
HSBC Holdings PLC (United Kingdom)	161,882	1,643
		272,717

CONSUMER DISCRETIONARY — 9.60%
Truworths International Ltd.	3,232,000	35,153
Naspers Ltd., Class N	406,200	23,922
Toyota Motor Corp.	588,300	23,332
Honda Motor Co., Ltd.	455,000	18,017
Bayerische Motoren Werke AG	225,000	17,694
McDonald’s Corp.	205,000	15,736
Golden Eagle Retail Group Ltd.	5,450,000	13,434
Swatch Group Ltd	95,000	7,661
Swatch Group Ltd, non-registered shares	10,450	4,658
Sony Corp.	250,000	9,013
Sony Corp. (ADR)	50,000	1,786
Dongfeng Motor Group Co., Ltd., Class H	6,122,000	10,554
Li & Fung Ltd.	1,668,600	9,682
Hero Honda Motors Ltd.	215,000	9,560
Wynn Macau, Ltd.	4,250,000	9,514
Parkson Holdings Bhd.	5,365,726	9,379
Nikon Corp.	335,200	6,800
Nitori Co., Ltd.	65,000	5,684
Desarrolladora Homex, SA de CV (ADR)2	160,000	5,410
TVN SA	500,000	2,888
Central European Media Enterprises Ltd., Class A2	75,000	1,526
		241,403

INDUSTRIALS — 7.90%
Boart Longyear Ltd.	6,290,000	29,336
Schneider Electric SA	148,220	22,183
Cia. de Concessões Rodoviárias, ordinary nominative	525,000	14,833
Outotec Oyj	235,000	14,521
Tata Motors Ltd.	470,000	13,752
United Technologies Corp.	173,000	13,619
Container Corp. of India Ltd.	455,735	12,914
Siemens AG	103,100	12,772
Murray & Roberts Holdings Ltd.	2,075,000	12,653
Intertek Group PLC	395,200	10,937
Vestas Wind Systems A/S2	218,000	6,882
China Railway Construction Corp. Ltd., Class H	5,350,000	6,442
Bidvest Group Ltd.	223,114	5,309
Enka Insaat ve Sanayi AS	1,375,000	5,130
Komatsu Ltd.	130,000	3,934
KBR, Inc.	124,900	3,806
Suzlon Energy Ltd.2	2,740,000	3,352
Jiangsu Expressway Co. Ltd., Class H	2,900,000	3,321
Daelim Industrial Co., Ltd.	21,484	2,224
Doosan Heavy Industries and Construction Co., Ltd.	8,070	610
		198,530

INFORMATION TECHNOLOGY — 7.25%
Samsung Electronics Co. Ltd.	45,725	38,235
Infosys Technologies Ltd.	410,200	31,583
Google Inc., Class A2	47,000	27,917
HTC Corp.	595,140	18,371
Mail.ru Group Ltd. (GDR)2	380,377	13,693
Kingboard Chemical Holdings Ltd.	1,859,000	11,133
Corning Inc.	460,000	8,887
TOTVS SA, ordinary nominative	73,200	7,452
Cielo SA, ordinary nominative	790,800	6,407
Yahoo! Inc.2	370,000	6,153
NetEase.com, Inc. (ADR)2	120,000	4,338
HOYA CORP.	164,400	3,993
Nokia Corp.	200,000	2,069
Cisco Systems, Inc.2	95,500	1,932
Kingboard Laminates Holdings Ltd.	84,500	86
		182,249

MATERIALS — 7.07%
Holcim Ltd	407,011	30,754
Anglo American PLC	401,850	20,924
Fibria Celulose SA, ordinary nominative (ADR)2	1,156,138	18,498
Linde AG	109,000	16,539
Sigma-Aldrich Corp.	205,000	13,645
Aquarius Platinum Ltd.	2,010,000	10,999
Israel Chemicals Ltd.	635,000	10,885
BHP Billiton PLC	262,664	10,447
Northam Platinum Ltd.	1,440,000	9,902
Sinofert Holdings Ltd.2	16,200,000	8,378
Vale SA, Class A, preferred nominative	252,000	7,363
First Quantum Minerals Ltd.	47,000	5,105
PT Semen Gresik (Persero) Tbk	3,825,000	4,012
PT Indocement Tunggal Prakarsa Tbk	1,836,500	3,251
Anhui Conch Cement Co. Ltd., Class H	660,000	3,095
Buzzi Unicem SpA	155,000	1,769
Buzzi Unicem SpA, nonconvertible shares	91,000	662
OCI Co. Ltd.	5,000	1,454
		177,682

HEALTH CARE — 7.04%
Cochlear Ltd.	500,000	41,122
Novo Nordisk A/S, Class B	256,420	28,915
Amil Participações SA, ordinary nominative	1,997,410	21,418
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,204,000	20,436
Krka, dd, Novo mesto	209,640	17,635
Baxter International Inc.	272,300	13,784
JSC Pharmstandard (GDR)2	422,000	12,027
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	10,426
Sinopharm Group Co. Ltd., Class H	2,259,000	7,876
Novartis AG	57,500	3,379
		177,018

TELECOMMUNICATION SERVICES — 5.78%
América Móvil, SAB de CV, Series L (ADR)	864,875	49,592
América Móvil, SAB de CV, Series L	850,000	2,441
SOFTBANK CORP.	545,500	18,887
Telekom Austria AG, non-registered shares	1,075,000	15,112
China Telecom Corp. Ltd., Class H	27,870,000	14,593
Telefónica, SA	640,000	14,509
Partner Communications Co. Ltd.	350,000	7,102
Vodafone Group PLC	2,132,500	5,512
China Mobile Ltd.	500,000	4,966
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	4,800
Telefónica 02 Czech Republic, AS	220,000	4,478
Telekomunikacja Polska SA	600,000	3,314
		145,306

ENERGY — 5.73%
Oil Search Ltd.	2,465,000	17,749
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	443,520	16,783
Eurasia Drilling Co. Ltd. (GDR)1	254,800	8,281
Eurasia Drilling Co. Ltd. (GDR)	249,350	8,104
Saipem SpA, Class S	233,000	11,471
Cairn India Ltd.2	1,507,000	11,215
Tenaris SA (ADR)	212,500	10,408
Noble Energy, Inc.	100,000	8,608
Nexen Inc.	353,299	8,101
Oil and Gas Development Co. Ltd.	4,000,000	7,946
Niko Resources Ltd.	65,000	6,745
Cobalt International Energy, Inc.2	486,400	5,939
Uranium One Inc.	1,200,000	5,745
TOTAL SA	75,000	3,974
TOTAL SA (ADR)	32,500	1,738
Chevron Corp.	45,000	4,106
Gran Tierra Energy Inc.2	500,000	4,025
OAO TMK (GDR)1,2	142,826	2,951
		143,889

UTILITIES — 1.54%
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	852,500	13,717
CLP Holdings Ltd.	1,122,000	9,109
Cheung Kong Infrastructure Holdings Ltd.	1,840,000	8,427
PGE Polska Grupa Energetyczna SA	950,000	7,442
		38,695

MISCELLANEOUS — 3.12%
Other common stocks in initial period of acquisition		78,238

Total common stocks (cost: $1,405,455,000)		2,068,795

Rights & warrants — 0.01%

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		197

Total rights & warrants (cost: $0)		197

	Principal amount	Value
Bonds, notes & other debt instruments — 7.22%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 6.49%
Brazil (Federal Republic of) Global 12.50% 2016	BRL1,500	$1,051
Brazil (Federal Republic of) Global 6.00% 2017	$1,075	1,222
Brazil (Federal Republic of) 10.00% 2017	BRL1,850	1,023
Brazil (Federal Republic of) 6.00% 20174	1,951	1,197
Brazil (Federal Republic of) Global 8.00% 20185	$3,153	3,705
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,325
Brazil (Federal Republic of) 6.00% 20204	BRL2,231	1,376
Brazil (Federal Republic of) Global 12.50% 2022	700	503
Brazil (Federal Republic of) Global 8.875% 2024	$100	138
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,187
Brazil (Federal Republic of) Global 11.00% 2040	7,355	9,926
Brazil (Federal Republic of) 6.00% 20454	BRL3,902	2,550
Turkey (Republic of) 14.00% 2011	TRY 500	325
Turkey (Republic of) 10.00% 20124	3,965	2,899
Turkey (Republic of) 16.00% 2012	2,500	1,772
Turkey (Republic of) 16.00% 2013	2,350	1,842
Turkey (Republic of) 4.00% 20154	2,027	1,494
Turkey (Republic of) 7.25% 2015	$1,700	1,968
Turkey (Republic of) 7.00% 2016	2,800	3,234
Turkey (Republic of) 7.50% 2017	1,500	1,781
Turkey (Republic of) 6.75% 2018	2,500	2,869
Turkey (Republic of) 7.00% 2019	800	928
Turkey (Republic of) 6.875% 2036	1,200	1,344
Turkey (Republic of) 6.75% 2040	500	547
United Mexican States Government Global 6.375% 2013	4,375	4,802
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	661
United Mexican States Government, Series MI10, 9.50% 2014	33,500	3,041
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,730
United Mexican States Government, Series M10, 7.25% 2016	14,000	1,179
United Mexican States Government Global 5.625% 2017	$2,500	2,778
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	863
United Mexican States Government Global, Series A, 5.125% 2020	$984	1,031
United Mexican States Government, Series M20, 10.00% 2024	MXN21,000	2,124
United Mexican States Government Global, Series A, 7.50% 2033	$350	431
United Mexican States Government, Series M30, 10.00% 2036	MXN6,000	603
Colombia (Republic of) Global 10.00% 2012	$2,600	2,834
Colombia (Republic of) Global 10.75% 2013	1,360	1,591
Colombia (Republic of) Global 8.25% 2014	1,300	1,531
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	2,140
Colombia (Republic of) Global 7.375% 2017	$2,550	3,022
Colombia (Republic of) Global 11.75% 2020	315	476
Colombia (Republic of) Global 8.125% 2024	500	634
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	1,336
Colombia (Republic of) Global 7.375% 2037	$2,389	2,843
Philippines (Republic of) 8.25% 2014	1,000	1,175
Philippines (Republic of) 9.875% 2019	2,200	3,069
Philippines (Republic of) 4.95% 2021	PHP127,000	3,064
Philippines (Republic of) 7.75% 2031	$2,235	2,766
Argentina (Republic of) 0.169% 20125,6	2,750	655
Argentina (Republic of) 7.00% 2015	1,150	1,086
Argentina (Republic of) 8.28% 20335,7	2,875	2,681
Argentina (Republic of) 5.83% 20334,5,7	ARS 7,643	1,635
Argentina (Republic of) GDP-Linked 2035	43,865	1,618
Argentina (Republic of) GDP-Linked 2035	$9,045	1,416
Peru (Republic of) 8.375% 2016	1,706	2,115
Peru (Republic of) 7.125% 2019	90	107
Peru (Republic of) 7.35% 2025	500	611
Peru (Republic of) 8.75% 2033	2,756	3,796
Peru (Republic of) 6.55% 20375	782	860
Russian Federation 7.50% 20301,5	3,049	3,536
Russian Federation 7.50% 20305	2,954	3,426
Panama (Republic of) Global 7.25% 2015	1,175	1,363
Panama (Republic of) Global 7.125% 2026	890	1,075
Panama (Republic of) Global 8.875% 2027	300	412
Panama (Republic of) Global 9.375% 2029	1,148	1,616
Panama (Republic of) Global 6.70% 20365	1,824	2,043
Indonesia (Republic of), Series 30, 10.75% 2016	IDR16,493,000	2,134
Indonesia (Republic of) 11.50% 2019	2,662,000	368
Indonesia (Republic of) 5.875% 2020	$3,100	3,418
Croatian Government 6.75% 20191	5,000	5,241
Croatian Government 6.625% 20201	500	517
Hungarian Government, Series 12/C, 6.00% 2012	HUF 50,300	238
Hungarian Government, Series 14/C, 5.50% 2014	200,000	904
Hungarian Government, Series 15/A, 8.00% 2015	172,810	837
Hungarian Government 6.25% 2020	$3,870	3,757
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,559
Polish Government 5.00% 2015	$300	320
Polish Government, Series 0415, 5.50% 2015	PLN3,000	1,022
Polish Government 6.375% 2019	$1,970	2,217
Chilean Government 3.875% 2020	4,850	4,786
South Africa (Republic of) 6.875% 2019	1,350	1,588
South Africa (Republic of) 5.50% 2020	1,000	1,069
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR5,500	790
Malaysian Government 3.756% 2011	MYR6,300	2,052
Malaysian Government, Series 204, 5.094% 2014	1,000	343
Egypt (Arab Republic of) 8.60% 2011	EGP4,560	786
Egypt (Arab Republic of) 8.75% 2012	3,000	517
Egypt (Arab Republic of) 6.875% 20401	$750	795
Dominican Republic 9.50% 20115	77	80
Dominican Republic 9.04% 20185	437	498
Dominican Republic 8.625% 20271,5	1,150	1,294
Venezuela (Republic of) 9.25% 2027	2,100	1,575
Thai Government 3.625% 2015	THB40,000	1,350
		163,036

ENERGY — 0.29%
Gazprom OJSC 5.092% 20151	$1,275	1,313
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,025
Gazprom OJSC 6.51% 20221	600	615
Gazprom OJSC 7.288% 2037	1,200	1,254
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,841
Petrobras International 5.75% 2020	1,300	1,355
		7,403

MATERIALS — 0.17%
CEMEX Finance LLC 9.50% 20161	2,900	3,005
CEMEX SA 9.25% 20201	753	743
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	410
		4,158

FINANCIALS — 0.11%
VEB Finance Ltd. 6.902% 20201	485	509
VEB Finance Ltd. 6.80% 20251	500	501
Development Bank of Kazakhstan 5.50% 20151	960	972
BBVA Bancomer SA 7.25% 20201	725	769
Banco de Crédito del Perú 5.375% 20201	100	99
		2,850

UTILITIES — 0.09%
AES Panamá, SA 6.35% 20161	1,100	1,183
Enersis SA 7.375% 2014	650	719
AES Gener SA 7.50% 2014	250	271
		2,173

CONSUMER STAPLES — 0.04%
BFF International Ltd. 7.25% 20201	$1,000	$1,045

TELECOMMUNICATION SERVICES — 0.03%
Orascom Telecom 7.875% 20141	850	803

Total bonds, notes & other debt instruments (cost: $162,215,000)		181,468

Short-term securities — 10.29%

U.S. Treasury Bills 0.132%–0.185% due 1/6–5/19/2011	102,200	102,169
Fannie Mae 0.14% due 3/1/2011	50,000	49,990
Google, Inc. 0.18% due 1/10/20111	26,500	26,499
Société Générale North America, Inc. 0.10% due 1/3/2011	21,100	21,100
Thunder Bay Funding, LLC 0.23% due 1/20/20111	20,000	19,997
International Bank for Reconstruction and Development 0.19% due 2/28/2011	20,000	19,996
Bank of Nova Scotia 0.09% due 1/3/2011	13,400	13,400
Freddie Mac 0.25% due 1/18/2011	5,500	5,500

Total short-term securities (cost: $258,639,000)		258,651

Total investment securities (cost: $1,826,309,000)		2,509,111
Other assets less liabilities		4,313

Net assets		$2,513,424

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $95,590,000, which represented 3.80% of the net assets of the fund.

2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,692,000, which represented .47% of the net assets of the fund.
4Index-linked bond whose principal amount moves with a government retail price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish liras
ZAR = South African rand

Blue Chip Income and Growth Fund
Investment portfolio

December 31, 2010

Common stocks — 93.43%	Shares	Value (000)

INFORMATION TECHNOLOGY — 22.12%
Microsoft Corp.	6,815,000	$190,275
Hewlett-Packard Co.	3,250,000	136,825
Oracle Corp.	4,340,000	135,842
Intel Corp.	6,200,000	130,386
International Business Machines Corp.	830,000	121,811
Texas Instruments Inc.	1,250,000	40,625
Google Inc., Class A1	65,000	38,608
Nokia Corp. (ADR)	3,000,000	30,960
Yahoo! Inc.1	1,672,500	27,814
Cisco Systems, Inc.1	1,300,000	26,299
QUALCOMM Inc.	500,000	24,745
Linear Technology Corp.	550,000	19,024
Corning Inc.	938,800	18,137
Apple Inc.1	37,000	11,935
Maxim Integrated Products, Inc.	400,000	9,448
		962,734

INDUSTRIALS — 13.24%
United Parcel Service, Inc., Class B	850,000	61,693
CSX Corp.	930,000	60,087
United Technologies Corp.	760,000	59,827
General Electric Co.	3,100,000	56,699
Rockwell Automation	700,000	50,197
Norfolk Southern Corp.	592,800	37,240
Union Pacific Corp.	375,000	34,747
Illinois Tool Works Inc.	650,000	34,710
Emerson Electric Co.	600,000	34,302
Eaton Corp.	300,000	30,453
Ingersoll-Rand PLC	600,000	28,254
Avery Dennison Corp.	550,000	23,287
Waste Management, Inc.	600,000	22,122
Southwest Airlines Co.	1,000,000	12,980
Tyco International Ltd.	300,000	12,432
Pitney Bowes Inc.	485,400	11,737
General Dynamics Corp.	74,600	5,294
		576,061

CONSUMER STAPLES — 10.41%
Philip Morris International Inc.	1,615,000	94,526
CVS/Caremark Corp.	2,700,000	93,879
Kraft Foods Inc., Class A	2,030,000	63,965
PepsiCo, Inc.	550,000	35,932
Kimberly-Clark Corp.	555,000	34,987
Kellogg Co.	592,000	30,239
Lorillard, Inc.	365,000	29,952
ConAgra Foods, Inc.	1,200,000	27,096
Walgreen Co.	630,000	24,545
General Mills, Inc.	500,000	17,795
		452,916

HEALTH CARE — 9.88%
Merck & Co., Inc.	3,045,400	109,756
Abbott Laboratories	1,050,000	50,306
Amgen Inc.1	875,000	48,037
Medtronic, Inc.	1,200,000	44,508
Eli Lilly and Co.	900,000	31,536
Bristol-Myers Squibb Co.	1,125,000	29,790
AstraZeneca PLC (ADR)	600,000	27,714
Cardinal Health, Inc.	700,000	26,817
Pfizer Inc	1,400,000	24,514
Novartis AG (ADR)	300,000	17,685
Boston Scientific Corp.1	1,480,000	11,204
Covidien PLC	175,000	7,990
		429,857

ENERGY — 9.76%
ConocoPhillips	2,050,000	139,605
Royal Dutch Shell PLC, Class B (ADR)	1,050,000	70,004
Royal Dutch Shell PLC, Class A (ADR)	900,000	60,102
Schlumberger Ltd.	450,000	37,575
Exxon Mobil Corp.	420,000	30,710
BP PLC (ADR)	580,000	25,619
EOG Resources, Inc.	180,000	16,454
Chevron Corp.	170,000	15,512
Spectra Energy Corp	541,700	13,537
Marathon Oil Corp.	332,700	12,320
Eni SpA (ADR)	70,000	3,062
		424,500

CONSUMER DISCRETIONARY — 9.52%
Target Corp.	1,100,000	66,143
Lowe’s Companies, Inc.	2,300,000	57,684
CBS Corp., Class B	2,500,000	47,625
Harley-Davidson, Inc.	1,180,000	40,911
Staples, Inc.	1,710,000	38,937
Carnival Corp., units	650,000	29,971
Comcast Corp., Class A	1,350,000	29,659
Home Depot, Inc.	690,000	24,191
Royal Caribbean Cruises Ltd.1	500,000	23,500
General Motors Co.1	606,100	22,341
Leggett & Platt, Inc.	698,903	15,907
Johnson Controls, Inc.	300,000	11,460
Nissan Motor Co., Ltd. (ADR)	310,000	5,878
		414,207

FINANCIALS — 8.16%
JPMorgan Chase & Co.	2,603,000	110,420
Bank of America Corp.	8,230,000	109,788
American Express Co.	1,250,000	53,650
Capital One Financial Corp.	700,000	29,792
Wells Fargo & Co.	790,000	24,482
HSBC Holdings PLC (ADR)	318,749	16,269
Bank of New York Mellon Corp.	355,000	10,721
		355,122

TELECOMMUNICATION SERVICES — 6.20%
AT&T Inc.	7,005,000	205,807
Verizon Communications Inc.	1,000,000	35,780
Qwest Communications International Inc.	2,615,000	19,900
CenturyLink, Inc.	180,000	8,311
		269,798

UTILITIES — 1.69%
Southern Co.	750,000	28,673
NextEra Energy, Inc.	400,000	20,796
FirstEnergy Corp.	370,000	13,697
Xcel Energy Inc.	250,000	5,887
Duke Energy Corp.	260,000	4,631
		73,684

MATERIALS — 1.34%
Air Products and Chemicals, Inc.	400,000	36,380
Dow Chemical Co.	645,000	22,020
		58,400

MISCELLANEOUS — 1.11%
Other common stocks in initial period of acquisition		48,374

Total common stocks (cost: $3,386,545,000)		4,065,653

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

	Shares or
Convertible securities — 1.03%	principal amount

CONSUMER DISCRETIONARY — 0.60%
General Motors Co., Series B, 4.75% convertible preferred 20131	481,900	26,076

UTILITIES — 0.25%
PPL Corp. 9.50% convertible preferred 2013, units	200,000	10,994

MATERIALS — 0.18%
United States Steel Corp. 4.00% convertible debenture 2014	$4,080,000	7,935

Total convertible securities (cost: $43,561,000)		45,005

	Principal amount	Value
Short-term securities — 5.49%	(000)	(000)

Freddie Mac 0.145%–0.24% due 2/22–7/26/2011	$70,500	$70,454
U.S. Treasury Bills 0.13%–0.187% due 3/31–6/16/2011	57,000	56,966
Fannie Mae 0.15%–0.16% due 3/14–3/23/2011	43,400	43,388
Variable Funding Capital Company LLC 0.25% due 2/17/20113	30,000	29,990
Google, Inc. 0.20% due 1/19/20113	13,075	13,073
Abbott Laboratories 0.20% due 1/3/20113	12,900	12,900
General Electric Capital Corp. 0.15% due 1/3/2011	12,000	12,000

Total short-term securities (cost: $238,763,000)		238,771

Total investment securities (cost: $3,669,099,000)		4,349,429
Other assets less liabilities		1,951

Net assets		$4,351,380

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,963,000, which represented 1.29% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income Fund
Investment portfolio

December 31, 2010

Common stocks — 92.43%	Shares	Value (000)

FINANCIALS — 17.57%
Agricultural Bank of China, Class H1	85,066,000	$42,682
Industrial and Commercial Bank of China Ltd., Class H	49,526,440	36,893
Australia and New Zealand Banking Group Ltd.	1,280,000	30,570
JPMorgan Chase & Co.	643,200	27,285
Prudential PLC	2,213,353	23,052
Marsh & McLennan Companies, Inc.	800,000	21,872
Macquarie Group Ltd.	500,000	18,927
HSBC Holdings PLC (ADR)	175,000	8,932
HSBC Holdings PLC (Hong Kong)	821,529	8,424
Macquarie International Infrastructure Fund Ltd.	36,200,164	16,642
Bank of Nova Scotia	200,000	11,485
Fairfax Financial Holdings Ltd.	27,000	11,106
Longfor Properties Co. Ltd.	7,100,000	9,883
People’s United Financial, Inc.	701,000	9,821
AXA SA	583,935	9,715
China Life Insurance Co. Ltd., Class H	2,297,000	9,383
Bank of America Corp.	700,000	9,338
Axis Bank Ltd.	290,000	8,756
Hospitality Properties Trust	375,000	8,640
Capitol Federal Financial, Inc.1	629,505	7,497
Synovus Financial Corp.	2,700,000	7,128
Berkshire Hathaway Inc., Class B1	84,000	6,729
PNC Financial Services Group, Inc.	100,000	6,072
Toronto-Dominion Bank	80,000	5,974
United Overseas Bank Ltd.	415,000	5,885
Absa Group Ltd.	257,000	5,462
Standard Chartered PLC	180,000	4,842
Citigroup Inc.1	1,000,000	4,730
Hang Seng Bank Ltd.	250,000	4,111
UBS AG1	248,500	4,080
ING Groep NV, depository receipts1	371,426	3,613
Itaú Unibanco Holding SA, preferred nominative (ADR)	137,500	3,301
BNP Paribas SA	51,890	3,301
Indiabulls Real Estate Ltd.1	980,000	3,052
First Southern Bancorp, Inc.1,2,3	122,265	2,580
Bank of China Ltd., Class H	4,840,000	2,553
		404,316

CONSUMER DISCRETIONARY — 11.86%
Virgin Media Inc.	2,015,000	54,889
Home Depot, Inc.	980,000	34,359
Carnival Corp., units	600,000	27,666
McDonald’s Corp.	290,000	22,260
Carphone Warehouse Group PLC1	2,845,550	17,535
MGM Resorts International1	1,000,000	14,850
Saks Inc.1	1,200,000	12,840
D.R. Horton, Inc.	1,000,000	11,930
Toll Corp.1	600,000	11,400
Toyota Motor Corp.	246,000	9,756
Apollo Group, Inc., Class A1	220,000	8,688
Honda Motor Co., Ltd.	218,000	8,632
DIRECTV, Class A1	200,000	7,986
adidas AG, non-registered shares	82,700	5,403
Truworths International Ltd.	480,000	5,221
Thomson Reuters Corp.	135,000	5,056
H & M Hennes & Mauritz AB, Class B	147,610	4,916
Esprit Holdings Ltd.	911,899	4,341
Amazon.com, Inc.1	20,000	3,600
Time Warner Inc.	50,000	1,609
		272,937

MATERIALS — 11.18%
Newmont Mining Corp.	800,000	49,144
Barrick Gold Corp.	890,000	47,330
Yamana Gold Inc.	2,000,000	25,686
Freeport-McMoRan Copper & Gold Inc.	200,000	24,018
United States Steel Corp.	350,000	20,447
Nucor Corp.	320,000	14,022
BHP Billiton PLC (ADR)	140,000	11,270
Impala Platinum Holdings Ltd.	316,648	11,198
Dow Chemical Co.	300,000	10,242
Monsanto Co.	145,000	10,098
Gold Fields Ltd.	500,000	9,154
BASF SE	77,000	6,143
Rio Tinto PLC	80,000	5,596
Air Products and Chemicals, Inc.	58,000	5,275
PT Semen Gresik (Persero) Tbk	4,600,000	4,825
Praxair, Inc.	30,000	2,864
		257,312

INFORMATION TECHNOLOGY — 9.83%
Nintendo Co., Ltd.	105,000	30,818
International Business Machines Corp.	200,000	29,352
Google Inc., Class A1	46,750	27,768
HTC Corp.	661,500	20,419
Microsoft Corp.	600,000	16,752
Canon, Inc.	302,000	15,660
Intel Corp.	700,000	14,721
Samsung Electronics Co. Ltd.	17,200	14,383
KLA-Tencor Corp.	300,000	11,592
Automatic Data Processing, Inc.	205,000	9,487
Apple Inc.1	20,000	6,451
Oracle Corp.	200,000	6,260
Avago Technologies Ltd.	190,000	5,409
MediaTek Inc.	374,020	5,356
Yahoo! Inc.1	255,000	4,241
Cisco Systems, Inc.1	200,000	4,046
Tyco Electronics Ltd.	100,000	3,540
		226,255

INDUSTRIALS — 9.64%
Joy Global Inc.	400,000	34,700
Schneider Electric SA	166,274	24,885
Geberit AG	85,000	19,655
General Electric Co.	1,000,000	18,290
Emerson Electric Co.	290,000	16,579
Lockheed Martin Corp.	200,000	13,982
Waste Management, Inc.	340,000	12,536
Tyco International Ltd.	300,000	12,432
United Technologies Corp.	140,000	11,021
Vallourec SA	100,000	10,503
Cobham PLC	2,730,000	8,662
Rickmers Maritime4	27,420,000	8,440
Boeing Co.	100,000	6,526
Siemens AG	46,500	5,760
Caterpillar Inc.	60,000	5,620
Capita Group PLC	437,000	4,745
Ryanair Holdings PLC (ADR)	145,000	4,460
Finmeccanica SpA	275,583	3,132
		221,928

CONSUMER STAPLES — 9.18%
British American Tobacco PLC	902,000	34,644
Kraft Foods Inc., Class A	1,048,000	33,022
Anheuser-Busch InBev NV	419,000	23,964
Unilever NV, depository receipts	705,000	21,951
Tesco PLC	3,303,000	21,886
Coca-Cola Amatil Ltd.	1,112,352	12,356
Pernod Ricard SA	112,200	10,549
Coca-Cola Co.	143,000	9,405
C&C Group PLC	2,020,820	9,136
Sysco Corp.	250,000	7,350
Procter & Gamble Co.	100,000	6,433
Philip Morris International Inc.	90,000	5,268
Shoprite Holdings Ltd.	330,000	4,992
Avon Products, Inc.	133,000	3,865
SABMiller PLC	100,000	3,518
Colgate-Palmolive Co.	35,000	2,813
		211,152

TELECOMMUNICATION SERVICES — 8.59%
Verizon Communications Inc.	875,000	31,307
Portugal Telecom, SGPS, SA	2,590,000	29,003
Telstra Corp. Ltd.	7,500,000	21,402
AT&T Inc.	675,000	19,831
China Telecom Corp. Ltd., Class H	32,960,000	17,259
SOFTBANK CORP.	413,000	14,299
TalkTalk Telecom Group PLC	5,691,100	14,197
Koninklijke KPN NV	950,000	13,863
América Móvil, SAB de CV, Series L (ADR)	130,000	7,454
América Móvil, SAB de CV, Series L	1,020,000	2,930
Bell Aliant Regional Communications Income Fund	380,000	9,933
Philippine Long Distance Telephone Co.	128,220	7,475
Partner Communications Co. Ltd.	365,000	7,406
Frontier Communications Corp., Class B	126,020	1,226
		197,585

HEALTH CARE — 7.15%
Merck & Co., Inc.	1,507,000	54,312
Eli Lilly and Co.	650,000	22,776
Novartis AG	383,000	22,509
Novo Nordisk A/S, Class B	140,000	15,787
CSL Ltd.	250,000	9,279
Sonic Healthcare Ltd.	750,000	8,898
Vertex Pharmaceuticals Inc.1	238,877	8,368
Smith & Nephew PLC	588,000	6,202
Johnson & Johnson	100,000	6,185
Roche Holding AG	37,850	5,546
Bayer AG	62,500	4,619
		164,481

ENERGY — 3.99%
TOTAL SA	345,000	18,280
Royal Dutch Shell PLC, Class A (ADR)	129,000	8,615
Royal Dutch Shell PLC, Class B (ADR)	125,000	8,334
Saipem SpA, Class S	271,800	13,380
Cenovus Energy Inc.	392,000	13,121
Tenaris SA (ADR)	141,000	6,906
Oil Search Ltd.	760,000	5,472
Crescent Point Energy Corp.	114,300	5,080
Chevron Corp.	50,000	4,562
Reliance Industries Ltd.	176,000	4,167
EnCana Corp.	132,000	3,862
		91,779

UTILITIES — 3.44%
Hongkong Electric Holdings Ltd.	3,470,000	21,875
GDF SUEZ	580,000	20,810
SUEZ Environnement Co.	701,026	14,473
Snam Rete Gas SpA	2,000,000	9,942
DUET Group	4,418,377	7,615
PG&E Corp.	90,500	4,330
		79,045

Total common stocks (cost: $1,781,006,000)		2,126,790

Preferred stocks — 0.10%

FINANCIALS — 0.10%
Resona Preferred Global Securities (Cayman) Ltd. 7.191%5,6	2,355,000	2,340

Total preferred stocks (cost: $1,103,000)		2,340

	Shares or
Convertible securities — 0.70%	principal amount

MATERIALS — 0.65%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	14,873

CONSUMER DISCRETIONARY — 0.04%
MGM Resorts International 4.25% convertible notes 20155	$939,000	1,033

FINANCIALS — 0.01%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	209

Total convertible securities (cost: $6,997,000)		16,115

	Principal amount	Value
Bonds, notes & other debt instruments — 2.03%	(000)	(000)

CONSUMER DISCRETIONARY — 0.93%
Virgin Media Finance PLC, Series 1, 9.50% 2016	$5,000	$5,675
Virgin Media Secured Finance PLC 6.50% 2018	9,000	9,517
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,324
		21,516

FINANCIALS — 0.48%
Zions Bancorporation 5.65% 2014	1,310	1,308
Zions Bancorporation 5.50% 2015	5,880	5,722
Zions Bancorporation 6.00% 2015	3,955	3,914
		10,944

TELECOMMUNICATION SERVICES — 0.42%
Digicel Group Ltd. 12.00% 20145	8,225	9,623

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.20%
Brazil (Federal Republic of) 10.00% 2017	BRL8,500	4,701

Total bonds, notes & other debt instruments (cost: $38,229,000)		46,784

Short-term securities — 4.64%

Freddie Mac 0.145%–0.155% due 1/25–2/25/2011	$24,900	24,896
Network Rail Infrastructure Finance PLC 0.22% due 1/24/2011	18,800	18,797
Coca-Cola Co. 0.21% due 2/11/20115	10,600	10,597
Bank of Nova Scotia 0.20% due 1/12/2011	10,500	10,499
Credit Suisse New York Branch 0.22% due 1/3/2011	10,000	10,000
Variable Funding Capital Company LLC 0.25% due 1/18/20115	10,000	9,999
Société Générale North America, Inc. 0.11% due 1/3/2011	6,600	6,600
American Honda Finance Corp. 0.22% due 2/3/2011	6,400	6,399
Jupiter Securitization Co., LLC 0.23% due 1/27/20115	6,000	5,999
Federal Home Loan Bank 0.22% due 3/23/2011	2,900	2,899

Total short-term securities (cost: $106,684,000)		106,685

Total investment securities (cost: $1,934,019,000)		2,298,714
Other assets less liabilities		2,204

Net assets		$2,300,918

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,789,000, which represented .12% of the net assets of the fund.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$2,580	$2,580	.11%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	209	.01
Total restricted securities		$2,789	$2,789	.12%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $39,591,000, which represented 1.72% of the net assets of the fund.

6Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Growth-Income Fund
Investment portfolio

December 31, 2010

Common stocks — 91.47%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.27%
Oracle Corp.	25,417,500	$795,568
Microsoft Corp.	26,790,100	747,980
Google Inc., Class A1	1,072,800	637,211
Hewlett-Packard Co.	9,000,000	378,900
Intel Corp.	13,511,900	284,155
Corning Inc.	14,500,000	280,140
International Business Machines Corp.	1,875,000	275,175
Yahoo! Inc.1	15,735,400	261,680
Cisco Systems, Inc.1	11,600,000	234,668
Flextronics International Ltd.1	29,500,000	231,575
MasterCard Inc., Class A	800,000	179,288
QUALCOMM Inc.	3,150,000	155,894
Linear Technology Corp.	3,500,000	121,065
Xilinx, Inc.	3,727,400	108,020
Accenture PLC, Class A	2,225,000	107,890
Nokia Corp.	8,405,000	86,933
Texas Instruments Inc.	2,625,000	85,313
Rovi Corp.1	1,157,800	71,795
Analog Devices, Inc.	1,750,000	65,922
Maxim Integrated Products, Inc.	2,700,000	63,774
Autodesk, Inc.1	1,400,000	53,480
KLA-Tencor Corp.	1,350,000	52,164
HOYA CORP.	2,000,000	48,577
Automatic Data Processing, Inc.	955,000	44,197
CoreLogic, Inc.	2,251,680	41,701
Dell Inc.1	2,480,090	33,605
Applied Materials, Inc.	2,200,000	30,910
Nintendo Co., Ltd.	75,000	22,013
Advanced Micro Devices, Inc.1	2,000,000	16,360
Telefonaktiebolaget LM Ericsson, Class B	1,320,784	15,347
Motorola, Inc.1	1,362,500	12,358
SAP AG	239,500	12,194
AOL Inc.1	493,031	11,690
Western Union Co.	400,000	7,428
Comverse Technology, Inc.1	970,000	7,042
		5,582,012

CONSUMER DISCRETIONARY — 12.47%
Comcast Corp., Class A	10,086,000	221,589
Comcast Corp., Class A, special nonvoting shares	1,000,000	20,810
Time Warner Inc.	7,256,667	233,447
DIRECTV, Class A1	5,812,500	232,093
Best Buy Co., Inc.	6,700,000	229,743
Royal Caribbean Cruises Ltd.1	4,805,000	225,835
Time Warner Cable Inc.	3,217,601	212,458
News Corp., Class A	14,500,200	211,123
Target Corp.	3,350,000	201,436
Kohl’s Corp.1	3,350,000	182,039
Mattel, Inc.	7,000,000	178,010
Home Depot, Inc.	3,691,500	129,424
General Motors Co.1	3,487,150	128,536
Apollo Group, Inc., Class A1	3,250,000	128,343
Fiat SpA	6,000,000	123,715
McDonald’s Corp.	1,400,000	107,464
Staples, Inc.	4,600,000	104,742
VF Corp.	800,000	68,944
Harley-Davidson, Inc.	1,950,000	67,607
Lowe’s Companies, Inc.	2,500,000	62,700
D.R. Horton, Inc.	5,000,000	59,650
Carnival Corp., units	1,200,000	55,332
Toyota Motor Corp.	900,000	35,694
Golden Eagle Retail Group Ltd.	12,828,000	31,621
NIKE, Inc., Class B	154,180	13,170
Harman International Industries, Inc.1	185,000	8,565
		3,274,090

INDUSTRIALS — 12.40%
CSX Corp.	6,663,023	430,498
United Technologies Corp.	4,075,000	320,784
Union Pacific Corp.	3,338,200	309,318
Norfolk Southern Corp.	3,565,300	223,972
Precision Castparts Corp.	1,510,000	210,207
3M Co.	2,296,000	198,145
United Parcel Service, Inc., Class B	2,656,200	192,787
General Dynamics Corp.	2,707,000	192,089
General Electric Co.	10,200,000	186,558
Avery Dennison Corp.	3,955,000	167,455
Southwest Airlines Co.	10,945,000	142,066
Emerson Electric Co.	2,400,000	137,208
Rockwell Automation	1,315,000	94,299
Ingersoll-Rand PLC	1,900,000	89,471
SGS SA	48,761	81,824
Eaton Corp.	800,000	81,208
Waste Management, Inc.	2,150,000	79,270
Tyco International Ltd.	1,000,000	41,440
Pitney Bowes Inc.	1,552,200	37,532
Lockheed Martin Corp.	400,000	27,964
AMR Corp.1	1,500,000	11,685
		3,255,780

ENERGY — 9.99%
ConocoPhillips	7,503,000	510,954
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	256,101
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	110,165
Royal Dutch Shell PLC, Class B	2,639,816	87,048
Schlumberger Ltd.	4,135,000	345,273
Baker Hughes Inc.	4,314,700	246,671
Chevron Corp.	2,603,200	237,542
Apache Corp.	1,367,000	162,987
EOG Resources, Inc.	1,708,000	156,128
Devon Energy Corp.	1,693,000	132,918
Canadian Natural Resources, Ltd.	2,040,000	90,993
Marathon Oil Corp.	2,025,000	74,986
Woodside Petroleum Ltd.	1,155,000	50,278
Eni SpA	2,250,000	49,129
Exxon Mobil Corp.	590,000	43,141
BP PLC	3,864,409	28,049
Cameco Corp.	660,600	26,675
Spectra Energy Corp	332,500	8,309
OAO Gazprom (ADR)	142,100	3,588
		2,620,935

HEALTH CARE — 8.58%
Merck & Co., Inc.	11,690,361	421,321
Abbott Laboratories	5,380,000	257,756
Boston Scientific Corp.1	29,670,000	224,602
Biogen Idec Inc.1	2,693,500	180,599
Amgen Inc.1	2,760,400	151,546
Hologic, Inc.1	5,661,300	106,546
Cardinal Health, Inc.	2,400,000	91,944
Beckman Coulter, Inc.	1,200,000	90,276
Medco Health Solutions, Inc.1	1,400,000	85,778
Medtronic, Inc.	2,115,000	78,445
Roche Holding AG	535,000	78,390
Novartis AG (ADR)	1,300,000	76,635
Johnson & Johnson	1,225,000	75,766
Pfizer Inc	3,460,000	60,585
Forest Laboratories, Inc.1	1,700,000	54,366
St. Jude Medical, Inc.1	1,200,000	51,300
CIGNA Corp.	1,250,000	45,825
ResMed Inc.1	800,000	27,712
Covidien PLC	531,250	24,257
Teva Pharmaceutical Industries Ltd. (ADR)	435,000	22,676
Thermo Fisher Scientific Inc.1	390,000	21,590
Myriad Genetics, Inc.1	711,800	16,258
Aetna Inc.	283,393	8,646
		2,252,819

FINANCIALS — 8.50%
Bank of America Corp.	19,841,452	264,685
JPMorgan Chase & Co.	5,606,450	237,826
Capital One Financial Corp.	5,000,000	212,800
HSBC Holdings PLC (Hong Kong)	8,105,309	83,109
HSBC Holdings PLC (ADR)	1,538,570	78,529
State Street Corp.	3,470,700	160,832
Citigroup Inc.1	30,000,000	141,900
Marsh & McLennan Companies, Inc.	5,175,000	141,484
AFLAC Inc.	2,030,200	114,564
Arthur J. Gallagher & Co.	2,925,000	85,059
Bank of New York Mellon Corp.	2,263,405	68,355
Credit Suisse Group AG	1,570,000	63,253
Banco Santander, SA	5,239,010	55,503
Hudson City Bancorp, Inc.	4,000,000	50,960
Discover Financial Services	2,615,000	48,456
SunTrust Banks, Inc.	1,617,800	47,741
Northern Trust Corp.	860,000	47,653
Wells Fargo & Co.	1,500,000	46,485
Moody’s Corp.	1,467,300	38,942
Weyerhaeuser Co.	1,814,541	34,349
Industrial and Commercial Bank of China Ltd., Class H	45,366,585	33,794
First American Financial Corp.	2,251,680	33,640
Chimera Investment Corp.	8,000,000	32,880
Bank of China Ltd., Class H	60,390,000	31,855
Comerica Inc.	682,100	28,812
UBS AG1	1,343,666	22,059
Allstate Corp.	635,000	20,244
Radian Group Inc.	496,742	4,009
Indiabulls Real Estate Ltd. (GDR)1,2	387,915	1,208
Washington Mutual, Inc.1	1,371,429	78
		2,231,064

CONSUMER STAPLES — 7.40%
Philip Morris International Inc.	7,069,500	413,778
PepsiCo, Inc.	4,939,519	322,699
Molson Coors Brewing Co., Class B	4,780,500	239,933
CVS/Caremark Corp.	5,750,000	199,927
Kraft Foods Inc., Class A	6,000,000	189,060
Avon Products, Inc.	3,305,000	96,043
Unilever NV (New York registered)	2,700,000	84,780
Asahi Breweries, Ltd.	4,300,000	83,310
L’Oréal SA	500,000	55,510
Wal-Mart Stores, Inc.	1,000,000	53,930
Colgate-Palmolive Co.	524,023	42,116
Walgreen Co.	1,000,000	38,960
Coca-Cola Co.	567,700	37,338
Altria Group, Inc.	1,475,000	36,314
Lorillard, Inc.	384,000	31,511
Kimberly-Clark Corp.	280,000	17,651
		1,942,860

MATERIALS — 4.00%
Air Products and Chemicals, Inc.	2,360,000	214,642
Dow Chemical Co.	4,149,100	141,650
Freeport-McMoRan Copper & Gold Inc.	1,100,000	132,099
ArcelorMittal	2,540,000	96,328
Sealed Air Corp.	3,200,000	81,440
Monsanto Co.	1,100,000	76,604
SSAB Svenskt Stål AB, Class A	3,276,684	55,053
Barrick Gold Corp.	1,000,000	53,180
Praxair, Inc.	499,624	47,699
United States Steel Corp.	769,000	44,925
Celanese Corp., Series A	1,075,000	44,258
Salzgitter AG	511,743	39,506
Akzo Nobel NV	247,000	15,343
MeadWestvaco Corp.	258,200	6,754
		1,049,481

TELECOMMUNICATION SERVICES — 3.80%
AT&T Inc.	16,310,000	479,188
Telephone and Data Systems, Inc.	3,070,000	112,208
Telephone and Data Systems, Inc., special common shares	2,970,000	93,614
Qwest Communications International Inc.	13,000,000	98,930
Verizon Communications Inc.	2,350,000	84,083
América Móvil, SAB de CV, Series L (ADR)	775,000	44,439
Turkcell Iletisim Hizmetleri AS	6,020,000	41,134
PT XL Axiata Tbk1	35,960,000	21,153
Sprint Nextel Corp., Series 11	4,795,000	20,283
CenturyLink, Inc.	78,775	3,637
		998,669

UTILITIES — 1.36%
Dominion Resources, Inc.	2,500,000	106,800
Scottish and Southern Energy PLC	4,265,000	81,457
Public Service Enterprise Group Inc.	1,785,000	56,781
FirstEnergy Corp.	1,430,000	52,938
Exelon Corp.	1,050,000	43,722
Duke Energy Corp.	665,000	11,844
American Electric Power Co., Inc.	67,900	2,443
		355,985

MISCELLANEOUS — 1.70%
Other common stocks in initial period of acquisition		445,438

Total common stocks (cost: $18,897,008,000)		24,009,133

Preferred stocks — 0.16%

FINANCIALS — 0.16%
JPMorgan Chase & Co., Series I, 7.90%3	29,049,000	30,983
Wells Fargo & Co., Series K, 7.98%3	9,530,000	10,102

Total preferred stocks (cost: $37,668,000)		41,085

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

	Shares or
Convertible securities — 0.40%	principal amount

FINANCIALS — 0.29%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	75,180

INDUSTRIALS — 0.11%
AMR Corp. 6.25% convertible notes 2014	$14,250,000	16,209
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$9,000,000	13,219
		29,428

Total convertible securities (cost: $79,257,000)		104,608

	Principal amount
Bonds, notes & other debt instruments — 0.04%	(000)

CONSUMER DISCRETIONARY — 0.03%
General Motors Corp. 7.20% 20114	$9,095	3,115
General Motors Corp. 8.25% 20234	3,225	1,137
General Motors Corp. 8.375% 20334	9,030	3,273
		7,525

FINANCIALS — 0.01%
Wachovia Capital Trust III 5.80% (undated)3	4,345	3,786

Total bonds, notes & other debt instruments (cost: $9,661,000)		11,311

	Principal amount	Value
Short-term securities — 7.95%	(000)	(000)

Bank of America Corp. 0.20%–0.28% due 1/3–1/26/2011	$503,900	$503,865
Fannie Mae 0.17%–0.38% due 1/5–5/16/2011	320,200	320,095
U.S. Treasury Bills 0.026%–0.165% due 1/6–4/28/2011	277,900	277,863
Hewlett-Packard Co. 0.17%–0.18% due 1/3–1/7/20115	238,450	238,444
Freddie Mac 0.19% due 1/25–4/18/2011	229,600	229,528
NetJets Inc. 0.15%–0.19% due 1/6–1/13/20115	184,000	183,991
Jupiter Securitization Co., LLC 0.23%–0.27% due 1/5–1/27/20115	168,200	168,187
Procter & Gamble International Funding S.C.A. 0.17% due 1/12/20115	50,000	49,997
Abbott Laboratories 0.17% due 1/11/20115	44,100	44,098
Straight-A Funding LLC 0.25% due 2/15/20115	35,000	34,988
Johnson & Johnson 0.22%–0.24% due 1/20–2/9/20115	19,500	19,497
Federal Home Loan Bank 0.16% due 2/1/2011	16,700	16,697

Total short-term securities (cost: $2,087,147,000)		2,087,250

Total investment securities (cost: $21,116,872,000)		26,253,387
Other assets less liabilities		(6,559)

Net assets		$26,246,828

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,208,000, which represented less than .01% of the net assets of the fund.

3Coupon rate may change periodically.
4Scheduled interest and/or principal payment was not received.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $739,202,000, which represented 2.82% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

International Growth and Income Fund
Investment portfolio

December 31, 2010

Common stocks — 88.27%	Shares	Value (000)

FINANCIALS — 15.94%
Banco Santander, SA	524,951	$5,561
Aviva PLC	498,000	3,051
China Construction Bank Corp., Class H	2,984,230	2,676
Bank of China Ltd., Class H	5,038,000	2,658
Barclays PLC	490,000	1,999
Société Générale	36,736	1,974
Bank of Cyprus PCL	488,368	1,684
China Life Insurance Co. Ltd., Class H	350,000	1,430
Erste Bank der oesterreichischen Sparkassen AG	24,629	1,156
CapitaMall Trust, units	650,000	988
Raiffeisen Bank International AG	17,000	931
Ascendas Real Estate Investment Trust	495,000	798
DBS Group Holdings Ltd	68,000	759
Hongkong Land Holdings Ltd.	105,000	758
Link Real Estate Investment Trust	240,000	746
HDFC Bank Ltd.	13,950	732
Itaú Unibanco Holding SA, preferred nominative	30,250	725
Deutsche Börse AG	10,300	713
Deutsche Bank AG	13,500	705
Chongqing Rural Commercial Bank Co., Ltd., Class H1	1,040,000	700
Prudential PLC	65,200	679
Japan Real Estate Investment Corp.	61	633
China Taiping Insurance Holdings Co. Ltd.1	200,000	615
Siam Commercial Bank PCL	102,000	350
Admiral Group PLC	14,607	345
Türkiye Garanti Bankasi AS	61,800	313
Sberbank of Russia (GDR)2	300	129
		33,808

INFORMATION TECHNOLOGY — 14.99%
Compal Electronics, Inc.	5,754,745	7,629
Quanta Computer Inc.	2,457,340	5,158
Nintendo Co., Ltd.	17,400	5,107
Acer Inc.	1,038,157	3,208
Wistron Corp.	1,389,834	2,832
MediaTek Inc.	185,369	2,654
NetEase.com, Inc. (ADR)1	37,600	1,359
Hynix Semiconductor Inc.1	50,000	1,057
Delta Electronics, Inc.	202,760	991
Redecard SA, ordinary nominative	43,960	557
Taiwan Semiconductor Manufacturing Co. Ltd.	204,014	497
HTC Corp.	15,600	482
Cielo SA, ordinary nominative	32,500	263
		31,794

CONSUMER STAPLES — 10.61%
Philip Morris International Inc.	113,040	6,616
British American Tobacco PLC	139,221	5,347
Anheuser-Busch InBev NV	60,150	3,440
Nestlé SA	46,800	2,741
Wesfarmers Ltd.	43,150	1,413
Foster’s Group Ltd.	215,000	1,249
Wilmar International Ltd.	211,000	926
Pernod Ricard SA	8,195	770
		22,502

CONSUMER DISCRETIONARY — 8.73%
Daimler AG1	92,330	6,259
Virgin Media Inc.	169,900	4,628
Hyundai Motor Co.	8,950	1,368
Bayerische Motoren Werke AG	15,000	1,180
Honda Motor Co., Ltd.	23,500	931
TUI Travel PLC	221,500	850
Esprit Holdings Ltd.	164,537	783
Fiat SpA	37,500	773
Toyota Motor Corp.	19,100	758
adidas AG, non-registered shares	8,000	523
Li & Fung Ltd.	50,000	290
OPAP SA	9,513	164
		18,507

TELECOMMUNICATION SERVICES — 8.40%
Singapore Telecommunications Ltd.	1,255,000	2,983
América Móvil, SAB de CV, Series L (ADR)	51,000	2,924
BCE Inc.	60,135	2,137
Millicom International Cellular SA	19,300	1,845
Telekom Austria AG, non-registered shares	101,927	1,433
SOFTBANK CORP.	31,300	1,084
Türk Telekomünikasyon AS, Class D	252,400	1,063
Turkcell Iletisim Hizmetleri AS	155,000	1,059
Advanced Info Service PCL	230,000	648
Taiwan Mobile Co., Ltd.	266,000	636
Telefónica, SA	27,800	630
Philippine Long Distance Telephone Co.	8,300	484
Chunghwa Telecom Co., Ltd.	160,000	407
Maxis Bhd.	197,200	339
Portugal Telecom, SGPS, SA	12,789	143
		17,815

INDUSTRIALS — 7.53%
Legrand SA	116,000	4,724
BAE Systems PLC	751,350	3,866
ASSA ABLOY AB, Class B	76,000	2,141
AB Volvo, Class B1	93,800	1,653
Siemens AG	11,000	1,363
Sandvik AB	35,522	692
Schneider Electric SA	3,614	541
Embraer SA, ordinary nominative	72,000	512
A.P. Moller-Maersk A/S, Class B	28	253
Geberit AG	1,000	231
		15,976

MATERIALS — 6.84%
ArcelorMittal	112,200	4,255
CRH PLC	157,722	3,267
Svenska Cellulosa AB SCA, Class B	132,000	2,084
Amcor Ltd.	252,700	1,745
Syngenta AG	4,060	1,188
Rio Tinto PLC	7,414	518
Israel Chemicals Ltd.	27,200	466
Givaudan SA	397	429
Akzo Nobel NV	5,300	329
Ambuja Cements Ltd.	68,000	218
		14,499

UTILITIES — 5.74%
Scottish and Southern Energy PLC	293,700	5,609
GDF SUEZ	124,250	4,458
Hongkong Electric Holdings Ltd.	176,500	1,113
CEZ, a s	23,840	996
		12,176

HEALTH CARE — 5.51%
Novartis AG	61,225	3,598
Bayer AG	47,280	3,494
Mindray Medical International Ltd., Class A (ADR)	126,100	3,329
Sonic Healthcare Ltd.	54,175	643
Teva Pharmaceutical Industries Ltd. (ADR)	11,850	618
		11,682

ENERGY — 2.83%
BP PLC	660,200	4,792
Woodside Petroleum Ltd.	21,679	944
Eni SpA	11,550	252
		5,988

MISCELLANEOUS — 1.15%
Other common stocks in initial period of acquisition		2,427

Total common stocks (cost: $164,701,000)		187,174

Preferred stocks — 0.12%

FINANCIALS — 0.12%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,4	200,000	260

Total preferred stocks (cost: $200,000)		260

	Principal amount
Bonds, notes & other debt instruments — 3.50%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.03%
Brazil (Federal Republic of) 6.00% 20155	BRL3,593	2,182

FINANCIALS — 0.88%
AXA SA 6.463% (undated)3,4	$1,275	1,151
Westfield Group 5.40% 20123	295	313
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	40	42
Westfield Group 5.70% 20163	10	11
Westfield Group 7.125% 20183	335	386
		1,903

CONSUMER DISCRETIONARY — 0.50%
Virgin Media Finance PLC, Series 1, 9.50% 2016	925	1,050

TELECOMMUNICATION SERVICES — 0.43%
MTS International Funding Ltd. 8.625% 20203	800	913

HEALTH CARE — 0.36%
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	745	752

ENERGY — 0.30%
Gazprom OJSC, Series 9, 6.51% 2022	270	277
Gazprom OJSC 7.288% 2037	290	303
Husky Energy Inc. 5.90% 2014	20	22
Husky Energy Inc. 7.25% 2019	15	18
		620

Total bonds, notes & other debt instruments (cost: $6,596,000)		7,420

Short-term securities — 7.93%

Federal Home Loan Bank 0.095%–0.20% due 1/14–4/26/2011	4,000	3,999
General Electric Capital Corp. 0.15% due 1/3/2011	3,000	3,000
Straight-A Funding LLC 0.25% due 1/7/20113	3,000	3,000
Freddie Mac 0.24% due 7/26/2011	2,900	2,896
International Bank for Reconstruction and Development 0.18% due 3/22/2011	1,700	1,699
U.S. Treasury Bill 0.13% due 3/31/2011	1,200	1,199
Fannie Mae 0.16% due 3/23/2011	1,021	1,021

Total short-term securities (cost: $16,814,000)		16,814

Total investment securities (cost: $188,311,000)		211,668
Other assets less liabilities		375

Net assets		$212,043

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $129,000, which represented .06% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,076,000, which represented 2.87% of the net assets of the fund.

4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais

Asset Allocation Fund
Investment portfolio

December 31, 2010

Common stocks — 76.55%	Shares	Value (000)

INFORMATION TECHNOLOGY — 12.71%
Oracle Corp.	5,820,000	$182,166
International Business Machines Corp.	980,000	143,825
Corning Inc.	7,400,000	142,968
Microsoft Corp.	4,700,000	131,224
Apple Inc.1	380,000	122,573
Texas Instruments Inc.	3,500,000	113,750
Google Inc., Class A1	190,000	112,854
Cisco Systems, Inc.1	5,310,000	107,421
ASML Holding NV (New York registered)	2,500,000	95,850
KLA-Tencor Corp.	2,450,000	94,668
Xilinx, Inc.	2,500,000	72,450
Yahoo! Inc.1	2,500,000	41,575
VeriSign, Inc.	1,000,000	32,670
		1,393,994

FINANCIALS — 11.63%
Goldman Sachs Group, Inc.	950,000	159,752
ACE Ltd.	2,320,000	144,420
T. Rowe Price Group, Inc.	1,700,000	109,718
Moody’s Corp.	3,890,000	103,241
Wells Fargo & Co.	3,200,000	99,168
BlackRock, Inc.	500,000	95,290
JPMorgan Chase & Co.	2,000,000	84,840
Marsh & McLennan Companies, Inc.	2,940,000	80,380
American Express Co.	1,500,000	64,380
Allstate Corp.	2,000,000	63,760
Progressive Corp.	2,950,000	58,616
Bank of Montreal	1,000,000	57,570
Nomura Holdings, Inc.	8,750,000	55,502
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,600,000	51,428
China Life Insurance Co. Ltd., Class H	7,100,000	29,002
Home BancShares, Inc.	660,000	14,540
Citigroup Inc.1	767,307	3,629
Bank of America Corp.	33,396	446
		1,275,682

MATERIALS — 9.82%
BHP Billiton Ltd.	4,340,000	200,863
Dow Chemical Co.	5,500,000	187,770
Monsanto Co.	2,200,000	153,208
Sigma-Aldrich Corp.	1,840,000	122,470
Rio Tinto PLC	1,681,753	117,637
FMC Corp.	1,250,000	99,862
Nucor Corp.	1,900,000	83,258
Martin Marietta Materials, Inc.	840,000	77,482
Barrick Gold Corp.	660,000	35,099
		1,077,649

HEALTH CARE — 9.12%
Merck & Co., Inc.	5,200,000	187,408
Amgen Inc.1	2,350,000	129,015
Johnson & Johnson	2,060,000	127,411
Cardinal Health, Inc.	2,901,424	111,154
Baxter International Inc.	1,500,000	75,930
Gilead Sciences, Inc.1	2,000,000	72,480
UnitedHealth Group Inc.	2,000,000	72,220
Eli Lilly and Co.	2,000,000	70,080
Bristol-Myers Squibb Co.	2,500,000	66,200
Medtronic, Inc.	1,250,000	46,362
Aetna Inc.	1,394,000	42,531
		1,000,791

INDUSTRIALS — 8.76%
Boeing Co.	2,250,000	146,835
Deere & Co.	1,100,000	91,355
IDEX Corp.	1,950,000	76,284
Expeditors International of Washington, Inc.	1,266,245	69,137
Emerson Electric Co.	1,200,000	68,604
Tyco International Ltd.	1,600,000	66,304
Robert Half International Inc.	2,150,000	65,790
United Parcel Service, Inc., Class B	820,000	59,516
Danaher Corp.	1,220,000	57,547
Lockheed Martin Corp.	750,000	52,433
Iron Mountain Inc.	2,000,000	50,020
Roper Industries, Inc.	600,000	45,858
Union Pacific Corp.	400,000	37,064
Waste Management, Inc.	1,000,000	36,870
ITT Corp.	700,000	36,477
Nortek, Inc.1	16,450	592
Atrium Corp.1,2,3	535	48
		960,734

ENERGY — 8.21%
Schlumberger Ltd.	2,030,000	169,505
Chevron Corp.	1,400,000	127,750
Transocean Ltd.1	1,500,000	104,265
Suncor Energy Inc.	2,150,000	82,774
Denbury Resources Inc.1	4,000,000	76,360
Apache Corp.	640,000	76,307
Rosetta Resources Inc.1	1,500,000	56,460
Tenaris SA (ADR)	1,100,000	53,878
Noble Energy, Inc.	600,000	51,648
Occidental Petroleum Corp.	400,000	39,240
Core Laboratories NV	400,000	35,620
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	26,488
		900,295

CONSUMER DISCRETIONARY — 7.38%
Comcast Corp., Class A	7,750,000	170,268
Home Depot, Inc.	4,450,000	156,017
Johnson Controls, Inc.	2,150,000	82,130
DIRECTV, Class A1	2,000,000	79,860
Carnival Corp., units	1,560,000	71,932
Best Buy Co., Inc.	1,845,000	63,265
CarMax, Inc.1	1,940,000	61,847
Amazon.com, Inc.1	300,000	54,000
McDonald’s Corp.	430,000	33,007
Toyota Motor Corp.	800,000	31,728
Cooper-Standard Holdings Inc.1,4	101,627	4,573
Cooper-Standard Holdings Inc.1,4	21,607	972
		809,599

CONSUMER STAPLES — 4.13%
Coca-Cola Co.	2,000,000	131,540
Unilever NV (New York registered)	2,480,000	77,872
Colgate-Palmolive Co.	960,000	77,155
PepsiCo, Inc.	1,000,000	65,330
Philip Morris International Inc.	1,000,000	58,530
CVS/Caremark Corp.	1,000,000	34,770
Origin Enterprises PLC	1,773,300	7,583
		452,780

TELECOMMUNICATION SERVICES — 1.84%
American Tower Corp., Class A1	2,200,000	113,608
AT&T Inc.	3,000,000	88,140
Colt Group SA1	51,200	110
		201,858

UTILITIES — 0.90%
Exelon Corp.	1,250,000	52,050
FirstEnergy Corp.	1,250,000	46,275
		98,325

MISCELLANEOUS — 2.05%
Other common stocks in initial period of acquisition		224,706

Total common stocks (cost: $6,649,795,000)		8,396,413

Preferred stocks — 0.06%

FINANCIALS — 0.06%
QBE Capital Funding II LP 6.797%4,5	3,250,000	2,833
BNP Paribas 7.195%4,5	2,600,000	2,509
AXA SA, Series B, 6.379%4,5	1,315,000	1,202

Total preferred stocks (cost: $6,861,000)		6,544

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20171,4	38,220	994

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		46

Total rights & warrants (cost: $3,156,000)		1,040

Convertible securities — 0.04%

CONSUMER DISCRETIONARY — 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred3,4	19,937	4,141

Total convertible securities (cost: $1,973,000)		4,141

	Principal amount	Value
Bonds, notes & other debt instruments — 20.78%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.40%
U.S. Treasury 4.625% 2011	$74,875	$78,051
U.S. Treasury 4.875% 2012	155,000	162,786
U.S. Treasury 1.50% 2013	30,000	30,435
U.S. Treasury 1.875% 20136	15,051	16,067
U.S. Treasury 2.75% 2013	3,190	3,354
U.S. Treasury 3.625% 2013	35,125	37,558
U.S. Treasury 1.875% 2014	92,000	94,110
U.S. Treasury 1.875% 20156	22,909	24,851
U.S. Treasury 7.25% 2016	2,000	2,522
U.S. Treasury 7.50% 2016	8,000	10,286
U.S. Treasury 1.625% 20186	18,269	19,572
U.S. Treasury 3.50% 2018	1,630	1,715
U.S. Treasury 6.25% 2023	6,235	7,841
U.S. Treasury 6.625% 2027	35,000	46,067
U.S. Treasury 3.50% 2039	107,500	92,669
U.S. Treasury 4.625% 2040	7,000	7,335
Fannie Mae 6.25% 2029	15,575	18,817
Federal Home Loan Bank, Series 467, 5.25% 2014	10,875	12,305
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,216
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,160
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,143
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,861
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,347
CoBank ACB 0.902% 20224,5	3,805	3,017
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,946
Federal Agricultural Mortgage Corp. 5.125% 2011	605	612
		701,643

MORTGAGE-BACKED OBLIGATIONS7 — 5.62%
Fannie Mae 4.89% 2012	10,000	10,223
Fannie Mae 4.00% 2015	2,147	2,214
Fannie Mae 5.50% 2017	1,042	1,121
Fannie Mae 5.00% 2018	2,729	2,913
Fannie Mae 5.50% 2020	6,149	6,638
Fannie Mae 6.00% 2021	255	277
Fannie Mae 6.00% 2021	208	227
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,562	1,619
Fannie Mae 4.00% 2024	16,043	16,552
Fannie Mae 4.00% 2024	11,894	12,271
Fannie Mae 4.00% 2024	5,924	6,112
Fannie Mae 4.00% 2024	4,011	4,138
Fannie Mae 3.50% 2025	47,000	47,448
Fannie Mae 3.50% 2025	18,000	18,172
Fannie Mae 3.50% 2025	8,000	8,076
Fannie Mae 4.00% 2025	12,514	12,940
Fannie Mae 4.50% 2025	29,001	30,478
Fannie Mae 4.50% 2025	5,372	5,646
Fannie Mae 6.00% 2026	2,087	2,298
Fannie Mae 5.50% 2033	4,891	5,262
Fannie Mae 5.50% 2033	3,029	3,258
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	611	518
Fannie Mae 6.00% 2036	10,307	11,226
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,088	2,302
Fannie Mae 5.00% 2037	1,921	2,021
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	484	531
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	230	246
Fannie Mae 6.00% 2037	19,692	21,496
Fannie Mae 6.00% 2037	4,765	5,186
Fannie Mae 6.00% 2037	1,946	2,113
Fannie Mae 6.00% 2037	433	470
Fannie Mae 6.00% 2038	827	900
Fannie Mae 3.50% 2040	8,000	7,650
Fannie Mae 4.00% 2040	15,000	14,942
Fannie Mae 4.00% 2040	7,000	6,973
Fannie Mae 4.50% 2040	37,774	38,821
Fannie Mae 4.50% 2040	3,111	3,197
Fannie Mae 4.50% 2040	1,607	1,651
Fannie Mae 6.00% 2040	8,294	8,998
Fannie Mae 3.50% 2041	53,000	50,632
Fannie Mae 4.50% 2041	50,000	51,336
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	552	636
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	141	164
Fannie Mae 7.00% 2047	852	938
Fannie Mae 7.00% 2047	837	921
Fannie Mae 7.00% 2047	36	40
Freddie Mac 5.00% 2018	928	990
Freddie Mac 5.00% 2023	2,002	2,129
Freddie Mac 6.00% 2026	7,374	8,020
Freddie Mac, Series T-041, Class 3-A, 7.299% 20325	648	756
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,219	4,576
Freddie Mac, Series 3312, Class PA, 5.50% 2037	4,327	4,601
Freddie Mac 5.00% 2038	15,181	15,915
Freddie Mac 5.466% 20385	202	213
Freddie Mac 6.50% 2038	2,601	2,886
Freddie Mac 5.00% 2040	12,096	12,696
Government National Mortgage Assn. 4.50% 2040	6,605	6,868
Government National Mortgage Assn. 4.00% 2041	26,000	26,183
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.318% 20375	12,000	12,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,165	1,210
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,253	3,310
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,154	1,193
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	1,738	1,760
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,218	4,342
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	500	521
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20445	10,000	10,732
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	3,125	3,353
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	2,125	2,240
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	1,875	1,977
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	7,017
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	3,358	3,434
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20385	3,000	3,277
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20445	2,250	2,424
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	3,000	3,226
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.315% 20455	5,000	5,256
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,009	5,097
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,102	4,884
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	2,224	2,232
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,234	2,297
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,237	3,373
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	376
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	500	513
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20184	4,000	4,023
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,953	3,046
Bank of America 5.50% 20124	2,240	2,358
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,480	1,533
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,140	1,159
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	76	75
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20445	483	483
		616,612

FINANCIALS — 1.73%
CIT Group Inc., Series A, 7.00% 2013	8,075	8,257
CIT Group Inc., Series A, 7.00% 2014	11,480	11,623
CIT Group Inc., Series A, 7.00% 2015	5,459	5,486
Realogy Corp., Term Loan B, 3.286% 20135,7,8	7,502	7,073
Realogy Corp., Term Loan DD, 3.286% 20135,7,8	5,175	4,879
Realogy Corp., Letter of Credit, 3.297% 20135,7,8	1,022	963
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	11,085	12,173
International Lease Finance Corp., Series Q, 5.45% 2011	13,670	13,773
International Lease Finance Corp., Series Q, 5.75% 2011	4,250	4,293
Developers Diversified Realty Corp. 5.50% 2015	180	185
Developers Diversified Realty Corp. 9.625% 2016	8,500	10,098
Developers Diversified Realty Corp. 7.50% 2017	4,500	5,033
UBS AG 5.875% 2017	7,625	8,398
ProLogis 7.375% 2019	6,250	6,838
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,025	1,090
Westfield Group 5.70% 20164	3,700	3,999
Westfield Group 7.125% 20184	1,275	1,469
Royal Bank of Scotland PLC 4.875% 2015	6,000	6,143
Kimco Realty Corp. 6.875% 2019	5,375	6,091
JPMorgan Chase & Co. 2.60% 2016	6,000	5,828
Liberty Mutual Group Inc. 6.50% 20354	1,085	964
Liberty Mutual Group Inc. 7.50% 20364	4,855	4,841
Regions Financial Corp. 6.375% 2012	5,172	5,271
Société Générale 2.50% 20144	5,000	4,999
Hospitality Properties Trust 6.70% 2018	4,415	4,635
Simon Property Group, LP 5.875% 2017	1,500	1,649
Simon Property Group, LP 10.35% 2019	2,000	2,738
Morgan Stanley, Series F, 6.625% 2018	4,000	4,345
HBOS PLC 6.75% 20184	4,600	4,313
Barclays Bank PLC 2.50% 2013	1,875	1,906
Barclays Bank PLC 5.125% 2020	2,000	2,046
Monumental Global Funding III 0.489% 20144,5	4,000	3,845
Wells Fargo & Co. 4.375% 2013	3,615	3,827
HSBC Bank PLC 3.50% 20154	3,500	3,592
Bank of America Corp. 5.75% 2017	3,100	3,231
Standard Chartered PLC 3.85% 20154	3,000	3,092
Goldman Sachs Group, Inc. 3.70% 2015	2,900	2,958
Abbey National Treasury Services PLC 3.875% 20144	2,900	2,876
Lazard Group LLC 7.125% 2015	2,585	2,786
Citigroup Inc. 4.587% 2015	2,400	2,505
Korea Development Bank 5.30% 2013	100	106
		190,217

INDUSTRIALS — 1.51%
Nortek, Inc. 11.00% 2013	19,953	21,350
Nortek, Inc. 10.00% 20184	3,720	3,860
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20145,7,8	1,221	1,074
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20145,7,8	20,367	17,912
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,7,8	3,660	3,670
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	16,020	16,901
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,690	4,280
CEVA Group PLC 8.375% 20174	2,025	2,055
CEVA Group PLC 11.50% 20184	9,975	10,823
Ply Gem Industries, Inc. 11.75% 2013	11,595	12,465
Associated Materials, LLC 9.125% 20174	8,335	8,731
DAE Aviation Holdings, Inc. 11.25% 20154	6,150	6,396
US Investigations Services, Inc., Term Loan B, 3.054% 20155,7,8	727	693
US Investigations Services, Inc. 10.50% 20154	3,600	3,713
US Investigations Services, Inc. 11.75% 20164	1,735	1,781
Volvo Treasury AB 5.95% 20154	5,250	5,708
Koninklijke Philips Electronics NV 5.75% 2018	4,800	5,390
General Electric Co. 5.25% 2017	4,500	4,868
Northwest Airlines, Inc., Term Loan B, 3.81% 20135,7,8	594	568
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	1,545	1,607
Northwest Airlines, Inc., Term Loan A, 2.06% 20185,7,8	1,878	1,671
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	757	776
Union Pacific Corp. 5.75% 2017	830	933
Union Pacific Corp. 5.70% 2018	3,205	3,603
RailAmerica, Inc. 9.25% 2017	4,089	4,513
Ashtead Group PLC 8.625% 20154	1,800	1,874
Ashtead Capital, Inc. 9.00% 20164	2,150	2,252
Norfolk Southern Corp. 5.75% 2016	2,255	2,537
Norfolk Southern Corp. 5.75% 2018	1,075	1,216
Norfolk Southern Corp. 7.05% 2037	60	72
United Technologies Corp. 5.70% 2040	3,000	3,283
Atlas Copco AB 5.60% 20174	2,750	2,967
Burlington Northern Santa Fe Corp. 7.00% 2014	1,945	2,224
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	298	297
United Air Lines, Inc., Series 1996-A2, 7.87% 20193,7,10	1,211	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	14	14
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,7	59	56
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	797	811
Navios Maritime Acquisition Corp. 8.625% 20174	1,145	1,177
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,7	567	614
Roofing Supply Group 8.625% 20174	525	543
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	505	487
		165,765

HEALTH CARE — 1.45%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	7,410	7,558
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	15,140	15,291
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	1,725	1,738
HCA Inc. 9.125% 2014	2,000	2,103
HCA Inc. 9.25% 2016	200	214
HCA Inc. 7.75% 20214	13,260	13,293
VWR Funding, Inc., Series B, 10.25% 20155,11	14,719	15,529
Tenet Healthcare Corp. 7.375% 2013	12,855	13,241
Bausch & Lomb Inc. 9.875% 2015	10,975	11,798
PTS Acquisition Corp. 9.50% 20155,11	6,559	6,657
PTS Acquisition Corp. 9.75% 2017	€3,525	4,710
Boston Scientific Corp. 6.25% 2015	$2,000	2,124
Boston Scientific Corp. 7.00% 2035	3,890	3,910
Boston Scientific Corp. 7.375% 2040	2,390	2,620
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,415
Multiplan Inc. 9.875% 20184	6,105	6,502
HealthSouth Corp. 10.75% 2016	5,900	6,387
Novartis Capital Corp. 2.90% 2015	6,000	6,170
Surgical Care Affiliates, Inc. 8.875% 20154,5,11	5,870	5,987
Surgical Care Affiliates, Inc. 10.00% 20174	135	138
Cardinal Health, Inc. 5.80% 2016	4,500	5,055
Pfizer Inc 4.45% 2012	4,500	4,697
Symbion Inc. 11.75% 20155,11	5,294	4,382
ConvaTec Healthcare 10.50% 20184	2,950	3,005
Merge Healthcare Inc 11.75% 2015	2,735	2,926
Biogen Idec Inc. 6.00% 2013	2,560	2,767
Abbott Laboratories 5.125% 2019	2,400	2,647
		158,864

CONSUMER DISCRETIONARY — 1.00%
Univision Communications Inc. 12.00% 20144	1,500	1,650
Univision Communications Inc. 10.50% 20154,5,11	22,686	23,825
Univision Communications Inc., Term Loan, 4.511% 20175,7,8	10	10
Allison Transmission Holdings, Inc. 11.00% 20154	5,625	6,159
Allison Transmission Holdings, Inc. 11.25% 20154,5,11	16,019	17,540
MGM Resorts International 6.75% 2012	13,265	13,265
MGM Resorts International 6.75% 2013	1,755	1,753
Comcast Corp. 6.45% 2037	1,750	1,876
Comcast Corp. 6.95% 2037	5,125	5,815
Time Warner Cable Inc. 6.75% 2018	3,345	3,905
Time Warner Cable Inc. 8.75% 2019	180	229
Time Warner Cable Inc. 5.00% 2020	3,000	3,093
Toys “R” Us, Inc. 7.625% 2011	4,085	4,218
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,190	2,310
Volkswagen International Finance NV 1.625% 20134	4,000	4,001
Time Warner Inc. 5.875% 2016	2,760	3,119
AOL Time Warner Inc. 7.625% 2031	130	159
News America Inc. 5.30% 2014	2,295	2,538
News America Inc. 6.90% 2019	500	600
Staples, Inc. 9.75% 2014	2,500	3,032
Michaels Stores, Inc. 0%/13.00% 20169	2,400	2,388
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,218
Boyd Gaming Corp. 9.125% 20184	2,135	2,119
PETCO Animal Supplies, Inc. 9.25% 20184	2,000	2,118
Thomson Reuters Corp. 5.95% 2013	1,575	1,749
Thomson Reuters Corp. 6.50% 2018	140	163
		109,852

TELECOMMUNICATION SERVICES — 0.96%
Sprint Capital Corp. 8.375% 2012	10,145	10,779
Nextel Communications, Inc., Series E, 6.875% 2013	3,770	3,798
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	5,412
Nextel Communications, Inc., Series D, 7.375% 2015	2,775	2,792
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	5,320	5,759
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	4,370	4,731
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	2,635	2,734
Wind Acquisition SA 11.75% 20174	7,025	7,956
Wind Acquisition SA 7.375% 2018	€2,835	3,817
Cricket Communications, Inc. 10.00% 2015	$3,275	3,525
Cricket Communications, Inc. 7.75% 2016	6,615	6,896
Trilogy International Partners, LLC, 10.25% 20164	7,550	7,512
Verizon Communications Inc. 5.50% 2017	4,125	4,565
Verizon Communications Inc. 6.35% 2019	2,340	2,705
AT&T Inc. 6.70% 2013	4,340	4,934
SBC Communications Inc. 5.10% 2014	1,125	1,232
SBC Communications Inc. 5.625% 2016	125	140
LightSquared, Term Loan B, 12.00% 20147,8,11	6,475	5,976
Vodafone Group PLC, Term Loan, 6.875% 20153,7,8,11	5,400	5,535
American Tower Corp. 4.625% 2015	3,875	4,052
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,293
Telecom Italia Capital SA 5.25% 2015	1,005	1,030
Telecom Italia Capital SA 6.999% 2018	215	228
Deutsche Telekom International Finance BV 5.875% 2013	3,000	3,306
Telefónica Emisiones, SAU 3.729% 2015	925	919
Telefónica Emisiones, SAU 5.134% 2020	2,075	2,001
Hawaiian Telcom, Inc. 9.00% 20155,7,8,11	215	217
		104,844

INFORMATION TECHNOLOGY — 0.65%
First Data Corp. 9.875% 2015	197	189
First Data Corp. 9.875% 2015	138	131
First Data Corp. 10.55% 201511	1,122	1,039
First Data Corp. 11.25% 2016	1,790	1,575
First Data Corp. 8.875% 20204	1,460	1,548
First Data Corp. 8.25% 20214	6,509	6,281
First Data Corp. 12.625% 20214	13,036	12,515
First Data Corp. 8.75% 20224,5,11	6,525	6,346
NXP BV and NXP Funding LLC 9.50% 2015	4,440	4,762
NXP BV and NXP Funding LLC 9.75% 20184	13,610	15,379
Freescale Semiconductor, Inc. 9.125% 20145,11	3,562	3,740
Freescale Semiconductor, Inc. 10.125% 2016	8,590	9,084
Freescale Semiconductor, Inc. 10.125% 20184	4,100	4,633
Sanmina-SCI Corp. 6.75% 2013	2,525	2,531
Sanmina-SCI Corp. 8.125% 2016	1,925	1,954
		71,707

ENERGY — 0.40%
Petroplus Finance Ltd. 6.75% 20144	6,700	6,198
Petroplus Finance Ltd. 7.00% 20174	3,875	3,449
Petroplus Finance Ltd. 9.375% 20194	100	93
Kinder Morgan Energy Partners LP 6.00% 2017	6,620	7,318
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,490
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,407
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,190
Cenovus Energy Inc. 4.50% 2014	4,000	4,290
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,425
Husky Energy Inc. 6.80% 2037	2,800	3,102
Williams Partners L.P. 4.125% 2020	3,000	2,847
Williams Companies, Inc. 7.875% 2021	1,646	1,946
		43,755

CONSUMER STAPLES — 0.34%
Rite Aid Corp. 8.625% 2015	3,750	3,300
Rite Aid Corp. 9.75% 2016	7,750	8,573
Rite Aid Corp. 10.25% 2019	3,720	3,883
Rite Aid Corp. 8.00% 2020	3,830	4,007
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,391
British American Tobacco International Finance PLC 9.50% 20184	2,470	3,255
Kraft Foods Inc. 2.625% 2013	2,500	2,573
CVS Caremark Corp. 6.943% 20307	2,345	2,556
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,556
Delhaize Group 6.50% 2017	1,800	2,043
		37,137

UTILITIES — 0.28%
MidAmerican Energy Co. 5.95% 2017	1,375	1,572
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,433
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	3,704
Electricité de France SA 6.50% 20194	170	199
Electricité de France SA 6.95% 20394	4,000	4,749
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,492
Veolia Environnement 5.25% 2013	3,775	4,080
Alabama Power Co., Series 2008-B, 5.80% 2013	3,035	3,402
PG&E Corp. 5.75% 2014	2,000	2,191
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,072
Appalachian Power Co., Series M, 5.55% 2011	1,500	1,517
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,7	1,034	1,098
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	57
		30,566

MATERIALS — 0.21%
Georgia Gulf Corp. 10.75% 2016	3,500	3,728
Georgia Gulf Corp. 9.00% 20174	7,225	7,875
Anglo American Capital PLC 2.15% 20134	5,000	5,046
International Paper Co. 7.30% 2039	2,500	2,858
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,945
Mercer International Inc. 9.50% 20174	1,275	1,316
		22,768

ASSET-BACKED OBLIGATIONS7 — 0.14%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,106
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.011% 20345	3,043	2,553
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,340	2,451
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,817
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	1,619	1,666
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.561% 20194,5	1,667	1,602
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,408	1,254
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	534
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.061% 20345	225	178
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	143	143
		15,304

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.09%
Polish Government 5.25% 2014	1,000	1,069
Polish Government 6.375% 2019	2,950	3,319
Croatian Government 6.75% 20194	3,000	3,145
Hungarian Government 6.25% 2020	2,625	2,549
		10,082

Total bonds, notes & other debt instruments (cost: $2,182,605,000)		2,279,116

Short-term securities — 3.49%

Federal Home Loan Bank 0.16%–0.17% due 1/28–2/4/2011	77,136	77,123
General Electric Capital Corp. 0.15% due 1/3/2011	69,400	69,399
Freddie Mac 0.17%–0.19% due 1/25–3/30/2011	56,500	56,490
U.S. Treasury Bill 0.132% due 3/17/2011	48,800	48,790
NetJets Inc. 0.19% due 1/10/20114	46,399	46,397
Johnson & Johnson 0.22% due 1/20/20114	30,400	30,396
JPMorgan Chase & Co. 0.20% due 2/7/2011	28,700	28,694
Fannie Mae 0.24%–0.31% due 1/5–2/1/2011	25,500	25,496

Total short-term securities (cost: $382,778,000)		382,785

Total investment securities (cost: $9,227,168,000)		11,070,039
Other assets less liabilities		(101,809)

Net assets		$10,968,230

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of $48,000) may be subject to legal or contractual restrictions on resale.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $11,303,000, which represented .10% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $405,761,000, which represented 3.70% of the net assets of the fund.

5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government retail price index.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $62,414,000, which represented .57% of the net assets of the fund.

9Step bond; coupon rate will increase at a later date.
10Scheduled interest and/or principal payment was not received.
11Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Bond Fund
Investment portfolio

December 31, 2010

Bonds, notes & other debt instruments — 93.22%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 32.48%
U.S. Treasury 0.875% 2011	$123,500	$123,787
U.S. Treasury 0.875% 2011	104,250	104,427
U.S. Treasury 4.50% 2011	4,850	4,883
U.S. Treasury 4.875% 2011	91,250	92,637
U.S. Treasury 1.00% 2012	274,490	276,617
U.S. Treasury 1.00% 2012	122,750	123,757
U.S. Treasury 2.00% 20121	36,105	37,438
U.S. Treasury 4.50% 2012	60,000	63,098
U.S. Treasury 4.875% 2012	50,000	52,511
U.S. Treasury 1.125% 2013	328,098	330,827
U.S. Treasury 2.00% 2013	94,375	97,173
U.S. Treasury 1.875% 20131	29,769	31,778
U.S. Treasury 3.125% 2013	15,000	15,916
U.S. Treasury 3.125% 2013	10,000	10,611
U.S. Treasury 3.625% 2013	25,000	26,732
U.S. Treasury 4.25% 2013	15,000	16,417
U.S. Treasury 1.75% 2014	8,865	9,052
U.S. Treasury 2.00% 20141	28,408	30,525
U.S. Treasury 1.375% 2015	3,240	3,149
U.S. Treasury 1.625% 20151	28,634	30,556
U.S. Treasury 2.125% 2015	30,250	30,413
U.S. Treasury 4.00% 2015	10,000	10,957
U.S. Treasury 2.00% 20161	6,887	7,507
U.S. Treasury 2.375% 2016	75,000	75,967
U.S. Treasury 3.00% 2016	27,925	28,998
U.S. Treasury 5.125% 2016	52,500	60,504
U.S. Treasury 7.50% 2016	50,000	64,285
U.S. Treasury 2.50% 2017	30,750	30,637
U.S. Treasury 4.625% 2017	29,895	33,668
U.S. Treasury 8.75% 2017	75,000	103,014
U.S. Treasury 8.875% 2017	15,000	20,843
U.S. Treasury 4.00% 2018	70,000	75,871
U.S. Treasury 3.125% 2019	47,262	47,770
U.S. Treasury 3.625% 2019	20,365	21,279
U.S. Treasury 8.125% 2019	20,000	27,873
U.S. Treasury 2.625% 2020	30,000	28,301
U.S. Treasury 3.50% 2020	11,270	11,546
U.S. Treasury 8.75% 2020	40,000	58,453
U.S. Treasury 7.125% 2023	25,000	33,602
U.S. Treasury 6.875% 2025	65,000	86,917
U.S. Treasury 4.375% 2038	20,000	20,220
U.S. Treasury 4.25% 2039	172,286	169,778
U.S. Treasury 4.50% 2039	30,000	30,824
U.S. Treasury 3.875% 2040	43,500	40,073
U.S. Treasury 4.625% 2040	132,000	138,325
Freddie Mac 5.25% 2011	15,250	15,664
Freddie Mac 2.125% 2012	50,000	51,217
Freddie Mac 5.75% 2012	40,000	42,214
Freddie Mac 1.625% 2013	30,000	30,534
Freddie Mac 2.50% 2014	30,000	31,093
Federal Home Loan Bank 1.75% 2012	44,000	44,825
Federal Home Loan Bank 2.25% 2012	20,000	20,460
Federal Home Loan Bank 3.625% 2013	25,000	26,733
Federal Home Loan Bank 4.00% 2013	30,000	32,356
Federal Home Loan Bank 5.375% 2016	5,000	5,780
Fannie Mae 5.50% 2011	5,000	5,054
Fannie Mae 1.00% 2013	25,000	24,962
Fannie Mae 4.625% 2013	6,700	7,230
Fannie Mae 2.50% 2014	6,250	6,478
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.553% 20122	15,000	15,071
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,280
CoBank ACB 7.875% 20183	9,260	10,307
CoBank ACB 0.902% 20222,3	19,990	15,851
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,195
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,207
Tennessee Valley Authority 5.25% 2039	10,500	11,095
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,216
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,202
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,454
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,201
		3,197,195

MORTGAGE-BACKED OBLIGATIONS4 — 30.99%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,149
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,870
Fannie Mae 5.00% 2023	1,971	2,092
Fannie Mae 5.50% 2023	6,718	7,228
Fannie Mae 4.00% 2024	36,170	37,317
Fannie Mae 4.00% 2024	22,639	23,357
Fannie Mae 4.00% 2024	18,400	18,983
Fannie Mae 4.00% 2024	14,812	15,282
Fannie Mae 4.00% 2024	14,326	14,781
Fannie Mae 4.00% 2024	11,688	12,045
Fannie Mae 4.00% 2024	2,995	3,090
Fannie Mae 3.50% 2025	181,610	183,341
Fannie Mae 3.50% 2025	60,250	60,824
Fannie Mae 3.50% 2025	40,329	40,714
Fannie Mae 3.50% 2025	29,662	29,944
Fannie Mae 3.50% 2025	20,000	20,191
Fannie Mae 3.50% 2025	6,127	6,186
Fannie Mae 3.50% 2025	4,862	4,908
Fannie Mae 3.50% 2025	3,109	3,139
Fannie Mae 3.50% 2025	3,030	3,059
Fannie Mae 3.50% 2025	3,026	3,058
Fannie Mae 3.50% 2025	2,213	2,234
Fannie Mae 3.50% 2025	1,363	1,376
Fannie Mae 4.00% 2025	63,346	65,504
Fannie Mae 4.00% 2025	14,387	14,877
Fannie Mae 4.00% 2025	12,437	12,861
Fannie Mae 4.00% 2025	9,706	10,036
Fannie Mae 4.50% 2025	2,936	3,085
Fannie Mae, Series 2001-4, Class GA, 9.893% 20252	58	68
Fannie Mae 3.50% 2026	207,500	208,991
Fannie Mae 3.50% 2026	75,000	75,715
Fannie Mae 3.50% 2026	60,750	61,329
Fannie Mae 3.50% 2026	30,931	31,199
Fannie Mae 6.00% 2026	1,854	2,042
Fannie Mae 5.50% 2027	2,060	2,219
Fannie Mae 6.00% 2027	4,522	4,937
Fannie Mae 6.00% 2028	2,115	2,303
Fannie Mae 5.50% 2036	2,247	2,414
Fannie Mae 6.00% 2036	11,501	12,538
Fannie Mae 6.00% 2036	3,816	4,156
Fannie Mae 5.50% 2037	9,237	9,891
Fannie Mae 5.50% 2037	7,771	8,334
Fannie Mae 5.50% 2037	5,280	5,663
Fannie Mae 5.791% 20372	5,319	5,692
Fannie Mae 5.974% 20372	3,347	3,508
Fannie Mae 6.00% 2037	30,716	33,429
Fannie Mae 6.00% 2037	26,472	28,810
Fannie Mae 6.00% 2037	17,229	18,751
Fannie Mae 6.00% 2037	16,233	17,667
Fannie Mae 6.00% 2037	6,559	7,138
Fannie Mae 6.00% 2037	6,522	7,098
Fannie Mae 6.00% 2037	6,222	6,761
Fannie Mae 6.00% 2037	4,283	4,661
Fannie Mae 6.00% 2037	3,052	3,314
Fannie Mae 6.00% 2037	2,004	2,184
Fannie Mae 6.00% 2037	1,884	2,022
Fannie Mae 6.00% 2037	1,494	1,630
Fannie Mae 6.00% 2037	1,285	1,398
Fannie Mae 6.00% 2037	1,109	1,210
Fannie Mae 6.50% 2037	4,345	4,822
Fannie Mae 5.351% 20382	1,054	1,106
Fannie Mae 5.50% 2038	44,141	47,269
Fannie Mae 5.50% 2038	13,767	14,788
Fannie Mae 5.50% 2038	13,158	14,090
Fannie Mae 5.50% 2038	13,036	13,960
Fannie Mae 5.50% 2038	12,961	13,849
Fannie Mae 5.50% 2038	12,801	13,706
Fannie Mae 5.50% 2038	12,018	12,915
Fannie Mae 5.50% 2038	11,201	11,993
Fannie Mae 5.50% 2038	9,520	10,193
Fannie Mae 5.50% 2038	6,086	6,528
Fannie Mae 6.00% 2038	57,251	62,307
Fannie Mae 6.00% 2038	43,822	47,551
Fannie Mae 6.00% 2038	29,427	31,949
Fannie Mae 6.00% 2038	22,227	24,190
Fannie Mae 6.00% 2038	13,936	15,167
Fannie Mae 6.00% 2038	10,275	11,160
Fannie Mae 6.00% 2038	9,189	9,981
Fannie Mae 6.00% 2038	9,091	9,894
Fannie Mae 6.00% 2038	2,595	2,823
Fannie Mae 6.50% 2038	20,254	22,530
Fannie Mae 3.577% 20392	17,639	18,306
Fannie Mae 3.607% 20392	7,731	8,033
Fannie Mae 3.669% 20392	677	701
Fannie Mae 3.779% 20392	6,497	6,765
Fannie Mae 3.823% 20392	798	836
Fannie Mae 3.847% 20392	1,052	1,093
Fannie Mae 3.852% 20392	3,949	4,135
Fannie Mae 3.898% 20392	2,204	2,290
Fannie Mae 3.941% 20392	3,153	3,308
Fannie Mae 3.959% 20392	838	874
Fannie Mae 4.50% 2039	14,204	14,599
Fannie Mae 5.00% 2039	38,050	40,036
Fannie Mae 5.00% 2039	27,728	29,178
Fannie Mae 5.00% 2039	23,854	25,099
Fannie Mae 5.00% 2039	9,965	10,486
Fannie Mae 5.50% 2039	13,301	14,239
Fannie Mae 6.00% 2039	4,535	4,933
Fannie Mae 6.00% 2039	1,345	1,459
Fannie Mae 6.00% 2039	930	1,012
Fannie Mae 3.146% 20402	6,843	7,009
Fannie Mae 4.00% 2040	15,000	14,942
Fannie Mae 4.00% 2040	14,537	14,480
Fannie Mae 4.50% 2040	181,888	186,930
Fannie Mae 4.50% 2040	122,479	125,874
Fannie Mae 4.50% 2040	41,107	42,247
Fannie Mae 5.00% 2040	29,624	31,170
Fannie Mae 4.00% 2041	50,000	49,750
Fannie Mae 4.50% 2041	25,000	25,668
Fannie Mae 5.00% 2041	25,000	26,285
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	83	95
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	68	75
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	102	119
Fannie Mae, Series 2002-W1, Class 2A, 7.365% 20422	105	121
Freddie Mac 3.50% 2025	30,250	30,486
Freddie Mac 4.00% 2025	85,444	88,048
Freddie Mac 4.00% 2025	33,304	34,261
Freddie Mac 4.50% 2025	39,965	41,826
Freddie Mac 4.50% 2025	32,117	33,612
Freddie Mac 4.50% 2025	19,248	20,145
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,211	1,332
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,223	1,888
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,875	1,646
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,351	5,748
Freddie Mac, Series 3318, Class JT, 5.50% 2037	3,950	4,200
Freddie Mac 5.704% 20372	2,140	2,259
Freddie Mac 5.00% 2038	189	200
Freddie Mac 5.00% 2038	7	7
Freddie Mac 3.721% 20392	972	1,012
Freddie Mac 3.851% 20392	3,320	3,465
Freddie Mac 3.152% 20402	8,019	8,202
Government National Mortgage Assn. 3.50% 2025	5,253	5,332
Government National Mortgage Assn. 3.50% 2025	2,459	2,496
Government National Mortgage Assn. 3.50% 2025	1,982	2,012
Government National Mortgage Assn. 3.50% 20405	30,000	28,927
Government National Mortgage Assn. 4.50% 2040	6,316	6,568
Government National Mortgage Assn. 4.00% 2041	189,370	190,701
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,531	2,605
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	2,020
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,750
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	18,722
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.659% 20392	1,225	1,289
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	7,000	7,415
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,275	2,326
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20382	9,710	10,607
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	14,500	15,299
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.318% 20372	4,000	4,089
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.555% 20372,3	2,000	1,176
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.872% 20452	11,790	12,864
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.742% 20492	9,340	9,938
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20442	12,635	13,613
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	12,805	13,769
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	1,650	1,770
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,305	9,919
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	742	745
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	9,470	10,174
Nykredit 4.00% 2035	DKr54,938	9,627
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	$2,000	2,050
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20392	3,160	3,256
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,575
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,097
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	2,000	2,109
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,217
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,636
Bank of America 5.50% 20123	7,000	7,368
Royal Bank of Canada 3.125% 20153	6,840	7,034
Compagnie de Financement Foncier 2.125% 20133	6,400	6,458
Barclays Bank PLC 4.00% 2019	€4,700	6,316
Swedish Government, Series 124, 4.00% 2012	SKr34,000	5,144
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20183	$4,929	4,954
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,527	1,526
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	745	744
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	2,487	2,549
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 20442	1,000	1,078
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.315% 20452	3,000	3,154
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,000	3,224
Northern Rock PLC 5.625% 20173	3,000	3,065
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.728% (undated)2	2,500	2,709
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.381% 20462	2,088	2,070
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	1,941	2,010
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.015% 20332	1,829	1,837
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,503	1,529
Ally Financial Inc., Series 2001-C1, Class A-2, 6.465% 2034	955	958
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	142	143
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	338	339
		3,049,760

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 7.24%
Polish Government, Series 0414, 5.75% 2014	PLN84,900	29,285
Polish Government 3.875% 2015	$5,930	6,057
Polish Government, Series 1017, 5.25% 2017	PLN69,320	22,894
Polish Government 6.375% 2019	$34,385	38,690
South Korean Government, Series 1303, 5.25% 2013	KRW15,558,470	14,249
South Korean Government 4.25% 2014	18,760,000	16,713
South Korean Government 4.75% 2014	34,120,000	31,233
South Korean Government 5.00% 2014	16,880,000	15,572
South Korean Government 5.75% 2014	$4,800	5,252
United Mexican States Government Global 6.375% 2013	1,260	1,383
United Mexican States Government, Series M10, 7.75% 2017	MXN313,000	26,999
United Mexican States Government Global 5.95% 2019	$9,090	10,181
United Mexican States Government, Series M20, 10.00% 2024	MXN48,400	4,895
United Mexican States Government, Series M30, 10.00% 2036	39,000	3,922
United Mexican States Government Global 6.05% 2040	$5,000	5,138
Canadian Government 2.00% 2014	$ C45,245	45,244
Canadian Government 4.25% 20261	1,331	1,980
Malaysian Government, Series 0109, 2.509% 2012	MYR11,610	3,738
Malaysian Government, Series 509, 3.21% 2013	46,500	15,118
Malaysian Government, Series 3/03, 3.702% 2013	36,750	12,076
Malaysian Government, Series 204, 5.094% 2014	27,905	9,577
Malaysian Government, Series 0409, 3.741% 2015	18,875	6,217
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,634,870	7,392
Hungarian Government 6.25% 2020	$36,690	35,620
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	28,640	29,774
United Kingdom 3.75% 2019	£17,850	28,732
French Government O.A.T. Eurobond 4.00% 2014	€19,480	28,108
Irish Government 4.00% 2014	11,000	13,382
Irish Government 4.40% 2019	4,190	4,185
Irish Government 5.00% 2020	4,185	4,105
German Government, Series 05, 3.25% 2015	9,835	13,970
German Government, Series 06, 3.75% 2017	2,140	3,096
German Government 3.75% 2019	1,030	1,474
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	$7,750	7,928
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,357
Japanese Government, Series 310, 1.00% 2020	¥751,300	9,176
Japanese Government 2.40% 2038	522,350	7,007
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	$14,275	14,575
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	15,400	14,024
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	6,046
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,442
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	6,500	6,612
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,945
European Investment Bank 4.25% 2014	€3,070	4,433
European Investment Bank 6.125% 2017	$ A6,000	6,028
Province of Ontario, Series 1, 1.875% 2012	$10,000	10,197
Israeli Government 5.50% 2017	ILS21,600	6,507
Israeli Government 5.125% 2019	$3,250	3,495
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A3,970	4,110
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	4,761
Kingdom of Denmark 5.00% 2013	DKr39,575	7,817
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,000	7,772
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,442
KfW 1.35% 2014	¥564,000	7,162
France Government Agency-Guaranteed, Société Finance 2.875% 20143	$6,870	7,094
Swedish Government, Series 1047, 5.00% 2020	SKr39,290	6,685
Croatian Government 6.75% 20193	$5,750	6,028
Bermudan Government 5.603% 20203	2,800	2,917
Bermudan Government 5.603% 2020	2,735	2,849
Corporación Andina de Fomento 5.75% 2017	3,000	3,166
Corporación Andina de Fomento 8.125% 2019	1,820	2,150
Russian Federation 7.50% 20304	4,475	5,191
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	4,529
Italian Government 3.00% 2015	3,460	4,491
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,400
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,951
Netherlands Government Eurobond 4.50% 2017	€2,610	3,885
		712,423

FINANCIALS — 6.17%
PLD International Finance LLC 4.375% 2011	1,950	2,612
ProLogis 7.625% 2014	$11,000	12,414
ProLogis 6.625% 2018	17,235	18,327
ProLogis 7.375% 2019	9,335	10,213
ProLogis 6.875% 2020	2,640	2,808
HBOS PLC 6.75% 20183	26,715	25,050
HBOS PLC 4.375% 20192	€965	1,170
Lloyds TSB Bank PLC 5.80% 20203	$8,745	8,649
Lloyds TSB Bank PLC 6.50% 20203	4,025	3,710
HBOS PLC 6.00% 20333	2,500	1,869
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,537
Westfield Group 5.40% 20123	$7,800	8,272
Westfield Group 7.50% 20143	1,265	1,437
Westfield Group 5.70% 20163	6,860	7,414
Westfield Group 7.125% 20183	8,885	10,236
UBS AG 5.875% 2017	9,130	10,056
UBS AG 4.875% 2020	18,075	18,423
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	5,262
Royal Bank of Scotland PLC 3.95% 2015	5,000	4,920
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	6,503
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,460
Royal Bank of Scotland PLC 6.934% 2018	€4,180	5,296
Royal Bank of Scotland PLC 5.625% 2020	$4,500	4,482
Royal Bank of Scotland Group PLC 6.99% (undated)2,3	400	310
JPMorgan Chase & Co. 3.40% 2015	14,000	14,291
JPMorgan Chase & Co. 2.60% 2016	7,240	7,033
JPMorgan Chase & Co. 4.25% 2020	6,075	5,945
Citigroup Inc. 4.587% 2015	8,850	9,236
Citigroup Inc. 4.75% 2015	13,750	14,412
Morgan Stanley, Series F, 6.625% 2018	13,125	14,258
Morgan Stanley, Series F, 5.625% 2019	8,850	9,040
Bank of America Corp. 5.75% 2017	5,190	5,408
Bank of America Corp. 5.65% 2018	10,155	10,392
Bank of America Corp. 5.875% 2021	5,760	5,971
HSBC Bank PLC 3.50% 20153	5,000	5,131
HSBC Finance Corp. 0.726% 20162	8,900	8,203
HSBC Bank USA, NA 4.875% 2020	7,890	7,858
Goldman Sachs Group, Inc. 6.15% 2018	14,025	15,467
Goldman Sachs Group, Inc. 7.50% 2019	4,780	5,609
Kimco Realty Corp. 6.00% 2012	500	536
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,076
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,990
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,165
Kimco Realty Corp. 5.70% 2017	3,000	3,226
Kimco Realty Corp. 4.30% 2018	5,740	5,640
Kimco Realty Corp. 6.875% 2019	3,500	3,966
Standard Chartered PLC 3.85% 20153	10,065	10,373
Standard Chartered Bank 6.40% 20173	7,890	8,454
Abbey National Treasury Services PLC 3.875% 20143	6,130	6,080
Santander Issuances, SA Unipersonal 5.911% 20163	2,400	2,357
Sovereign Bancorp, Inc. 8.75% 2018	5,720	6,271
Santander Issuances, SA Unipersonal 6.50% 20192,3	4,000	3,868
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,039
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,052
Liberty Mutual Group Inc. 7.50% 20363	4,875	4,861
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	4,965
Korea Development Bank 5.30% 2013	5,500	5,809
Korea Development Bank 8.00% 2014	8,750	10,004
Simon Property Group, LP 4.20% 2015	2,430	2,543
Simon Property Group, LP 5.875% 2017	2,500	2,748
Simon Property Group, LP 10.35% 2019	7,580	10,379
UniCredito Italiano SpA 6.00% 20173	14,750	14,444
MetLife Capital Trust IV 7.875% 20672,3	2,505	2,662
MetLife Capital Trust X 9.25% 20682,3	9,300	10,974
Société Générale 5.75% 20163	11,850	12,565
CIT Group Inc., Series A, 7.00% 2013	351	358
CIT Group Inc., Series A, 7.00% 2014	1,731	1,752
CIT Group Inc., Term Loan 3, 6.25% 20152,4,6	2,901	2,967
CIT Group Inc., Series A, 7.00% 2015	5,952	5,982
CIT Group Inc., Series A, 7.00% 2016	1,000	1,006
CNA Financial Corp. 5.85% 2014	625	660
CNA Financial Corp. 6.50% 2016	3,750	4,021
CNA Financial Corp. 7.35% 2019	1,800	1,977
CNA Financial Corp. 7.25% 2023	3,000	3,118
Hospitality Properties Trust 5.125% 2015	765	777
Hospitality Properties Trust 6.30% 2016	300	316
Hospitality Properties Trust 5.625% 2017	3,835	3,815
Hospitality Properties Trust 6.70% 2018	3,530	3,706
International Lease Finance Corp., Series Q, 5.45% 2011	600	604
International Lease Finance Corp., Series Q, 5.75% 2011	900	909
International Lease Finance Corp. 5.00% 2012	600	607
International Lease Finance Corp., Series R, 5.30% 2012	595	605
International Lease Finance Corp., Series R, 5.35% 2012	1,245	1,262
International Lease Finance Corp., Series R, 5.40% 2012	4,060	4,121
Rouse Co. 7.20% 2012	2,360	2,484
Rouse Co. 6.75% 20133	4,500	4,686
SLM Corp., Series A, 0.728% 20112	1,210	1,193
SLM Corp., Series A, 5.45% 2011	5,906	5,958
Wells Fargo & Co. 5.625% 2017	6,250	6,930
UDR, Inc. 5.00% 2012	1,000	1,027
UDR, Inc., Series A, 5.25% 2015	5,400	5,645
Developers Diversified Realty Corp. 5.50% 2015	847	872
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,776
Developers Diversified Realty Corp. 7.50% 2017	860	962
New York Life Global Funding 4.65% 20133	5,700	6,133
Zions Bancorporation 5.65% 2014	5,000	4,994
Zions Bancorporation 6.00% 2015	990	980
ERP Operating LP 6.625% 2012	2,000	2,127
ERP Operating LP 5.25% 2014	3,000	3,274
Barclays Bank PLC 5.125% 2020	5,000	5,115
PNC Funding Corp. 0.488% 20142	5,000	4,929
American Express Co. 6.15% 2017	4,000	4,515
Realogy Corp., Term Loan B, 3.286% 20132,4,6	2,787	2,627
Realogy Corp., Term Loan DD, 3.286% 20132,4,6	887	837
Realogy Corp., Letter of Credit, 3.297% 20132,4,6	380	358
ACE INA Holdings Inc. 5.875% 2014	1,080	1,212
ACE INA Holdings Inc. 2.60% 2015	2,580	2,543
RSA Insurance Group PLC 9.375% 20392	£1,275	2,335
RSA Insurance Group PLC 8.50% (undated)2	760	1,212
Lincoln National Corp. 5.65% 2012	$3,250	3,458
Allied Irish Banks, PLC 12.50% 2019	€9,605	3,409
Nationwide Mutual Insurance Co. 5.81% 20242,3	$3,125	2,874
Nationwide Mutual Insurance Co. 7.875% 20333	515	520
Northern Trust Corp. 4.625% 2014	2,825	3,057
Ford Motor Credit Co. 3.039% 20122	2,755	2,783
Chubb Corp. 6.375% 20672	2,250	2,357
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,207
Monumental Global Funding III 5.25% 20143	$2,000	2,128
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,666
Host Marriott, LP, Series K, 7.125% 2013	199	203
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,425	1,462
BNP Paribas 5.125% 20153	1,425	1,511
Prudential Holdings, LLC, Series C, 8.695% 20233,4	1,250	1,492
AXA SA 8.60% 2030	1,325	1,488
Banco Santander-Chile 5.375% 20143	655	688
Allstate Corp., Series B, 6.125% 20672	405	406
Bank of Ireland 10.00% 2020	€395	306
Development Bank of Singapore Ltd. 7.125% 20113	$200	204
		607,237

CONSUMER DISCRETIONARY — 2.97%
Tele-Communications, Inc. 9.80% 2012	2,000	2,177
Comcast Corp. 5.85% 2015	4,525	5,092
Comcast Corp. 6.30% 2017	1,880	2,156
Comcast Corp. 5.875% 2018	12,645	14,060
Comcast Corp. 5.50% 2029	£1,160	1,817
Comcast Corp. 6.95% 2037	$630	715
Comcast Corp. 6.40% 2038	7,140	7,656
Comcast Corp. 6.40% 2040	9,550	10,271
Time Warner Cable Inc. 5.40% 2012	2,000	2,124
Time Warner Cable Inc. 7.50% 2014	1,185	1,360
Time Warner Cable Inc. 8.25% 2014	7,925	9,205
Time Warner Cable Inc. 6.75% 2018	2,650	3,094
Time Warner Cable Inc. 8.25% 2019	3,495	4,348
Time Warner Cable Inc. 6.75% 2039	5,300	5,873
News America Holdings Inc. 9.25% 2013	2,500	2,883
News America Inc. 6.90% 2019	9,375	11,250
News America Inc. 6.15% 2037	1,000	1,046
News America Inc. 6.65% 2037	4,400	4,889
NBC Universal, Inc. 5.15% 20203	15,500	16,097
NBC Universal, Inc. 6.40% 20403	2,800	2,984
Univision Communications Inc. 10.50% 20152,3,7	6,626	6,958
Univision Communications Inc., Term Loan, 4.511% 20172,4,6	4,780	4,555
Univision Communications Inc. 8.50% 20213	1,500	1,526
AOL Time Warner Inc. 7.625% 2031	1,750	2,133
Time Warner Inc. 6.50% 2036	2,730	2,993
Time Warner Inc. 6.20% 2040	5,450	5,814
Lowe’s Companies, Inc. 4.625% 2020	8,500	8,977
Volkswagen International Finance NV 1.625% 20133	4,750	4,751
Volkswagen International Finance NV 4.00% 20203	4,200	4,141
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,731
Virgin Media Secured Finance PLC 6.50% 2018	2,750	2,908
Virgin Media Finance PLC 8.375% 20193	3,825	4,198
Toys “R” Us, Inc. 7.625% 2011	5,445	5,622
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20162,4,6	1,571	1,588
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	864
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	573
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,335
DaimlerChrysler North America Holding Corp. 8.50% 2031	4,650	6,231
Allison Transmission Holdings, Inc., Term Loan B, 3.02% 20142,4,6	6,020	5,908
Allison Transmission Holdings, Inc. 11.00% 20153	1,225	1,341
Allison Transmission Holdings, Inc. 11.25% 20152,3,7	1,140	1,248
MGM Resorts International 13.00% 2013	3,125	3,711
MGM Resorts International 5.875% 2014	3,200	2,968
MGM Resorts International 7.50% 2016	1,000	940
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20143	3,000	3,367
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	1,924
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	1,400	1,481
Neiman Marcus Group, Inc. 9.00% 20152,7	4,992	5,254
Neiman Marcus Group, Inc. 10.375% 2015	550	584
Walt Disney Co. 5.50% 2019	5,000	5,686
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,4,6	1,506	1,468
Michaels Stores, Inc. 0%/13.00% 20168	1,000	995
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,4,6	510	511
Michaels Stores, Inc. 7.75% 20183	2,400	2,406
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,365
Marks and Spencer Group PLC 6.25% 20173	5,000	5,325
Cinemark USA, Inc., Term Loan, 3.52% 20162,4,6	814	819
Cinemark USA, Inc. 8.625% 2019	4,000	4,350
Edcon (Proprietary) Ltd. 4.276% 20142	€4,000	4,543
Macy’s Retail Holdings, Inc. 8.375% 20152	$3,610	4,242
FCE Bank PLC 7.125% 2013	€3,000	4,199
AMC Entertainment Inc. 8.75% 2019	$3,750	4,022
Cox Communications, Inc. 5.45% 2014	3,500	3,857
Home Depot, Inc. 3.95% 2020	3,750	3,663
Target Corp. 6.00% 2018	3,000	3,478
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,093
J.C. Penney Co., Inc. 5.75% 2018	2,000	1,980
Ziggo Bond Co. BV 8.00% 2018	€2,000	2,766
Staples, Inc. 9.75% 2014	$2,250	2,728
Limited Brands, Inc. 6.90% 2017	1,566	1,672
Limited Brands, Inc. 7.60% 2037	1,000	985
Boyd Gaming Corp. 6.75% 2014	1,000	988
Boyd Gaming Corp. 9.125% 20183	1,600	1,588
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,337
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,096
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,896
MDC Holdings, Inc. 5.50% 2013	1,750	1,836
Seminole Tribe of Florida 5.798% 20133,4	755	760
Seminole Tribe of Florida 7.804% 20203,4	1,100	1,073
Tenneco Automotive Inc. 6.875% 20203	1,700	1,747
Radio One, Inc. 15.00% 20162,3,7	1,575	1,545
PETCO Animal Supplies, Inc., Term Loan B, 6.00% 20172,4,6	1,500	1,504
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,250	1,359
UPC Germany GmbH 8.125% 20173	900	945
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	670
Regal Cinemas Corp. 8.625% 2019	625	666
		292,884

INDUSTRIALS — 2.38%
Volvo Treasury AB 5.95% 20153	28,560	31,051
Volvo Treasury AB 5.00% 2017	€1,090	1,535
Burlington Northern Santa Fe Corp. 7.00% 2014	$6,480	7,410
Burlington Northern Santa Fe Corp. 5.65% 2017	5,500	6,138
Burlington Northern Santa Fe Corp. 5.75% 2018	1,505	1,698
Burlington Northern Santa Fe Corp. 4.70% 2019	7,480	7,832
BNSF Funding Trust I 6.613% 20552	1,680	1,743
Continental Airlines, Inc. 8.75% 2011	2,000	2,065
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20124	1,000	1,013
United Air Lines, Inc., Term Loan B, 2.313% 20142,4,6	4,078	3,950
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20064,5,9	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	118	118
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	764	762
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	1,545	1,615
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	2,805	2,989
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	741	788
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20214	2,044	2,057
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	482	514
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20224	1,302	1,311
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	2,355	2,636
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	1,937	2,198
Union Pacific Corp. 5.125% 2014	2,300	2,494
Union Pacific Corp. 5.75% 2017	1,080	1,214
Union Pacific Corp. 5.70% 2018	3,265	3,671
Union Pacific Corp. 4.00% 2021	7,500	7,408
Norfolk Southern Corp. 5.75% 2016	5,270	5,928
Norfolk Southern Corp. 7.05% 2037	7,210	8,644
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,590
Koninklijke Philips Electronics NV 6.875% 2038	7,150	8,555
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20124	174	175
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	8,535	8,823
AMR Corp. 9.00% 2016	1,500	1,462
AMR Corp. 10.20% 2020	1,345	1,271
AMR Corp. 10.00% 2021	1,200	1,122
United Technologies Corp. 4.50% 2020	10,215	10,743
Nielsen Finance LLC, Term Loan A, 2.264% 20132,4,6	2,465	2,448
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	3,000	3,487
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20168	2,200	2,321
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	710	824
Lockheed Martin Corp. 4.25% 2019	8,000	8,148
Canadian National Railway Co. 4.95% 2014	1,430	1,555
Canadian National Railway Co. 5.55% 2018	5,000	5,640
Northwest Airlines, Inc., Term Loan A, 2.06% 20182,4,6	7,990	7,111
Ashtead Group PLC 8.625% 20153	1,000	1,041
Ashtead Capital, Inc. 9.00% 20163	5,660	5,929
Northrop Grumman Corp. 5.05% 2019	6,180	6,612
CSX Corp. 6.25% 2015	5,000	5,687
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,465
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20142,4,6	312	274
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20142,4,6	5,370	4,723
Kansas City Southern Railway Co. 8.00% 2015	4,500	4,860
ARAMARK Corp., Letter of Credit, 2.136% 20142,4,6	4	4
ARAMARK Corp., Term Loan B, 2.178% 20142,4,6	54	53
ARAMARK Corp. 3.787% 20152	200	197
ARAMARK Corp. 8.50% 2015	2,175	2,284
ARAMARK Corp., Letter of Credit, 3.361% 20162,4,6	126	126
ARAMARK Corp., Term Loan B, 3.553% 20162,4,6	1,915	1,921
US Investigations Services, Inc. 11.75% 20163	3,010	3,089
John Deere Capital Corp. 5.40% 2011	2,000	2,081
John Deere Capital Corp., Series D, 4.50% 2013	500	535
Atlas Copco AB 5.60% 20173	2,340	2,525
RailAmerica, Inc. 9.25% 2017	1,889	2,085
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,922
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,809
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,4	466	481
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4	1,202	1,300
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,063
General Electric Capital Corp., Series A, 0.556% 20182	1,000	901
TransDigm Inc. 7.75% 20183	210	218
		234,242

UTILITIES — 2.22%
Ohio Edison Co. 6.40% 2016	7,750	8,847
Cleveland Electric Illuminating Co. 8.875% 2018	6,170	7,856
Jersey Central Power & Light Co. 7.35% 2019	4,500	5,334
Iberdrola Finance Ireland 3.80% 20143	11,470	11,428
Scottish Power PLC 5.375% 2015	1,230	1,307
Iberdrola Finance Ireland 5.00% 20193	8,500	8,165
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	18,995
Enel Finance International SA 3.875% 20143	15,455	15,730
ENEL SpA 5.625% 2027	€1,130	1,546
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	$4,000	4,500
Consumers Energy Co. 5.65% 2018	940	1,060
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	10,512
Midwest Generation, LLC, Series B, 8.56% 20164	2,138	2,165
Edison Mission Energy 7.00% 2017	4,050	3,230
Edison Mission Energy 7.20% 2019	5,250	4,082
Edison Mission Energy 7.625% 2027	4,500	3,274
Progress Energy, Inc. 7.05% 2019	10,000	11,883
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,367
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,735
E.ON International Finance BV 5.80% 20183	9,740	11,022
Allegheny Energy Supply Co., LLC 8.25% 20123	10,000	10,732
Veolia Environnement 5.25% 2013	2,070	2,237
Veolia Environnement 6.00% 2018	4,000	4,487
Veolia Environnement 6.125% 2033	€1,775	2,597
Public Service Co. of Colorado 3.20% 2020	$9,860	9,316
Israel Electric Corp. Ltd. 7.70% 20183	500	572
Israel Electric Corp. 7.25% 2019	7,750	8,542
NRG Energy, Inc. 7.25% 2014	725	741
NRG Energy, Inc. 7.375% 2016	7,175	7,372
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,109
Sierra Pacific Resources 6.75% 2017	2,500	2,592
NV Energy, Inc 6.25% 2020	1,500	1,515
Niagara Mohawk Power 3.553% 20143	2,625	2,730
National Grid PLC 6.30% 2016	2,315	2,646
Duke Energy Indiana, Inc. 3.75% 2020	5,000	4,891
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.764% 20142,4,6	3,900	3,024
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	1,475	833
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,756
PG&E Corp. 5.75% 2014	2,000	2,191
AES Corp. 8.00% 2020	2,000	2,130
Intergen Power 9.00% 20173	1,000	1,065
		218,116

ENERGY — 2.20%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,086
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,828
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,938
Kinder Morgan Energy Partners LP 6.00% 2017	380	420
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	18,112
Kinder Morgan Energy Partners LP 6.50% 2037	900	932
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,630
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,886
TransCanada PipeLines Ltd. 6.35% 20672	13,395	13,244
Gazprom OJSC 9.25% 2019	13,715	16,922
Gazprom OJSC, Series 2, 8.625% 20343	1,495	1,801
Gazprom OJSC 7.288% 20373	2,000	2,090
StatoilHydro ASA 2.90% 2014	3,110	3,219
Statoil ASA 3.125% 2017	5,000	4,959
StatoilHydro ASA 5.25% 2019	6,130	6,840
Chevron Corp. 4.95% 2019	12,230	13,732
Shell International Finance BV 4.00% 2014	4,860	5,175
Shell International Finance BV 3.10% 2015	7,500	7,710
Rockies Express Pipeline LLC 6.25% 20133	5,000	5,403
Rockies Express Pipeline LLC 6.85% 20183	6,900	7,369
Devon Energy Corp. 5.625% 2014	2,500	2,765
Devon Energy Corp. 6.30% 2019	5,905	6,960
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,051
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,267
Petrobras International 5.75% 2020	4,800	5,004
Petrobras International 6.875% 2040	2,240	2,364
BG Energy Capital PLC 2.50% 20153	7,000	6,943
Williams Companies, Inc. 7.875% 2021	3,403	4,024
Williams Companies, Inc. 8.75% 2032	1,777	2,180
Husky Energy Inc. 7.25% 2019	5,090	6,054
Petroplus Finance Ltd. 6.75% 20143	4,000	3,700
Petroplus Finance Ltd. 9.375% 20193	950	884
Ras Laffan Liquefied Natural Gas III 5.832% 20164	1,784	1,925
Ras Laffan Liquefied Natural Gas II 5.298% 20204	1,053	1,113
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,4	2,400	2,508
Sunoco, Inc. 5.75% 2017	2,000	2,091
Petroleum Export Ltd., Class A-3, 5.265% 20113,4	720	719
Qatar Petroleum 5.579% 20113,4	445	453
		216,301

TELECOMMUNICATION SERVICES — 1.62%
Verizon Communications Inc. 3.75% 2011	$7,040	$7,127
Verizon Communications Inc. 7.375% 2013	5,000	5,797
Verizon Communications Inc. 5.55% 2014	2,900	3,200
Verizon Communications Inc. 5.50% 2017	3,450	3,818
Verizon Communications Inc. 8.50% 2018	7,250	9,501
Verizon Communications Inc. 8.75% 2018	3,750	4,904
Olivetti Finance NV 7.25% 2012	€905	1,288
Telecom Italia Capital SA 6.999% 2018	$8,550	9,066
Telecom Italia SpA and Telecom Italia Finance SA, 5.375% 2019	€2,900	3,998
Telecom Italia Capital SA 7.175% 2019	$6,000	6,430
Telecom Italia Capital SA 6.375% 2033	2,105	1,812
Telecom Italia SpA 7.75% 2033	€3,375	4,819
Telecom Italia Capital SA 7.721% 2038	$4,395	4,367
AT&T Inc. 7.30% 20112	1,850	1,955
AT&T Inc. 6.70% 2013	2,000	2,274
SBC Communications Inc. 5.10% 2014	2,700	2,957
AT&T Inc. 6.55% 2039	6,250	6,826
AT&T Inc. 5.35% 20403	4,100	3,870
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,111
Telefónica Emisiones, SAU 4.375% 2016	€7,130	9,735
Nextel Communications, Inc., Series E, 6.875% 2013	$6,400	6,448
Nextel Communications, Inc., Series F, 5.95% 2014	195	193
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,615
France Télécom 4.375% 2014	1,530	1,636
France Télécom 2.125% 2015	6,520	6,354
Koninklijke KPN NV 8.375% 2030	5,500	7,170
American Tower Corp. 4.625% 2015	6,475	6,771
Wind Acquisition SA 11.75% 20173	4,550	5,153
Wind Acquisition SA 7.25% 20183	1,000	1,020
Singapore Telecommunications Ltd. 6.375% 20113	5,000	5,229
Frontier Communications Corp. 7.875% 2015	1,175	1,289
Frontier Communications Corp. 8.25% 2017	2,750	3,032
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20153	3,250	3,518
Rogers Wireless Inc. 7.25% 2012	2,500	2,787
Crown Castle International Corp. 9.00% 2015	1,450	1,609
Crown Castle International Corp. 7.125% 2019	1,000	1,062
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,543
Sorenson Communications 10.50% 20153	1,025	630
		159,914

HEALTH CARE — 1.56%
Roche Holdings Inc. 6.00% 20193	23,070	26,835
Biogen Idec Inc. 6.00% 2013	14,000	15,129
Novartis Capital Corp. 1.90% 2013	10,000	10,165
Novartis Securities Investment Ltd. 5.125% 2019	4,270	4,731
Pfizer Inc 6.20% 2019	8,930	10,477
Cardinal Health, Inc. 4.00% 2015	2,715	2,815
Cardinal Health, Inc. 5.80% 2016	1,235	1,387
Cardinal Health, Inc. 4.625% 2020	5,880	5,878
Schering-Plough Corp. 5.375% 2014	€3,955	5,820
Schering-Plough Corp. 6.00% 2017	$2,840	3,323
Medco Health Solutions, Inc. 2.75% 2015	8,765	8,706
Express Scripts Inc. 5.25% 2012	5,460	5,765
Express Scripts Inc. 6.25% 2014	2,020	2,260
PTS Acquisition Corp. 9.50% 20152,7	6,062	6,153
VWR Funding, Inc., Series B, 10.25% 20152,7	5,732	6,047
Abbott Laboratories 5.125% 2019	5,000	5,515
HCA Inc. 9.125% 2014	580	610
HCA Inc. 9.625% 20162,7	715	768
HCA Inc., Term Loan B2, 3.553% 20172,4,6	1,910	1,912
HCA Inc. 7.75% 20213	2,000	2,005
Quintiles Transnational 9.50% 20142,3,7	4,210	4,326
UnitedHealth Group Inc. 3.875% 2020	4,200	4,015
Boston Scientific Corp. 6.25% 2015	1,100	1,168
Boston Scientific Corp. 6.00% 2020	2,000	2,088
Boston Scientific Corp. 7.375% 2040	161	177
WellPoint, Inc. 5.25% 2016	3,000	3,302
HealthSouth Corp. 10.75% 2016	2,715	2,939
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	2,600	2,626
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,550
Tenet Healthcare Corp. 7.375% 2013	1,000	1,030
Tenet Healthcare Corp. 9.25% 2015	1,245	1,332
Patheon Inc. 8.625% 20173	1,630	1,634
		153,488

CONSUMER STAPLES — 1.52%
Anheuser-Busch InBev NV 7.20% 20143	5,000	5,722
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,218
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,542
Anheuser-Busch InBev NV 6.875% 20193	3,320	3,964
Anheuser-Busch InBev NV 7.75% 20193	10,315	12,855
Anheuser-Busch InBev NV 5.375% 2020	4,500	4,885
Kroger Co. 5.00% 2013	4,500	4,851
Kroger Co. 7.50% 2014	5,650	6,519
Kroger Co. 3.90% 2015	7,500	7,889
Kroger Co. 6.40% 2017	1,880	2,161
CVS Caremark Corp. 6.60% 2019	5,000	5,864
CVS Caremark Corp. 6.943% 20304	7,808	8,511
British American Tobacco International Finance PLC 9.50% 20183	10,137	13,360
Tesco PLC 5.50% 20173	10,035	11,212
Tesco PLC 5.50% 2033	£330	526
Altria Group, Inc. 9.95% 2038	$3,200	4,522
Altria Group, Inc. 10.20% 2039	3,100	4,494
Kraft Foods Inc. 2.625% 2013	5,110	5,258
Kraft Foods Inc. 5.375% 2020	3,170	3,418
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,510
Coca-Cola Co. 3.15% 2020	6,285	5,909
SUPERVALU INC. 7.50% 2012	585	594
Albertson’s, Inc. 7.25% 2013	1,790	1,803
SUPERVALU INC. 8.00% 2016	1,950	1,877
Constellation Brands, Inc. 7.25% 2017	4,000	4,255
Safeway Inc. 6.25% 2014	1,420	1,579
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,471
BFF International Ltd. 7.25% 20203	1,400	1,463
		149,232

INFORMATION TECHNOLOGY — 0.74%
First Data Corp., Term Loan B2, 3.011% 20142,4,6	5,607	5,195
First Data Corp. 9.875% 2015	245	233
First Data Corp. 10.55% 20157	11	10
First Data Corp. 11.25% 2016	1,500	1,320
First Data Corp. 8.25% 20213	1,138	1,098
First Data Corp. 12.625% 20213	2,281	2,190
First Data Corp. 8.75% 20222,3,7	1,141	1,110
NXP BV and NXP Funding LLC 10.00% 201310	8,398	9,595
NXP BV and NXP Funding LLC 7.875% 2014	500	522
Freescale Semiconductor, Inc. 9.125% 20142,7	2,675	2,809
Freescale Semiconductor, Inc., Term Loan, 4.508% 20162,4,6	1,005	973
Freescale Semiconductor, Inc. 10.125% 2016	774	819
Freescale Semiconductor, Inc. 10.125% 20183	3,375	3,814
International Business Machines Corp. 2.00% 2016	7,500	7,342
Sanmina-SCI Corp. 3.052% 20142,3	2,275	2,161
Sanmina-SCI Corp. 8.125% 2016	4,525	4,593
Jabil Circuit, Inc. 8.25% 2018	5,300	6,029
Oracle Corp. 6.50% 2038	5,000	5,848
National Semiconductor Corp. 6.15% 2012	4,500	4,790
KLA-Tencor Corp. 6.90% 2018	3,750	4,131
SunGard Data Systems Inc. 7.375% 20183	1,800	1,818
SunGard Data Systems Inc. 7.625% 20203	1,600	1,628
Advanced Micro Devices, Inc. 8.125% 2017	3,175	3,381
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,673
		73,082

MUNICIPALS — 0.56%
State of Ohio, Common Schools General Obligation Refunding Bonds, Series 2010-C, 5.00% 2021	15,485	17,449
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,532
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2010-M, 5.00% 2014	9,350	10,330
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,138
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	5,000	5,256
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,734
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	962	842
		55,281

MATERIALS — 0.47%
Dow Chemical Co. 8.55% 2019	5,750	7,217
Dow Chemical Co. 9.40% 2039	5,975	8,699
Rio Tinto Finance (USA) Ltd. 9.00% 2019	8,030	10,801
POSCO 4.25% 20203	4,345	4,134
Reynolds Group 7.75% 20163	3,425	3,639
International Paper Co. 7.50% 2021	2,835	3,355
Ball Corp. 7.125% 2016	1,705	1,846
Ball Corp. 5.75% 2021	835	810
Nalco Co. 6.625% 20193	2,500	2,569
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,055
Owens-Brockway Glass Container Inc. 6.75% 2014	$1,600	1,636
		46,761

ASSET-BACKED OBLIGATIONS4 — 0.10%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,930
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	1,885	1,898
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,674
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,344	1,369
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.40% 20372	1,240	960
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20123	355	359
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20173	146	146
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.361% 20372	1,663	113
		9,449

Total bonds, notes & other debt instruments (cost: $8,975,458,000)		9,175,365

Preferred stocks — 0.44%	Shares

FINANCIALS — 0.43%
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	4,620,000	5,394
SMFG Preferred Capital GBP 2 Ltd. 10.231%2	1,400,000	2,510
Wells Fargo & Co., Series K, 7.98%2	5,500,000	5,830
Catlin Insurance Ltd. 7.249%2,3	6,500,000	5,752
Bank of America Corp., Series K, 8.00% noncumulative2	5,500,000	5,550
Barclays Bank PLC 7.434%2,3	5,000,000	4,937
RBS Capital Trust II 6.425% noncumulative trust (undated)2,11	6,200,000	4,107
Lloyds Banking Group PLC 6.657% preference shares2,3,11	2,740,000	1,918
Société Générale 5.922%2,3	2,130,000	1,884
HVB Funding Trust III 9.00% 20313	1,299,000	1,299
BNP Paribas 7.195%2,3	1,300,000	1,255
QBE Capital Funding II LP 6.797%2,3	1,415,000	1,234
AXA SA, Series B, 6.379%2,3	1,095,000	1,001
		42,671

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		428

Total preferred stocks (cost: $37,210,000)		43,099

Common stocks — 0.01%

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.5,10,11	50,012	838
Adelphia Recovery Trust, Series ACC-111	2,409,545	24
Adelphia Recovery Trust, Series ACC-6B5,11	500,000	—
		862

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		58

Total common stocks (cost: $1,078,000)		920

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		86

Total rights & warrants (cost: $5,038,000)		86

	Principal amount
Short-term securities — 8.16%	(000)

Freddie Mac 0.16%–0.265% due 1/4–4/19/2011	$131,200	131,177
Procter & Gamble Co. 0.22% due 1/4–2/8/20113	73,500	73,490
Procter & Gamble International Funding S.C.A. 0.15% due 1/6/20113	15,900	15,900
Coca-Cola Co. 0.20%–0.25% due 1/11–4/5/20113	74,100	74,072
Federal Home Loan Bank 0.17%–0.29% due 2/14–11/14/2011	67,398	67,333
Straight-A Funding LLC 0.25% due 2/2–2/16/20113	62,900	62,881
Jupiter Securitization Co., LLC 0.23%–0.25% due 1/18–1/27/20113	51,700	51,691
U.S. Treasury Bills 0.155%–0.17% due 2/24–4/14/2011	48,750	48,739
Johnson & Johnson 0.20% due 3/22/20113	38,700	38,683
Fannie Mae 0.14%–0.18% due 2/9–4/26/2011	37,900	37,891
PepsiCo Inc. 0.16%–0.17% due 2/15–2/24/20113	34,500	34,491
Bank of America Corp. 0.27% due 1/3/2011	33,500	33,499
Variable Funding Capital Company LLC 0.25% due 1/18/20113	32,500	32,496
Abbott Laboratories 0.18% due 2/8/20113	30,400	30,394
Walt Disney Co. 0.17% due 2/22/20113	29,100	29,093
Private Export Funding Corp. 0.24% due 2/9/20113	25,000	24,994
NetJets Inc. 0.17% due 1/20/20113	14,500	14,499
General Electric Capital Corp. 0.15% due 1/3/2011	1,400	1,400

Total short-term securities (cost: $802,702,000)		802,723

Total investment securities (cost: $9,821,486,000)		10,022,193
Other assets less liabilities		(180,039)

Net assets		$9,842,154

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,224,840,000, which represented 12.44% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $31,861,000, which represented .32% of the net assets of the fund.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $54,856,000, which represented .56% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$7,086	$9,595	.10%
American Media, Inc.	11/17/2010	838	838	.01
Total restricted securities		$7,924	$10,433	.11%

11Security did not produce income during the last 12 months.

Key to symbols and abbreviations

A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
SKr = Swedish kronor

Global Bond Fund
Investment portfolio

December 31, 2010

Bonds, notes & other debt instruments — 92.17%	Principal amount (000)	Value (000)

EUROS — 20.44%
German Government, Series 02, 5.00% 2012	€1,850	US$ 2,630
German Government 4.50% 2013	7,125	10,208
German Government, Series 05, 3.25% 2015	2,220	3,153
German Government, Series 4, 3.75% 2015	12,125	17,534
German Government, Series 6, 4.00% 2016	8,235	12,073
German Government, Series 6, 3.75% 2017	10,040	14,524
German Government 4.25% 2017	11,400	16,922
German Government, Series 7, 4.00% 2018	14,295	20,898
German Government, Series 8, 4.25% 2018	9,775	14,463
German Government 3.50% 2019	1,340	1,881
German Government 3.75% 2019	10,225	14,635
German Government 2.25% 2020	12,005	15,170
German Government 6.25% 2030	3,200	5,892
Italian Government 3.75% 2013	6,000	8,116
Italian Government 3.00% 2015	4,920	6,386
Italian Government 4.50% 2019	16,450	21,955
Italian Government 5.00% 2034	3,450	4,407
Netherlands Government Eurobond 4.25% 2013	4,940	7,126
Netherlands Government Eurobond 4.50% 2017	7,815	11,631
Netherlands Government Eurobond 5.50% 2028	4,000	6,676
Irish Government 5.00% 2013	6,000	7,777
Irish Government 4.00% 2014	5,120	6,229
Irish Government 4.50% 2018	1,415	1,445
Irish Government 4.40% 2019	715	714
Irish Government 5.90% 2019	1,500	1,643
Irish Government 5.00% 2020	7,300	7,161
Spanish Government 3.30% 2014	6,700	8,737
Spanish Government 4.10% 2018	1,850	2,312
Spanish Government 4.60% 2019	5,050	6,447
French Government B.T.A.N. Eurobond 4.50% 2013	6,750	9,737
French Government O.A.T. Eurobond 4.00% 2014	1,960	2,828
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20131	2,000	2,829
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20161	3,500	4,996
Barclays Bank PLC 4.00% 20191	3,450	4,637
Barclays Bank PLC 4.50% 20192	150	196
Barclays Bank PLC 6.00% 2021	2,025	2,629
Dexia Municipal Agency 4.50% 20171	4,250	5,968
Royal Bank of Scotland PLC 6.934% 2018	4,700	5,955
Canadian Government 3.50% 2020	4,000	5,560
Standard Chartered Bank 5.875% 2017	2,400	3,356
Société Générale 6.999% (undated)2	550	683
Société Générale 9.375% (undated)2	1,750	2,463
Merrill Lynch & Co., Inc. 4.625% 2018	2,575	3,083
Koninklijke KPN NV 6.50% 2016	650	1,000
Koninklijke KPN NV 4.75% 2017	750	1,067
Koninklijke KPN NV 3.75% 2020	750	953
Telefónica Emisiones, SAU 4.375% 2016	2,205	3,010
KfW 4.375% 2013	2,050	2,940
Schering-Plough Corp. 5.375% 2014	1,795	2,641
RCI Banque 4.375% 2015	1,750	2,398
Finland (Republic of) 5.375% 2013	1,610	2,378
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,296
Polish Government 5.875% 2014	1,550	2,247
Siemens AG 5.125% 2017	1,500	2,219
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,130
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,071
Croatian Government 5.00% 2014	460	629
Croatian Government 6.50% 2015	1,000	1,399
Telecom Italia SpA and Telecom Italia Finance SA, 5.375% 2019	400	551
Telecom Italia SpA 7.75% 2033	1,020	1,456
European Investment Bank 4.25% 2014	1,300	1,877
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,862
Volvo Treasury AB 5.00% 2017	1,305	1,838
PLD International Finance LLC 4.375% 2011	1,250	1,675
AT&T Inc. 6.125% 2015	1,000	1,505
CRH Finance BV 7.375% 20142	1,000	1,479
Veolia Environnement 4.875% 2013	150	213
Veolia Environnement 5.25% 2014	550	798
Veolia Environnement 6.125% 2033	250	366
Assicurazioni Generali SpA. 6.90% 20222	990	1,334
Standard Life PLC 6.375% 20222	1,000	1,329
NGG Finance PLC 6.125% 2011	150	206
National Grid Transco PLC 5.00% 2018	725	1,056
Greek Government 6.10% 2015	65	66
Greek Government 6.00% 2019	1,315	1,146
Novartis Finance SA, 4.25% 2016	750	1,074
Munich Re Finance BV 6.75% 20232	725	1,017
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	725	993
Imperial Tobacco Finance PLC 8.375% 2016	600	981
FCE Bank PLC 7.125% 2013	700	980
France Télécom 5.625% 2018	500	748
NXP BV and NXP Funding LLC 8.625% 2015	450	622
Verizon Communications Inc. 8.75% 2015	350	594
Allied Irish Banks, PLC 12.50% 2019	1,650	586
GlaxoSmithKline Capital PLC 5.125% 2012	400	570
Edcon (Proprietary) Ltd. 4.276% 20142	500	568
ENEL SpA 5.625% 2027	320	438
Anheuser-Busch InBev NV 8.625% 2017	250	428
Wind Acquisition SA 7.375% 2018	200	269
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	259
HBOS PLC 4.375% 20192	155	188
Bank of Ireland 10.00% 2020	135	105
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	95
		372,315

JAPANESE YEN — 6.44%
Japanese Government, Series 231, 1.30% 2011	¥975,550	12,080
Japanese Government, Series 238, 1.40% 2012	295,000	3,687
Japanese Government, Series 248, 0.70% 2013	820,000	10,215
Japanese Government, Series 264, 1.50% 2014	131,300	1,689
Japanese Government, Series 269, 1.30% 2015	2,259,300	28,921
Japanese Government, Series 284, 1.70% 2016	3,062,650	40,282
Japanese Government, Series 288, 1.70% 2017	215,000	2,831
Japanese Government, Series 310, 1.00% 2020	330,800	4,040
Japanese Government, Series 21, 2.30% 2035	711,400	9,322
Japanese Government 2.40% 2038	313,200	4,201
		117,268

POLISH ZLOTY — 4.44%
Polish Government, Series 0414, 5.75% 2014	PLN146,450	US$50,516
Polish Government, Series 1017, 5.25% 2017	91,865	30,340
		80,856

SOUTH KOREAN WON — 4.21%
South Korean Government, Series 1303, 5.25% 2013	KRW19,893,710	18,220
South Korean Government, Series 1309, 5.75% 2013	13,550,000	12,660
South Korean Government 4.25% 2014	8,260,000	7,359
South Korean Government 4.75% 2014	10,360,000	9,483
South Korean Government 5.00% 2014	8,580,000	7,915
South Korean Government 5.50% 2017	9,934,300	9,394
South Korean Government 5.75% 2018	12,150,000	11,648
		76,679

MALAYSIAN RINGGITS — 2.93%
Malaysian Government, Series 509, 3.21% 2013	MYR42,250	13,737
Malaysian Government, Series 3/03, 3.702% 2013	18,250	5,997
Malaysian Government, Series 204, 5.094% 2014	7,860	2,698
Malaysian Government, Series 0409, 3.741% 2015	13,045	4,296
Malaysian Government, Series 0207, 3.814% 2017	28,435	9,338
Malaysian Government, Series 0210, 4.012% 2017	47,405	15,660
Malaysian Government, Series 2/03, 4.24% 2018	5,000	1,669
		53,395

BRITISH POUNDS — 2.78%
United Kingdom 4.25% 2011	£3,610	5,665
United Kingdom 4.50% 2013	1,690	2,828
United Kingdom 2.75% 2015	5,025	8,055
United Kingdom 4.00% 2016	2,070	3,480
United Kingdom 3.75% 2019	5,250	8,451
United Kingdom 4.50% 2019	2,750	4,686
United Kingdom 6.00% 2028	2,000	3,902
United Kingdom 4.75% 2030	1,000	1,689
United Kingdom 4.25% 2040	3,090	4,850
United Kingdom 4.25% 2046	2,520	3,993
RSA Insurance Group PLC 9.375% 20392	569	1,042
France Télécom 5.00% 2016	500	834
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	787
Wal-Mart Stores, Inc. 5.625% 2034	100	168
Tesco PLC 5.50% 2033	100	159
		50,589

CANADIAN DOLLARS — 2.01%
Canadian Government 5.25% 2012	$ C3,250	3,439
Canadian Government 2.00% 2014	9,815	9,815
Canadian Government 4.50% 2015	4,340	4,776
Canadian Government 4.25% 2018	500	550
Canada Housing Trust 4.10% 2018	250	267
Canada Housing Trust 3.35% 2020	4,750	4,769
Province of Ontario, Series HC, 9.50% 2022	250	379
Province of Ontario 4.60% 2039	3,125	3,270
Province of Manitoba 4.25% 2018	2,750	2,927
Province De Québec 5.25% 2013	625	681
Province De Québec 9.375% 2023	250	377
Canadian Imperial Bank 5.00% 2012	1,000	1,053
Hydro One Inc. 5.49% 2040	750	826
Rogers Communications Inc. 5.80% 2016	625	688
Province of New Brunswick 6.75% 2017	500	605
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	509
Bank of Nova Scotia 5.04% 2013	250	266
Wells Fargo & Co. 6.05% 2012	250	266
Toronto-Dominion Bank 4.854% 2013	250	264
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	263
Thomson Reuters Corp. 5.70% 2015	150	167
Bank of Montreal 5.18% 2015	150	164
Royal Bank of Canada 5.20% 2012	150	158
TransCanada PipeLines Ltd. 5.05% 2014	125	134
		36,613

TURKISH LIRAS — 1.40%
Turkey (Republic of) 0% 2011	TRY11,900	7,685
Turkey (Republic of) 0% 2011	5,760	3,530
Turkey (Republic of) 10.00% 20123	3,305	2,416
Turkey (Republic of) 10.00% 2013	13,000	8,959
Turkey (Republic of) 11.00% 2014	4,000	2,854
		25,444

SWEDISH KRONOR — 1.38%
Swedish Government, Series 124, 4.00% 20121	SKr18,000	2,723
Swedish Government, Series 126, 4.00% 20141	19,000	2,888
Swedish Government, Series 1041, 6.75% 2014	41,010	6,930
Swedish Government, Series 1049, 4.50% 2015	42,000	6,740
Stadshypotek AB 6.00% 20141	19,000	3,064
Nordea Hypotek AB 4.00% 20141	19,000	2,884
		25,229

MEXICAN PESOS — 1.34%
United Mexican States Government, Series M, 7.50% 2012	MXN 45,000	3,788
United Mexican States Government, Series MI10, 9.50% 2014	17,500	1,588
United Mexican States Government, Series M10, 7.25% 2016	44,000	3,707
United Mexican States Government, Series M10, 7.75% 2017	112,900	9,738
United Mexican States Government, Series M20, 10.00% 2024	6,800	688
United Mexican States Government, Series M30, 10.00% 2036	48,000	4,827
		24,336

SINGAPORE DOLLARS — 1.22%
Singapore (Republic of) 3.50% 2012	$ S 6,750	5,524
Singapore (Republic of) 3.75% 2016	19,415	16,718
		22,242

ISRAELI SHEKELS — 1.19%
Israeli Government, Series 0313, 5.00% 2013	ILS38,250	11,214
Israeli Government 4.50% 2015	4,485	1,301
Israeli Government 5.50% 2017	30,465	9,177
		21,692

AUSTRALIAN DOLLARS — 0.85%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	12,422
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,107
European Investment Bank 6.125% 2017	1,000	1,005
		15,534

DANISH KRONER — 0.74%
Kingdom of Denmark 4.00% 2012	DKr41,000	US$ 7,728
Kingdom of Denmark 5.00% 2013	6,505	1,285
Nykredit, Series 3D, 5.00% 20381	16,357	3,010
Nykredit 4.00% 20411	8,000	1,369
		13,392

INDONESIAN RUPIAH — 0.56%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR31,820,000	3,860
Indonesia (Republic of), Series 33, 12.50% 2013	37,458,000	4,704
Indonesia (Republic of), Series 20, 14.275% 2013	2,230,000	299
Indonesia (Republic of), Series 51, 11.25% 2014	1,330,000	169
Indonesia (Republic of), Series 30, 10.75% 2016	8,460,000	1,095
		10,127

HUNGARIAN FORINTS — 0.40%
Hungarian Government, Series 14/C, 5.50% 2014	HUF971,600	4,393
Hungarian Government, Series 15/A, 8.00% 2015	600,000	2,905
		7,298

THAI BAHT — 0.30%
Thai Government, Series 33, 5.375% 2011	THB 7,000	238
Thai Government 5.25% 2014	110,460	3,914
Thai Government 3.625% 2015	37,750	1,274
		5,426

PHILIPPINE PESOS — 0.27%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP207,000	4,994

BRAZILIAN REAIS — 0.10%
Brazil (Federal Republic of) 6.00% 20153	BRL1,951	1,185
Brazil (Federal Republic of) 10.00% 2017	1,000	553
		1,738

EGYPTIAN POUNDS — 0.06%
Egypt (Arab Republic of) 11.50% 2011	EGP 125	22
Egypt (Arab Republic of) 11.35% 2013	6,500	1,122
		1,144

NORWEGIAN KRONER — 0.05%
KfW 5.00% 2015	NKr5,500	997

DOMINICAN PESOS — 0.00%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	DOP3,279	77

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,5	ARS326	70

U.S. DOLLARS — 39.06%
U.S. Treasury 0.75% 2011	US$ 6,525	6,551
U.S. Treasury 0.875% 2011	12,000	12,020
U.S. Treasury 0.875% 2011	9,750	9,773
U.S. Treasury 4.50% 2011	1,185	1,193
U.S. Treasury 4.625% 2011	7,900	8,235
U.S. Treasury 1.00% 2012	15,043	15,159
U.S. Treasury 2.00% 20123	4,581	4,750
U.S. Treasury 4.875% 2012	8,000	8,402
U.S. Treasury 1.875% 20133	5,954	6,356
U.S. Treasury 2.75% 2013	9,000	9,462
U.S. Treasury 3.875% 2013	4,780	5,108
U.S. Treasury 2.00% 20143	4,734	5,087
U.S. Treasury 1.375% 2015	915	889
U.S. Treasury 1.875% 20153	1,405	1,525
U.S. Treasury 2.00% 20163	2,479	2,703
U.S. Treasury 3.125% 2016	2,000	2,087
U.S. Treasury 3.25% 2016	13,500	14,145
U.S. Treasury 3.25% 2016	8,500	8,968
U.S. Treasury 5.125% 2016	16,500	19,016
U.S. Treasury 7.50% 2016	5,150	6,621
U.S. Treasury 8.875% 2017	16,000	22,232
U.S. Treasury 3.125% 2019	1,310	1,324
U.S. Treasury 2.625% 2020	2,240	2,124
U.S. Treasury 2.625% 2020	770	726
U.S. Treasury 3.50% 2039	3,500	3,017
U.S. Treasury 4.25% 2039	2,670	2,631
U.S. Treasury 4.50% 2039	6,750	6,935
U.S. Treasury 3.875% 2040	10,500	9,673
U.S. Treasury 4.625% 2040	18,250	19,125
Fannie Mae 4.00% 20241	2,122	2,190
Fannie Mae 4.00% 20241	201	207
Fannie Mae 4.50% 20241	2,153	2,256
Fannie Mae 3.50% 20251	7,950	8,026
Fannie Mae 3.50% 20251	5,000	5,048
Fannie Mae 3.50% 20251	3,000	3,029
Fannie Mae 3.50% 20251	2,500	2,524
Fannie Mae 4.00% 20251	6,682	6,910
Fannie Mae 4.00% 20251	4,526	4,670
Fannie Mae 4.50% 20251	338	355
Fannie Mae 3.50% 20261	5,250	5,288
Fannie Mae 5.00% 20351	1,420	1,496
Fannie Mae 6.00% 20361	432	471
Fannie Mae 6.00% 20361	134	146
Fannie Mae 6.50% 20361	1,109	1,236
Fannie Mae 5.791% 20371,2	1,506	1,612
Fannie Mae 6.00% 20371	646	704
Fannie Mae 6.00% 20371	353	385
Fannie Mae 6.00% 20371	246	268
Fannie Mae 6.00% 20371	245	266
Fannie Mae 6.00% 20371	165	180
Fannie Mae 6.00% 20371	123	135
Fannie Mae 6.00% 20371	106	115
Fannie Mae 6.00% 20371	92	100
Fannie Mae 5.00% 20381	751	789
Fannie Mae 5.351% 20381,2	531	557
Fannie Mae 6.00% 20381	2,740	2,982
Fannie Mae 6.00% 20381	1,916	2,085
Fannie Mae 6.00% 20381	827	903
Fannie Mae 6.00% 20381	750	816
Fannie Mae 6.00% 20381	583	633
Fannie Mae 6.00% 20381	214	233
Fannie Mae 3.577% 20391,2	46	48
Fannie Mae 3.779% 20391,2	473	493
Fannie Mae 3.823% 20391,2	12	12
Fannie Mae 3.847% 20391,2	14	14
Fannie Mae 3.898% 20391,2	235	245
Fannie Mae 3.941% 20391,2	330	346
U.S. Treasury 1.125% 2013	10,070	10,154
U.S. Treasury 2.00% 2013	450	463
Fannie Mae 3.959% 20391,2	12	12
Fannie Mae 6.00% 20391	163	177
Fannie Mae 3.50% 20401	1,500	1,434
Fannie Mae 4.00% 20401	5,000	4,981
Fannie Mae 4.00% 20401	2,606	2,596
Fannie Mae 4.50% 20401	28,889	29,690
Fannie Mae 4.50% 20401	3,732	3,836
Fannie Mae 4.50% 20401	2,169	2,229
Fannie Mae 4.50% 20401	1,929	1,982
Fannie Mae 5.00% 20401	2,612	2,748
Fannie Mae 5.00% 20401	2,136	2,248
Government National Mortgage Assn. 3.50% 20251	1,229	1,248
Government National Mortgage Assn. 4.50% 20401	944	981
Government National Mortgage Assn. 4.00% 20411	14,100	14,199
Freddie Mac 4.00% 20251	1,959	2,016
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	63	55
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	495	429
Freddie Mac 6.00% 20371	1,230	1,331
Freddie Mac 6.00% 20371	170	184
Freddie Mac 4.974% 20381,2	435	458
Freddie Mac 6.00% 20381	109	118
Freddie Mac 3.721% 20391,2	13	14
Freddie Mac 6.50% 20391	3,477	3,859
HBOS PLC 6.75% 20184	4,150	3,891
Lloyds TSB Bank PLC 6.50% 20204	2,075	1,912
HBOS PLC 6.00% 20334	700	523
UBS AG 5.875% 2017	3,145	3,464
UBS AG 4.875% 2020	2,645	2,696
Anheuser-Busch InBev NV 3.625% 2015	980	1,013
Anheuser-Busch InBev NV 6.875% 20194	290	346
Anheuser-Busch InBev NV 7.75% 20194	2,195	2,736
Anheuser-Busch InBev NV 5.375% 2020	1,600	1,737
ProLogis 7.625% 2014	600	677
ProLogis 6.625% 2018	830	883
ProLogis 7.375% 2019	2,920	3,195
ProLogis 6.875% 2020	810	861
Hungarian Government 6.25% 2020	5,535	5,374
Comcast Corp. 5.30% 2014	750	818
Comcast Corp. 6.30% 2017	320	367
Comcast Corp. 5.875% 2018	1,760	1,957
Comcast Corp. 6.45% 2037	250	268
Comcast Corp. 6.95% 2037	820	930
Comcast Corp. 6.40% 2040	750	807
Polish Government 6.375% 2019	4,415	4,968
Verizon Communications Inc. 3.75% 2011	1,370	1,387
Verizon Communications Inc. 5.50% 2017	500	553
Verizon Communications Inc. 8.50% 2018	1,000	1,311
Verizon Communications Inc. 6.35% 2019	195	225
Verizon Communications Inc. 5.85% 2035	1,000	1,038
Citigroup Inc. 4.587% 2015	1,825	1,905
Citigroup Inc. 4.75% 2015	2,250	2,358
Standard Chartered PLC 3.85% 20154	1,670	1,721
Standard Chartered Bank 6.40% 20174	2,000	2,143
JPMorgan Chase & Co. 2.60% 2016	2,840	2,759
JPMorgan Chase & Co. 4.25% 2020	1,095	1,072
Société Générale 2.50% 20144	1,500	1,500
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,150	1,187
Société Générale 5.75% 20164	960	1,018
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,169
Enbridge Energy Partners, LP 9.875% 2019	750	988
Enbridge Energy Partners, LP 5.20% 2020	460	483
Westfield Group 5.40% 20124	465	493
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	170	181
Westfield Group 7.50% 20144	175	199
Westfield Group 5.70% 20164	640	692
Westfield Group 7.125% 20184	1,745	2,010
Santander Issuances, SA Unipersonal 5.911% 20164	1,500	1,473
Santander Issuances, SA Unipersonal 6.50% 20192,4	2,100	2,031
Morgan Stanley, Series F, 6.625% 2018	3,000	3,259
Gazprom OJSC 9.25% 2019	2,375	2,930
Gazprom OJSC, Series 2, 8.625% 20344	260	313
Korea Development Bank 5.30% 2013	1,350	1,426
Korea Development Bank 8.00% 2014	1,550	1,772
Volvo Treasury AB 5.95% 20154	2,920	3,175
American Tower Corp. 7.00% 2017	2,700	3,048
First Data Corp., Term Loan B2, 3.011% 20141,2,6	1,340	1,242
First Data Corp. 9.875% 2015	38	36
First Data Corp. 9.875% 2015	19	18
First Data Corp. 10.55% 20155	17	16
First Data Corp. 11.25% 2016	500	440
First Data Corp. 8.25% 20214	322	311
First Data Corp. 12.625% 20214	648	622
First Data Corp. 8.75% 20222,4,5	323	314
Goldman Sachs Group, Inc. 3.70% 2015	680	694
Goldman Sachs Group, Inc. 6.15% 2018	1,115	1,230
Goldman Sachs Group, Inc. 7.50% 2019	820	962
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	228
Kimco Realty Corp., Series C, 4.904% 2015	235	244
Kimco Realty Corp. 4.30% 2018	985	968
Kimco Realty Corp. 6.875% 2019	1,250	1,416
CIT Group Inc., Series A, 7.00% 2013	610	624
CIT Group Inc., Series A, 7.00% 2014	500	506
CIT Group Inc., Series A, 7.00% 2015	1,615	1,623
HSBC Bank PLC 3.50% 20154	1,000	1,026
HSBC Finance Corp. 0.726% 20162	1,800	1,659
Developers Diversified Realty Corp. 5.50% 2015	735	757
Developers Diversified Realty Corp. 9.625% 2016	175	208
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,118
Developers Diversified Realty Corp. 7.875% 2020	535	600
Boston Scientific Corp. 6.25% 2015	1,475	1,566
Boston Scientific Corp. 5.125% 2017	860	860
Boston Scientific Corp. 7.00% 2035	90	90
Telecom Italia Capital SA 6.999% 2018	500	530
Telecom Italia Capital SA 6.375% 2033	815	701
Telecom Italia Capital SA 7.721% 2038	1,185	1,178
Ford Motor Credit Co. 8.70% 2014	250	282
Ford Motor Credit Co. 8.00% 2016	850	951
Ford Motor Credit Co. 6.625% 2017	1,100	1,158
Iberdrola Finance Ireland 3.80% 20144	740	737
Scottish Power PLC 5.375% 2015	185	197
Iberdrola Finance Ireland 5.00% 20194	1,500	1,441
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	169	174
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	101
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20391	1,405	1,465
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.659% 20391,2	600	631
Veolia Environnement 5.25% 2013	1,980	2,140
Veolia Environnement 6.00% 2018	200	224
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20441,2	1,150	1,239
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20481	1,030	1,108
British American Tobacco International Finance PLC 9.50% 20184	1,753	2,310
Progress Energy, Inc. 6.05% 2014	1,000	1,111
Progress Energy, Inc. 7.05% 2019	1,000	1,188
Edison Mission Energy 7.50% 2013	800	788
Edison Mission Energy 7.75% 2016	50	43
Midwest Generation, LLC, Series B, 8.56% 20161	66	67
Edison Mission Energy 7.00% 2017	350	279
Edison Mission Energy 7.20% 2019	1,325	1,030
Edison Mission Energy 7.625% 2027	125	91
Roche Holdings Inc. 6.00% 20194	1,280	1,489
Roche Holdings Inc. 7.00% 20394	630	799
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	727	744
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20381,2	900	983
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20391	500	528
Nextel Communications, Inc., Series E, 6.875% 2013	175	176
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,605
Nextel Communications, Inc., Series D, 7.375% 2015	175	176
Sprint Capital Corp. 8.75% 2032	250	254
Canadian National Railway Co. 4.95% 2014	2,005	2,181
Turkey (Republic of) 6.75% 2018	500	574
Turkey (Republic of) 5.625% 2021	1,530	1,599
South Africa (Republic of) 5.50% 2020	2,030	2,170
International Paper Co. 7.95% 2018	505	602
International Paper Co. 9.375% 2019	75	97
International Paper Co. 7.50% 2021	500	592
International Paper Co. 7.30% 2039	750	857
Jackson National Life Global 5.375% 20134	1,990	2,136
Univision Communications Inc. 12.00% 20144	600	660
Univision Communications Inc. 10.50% 20152,4,5	804	845
Univision Communications Inc., Term Loan, 4.511% 20171,2,6	62	59
Univision Communications Inc. 8.50% 20214	540	549
Croatian Government 6.75% 20194	2,000	2,097
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.318% 20371,2	200	204
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.872% 20451,2	1,435	1,566
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.742% 20491,2	285	303
HCA Inc. 6.375% 2015	1,290	1,274
HCA Inc. 9.25% 2016	510	545
HCA Inc. 7.75% 20214	250	251
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	518
Bank of America Corp. 5.75% 2017	405	422
Bank of America Corp. 5.875% 2021	1,040	1,078
Time Warner Cable Inc. 6.75% 2018	815	951
Time Warner Cable Inc. 5.00% 2020	1,000	1,031
AES Corp. 7.75% 2015	850	912
AES Corp. 8.00% 2020	975	1,038
UniCredito Italiano SpA 6.00% 20174	500	490
HVB Funding Trust I 8.741% 20314	1,450	1,450
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	642
Regions Financial Corp. 4.875% 2013	85	83
Regions Financial Corp. 7.75% 2014	1,122	1,168
Norfolk Southern Corp. 5.75% 2016	985	1,108
Norfolk Southern Corp. 5.90% 2019	670	760
E.ON International Finance BV 5.80% 20184	1,490	1,686
E.ON International Finance BV 6.65% 20384	150	178
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	543
Williams Partners L.P. 4.125% 2020	375	356
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	961
United Mexican States Government Global 5.95% 2019	1,660	1,859
Volkswagen International Finance NV 1.625% 20134	1,850	1,850
Tennessee Valley Authority 5.25% 2039	1,750	1,849
US Investigations Services, Inc., Term Loan B, 3.054% 20151,2,6	242	231
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,6	836	846
US Investigations Services, Inc. 10.50% 20154	700	722
US Investigations Services, Inc. 11.75% 20164	45	46
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20391,2	80	82
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,227
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	536
Deutsche Telekom International Finance BV 5.875% 2013	1,660	1,829
CMC Energy Corp. 6.55% 2017	900	961
CMS Energy Corp. 5.05% 2018	500	497
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	287
CMS Energy Corp. 8.75% 2019	50	59
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,703
Mandalay Resort Group 6.375% 2011	25	25
MGM Resorts International 6.75% 2013	25	25
MGM Resorts International 13.00% 2013	325	386
MGM Resorts International 5.875% 2014	750	696
MGM Resorts International 9.00% 20204	500	552
Simon Property Group, LP 4.20% 2015	625	654
Simon Property Group, LP 10.35% 2019	750	1,027
Macy’s Retail Holdings, Inc. 8.375% 20152	500	587
Federated Department Stores, Inc. 7.45% 2017	600	663
Federated Department Stores, Inc. 6.90% 2029	400	395
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,619
Cinemark USA, Inc. 8.625% 2019	1,450	1,577
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20141,2,6	30	26
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20141,2,6	493	433
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,6	424	425
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	392
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,5	351	267
TransDigm Inc. 7.75% 20184	1,480	1,539
Enel Finance International SA 3.875% 20144	1,490	1,516
Bermudan Government 5.603% 20204	950	990
Bermudan Government 5.603% 2020	490	510
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	25	28
Charter Communications, Inc. 13.50% 2016	513	615
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	510
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	182
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	125	132
AMC Entertainment Inc. 8.00% 2014	25	25
AMC Entertainment Inc. 8.75% 2019	1,150	1,233
AMC Entertainment Inc. 9.75% 20204	175	183
J.C. Penney Co., Inc., Series A, 6.875% 2015	1,150	1,216
J.C. Penney Co., Inc. 7.65% 2016	200	218
Hanesbrands Inc., Series B, 3.831% 20142	640	639
Hanesbrands Inc. 8.00% 2016	700	754
Wind Acquisition SA 11.75% 20174	825	934
Wind Acquisition SA 7.25% 20184	450	459
NRG Energy, Inc. 7.25% 2014	145	148
NRG Energy, Inc. 7.375% 2016	900	925
NRG Energy, Inc. 7.375% 2017	300	310
Toys “R” Us, Inc. 7.625% 2011	685	707
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	243
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	86
Toys “R” Us, Inc. 7.375% 2018	350	345
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	280	295
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	935	1,085
Ally Financial Inc. 6.75% 2014	1,000	1,049
Ally Financial Inc. 8.00% 2020	300	328
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	215
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,148
News America Inc. 6.90% 2019	1,125	1,350
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.764% 20141,2,6	1,117	867
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	415	234
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	410	234
Crown Castle International Corp. 9.00% 2015	1,050	1,165
Crown Castle International Corp. 7.75% 20174	150	165
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	274
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,036
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,200	1,305
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	1,240	1,290
Rockies Express Pipeline LLC 6.85% 20184	1,200	1,282
Freescale Semiconductor, Inc. 9.125% 20142,5	315	331
Freescale Semiconductor, Inc. 10.125% 2016	500	529
Freescale Semiconductor, Inc. 9.25% 20184	375	414
Host Marriott, LP, Series K, 7.125% 2013	104	106
Host Marriott, LP, Series O, 6.375% 2015	300	306
Host Hotels & Resorts LP 9.00% 2017	325	362
Host Hotels & Resorts LP 6.00% 20204	500	495
Frontier Communications Corp. 8.25% 2017	300	331
Frontier Communications Corp. 8.50% 2020	850	933
Dow Chemical Co. 8.55% 2019	1,000	1,255
Neiman Marcus Group, Inc. 9.00% 20152,5	889	936
Neiman Marcus Group, Inc. 10.375% 2015	300	318
Pfizer Inc 4.45% 2012	250	261
Pfizer Inc 6.20% 2019	840	986
Petrobras International 5.75% 2020	810	844
Petrobras International 6.875% 2040	380	401
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	900	974
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	250	271
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	102
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	830	838
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	300	302
Husky Energy Inc. 7.25% 2019	1,040	1,237
Wells Fargo & Co. 5.625% 2017	1,100	1,220
Local T.V. Finance LLC, Term Loan B, 2.31% 20131,2,6	1,274	1,216
International Lease Finance Corp., Series Q, 5.45% 2011	195	196
International Lease Finance Corp., Series Q, 5.75% 2011	295	298
International Lease Finance Corp. 5.00% 2012	195	197
International Lease Finance Corp., Series R, 5.30% 2012	400	406
International Lease Finance Corp., Series R, 5.35% 2012	115	117
Kinder Morgan Energy Partners LP 6.00% 2017	140	155
Kinder Morgan Energy Partners LP 6.85% 2020	910	1,044
Kraft Foods Inc. 2.625% 2013	780	803
Kraft Foods Inc. 5.375% 2020	365	394
Michaels Stores, Inc. 0%/13.00% 20167	675	672
Michaels Stores, Inc. 7.75% 20184	500	501
Virgin Media Finance PLC 9.125% 2016	275	294
Virgin Media Finance PLC 8.375% 20194	800	878
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	863
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20451	280	298
Union Pacific Corp. 5.70% 2018	400	450
Union Pacific Corp. 6.15% 2037	650	711
Nortek, Inc. 11.00% 2013	400	428
Nortek Inc. 10.00% 20184	700	726
Kroger Co. 7.50% 2014	1,000	1,154
CSC Holdings, Inc. 8.50% 2014	700	773
CSC Holdings, Inc. 8.625% 2019	325	372
Boyd Gaming Corp. 6.75% 2014	525	518
Boyd Gaming Corp. 7.125% 2016	350	316
Boyd Gaming Corp. 9.125% 20184	300	298
Federal Home Loan Bank, Series 467, 5.25% 2014	1,000	1,131
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20361	276	277
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20461	785	843
Realogy Corp., Term Loan B, 3.286% 20131,2,6	19	18
Realogy Corp., Letter of Credit, 3.297% 20131,2,6	3	2
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,6	1,000	1,098
Intergen Power 9.00% 20174	1,050	1,118
NXP BV and NXP Funding LLC 3.039% 20132	200	198
NXP BV and NXP Funding LLC 9.75% 20184	800	904
Ashtead Group PLC 8.625% 20154	400	416
Ashtead Capital, Inc. 9.00% 20164	650	681
United Technologies Corp. 5.70% 2040	1,000	1,094
CVS Caremark Corp. 6.943% 20301	994	1,084
Shell International Finance BV 4.00% 2014	1,010	1,076
France Télécom 4.375% 2014	275	294
France Télécom 2.125% 2015	795	775
Georgia Gulf Corp. 9.00% 20174	975	1,063
CHS/Community Health Systems, Inc. 8.875% 2015	1,000	1,052
Cardinal Health, Inc. 4.625% 2020	1,050	1,050
Allison Transmission Holdings, Inc. 11.00% 20154	900	985
Allison Transmission Holdings, Inc. 11.25% 20152,4,5	53	58
Nalco Co. 8.25% 2017	675	735
Nalco Co. 6.625% 20194	300	308
NBC Universal, Inc. 5.15% 20204	1,000	1,039
Advanced Micro Devices, Inc. 8.125% 2017	975	1,038
Limited Brands, Inc. 7.00% 2020	840	890
Limited Brands, Inc. 7.60% 2037	150	148
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,6	741	718
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	36	38
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	51	51
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	65	73
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	138	157
Barclays Bank PLC 5.125% 2020	1,000	1,023
NV Energy, Inc 6.25% 2020	1,000	1,010
Smithfield Foods, Inc., Series B, 7.75% 2013	100	107
Smithfield Foods, Inc. 10.00% 20144	500	579
Smithfield Foods, Inc. 7.75% 2017	300	313
CEVA Group PLC 11.625% 20164	625	689
CEVA Group PLC 8.375% 20174	225	228
CEVA Group PLC 11.50% 20184	75	81
Mohegan Tribal Gaming Authority 8.00% 2012	300	252
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	746
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	625	659
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	300	332
Petroplus Finance Ltd. 6.75% 20144	675	624
Petroplus Finance Ltd. 7.00% 20174	300	267
Petroplus Finance Ltd. 9.375% 20194	100	93
Zions Bancorporation 5.65% 2014	650	649
Zions Bancorporation 7.75% 2014	195	203
Zions Bancorporation 6.00% 2015	125	124
PTS Acquisition Corp. 9.50% 20152,5	958	972
Royal Caribbean Cruises Ltd. 11.875% 2015	775	961
BNP Paribas 5.125% 20154	905	960
POSCO 4.25% 20204	1,000	951
Unum Group 5.625% 2020	945	950
Hospitality Properties Trust 6.70% 2018	905	950
Owens-Brockway Glass Container Inc. 7.375% 2016	890	950
SBC Communications Inc. 5.10% 2014	100	109
SBC Communications Inc. 5.625% 2016	250	281
AT&T Inc. 5.50% 2018	500	556
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	900	946
Corporación Andina de Fomento 5.75% 2017	625	660
Corporación Andina de Fomento 8.125% 2019	240	284
Bausch & Lomb Inc. 9.875% 2015	875	941
Stater Bros. Holdings Inc. 7.75% 2015	900	929
SunGard Data Systems Inc. 10.625% 2015	200	221
SunGard Data Systems Inc. 7.375% 20184	700	707
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	900	924
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	900	919
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	855	913
DAE Aviation Holdings, Inc. 11.25% 20154	861	895
Kansas City Southern Railway Co. 13.00% 2013	292	349
Kansas City Southern Railway Co. 8.00% 2015	500	540
Albertson’s, Inc. 7.25% 2013	400	403
SUPERVALU INC. 8.00% 2016	425	409
Albertson’s, Inc. 8.00% 2031	100	75
Brandywine Operating Partnership, LP 7.50% 2015	800	875
Vodafone Group PLC, Term Loan, 6.875% 20151,5,6,8	850	871
Egypt (Arab Republic of) 5.75% 20204	325	336
Egypt (Arab Republic of) 6.875% 20404	500	530
Tenet Healthcare Corp. 7.375% 2013	690	711
Tenet Healthcare Corp. 9.25% 2015	145	155
VWR Funding, Inc., Series B, 10.25% 20152,5	819	864
Continental Resources Inc. 8.25% 2019	225	251
Continental Resources Inc. 7.375% 2020	75	80
Continental Resources Inc. 7.125% 20214	500	527
C&S Group Enterprises LLC 8.375% 20174	890	854
Concho Resources Inc. 8.625% 2017	400	438
Concho Resources Inc. 7.00% 2021	400	411
Esterline Technologies Corp. 6.625% 2017	625	634
Esterline Technologies Corp. 7.00% 20204	200	207
Dollar General Corp. 10.625% 2015	104	114
Dollar General Corp. 11.875% 20172,5	618	720
LightSquared, Term Loan B, 12.00% 20141,5,6	900	831
PETCO Animal Supplies, Inc., Term Loan B, 6.00% 20171,2,6	400	401
PETCO Animal Supplies, Inc. 9.25% 20184	400	423
Accellent Inc. 8.375% 2017	800	824
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	799
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	725	797
ARAMARK Corp., Letter of Credit, 2.136% 20141,2,6	—	—
ARAMARK Corp., Term Loan B, 2.178% 20141,2,6	—	—
ARAMARK Corp. 8.50% 2015	755	793
ARAMARK Corp., Letter of Credit, 3.361% 20161,2,6	—	—
ARAMARK Corp., Term Loan B, 3.553% 20161,2,6	1	1
Tower Automotive Holdings 10.625% 20174	728	786
Cricket Communications, Inc. 7.75% 2016	750	782
Constellation Brands, Inc. 7.25% 2017	735	782
Lockheed Martin Corp. 4.25% 2019	765	779
Public Service Co. of Colorado 3.20% 2020	815	770
Devon Energy Corp. 6.30% 2019	650	766
South Korean Government 5.75% 2014	700	766
Chevron Corp. 4.95% 2019	680	764
Overseas Shipholding Group, Inc. 8.125% 2018	750	756
FMG Resources 7.00% 20154	725	747
Liberty Mutual Group Inc. 6.50% 20354	30	27
Liberty Mutual Group Inc. 7.50% 20364	120	120
Liberty Mutual Group Inc., Series A, 7.80% 20872,4	600	597
Electricité de France SA 6.95% 20394	625	742
Medco Health Solutions, Inc. 2.75% 2015	740	735
Staples, Inc. 9.75% 2014	600	728
Burlington Coat Factory Warehouse Corp. 11.125% 2014	700	726
Bon-Ton Department Stores, Inc. 10.25% 2014	700	717
H&E Equipment Services, Inc. 8.375% 2016	700	717
Ingles Markets, Inc. 8.875% 2017	650	699
Interactive Data Corp. 10.25% 20184	625	687
Sanmina-SCI Corp. 6.75% 2013	430	431
Sanmina-SCI Corp. 8.125% 2016	250	254
LBI Escrow Corp 8.00% 20174	607	673
MacDermid 9.50% 20174	625	663
GlaxoSmithKline Capital Inc. 4.85% 2013	600	652
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.728% (undated)1,2	600	650
Biogen Idec Inc. 6.00% 2013	600	648
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	645
Serena Software, Inc. 10.375% 2016	625	642
Digicel Group Ltd. 12.00% 20144	100	117
Digicel Group Ltd. 12.00% 2014	100	117
Digicel Group Ltd. 8.875% 20154	400	406
Teekay Corp. 8.50% 2020	575	629
Rockwood Specialties Group, Inc. 7.50% 2014	610	628
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,6	391	389
Fox Acquisition LLC 13.375% 20164	215	237
Energy Transfer Partners, LP 7.50% 2020	600	621
Navios Maritime Acquisition Corp. 8.625% 20174	600	617
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	279
Rio Tinto Finance (USA) Ltd. 9.00% 2019	250	336
Forest Oil Corp. 7.25% 2019	600	612
NASDAQ OMX Group, Inc. 5.25% 2018	600	606
Telefónica Emisiones, SAU 5.134% 2020	625	603
ConvaTec Healthcare 10.50% 20184	580	591
BBVA Bancomer SA 7.25% 20204	550	583
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	560	582
Coventry Health Care, Inc. 5.95% 2017	560	570
Quintiles Transnational 9.50% 20142,4,5	550	565
Denbury Resources Inc. 9.75% 2016	500	560
StatoilHydro ASA 5.25% 2019	500	558
Dominican Republic 7.50% 20211,4	500	541
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 20441,2	500	539
Israeli Government 5.125% 2019	500	538
RailAmerica, Inc. 9.25% 2017	480	530
Associated Materials, LLC 9.125% 20174	500	524
Ardagh Packaging Finance 9.125% 20204	500	523
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	511
Synovus Financial Corp. 5.125% 2017	612	510
Express Scripts Inc. 5.25% 2012	480	507
Rouse Co. 5.375% 2013	500	504
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20231	400	446
Schering-Plough Corp. 6.00% 2017	380	445
AOL Time Warner Inc. 7.625% 2031	145	177
Time Warner Inc. 6.50% 2036	240	263
Burlington Northern Santa Fe Corp. 5.75% 2018	40	45
Burlington Northern Santa Fe Corp. 4.70% 2019	370	387
Atlas Copco AB 5.60% 20174	400	432
AXA SA 8.60% 2030	220	247
AXA SA 6.463% (undated)2,4	200	181
AstraZeneca PLC 5.40% 2012	380	410
Seneca Gaming Corp. 8.25% 20184	400	403
Northwest Airlines, Inc., Term Loan B, 3.81% 20131,2,6	5	5
Delta Air Lines, Inc. 9.50% 20144	337	369
Northwest Airlines, Inc., Term Loan A, 2.06% 20181,2,6	8	7
Sunoco, Inc. 5.75% 2017	350	366
ACE INA Holdings Inc. 2.60% 2015	365	360
TransCanada PipeLines Ltd. 7.625% 2039	250	324
Gymboree, Term Loan B, 5.50% 20171,2,6	300	302
National Grid PLC 6.30% 2016	250	286
Thomson Reuters Corp. 5.95% 2013	250	278
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,4	250	268
CNA Financial Corp. 7.35% 2019	230	253
SLM Corp., Series A, 0.728% 20112	240	237
General Electric Co. 5.00% 2013	150	160
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	156
Royal Bank of Scotland Group PLC 6.99% (undated)2,4	200	155
Charles Schwab Corp., Series A, 6.375% 2017	125	141
Alabama Power Co., Series 2008-B, 5.80% 2013	125	140
Williams Companies, Inc. 7.875% 2021	111	131
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	128
Canadian Natural Resources Ltd. 5.70% 2017	100	114
Delhaize Group 6.50% 2017	100	114
Development Bank of Singapore Ltd. 7.125% 20114	100	102
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	83	88
HealthSouth Corp. 10.75% 2016	75	81
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	75	78
Tyson Foods, Inc. 7.35% 20162	40	44
Hawaiian Telcom, Inc. 9.00% 20151,2,5,6	7	7
		711,665

Total bonds, notes & other debt instruments (cost: $1,623,480,000)		1,679,120

Preferred stocks — 0.12%	Shares

U.S. DOLLARS — 0.12%
RBS Capital Trust II 6.425% noncumulative trust (undated)2,9	1,100,000	729
Lloyds Banking Group PLC 6.657% preference shares2,4,9	880,000	616
Citigroup Inc. 6.95% convertible preferred 2031	22,000	532
HVB Funding Trust III 9.00% 20314	300,000	300

Total preferred stocks (cost: $1,847,000)		2,177

Common stocks — 0.01%

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.4,9	3,440	155
Cooper-Standard Holdings Inc.4,9	694	31
Hawaiian Telcom Holdco, Inc.9	239	7
Atrium Corp.8,9,10	2	—

Total common stocks (cost: $127,000)		193

		Value
Rights & warrants — 0.00%	Shares	(000)

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,9	289	US$ 7
Hawaiian Telcom Holdco, Inc., warrants, expire 20158,9	106	1

Total rights & warrants (cost: $30,000)		8

	Principal amount
Short-term securities — 7.14%	(000)

Freddie Mac 0.24% due 7/26–7/27/2011	US$45,200	45,137
Straight-A Funding LLC 0.25% due 1/7/20114	21,000	20,999
Norwegian Government 0% due 3/16/2011	NKr102,400	17,485
U.S. Treasury Bills 0.152%–0.188% due 5/5/2011	US$16,150	16,142
Federal Home Loan Bank 0.20% due 4/26/2011	14,500	14,492
General Electric Capital Corp. 0.15% due 1/3/2011	10,900	10,900
KfW 0.23% due 2/1/20114	2,400	2,400
Turkey (Republic of) 0% due 7/20/2011	TRY2,000	1,253
Egypt (Arab Republic of), Series 364, 0% due 4/12/2011	EGP7,075	1,188

Total short-term securities (cost: $128,917,000)		129,996

Total investment securities (cost: $1,754,401,000)		1,811,494
Other assets less liabilities		10,280

Net assets		US$1,821,774

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government retail price index.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,452,000, which represented 6.50% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,995,000, which represented .55% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $872,000, which represented .05% of the net assets of the fund.
9Security did not produce income during the last 12 months.

10Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of less than $1,000) may be subject to legal or contractual restrictions on resale.

High-Income Bond Fund
Investment portfolio

December 31, 2010

Bonds, notes & other debt instruments — 88.41%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 21.95%
Univision Communications Inc. 12.00% 20141	$2,300	$2,530
Univision Communications Inc. 10.50% 20151,2,3	32,235	33,853
Univision Communications Inc., Term Loan, 4.511% 20172,4,5	15,624	14,889
Univision Communications Inc. 8.50% 20211	6,320	6,431
Allison Transmission Holdings, Inc., Term Loan B, 3.02% 20142,4,5	7,886	7,738
Allison Transmission Holdings, Inc. 11.00% 20151	7,810	8,552
Allison Transmission Holdings, Inc. 11.25% 20151,2,3	15,196	16,640
MGM Resorts International 6.75% 2012	7,085	7,085
MGM Resorts International 6.75% 2013	3,930	3,926
MGM Resorts International 13.00% 2013	3,075	3,652
MGM Resorts International 5.875% 2014	2,250	2,087
MGM Resorts International 10.375% 2014	1,550	1,748
MGM Resorts International 6.625% 2015	1,550	1,428
MGM Resorts International 7.50% 2016	2,450	2,303
MGM Resorts International 11.125% 2017	2,400	2,772
MGM Resorts International 9.00% 20201	2,300	2,542
Virgin Media Finance PLC 9.125% 2016	9,175	9,817
Virgin Media Finance PLC, Series 1, 9.50% 2016	7,360	8,354
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,507
Virgin Media Finance PLC 8.375% 20191	2,175	2,387
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121	2,025	2,136
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20141	1,050	1,179
Charter Communications, Inc. 13.50% 2016	2,006	2,402
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	600	612
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,242
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	3,375	3,569
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,4,5	1,004	979
Michaels Stores, Inc. 0%/13.00% 20166	7,750	7,711
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,4,5	340	341
Michaels Stores, Inc. 11.375% 2016	4,500	4,928
Michaels Stores, Inc. 7.75% 20181	3,250	3,258
AMC Entertainment Inc. 8.00% 2014	700	711
AMC Entertainment Inc., Series B, 11.00% 2016	750	797
AMC Entertainment Inc. 8.75% 2019	7,900	8,473
AMC Entertainment Inc. 9.75% 20201	2,875	3,004
Toys “R” Us, Inc. 7.625% 2011	6,240	6,443
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20162,4,5	224	227
Toys “R” Us-Delaware, Inc. 7.375% 20161	1,875	1,978
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,132
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	143
Cinemark USA, Inc., Term Loan, 3.52% 20162,4,5	407	410
Cinemark USA, Inc. 8.625% 2019	10,100	10,984
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	6,925	6,994
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,100
Neiman Marcus Group, Inc. 9.00% 20152,3	6,342	6,675
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,502
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,690
Royal Caribbean Cruises Ltd. 6.875% 2013	500	533
Royal Caribbean Cruises Ltd. 11.875% 2015	6,550	8,122
Regal Entertainment Group 9.125% 2018	3,000	3,210
Regal Cinemas Corp. 8.625% 2019	4,625	4,926
J.C. Penney Co., Inc. 9.00% 2012	495	538
J.C. Penney Co., Inc., Series A, 6.875% 2015	3,464	3,663
J.C. Penney Co., Inc. 7.65% 2016	3,513	3,838
Quebecor Media Inc. 7.75% 2016	5,740	5,955
Quebecor Media Inc. 7.75% 2016	1,500	1,556
Ziggo Bond Co. BV 8.00% 2018	€5,000	6,915
Boyd Gaming Corp. 6.75% 2014	$1,300	1,284
Boyd Gaming Corp. 7.125% 2016	2,725	2,459
Boyd Gaming Corp. 9.125% 20181	2,990	2,968
Macy’s Retail Holdings, Inc. 8.375% 20152	1,050	1,234
Federated Department Stores, Inc. 7.45% 2017	3,375	3,729
Federated Department Stores, Inc. 6.90% 2029	1,580	1,560
Tower Automotive Holdings 10.625% 20171	5,990	6,469
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	5,670	6,166
Bon-Ton Department Stores, Inc. 10.25% 2014	5,975	6,124
Blue Acquisition Sub, Inc. 9.875% 20181	5,500	5,885
Mohegan Tribal Gaming Authority 8.00% 2012	1,675	1,407
Mohegan Tribal Gaming Authority 6.125% 2013	250	209
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	3,254
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	747
Limited Brands, Inc. 5.25% 2014	220	229
Limited Brands, Inc. 6.90% 2017	2,350	2,509
Limited Brands, Inc. 8.50% 2019	600	689
Limited Brands, Inc. 7.00% 2020	1,240	1,314
Limited Brands, Inc. 7.60% 2037	815	803
CSC Holdings, Inc., Series B, 6.75% 2012	500	521
CSC Holdings, Inc. 8.50% 2014	2,200	2,428
CSC Holdings, Inc. 8.50% 2015	1,500	1,635
CSC Holdings, Inc. 8.625% 2019	650	744
Nara Cable Funding Ltd. 8.875% 2018	€4,000	5,165
Burlington Coat Factory Warehouse Corp. 11.125% 2014	$4,285	4,446
DineEquity, Inc. 9.50% 20181	3,900	4,153
Allbritton Communications Co. 8.00% 2018	4,000	4,060
LBI Media, Inc. 8.50% 20171	4,920	4,022
NAI Entertainment Holdings LLC 8.25% 20171	3,750	3,956
Edcon (Proprietary) Ltd. 4.276% 20142	€2,500	2,840
Edcon (Proprietary) Ltd. 4.276% 20142	835	948
Local T.V. Finance LLC, Term Loan B, 2.31% 20132,4,5	$1,760	1,680
Local T.V. Finance LLC 10.00% 20151,2,3	2,267	2,063
PETCO Animal Supplies, Inc., Term Loan B, 6.00% 20172,4,5	1,800	1,805
PETCO Animal Supplies, Inc. 9.25% 20181	1,725	1,826
UPC Holding BV 9.875% 20181	3,300	3,630
Hanesbrands Inc., Series B, 3.831% 20142	2,470	2,467
Hanesbrands Inc. 8.00% 2016	1,025	1,104
Warner Music Group 7.375% 2014	1,875	1,809
Warner Music Group 9.50% 2016	1,125	1,212
Lamar Media Corp. 7.875% 2018	2,775	2,962
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,728
Fox Acquisition LLC, Term Loan B, 7.50% 20152,4,5	946	942
Fox Acquisition LLC 13.375% 20161	1,610	1,771
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,657
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,415
TL Acquisitions, Inc., Term Loan B, 2.55% 20142,4,5	2,441	2,307
Marina District Finance 9.50% 20151	750	741
Marina District Finance 9.875% 20181	1,500	1,485
Gray Television, Inc. 10.50% 2015	2,175	2,202
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,371
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	600	664
Clear Channel Communications, Inc. 5.00% 2012	2,000	1,970
Meritage Homes Corp. 6.25% 2015	550	555
Meritage Corp. 7.731% 20171	1,500	1,380
UPC Germany GmbH 8.125% 20171	500	525
UPC Germany GmbH 9.625% 2019	€800	1,179
American Axle & Manufacturing Holdings, Inc. 9.25% 20171	$1,500	1,684
Interactive Data Corp. 10.25% 20181	1,475	1,622
Vidéotron Ltée 6.875% 2014	1,120	1,140
Vidéotron Ltée 6.375% 2015	380	390
Dollar General Corp. 10.625% 2015	1,375	1,502
FCE Bank PLC 7.125% 2013	€1,000	1,400
Tenneco Automotive Inc. 6.875% 20201	$1,200	1,233
Jarden Corp. 8.00% 2016	1,100	1,203
Lear Corp. 7.875% 2018	1,000	1,075
Seneca Gaming Corp. 8.25% 20181	900	907
Gymboree, Term Loan B, 5.50% 20172,4,5	600	604
Radio One, Inc. 15.00% 20161,2,3	548	537
Kabel Deutschland GmbH 10.625% 2014	320	332
American Media, Inc. 13.50% 20181,7	282	275
KAC Acquisition Corp. 8.00% 20261,3,7	106	—
		424,428

FINANCIALS — 13.22%
CIT Group Inc., Series A, 7.00% 2013	8,157	8,341
CIT Group Inc., Series A, 7.00% 2014	15,315	15,506
CIT Group Inc., Term Loan 3, 6.25% 20152,4,5	3,730	3,814
CIT Group Inc., Series A, 7.00% 2015	14,338	14,410
CIT Group Inc., Series A, 7.00% 2016	6,320	6,360
Realogy Corp., Term Loan B, 3.286% 20132,4,5	9,887	9,321
Realogy Corp., Term Loan DD, 3.286% 20132,4,5	3,574	3,370
Realogy Corp., Letter of Credit, 3.297% 20132,4,5	1,348	1,271
Realogy Corp., Second Lien Term Loan A, 13.50% 20174,5	15,540	17,065
Liberty Mutual Group Inc. 6.50% 20351	2,289	2,034
Liberty Mutual Group Inc. 7.50% 20361	2,650	2,642
Liberty Mutual Group Inc., Series B, 7.00% 20671,2	1,815	1,632
Liberty Mutual Group Inc., Series A, 7.80% 20871,2	9,500	9,453
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	6,695	8,168
International Lease Finance Corp., Series Q, 5.45% 2011	5,345	5,385
International Lease Finance Corp., Series Q, 5.75% 2011	3,900	3,939
International Lease Finance Corp. 5.00% 2012	490	496
International Lease Finance Corp., Series R, 5.30% 2012	1,295	1,316
International Lease Finance Corp., Series R, 5.35% 2012	1,850	1,875
International Lease Finance Corp., Series R, 5.40% 2012	3,940	3,999
American General Finance Corp., Series I, 5.85% 2013	1,500	1,369
International Lease Finance Corp. 8.625% 20151	4,250	4,579
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,723
Developers Diversified Realty Corp. 9.625% 2016	7,225	8,583
Developers Diversified Realty Corp. 7.50% 2017	2,670	2,986
Developers Diversified Realty Corp. 7.875% 2020	2,720	3,051
Regions Financial Corp. 6.375% 2012	2,351	2,396
Regions Financial Corp. 4.875% 2013	70	68
Regions Financial Corp. 7.75% 2014	7,411	7,714
Regions Financial Corp. 5.75% 2015	602	590
Regions Bank 7.50% 2018	3,295	3,399
Ford Motor Credit Co. 3.039% 20122	1,700	1,717
Ford Motor Credit Co. 7.50% 2012	2,000	2,127
Ford Motor Credit Co. 7.80% 2012	1,000	1,063
Ford Motor Credit Co. 8.70% 2014	850	958
Ford Motor Credit Co. 7.00% 2015	500	538
Ford Motor Credit Co. 8.00% 2016	3,900	4,363
MetLife Capital Trust IV 7.875% 20671,2	2,005	2,130
MetLife Capital Trust X 9.25% 20681,2	6,300	7,434
MetLife Inc. 10.75% 20692	500	672
HBOS PLC 6.75% 20181	6,440	6,039
Lloyds TSB Bank PLC 6.50% 20201	625	576
LBG Capital No.1 PLC, Series 2, 7.875% 2020	2,500	2,288
Host Marriott, LP, Series K, 7.125% 2013	104	106
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	1,035
Host Marriott, LP, Series O, 6.375% 2015	900	918
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,258
Host Hotels & Resorts LP 9.00% 2017	4,050	4,516
National City Preferred Capital Trust I 12.00% (undated)2	7,762	8,752
Zions Bancorporation 5.65% 2014	1,880	1,878
Zions Bancorporation 7.75% 2014	1,135	1,184
Zions Bancorporation 6.00% 2015	5,260	5,205
ProLogis 6.625% 2018	1,570	1,669
ProLogis 7.375% 2019	1,685	1,844
ProLogis 6.875% 2020	3,015	3,207
Ally Financial Inc. 7.25% 2011	1,549	1,565
Ally Financial Inc. 6.625% 2012	316	329
Ally Financial Inc. 6.875% 2012	189	198
Ally Financial Inc. 7.00% 2012	918	959
Ally Financial Inc. 6.75% 2014	2,500	2,622
Rouse Co. 7.20% 2012	1,495	1,573
Rouse Co. 5.375% 2013	1,250	1,261
Rouse Co. 6.75% 20131	1,575	1,640
Capital One Capital IV 6.745% 20372	4,030	4,020
Nationwide Mutual Insurance Co. 9.375% 20391	3,000	3,489
Royal Bank of Scotland Group PLC 5.05% 2015	540	520
Royal Bank of Scotland Group PLC 4.70% 2018	1,555	1,319
Royal Bank of Scotland Group PLC 6.99% (undated)1,2	1,350	1,046
Synovus Financial Corp. 4.875% 2013	605	549
Synovus Financial Corp. 5.125% 2017	2,536	2,111
UnumProvident Finance Co. PLC 6.85% 20151	800	888
Unum Group 7.125% 2016	1,225	1,378
Unum Group 5.625% 2020	330	332
Hospitality Properties Trust 7.875% 2014	320	354
Hospitality Properties Trust 5.125% 2015	155	157
Hospitality Properties Trust 6.30% 2016	295	311
Hospitality Properties Trust 5.625% 2017	905	900
Hospitality Properties Trust 6.70% 2018	325	341
Citigroup Inc. 6.125% 2018	875	960
Citigroup Capital XXI 8.30% 20772	1,000	1,045
NASDAQ OMX Group, Inc. 5.25% 2018	1,400	1,414
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,313
HVB Funding Trust I 8.741% 20311	1,100	1,100
Genworth Financial, Inc. 6.15% 20662	1,000	795
Allstate Corp., Series B, 6.125% 20672	405	406
AXA SA 6.463% (undated)1,2	400	361
		255,588

INDUSTRIALS — 11.38%
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	4,225	4,912
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20166	18,585	19,607
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	7,780	9,025
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20181	3,000	3,120
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20142,4,5	750	659
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20142,4,5	12,542	11,031
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,4,5	1,555	1,560
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	1,035
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,3	8,998	6,861
Nortek, Inc. 11.00% 2013	10,381	11,107
Nortek Inc. 10.00% 20181	6,440	6,681
US Investigations Services, Inc., Term Loan B, 3.054% 20152,4,5	1,452	1,385
US Investigations Services, Inc., Term Loan B, 7.75% 20152,4,5	7,418	7,510
US Investigations Services, Inc. 10.50% 20151	4,420	4,558
US Investigations Services, Inc. 11.75% 20161	2,831	2,905
Continental Airlines, Inc. 8.75% 2011	1,250	1,291
United Air Lines, Inc., Term Loan B, 2.313% 20142,4,5	3,944	3,820
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20174	609	610
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	236	236
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	78	78
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	603	643
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20194	885	901
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	451	480
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20204	2,111	2,111
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,4	863	829
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	2,122	2,260
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	863	966
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20224	1,228	1,249
Northwest Airlines, Inc., Term Loan B, 3.81% 20132,4,5	1,362	1,301
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20134	1,000	1,039
Delta Air Lines, Inc., Second Lien Term Loan B, 3.539% 20142,4,5	2,895	2,818
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20144	480	499
Northwest Airlines, Inc., Term Loan A, 2.06% 20182,4,5	2,988	2,659
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20244	3,092	3,170
TransDigm Inc. 7.75% 20181	10,530	10,951
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20142,4,5	863	851
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.04% 20142,4,5	834	822
DAE Aviation Holdings, Inc. 11.25% 20151	8,871	9,226
ARAMARK Corp., Letter of Credit, 2.136% 20142,4,5	15	14
ARAMARK Corp., Term Loan B, 2.178% 20142,4,5	181	180
ARAMARK Corp. 3.787% 20152	950	933
ARAMARK Corp. 8.50% 2015	8,600	9,030
ARAMARK Corp., Letter of Credit, 3.361% 20162,4,5	26	26
ARAMARK Corp., Term Loan B, 3.553% 20162,4,5	400	401
CEVA Group PLC, Bridge Loan, 9.75% 20152,4,5,7	2,355	2,084
CEVA Group PLC 11.625% 20161	3,990	4,399
CEVA Group PLC 8.375% 20171	1,200	1,218
CEVA Group PLC 11.50% 20181	2,625	2,848
Associated Materials, LLC 9.125% 20171	8,495	8,899
Ashtead Group PLC 8.625% 20151	3,550	3,696
Ashtead Capital, Inc. 9.00% 20161	4,900	5,133
RBS Global, Inc. and Rexnord LLC 11.75% 2016	425	458
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,259
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20124	1,000	1,014
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	1,440	1,489
AMR Corp. 9.00% 2016	633	617
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20194	2,712	2,617
AMR Corp. 10.00% 2021	1,000	935
Ply Gem Industries, Inc. 11.75% 2013	5,290	5,687
RailAmerica, Inc. 9.25% 2017	4,511	4,979
Navios Maritime Acquisition Corp. 8.625% 20171	4,045	4,156
Kansas City Southern Railway Co. 13.00% 2013	1,267	1,514
Kansas City Southern Railway Co. 8.00% 2015	1,825	1,971
Esterline Technologies Corp. 6.625% 2017	1,130	1,147
Esterline Technologies Corp. 7.00% 20201	2,000	2,070
Manitowoc Company, Inc. 8.50% 2020	1,925	2,055
H&E Equipment Services, Inc. 8.375% 2016	1,400	1,435
Allied Waste North America, Inc. 6.875% 2017	700	771
Roofing Supply Group 8.625% 20171	230	238
		220,039

TELECOMMUNICATION SERVICES — 9.96%
Sprint Capital Corp. 8.375% 2012	4,625	4,914
Nextel Communications, Inc., Series E, 6.875% 2013	3,565	3,592
Nextel Communications, Inc., Series F, 5.95% 2014	13,345	13,178
Nextel Communications, Inc., Series D, 7.375% 2015	20,955	21,086
Cricket Communications, Inc. 10.00% 2015	3,500	3,767
Cricket Communications, Inc. 7.75% 2016	12,030	12,541
Cricket Communications, Inc. 7.75% 20201	4,250	4,059
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	12,340	13,358
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	3,130	3,388
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20171	3,390	3,517
Wind Acquisition SA 11.75% 20171	13,030	14,756
Wind Acquisition SA 7.25% 20181	950	969
Wind Acquisition SA 7.375% 2018	€3,075	4,140
Frontier Communications Corp. 7.875% 2015	$1,325	1,454
Frontier Communications Corp. 8.25% 2017	7,500	8,269
Frontier Communications Corp. 8.50% 2020	4,025	4,417
Frontier Communications Corp. 8.75% 2022	875	958
Digicel Group Ltd. 12.00% 20141	4,650	5,440
Digicel Group Ltd. 8.875% 20151	7,850	7,968
Digicel Group Ltd. 10.50% 20181	1,000	1,105
LightSquared, Term Loan B, 12.00% 20143,4,5	12,910	11,915
Windstream Corp. 8.125% 2013	1,000	1,105
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,831
Windstream Corp. 8.625% 2016	4,375	4,627
Windstream Corp. 7.00% 2019	2,650	2,623
Vodafone Group PLC, Term Loan, 6.875% 20153,4,5,7	9,530	9,768
Intelsat Jackson Holding Co., Series B, 8.875% 20151	800	826
Intelsat, Ltd. 8.875% 2015	325	336
Intelsat, Ltd. 9.50% 2015	1,000	1,035
Intelsat, Ltd. 9.25% 2016	2,000	2,170
Intelsat Jackson Holding Co. 9.50% 2016	875	928
Intelsat Jackson Holding Co. 8.50% 20191	1,500	1,639
Trilogy International Partners, LLC, 10.25% 20161	5,100	5,075
Crown Castle International Corp. 9.00% 2015	2,175	2,414
Crown Castle International Corp. 7.75% 20171	1,250	1,372
American Tower Corp. 7.00% 2017	1,500	1,694
American Tower Corp. 7.25% 2019	1,825	2,071
Qwest Communications International Inc. 8.00% 2015	2,250	2,430
SBA Telecommunications, Inc. 8.00% 2016	1,650	1,794
Sorenson Communications 10.50% 20151	2,375	1,461
Orascom Telecom 7.875% 20141	1,500	1,418
Hawaiian Telcom, Inc. 9.00% 20152,3,4,5	1,140	1,150
		192,558

INFORMATION TECHNOLOGY — 9.73%
First Data Corp., Term Loan B2, 3.011% 20142,4,5	7,846	7,269
First Data Corp. 9.875% 2015	2,790	2,657
First Data Corp. 9.875% 2015	156	149
First Data Corp. 10.55% 20153	1,079	999
First Data Corp. 11.25% 2016	3,490	3,071
First Data Corp. 8.875% 20201	4,585	4,860
First Data Corp. 8.25% 20211	11,290	10,895
First Data Corp. 12.625% 20211	22,610	21,706
First Data Corp. 8.75% 20221,2,3	11,317	11,006
Freescale Semiconductor, Inc. 8.875% 2014	5,225	5,486
Freescale Semiconductor, Inc. 9.125% 20142,3	10,001	10,501
Freescale Semiconductor, Inc., Term Loan, 4.508% 20162,4,5	406	393
Freescale Semiconductor, Inc. 10.125% 2016	10,733	11,350
Freescale Semiconductor, Inc. 9.25% 20181	7,750	8,564
Freescale Semiconductor, Inc. 10.125% 20181	5,500	6,215
NXP BV and NXP Funding LLC 3.039% 20132	1,000	989
NXP BV and NXP Funding LLC 3.735% 20132	€2,497	3,237
NXP BV and NXP Funding LLC 10.00% 20138	$1,312	1,499
NXP BV and NXP Funding LLC 7.875% 2014	180	188
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	4,495
NXP BV and NXP Funding LLC 9.50% 2015	$13,395	14,366
NXP BV and NXP Funding LLC 9.75% 20181	15,520	17,538
Sanmina-SCI Corp. 6.75% 2013	1,725	1,729
Sanmina-SCI Corp. 3.052% 20141,2	4,575	4,346
Sanmina-SCI Corp. 8.125% 2016	6,500	6,597
Ceridian Corp. 11.25% 2015	6,400	6,368
Serena Software, Inc. 10.375% 2016	5,975	6,139
SunGard Data Systems Inc. 10.625% 2015	1,100	1,218
SunGard Data Systems Inc. 7.375% 20181	3,200	3,232
SunGard Data Systems Inc. 7.625% 20201	1,600	1,628
Advanced Micro Devices, Inc. 8.125% 2017	5,475	5,831
Jabil Circuit, Inc. 8.25% 2018	2,270	2,582
Jabil Circuit, Inc. 5.625% 2020	1,000	988
		188,091

HEALTH CARE — 7.70%
HCA Inc., Term Loan B1, 2.553% 20132,4,5	605	600
HCA Inc. 9.125% 2014	2,645	2,781
HCA Inc. 6.375% 2015	3,205	3,165
HCA Inc. 9.625% 20162,3	1,379	1,480
HCA Inc., Term Loan B2, 3.553% 20172,4,5	1,451	1,453
HCA Inc. 7.75% 20211	15,360	15,398
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	6,905	7,043
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	9,910	10,009
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	2,375	2,393
VWR Funding, Inc., Series B, 10.25% 20152,3	15,402	16,250
PTS Acquisition Corp. 9.50% 20152,3	14,540	14,758
PTS Acquisition Corp. 9.75% 2017	€775	1,036
Bausch & Lomb Inc. 9.875% 2015	$11,855	12,744
Tenet Healthcare Corp. 7.375% 2013	10,335	10,645
Tenet Healthcare Corp. 9.25% 2015	1,355	1,450
Boston Scientific Corp. 5.125% 2017	1,555	1,554
Boston Scientific Corp. 6.00% 2020	2,350	2,454
Boston Scientific Corp. 7.00% 2035	2,370	2,382
Boston Scientific Corp. 7.375% 2040	776	851
Quintiles Transnational 9.50% 20141,2,3	6,420	6,596
ConvaTec Healthcare 10.50% 20181	6,220	6,337
HealthSouth Corp. 10.75% 2016	5,280	5,716
Surgical Care Affiliates, Inc. 8.875% 20151,2,3	3,703	3,777
Surgical Care Affiliates, Inc. 10.00% 20171	1,825	1,861
Patheon Inc. 8.625% 20171	3,215	3,223
Multiplan Inc. 9.875% 20181	2,450	2,609
Coventry Health Care, Inc. 6.125% 2015	1,000	1,042
Coventry Health Care, Inc. 5.95% 2017	1,310	1,334
Merge Healthcare Inc 11.75% 2015	2,115	2,263
Accellent Inc. 8.375% 2017	2,000	2,060
CHS/Community Health Systems, Inc. 8.875% 2015	1,900	2,000
Symbion Inc. 11.75% 20152,3	2,103	1,740
		149,004

MATERIALS — 4.39%
Georgia Gulf Corp. 10.75% 2016	1,500	1,598
Georgia Gulf Corp. 9.00% 20171	13,205	14,393
Reynolds Group 7.75% 20161	4,530	4,813
Reynolds Group 8.50% 20181	3,115	3,146
Reynolds Group 7.125% 20191	740	757
Reynolds Group 9.00% 20191	2,760	2,874
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	1,900	1,948
Nalco Co. 8.25% 2017	3,690	4,017
Nalco Co. 6.625% 20191	1,950	2,004
Graphic Packaging International, Inc. 9.50% 2017	5,125	5,618
Graphic Packaging International, Inc. 7.875% 2018	800	842
Ardagh Packaging Finance 7.375% 2017	€500	675
Ardagh Packaging Finance 7.375% 20171	$250	259
Ardagh Packaging Finance 9.125% 20201	1,500	1,568
Ardagh Packaging Finance 9.25% 2020	€1,900	2,615
Smurfit Kappa Acquisition 7.75% 2019	2,890	4,094
Smurfit Capital Funding PLC 7.50% 2025	$665	617
LBI Escrow Corp 8.00% 20171	3,937	4,365
Owens-Brockway Glass Container Inc. 7.375% 2016	3,900	4,163
CEMEX Finance LLC 9.50% 20161	3,800	3,938
Rockwood Specialties Group, Inc. 7.50% 2014	2,500	2,575
Rockwood Specialties Group, Inc. 7.625% 2014	€750	1,027
Plastipak Holdings, Inc. 8.50% 20151	$2,610	2,701
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,240	2,481
Ball Corp. 7.125% 2016	1,350	1,461
Ball Corp. 5.75% 2021	835	810
International Paper Co. 9.375% 2019	1,690	2,177
Steel Dynamics Inc. 7.625% 20201	1,750	1,881
MacDermid 9.50% 20171	1,675	1,776
FMG Resources 7.00% 20151	1,600	1,648
Newpage Corp. 11.375% 2014	1,595	1,507
Mercer International Inc. 9.50% 20171	580	599
		84,947

UTILITIES — 3.85%
Edison Mission Energy 7.50% 2013	3,150	3,103
Edison Mission Energy 7.75% 2016	2,200	1,903
Midwest Generation, LLC, Series B, 8.56% 20164	6,612	6,695
Edison Mission Energy 7.00% 2017	8,025	6,400
Edison Mission Energy 7.20% 2019	5,725	4,451
Edison Mission Energy 7.625% 2027	5,925	4,310
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.764% 20142,4,5	6,297	4,884
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.764% 20142,4,5	1,488	1,154
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	5,900	3,334
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	4,820	2,747
AES Gener SA 7.50% 2014	500	542
AES Corp. 7.75% 2015	500	536
AES Corp. 8.00% 2017	5,500	5,844
AES Corp. 8.00% 2020	3,000	3,195
Intergen Power 9.00% 20171	8,775	9,345
NRG Energy, Inc. 7.25% 2014	1,900	1,943
NRG Energy, Inc. 7.375% 2016	4,250	4,367
NRG Energy, Inc. 7.375% 2017	1,975	2,039
Sierra Pacific Resources 6.75% 2017	1,000	1,037
NV Energy, Inc 6.25% 2020	3,200	3,232
CMC Energy Corp. 6.55% 2017	1,700	1,816
CMS Energy Corp. 5.05% 2018	1,500	1,491
CMS Energy Corp. 8.75% 2019	150	177
		74,545

CONSUMER STAPLES — 3.10%
Smithfield Foods, Inc. 10.00% 20141	5,425	6,279
Smithfield Foods, Inc. 7.75% 2017	3,525	3,684
Rite Aid Corp. 8.625% 2015	3,250	2,860
Rite Aid Corp. 9.75% 2016	2,950	3,263
Rite Aid Corp. 10.25% 2019	1,470	1,534
Rite Aid Corp. 8.00% 2020	1,420	1,486
SUPERVALU INC. 7.50% 2012	340	346
Albertson’s, Inc. 7.25% 2013	460	463
SUPERVALU INC. 8.00% 2016	6,900	6,641
Albertson’s, Inc. 7.45% 2029	1,000	755
Albertson’s, Inc. 8.00% 2031	1,100	831
Stater Bros. Holdings Inc. 7.75% 2015	5,800	5,989
Stater Bros. Holdings Inc. 7.375% 20181	1,975	2,034
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	5,300	5,472
Spectrum Brands Inc. 9.50% 20181	2,825	3,108
Cott Beverages Inc. 8.125% 2018	2,675	2,896
Constellation Brands, Inc. 7.25% 2017	2,500	2,659
Tyson Foods, Inc. 10.50% 2014	2,075	2,464
BFF International Ltd. 7.25% 20201	2,000	2,090
C&S Group Enterprises LLC 8.375% 20171	1,905	1,829
CEDC Finance Corp. 9.125% 20161	1,500	1,601
Ingles Markets, Inc. 8.875% 2017	1,475	1,586
		59,870

ENERGY — 2.67%
Petroplus Finance Ltd. 6.75% 20141	10,380	9,602
Petroplus Finance Ltd. 7.00% 20171	7,243	6,446
Petroplus Finance Ltd. 9.375% 20191	2,000	1,860
Energy Transfer Partners, LP 7.50% 2020	4,575	4,735
Teekay Corp. 8.50% 2020	4,025	4,402
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	1,475	1,518
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,000	1,164
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,186
Concho Resources Inc. 7.00% 2021	3,700	3,802
Enterprise Products Operating LLC 7.00% 20672	3,525	3,489
TransCanada PipeLines Ltd. 6.35% 20672	2,715	2,684
Denbury Resources Inc. 9.75% 2016	900	1,008
Denbury Resources Inc. 8.25% 2020	1,096	1,195
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,4	1,800	1,881
Continental Resources Inc. 7.375% 2020	275	293
Continental Resources Inc. 7.125% 20211	1,500	1,583
Forest Oil Corp. 8.50% 2014	500	549
Forest Oil Corp. 7.25% 2019	1,000	1,020
Overseas Shipholding Group, Inc. 8.125% 2018	1,500	1,511
General Maritime Corp. 12.00% 2017	1,125	1,091
Williams Companies, Inc. 7.875% 2021	185	219
Williams Companies, Inc. 8.75% 2032	370	454
		51,692

MORTGAGE-BACKED OBLIGATIONS4 — 0.14%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	2,500	2,636

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
Brazil (Federal Republic of) 6.00% 20459	BRL3,902	2,550

BONDS & NOTES OF U.S. GOVERNMENT — 0.13%
U.S. Treasury 6.00% 2026	$2,000	2,474

MUNICIPALS — 0.06%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	$1,250	$1,230

Total bonds, notes & other debt instruments (cost: $1,592,385,000)		1,709,652

	Shares or
Convertible securities — 0.83%	principal amount

INFORMATION TECHNOLOGY — 0.42%
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,000,000	3,525
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,130
Liberty Media Corp. 3.50% convertible notes 2031	$3,000,000	1,634
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$756,000	765
		8,054

CONSUMER DISCRETIONARY — 0.27%
Ford Motor Co. 6.50% convertible preferred 2032	63,400	3,288
Cooper-Standard Holdings Inc. 7.00% convertible preferred1,7	4,984	1,035
Saks Inc. 2.00% convertible notes 2024	$833,000	867
		5,190

FINANCIALS — 0.06%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20271	$1,250,000	1,269

INDUSTRIALS — 0.06%
United Continental Holdings, Inc. 4.50% convertible notes 2021	$1,197,000	1,218

TELECOMMUNICATION SERVICES — 0.02%
Clearwire Corp. 8.25% convertible notes 20401	$379,000	387

Total convertible securities (cost: $14,006,000)		16,118

Preferred stocks — 2.21%	Shares

FINANCIALS — 2.00%
Barclays Bank PLC 7.434%1,2	8,500,000	8,394
Barclays Bank PLC 8.55%1,2	675,000	675
JPMorgan Chase & Co., Series I, 7.90%2	4,985,000	5,317
Catlin Insurance Ltd. 7.249%1,2	5,225,000	4,624
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	160,000	4,135
Wells Fargo & Co., Series K, 7.98%2	2,930,000	3,106
Ally Financial Inc., Series G, 7.00%1	2,650	2,505
Lloyds Banking Group PLC 6.657% preference shares1,2,10	3,470,000	2,429
XL Capital Ltd., Series E, 6.50%2	2,750,000	2,392
RBS Capital Trust II 6.425% noncumulative trust2,10	3,265,000	2,163
Fleet Capital Trust II 7.92% 2026	1,300,000	1,316
Citigroup Inc. 6.95% convertible preferred 2031	48,000	1,162
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	395,000	461
Fannie Mae, Series O, 0%1,2,10	20,000	20
		38,699

CONSUMER DISCRETIONARY — 0.21%
Las Vegas Sands Corp., Series A, 10.00%	19,400	2,209
Gray Television, Inc., Series D, 17.00%7,8,10	1,790,876	1,724
		3,933

Total preferred stocks (cost: $35,931,000)		42,632

Common stocks — 1.21%

FINANCIALS — 0.47%
Citigroup Inc.10	1,207,723	5,712
CIT Group Inc.10	37,755	1,778
Bank of America Corp.	118,946	1,587
		9,077

CONSUMER DISCRETIONARY — 0.38%
Ford Motor Co.10	171,877	2,886
Cooper-Standard Holdings Inc.1,10	47,595	2,142
Cooper-Standard Holdings Inc.1,10	14,544	654
American Media, Inc.7,8,10	87,469	1,465
Time Warner Cable Inc.	2,666	176
Charter Communications, Inc., Class A10	1,331	52
Adelphia Recovery Trust, Series Arahova10	388,601	39
Adelphia Recovery Trust, Series ACC-110	449,306	4
Adelphia Recovery Trust, Series ACC-6B7,10	1,000,000	—
Forbes Travel Guide, Inc.7,8,10	7,285	2
		7,420

MATERIALS — 0.24%
Georgia Gulf Corp.10	192,797	4,639

TELECOMMUNICATION SERVICES — 0.10%
Hawaiian Telcom Holdco, Inc.10	37,968	1,063
Sprint Nextel Corp., Series 110	127,382	539
CenturyLink, Inc.	8,725	403
XO Holdings, Inc.10	651	—
		2,005

INDUSTRIALS — 0.02%
Nortek, Inc.10	3,850	139
Quad/Graphics, Inc., Class A10	1,517	63
Delta Air Lines, Inc.10	3,664	46
Atrium Corp.7,8,10	361	33
		281

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.7,8,10	2,236	7

Total common stocks (cost: $17,639,000)		23,429

		Value
Rights & warrants — 0.02%	Shares	(000)

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc., warrants, expire 20171,10	11,422	$297

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20157,10	20,572	82

Total rights & warrants (cost: $4,982,000)		379

	Principal amount
Short-term securities — 5.71%	(000)

Freddie Mac 0.14%–0.265% due 1/19–2/22/2011	$50,616	50,607
General Electric Capital Corp. 0.15% due 1/3/2011	29,300	29,300
Federal Home Loan Bank 0.16% due 4/1/2011	10,500	10,496
Jupiter Securitization Co., LLC 0.23% due 1/27/20111	10,000	9,998
PepsiCo Inc. 0.17% due 2/24/20111	10,000	9,997

Total short-term securities (cost: $110,397,000)		110,398

Total investment securities (cost: $1,775,340,000)		1,902,608
Other assets less liabilities		31,128

Net assets		$1,933,736

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $600,333,000, which represented 31.05% of the net assets of the fund.

2Coupon rate may change periodically.
3Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $142,470,000, which represented 7.37% of the net assets of the fund.

6Step bond; coupon rate will increase at a later date.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $16,475,000, which represented .85% of the net assets of the fund.
8Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Gray Television, Inc., Series D, 17.00%	6/26/2008	$1,701	$1,724	.09%
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,107	1,499	.08
American Media, Inc.	11/17/2010	1,465	1,465	.07
Atrium Corp.	4/30/2010	33	33	.00
HSW International, Inc.	12/17/2007	69	7	.00
Forbes Travel Guide, Inc.	12/17/2007	2	2	.00
Total restricted securities		$4,377	$4,730	.24%
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.

Key to abbreviation and symbol

BRL = Brazilian reais
€ = Euros

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

December 31, 2010

Bonds, notes & other debt instruments — 88.69%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 39.72%
Federal agency mortgage-backed obligations1 — 39.43%
Fannie Mae 6.00% 2021	$2,013	$2,191
Fannie Mae 6.00% 2021	136	148
Fannie Mae 6.00% 2021	51	56
Fannie Mae 5.00% 2023	5,550	5,889
Fannie Mae 4.00% 2024	8,896	9,178
Fannie Mae 4.00% 2024	4,355	4,488
Fannie Mae 3.00% 2025	7,000	6,870
Fannie Mae 3.00% 2025	4,000	3,926
Fannie Mae 3.00% 2025	4,000	3,926
Fannie Mae 3.00% 2025	3,452	3,385
Fannie Mae 3.00% 2025	2,000	1,963
Fannie Mae 3.00% 2025	1,000	981
Fannie Mae 3.50% 2025	56,750	57,291
Fannie Mae 3.50% 2025	21,750	21,957
Fannie Mae 3.50% 2025	17,500	17,667
Fannie Mae 3.50% 2025	5,000	5,048
Fannie Mae 3.50% 2025	5,000	5,048
Fannie Mae 3.50% 2025	3,000	3,029
Fannie Mae 4.00% 2025	28,135	29,093
Fannie Mae 4.00% 2025	4,994	5,164
Fannie Mae 3.00% 2026	57,081	55,895
Fannie Mae 3.00% 2026	27,000	26,477
Fannie Mae 3.00% 2026	15,655	15,352
Fannie Mae 3.00% 2026	117	115
Fannie Mae 3.50% 2026	54,500	54,892
Fannie Mae 6.00% 2027	3,138	3,425
Fannie Mae 6.50% 2028	2,805	3,134
Fannie Mae 4.00% 2029	16,637	16,863
Fannie Mae 5.50% 2033	8,688	9,346
Fannie Mae 6.50% 2035	618	698
Fannie Mae 5.52% 20362	1,463	1,551
Fannie Mae 6.00% 2036	3,012	3,284
Fannie Mae 5.34% 20372	1,725	1,810
Fannie Mae 5.532% 20372	504	528
Fannie Mae 6.00% 2037	4,513	4,911
Fannie Mae 6.00% 2037	2,738	2,980
Fannie Mae 6.00% 2037	2,721	2,961
Fannie Mae 6.00% 2037	1,303	1,418
Fannie Mae 6.00% 2037	1,197	1,300
Fannie Mae 6.00% 2037	609	664
Fannie Mae 6.00% 2037	455	496
Fannie Mae 6.00% 2037	391	425
Fannie Mae 6.00% 2037	337	368
Fannie Mae 6.50% 2037	3,413	3,797
Fannie Mae 6.50% 2037	832	913
Fannie Mae 6.50% 2037	342	376
Fannie Mae 7.00% 2037	1,893	2,083
Fannie Mae 7.00% 2037	1,647	1,812
Fannie Mae 7.00% 2037	369	406
Fannie Mae 5.457% 20382	2,288	2,408
Fannie Mae 5.50% 2038	3,057	3,273
Fannie Mae 6.00% 2038	52,448	57,081
Fannie Mae 6.00% 2038	2,765	3,009
Fannie Mae 6.00% 2038	2,640	2,873
Fannie Mae 6.00% 2038	2,630	2,862
Fannie Mae 6.00% 2038	1,112	1,210
Fannie Mae 6.00% 2038	1,127	1,209
Fannie Mae 6.00% 2038	937	1,022
Fannie Mae 6.00% 2038	789	859
Fannie Mae 6.00% 2038	521	565
Fannie Mae 6.50% 2038	6,481	7,215
Fannie Mae 3.577% 20392	2,705	2,807
Fannie Mae 3.593% 20392	6,979	7,234
Fannie Mae 3.779% 20392	556	579
Fannie Mae 6.00% 2039	11,616	12,604
Fannie Mae 6.00% 2039	7,330	7,958
Fannie Mae 6.00% 2039	6,063	6,583
Fannie Mae 6.00% 2039	1,556	1,693
Fannie Mae 2.605% 20402	30,250	30,632
Fannie Mae 3.146% 20402	3,596	3,683
Fannie Mae 3.50% 2040	18,700	17,883
Fannie Mae 3.50% 2040	17,800	17,022
Fannie Mae 3.50% 2040	12,250	11,715
Fannie Mae 3.50% 2040	8,750	8,368
Fannie Mae 3.50% 2040	5,000	4,782
Fannie Mae 4.00% 2040	36,225	36,084
Fannie Mae 4.00% 2040	15,850	15,798
Fannie Mae 4.00% 2040	10,750	10,708
Fannie Mae 4.50% 2040	66,039	67,869
Fannie Mae 4.50% 2040	39,451	40,544
Fannie Mae 6.50% 2040	6,437	7,158
Fannie Mae 3.50% 2041	22,300	21,303
Fannie Mae 3.50% 2041	17,600	16,831
Fannie Mae 6.463% 20472	595	638
Fannie Mae, Series 2001-4, Class GB, 10.085% 20182	223	257
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	625	648
Fannie Mae, Series 2001-4, Class GA, 9.893% 20252	63	73
Fannie Mae, Series 2001-4, Class NA, 11.71% 20252	124	140
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,080	1,143
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,183	988
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,121	3,338
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,384	1,517
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,285	1,382
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	316	362
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	317	366
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	90	100
Government National Mortgage Assn. 4.00% 2024	6,907	7,183
Government National Mortgage Assn. 4.00% 2024	832	865
Government National Mortgage Assn. 3.50% 2025	4,756	4,808
Government National Mortgage Assn. 3.50% 2025	2,230	2,263
Government National Mortgage Assn. 3.50% 2025	1,967	1,997
Government National Mortgage Assn. 4.00% 2025	15,461	16,077
Government National Mortgage Assn. 5.00% 2038	21,968	23,357
Government National Mortgage Assn. 5.50% 2038	4,789	5,175
Government National Mortgage Assn. 5.50% 2038	3,721	4,021
Government National Mortgage Assn. 5.50% 2038	3,234	3,482
Government National Mortgage Assn. 5.50% 2038	2,482	2,672
Government National Mortgage Assn. 5.50% 2038	1,510	1,631
Government National Mortgage Assn. 6.00% 2038	4,554	4,970
Government National Mortgage Assn. 6.00% 2038	2,794	3,076
Government National Mortgage Assn. 6.00% 2038	1,952	2,143
Government National Mortgage Assn. 6.50% 2038	7,632	8,470
Government National Mortgage Assn. 6.50% 2038	1,065	1,182
Government National Mortgage Assn. 3.50% 20392	1,734	1,811
Government National Mortgage Assn. 4.00% 2039	1,247	1,259
Government National Mortgage Assn. 4.50% 2039	10,967	11,406
Government National Mortgage Assn. 4.50% 2039	7,560	7,863
Government National Mortgage Assn. 5.00% 2039	6,834	7,272
Government National Mortgage Assn. 4.00% 2040	48,739	49,196
Government National Mortgage Assn. 4.00% 2040	6,708	6,771
Government National Mortgage Assn. 4.00% 2040	3,578	3,612
Government National Mortgage Assn. 4.00% 2040	3,561	3,594
Government National Mortgage Assn. 4.50% 2040	13,613	14,156
Government National Mortgage Assn. 4.50% 2040	8,742	9,090
Government National Mortgage Assn. 4.50% 2040	1,543	1,605
Government National Mortgage Assn. 4.50% 2040	1,473	1,532
Government National Mortgage Assn. 5.00% 2040	8,181	8,704
Government National Mortgage Assn. 5.00% 2040	4,756	5,061
Government National Mortgage Assn. 5.00% 2040	4,462	4,748
Government National Mortgage Assn. 5.00% 2040	2,658	2,828
Government National Mortgage Assn. 5.00% 2040	1,811	1,927
Government National Mortgage Assn. 5.00% 2040	274	292
Government National Mortgage Assn. 4.00% 2041	23,235	23,377
Government National Mortgage Assn. 4.00% 2041	19,900	20,040
Government National Mortgage Assn. 4.50% 2041	23,375	24,273
Government National Mortgage Assn. 6.172% 2058	260	284
Government National Mortgage Assn. 6.22% 2058	3,461	3,800
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,724	1,908
Freddie Mac 4.50% 2019	2,908	3,064
Freddie Mac 4.50% 2023	5,567	5,826
Freddie Mac 5.00% 2023	358	379
Freddie Mac 5.00% 2024	4,820	5,092
Freddie Mac 5.50% 2024	13,601	14,596
Freddie Mac 3.50% 2025	26,000	26,203
Freddie Mac 4.00% 2025	23,469	24,184
Freddie Mac 4.00% 2025	11,728	12,085
Freddie Mac 4.00% 2025	11,101	11,420
Freddie Mac 4.00% 2025	9,854	10,154
Freddie Mac 4.00% 2025	5,914	6,094
Freddie Mac 4.00% 2025	5,642	5,814
Freddie Mac 4.00% 2025	3,122	3,217
Freddie Mac 6.00% 2026	2,633	2,864
Freddie Mac 6.00% 2027	5,515	5,998
Freddie Mac 2.711% 20352	703	738
Freddie Mac 5.847% 20362	6,757	7,241
Freddie Mac 5.929% 20372	294	310
Freddie Mac 4.808% 20382	3,107	3,287
Freddie Mac 5.433% 20382	1,082	1,146
Freddie Mac 6.00% 2038	7,449	8,111
Freddie Mac 3.152% 20402	4,214	4,309
Freddie Mac 5.00% 2040	11,790	12,374
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,657
Freddie Mac, Series 2356, Class GD, 6.00% 2016	827	890
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,446	1,432
Freddie Mac, Series 1567, Class A, 0.713% 20232	241	241
Freddie Mac, Series 3061, Class PN, 5.50% 2035	404	444
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,255	1,097
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,373	1,475
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,227	1,331
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,651	6,010
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	15,612	16,438
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	950	945
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	1,068	1,082
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.811% 20482,3	781	783
NGN, Series 2010-R2, Class 1A, 0.635% 20172,4	776	776
		1,370,842

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 0.29%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,161
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,082	1,085
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	844	868
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	599	602
Ally Financial Inc., Series 2001-C1, Class A-2, 6.465% 2034	318	319
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	55	56
		10,091

Total mortgage-backed obligations		1,380,933

U.S. TREASURY BONDS & NOTES — 36.27%
U.S. Treasury 0.875% 2011	49,000	49,114
U.S. Treasury 0.875% 2011	22,250	22,288
U.S. Treasury 1.125% 2011	15,050	15,165
U.S. Treasury 4.875% 2011	48,250	48,983
U.S. Treasury 0.625% 2012	62,250	62,442
U.S. Treasury 0.875% 2012	38,200	38,416
U.S. Treasury 1.00% 2012	44,250	44,613
U.S. Treasury 2.00% 20125	18,214	18,887
U.S. Treasury 1.125% 2013	26,483	26,703
U.S. Treasury 1.375% 2013	18,330	18,609
U.S. Treasury 3.125% 2013	83,175	88,253
U.S. Treasury 1.75% 2014	38,500	39,312
U.S. Treasury 1.75% 2014	7,800	7,954
U.S. Treasury 2.00% 20145	8,285	8,903
U.S. Treasury 2.375% 2014	17,000	17,612
U.S. Treasury 2.625% 2014	57,250	59,918
U.S. Treasury 1.625% 20155	29,751	31,747
U.S. Treasury 2.125% 2015	17,500	17,594
U.S. Treasury 2.00% 20165	8,264	9,009
U.S. Treasury 5.125% 2016	1,500	1,729
U.S. Treasury 2.50% 2017	17,750	17,685
U.S. Treasury 8.875% 2017	16,190	22,496
U.S. Treasury 3.50% 2018	25,500	26,832
U.S. Treasury 3.125% 2019	20,750	20,973
U.S. Treasury 3.375% 2019	53,000	54,116
U.S. Treasury 8.125% 2019	39,470	55,008
U.S. Treasury 3.50% 2020	40,100	41,084
U.S. Treasury 3.625% 2020	87,000	90,307
U.S. Treasury 7.125% 2023	13,000	17,473
U.S. Treasury 5.25% 2028	5,000	5,733
U.S. Treasury 6.25% 2030	5,000	6,430
U.S. Treasury 4.50% 2036	7,000	7,251
U.S. Treasury 4.25% 2039	22,450	22,123
U.S. Treasury 3.875% 2040	71,250	65,637
U.S. Treasury 4.375% 2040	44,000	44,219
U.S. Treasury 4.625% 2040	126,410	132,467
U.S. Treasury Principal Strip 0% 2019	5,000	3,899
		1,260,984

FEDERAL AGENCY BONDS & NOTES — 12.37%
Federal Home Loan Bank 0.875% 2012	51,200	51,544
Federal Home Loan Bank 1.125% 2012	10,250	10,335
Federal Home Loan Bank 1.75% 2012	29,300	29,849
Federal Home Loan Bank 2.25% 2012	4,500	4,604
Federal Home Loan Bank 1.875% 2013	24,250	24,804
Federal Home Loan Bank 3.625% 2013	58,750	62,824
Federal Home Loan Bank 2.375% 2014	4,250	4,388
Federal Home Loan Bank 5.50% 2014	31,410	35,852
Freddie Mac 2.125% 2012	54,000	55,314
Freddie Mac 2.50% 2014	4,000	4,146
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,818
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,344
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,140
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	3,000	3,024
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,473
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,069
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,343
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,551
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,920
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,849
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,818
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,097
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,831
Fannie Mae 6.125% 2012	10,000	10,679
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	8,027
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,546
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,137
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,363
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,062
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	2,139	2,306
Small Business Administration, Series 2001-20K, 5.34% 20211	487	522
Small Business Administration, Series 2001-20J, 5.76% 20211	373	403
Small Business Administration, Series 2001-20F, 6.44% 20211	1,029	1,123
Small Business Administration, Series 2003-20B, 4.84% 20231	1,853	1,968
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,200
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,969
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,636
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,201
Tennessee Valley Authority 5.25% 2039	4,750	5,019
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,194
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,367
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,091
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,272
Federal Agricultural Mortgage Corp. 4.875% 20113	1,000	1,001
		430,023

ASSET-BACKED OBLIGATIONS1 — 0.28%
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	3,829	3,902
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,353	2,426
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,537
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,197	1,224
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	754	776
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	59	59
		9,924

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.05%
France Government Agency-Guaranteed, Société Finance 2.875% 20143	1,810	1,869

Total bonds, notes & other debt instruments (cost: $3,051,509,000)		3,083,733

Short-term securities — 15.94%

Private Export Funding Corp. 0.21%–0.25% due 2/14–3/7/20113	82,500	82,470
Coca-Cola Co. 0.21% due 2/11/20113	66,300	66,284
Google, Inc. 0.18%–0.26% due 1/10–3/21/20113	56,900	56,876
Federal Home Loan Bank 0.17%–0.22% due 2/14–3/23/2011	54,000	53,988
Abbott Laboratories 0.16%–0.18% due 1/19–1/20/20113	42,800	42,797
Straight-A Funding LLC 0.22%–0.25% due 2/1–2/16/20113	40,700	40,689
Johnson & Johnson 0.15% due 1/3/20113	38,100	38,100
Federal Farm Credit Banks 0.20%–0.23% due 4/5–8/11/2011	35,000	34,963
Medtronic Inc. 0.20% due 2/18/20113	30,000	29,989
Variable Funding Capital Company LLC 0.25% due 1/18/20113	27,500	27,496
Procter & Gamble International Funding S.C.A. 0.15% due 1/6/20113	24,100	24,099
JPMorgan Chase & Co. 0.20% due 2/14/2011	20,000	19,995
Paccar Financial Corp. 0.19% due 1/18/2011	14,400	14,399
General Electric Capital Corp. 0.15% due 1/3/2011	12,100	12,100
PepsiCo Inc. 0.17% due 2/24/20113	10,000	9,997

Total short-term securities (cost: $554,243,000)		554,242

Total investment securities (cost: $3,605,752,000)		3,637,975
Other assets less liabilities		(161,056)

Net assets		$3,476,919

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $424,477,000, which represented 12.21% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $776,000, which represented .02% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

Cash Management Fund
Investment portfolio

December 31, 2010

Short-term securities — 99.76%	Principal amount (000)	Value (000)

COMMERCIAL PAPER — 35.70%
KfW 0.21% due 1/13/20111	$20,700	$20,698
Network Rail Infrastructure Finance PLC 0.22% due 1/24/2011	20,100	20,097
Svenska Handelsbanken Inc. 0.26% due 1/7/2011	19,400	19,399
American Honda Finance Corp. 0.22% due 2/3/2011	17,100	17,096
Variable Funding Capital Company LLC 0.25% due 1/18/20111	16,300	16,298
Jupiter Securitization Co., LLC 0.25% due 1/3/20111	15,600	15,600
Barton Capital LLC 0.25% due 1/7/20111	15,600	15,599
Procter & Gamble Co. 0.19% due 1/26/20111	15,300	15,298
Nordea North America, Inc. 0.23% due 1/7/2011	15,100	15,099
European Investment Bank 0.23% due 2/23/2011	14,700	14,694
Straight-A Funding LLC 0.20% due 1/19/20111	13,600	13,599
Coca-Cola Co. 0.21% due 2/11/20111	11,900	11,897
Bank of Nova Scotia 0.20% due 1/12/2011	10,100	10,099
John Deere Credit Ltd. 0.24% due 1/21/20111	9,500	9,499
General Electric Capital Corp. 0.15% due 1/3/2011	5,800	5,800
		220,772

U.S. TREASURIES — 34.76%
U.S. Treasury Bills 0.12%-0.211% due 1/6-8/25/2011	215,000	214,944

FEDERAL AGENCY DISCOUNT NOTES — 26.07%
Freddie Mac 0.145%–0.19% due 1/4–2/25/2011	134,900	134,884
Federal Home Loan Bank 0.16% due 1/26–2/23/2011	16,310	16,308
Fannie Mae 0.14% due 1/18/2011	10,000	9,999
		161,191

CERTIFICATES OF DEPOSIT — 3.23%
Bank of Montreal 0.23% due 1/5/2011	20,000	20,000

Total investment securities (cost: $616,894,000)		616,907
Other assets less liabilities		1,507

Net assets		$618,414

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,488,000, which represented 19.16% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-0211O-S25560

Global Discovery Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

Google	3.84%
Ryanair Holdings	3.19
ENN Energy Holdings	3.16
Alere	2.25
eBay	1.97
Corning	1.79
Emergency Medical Services	1.75
Citigroup	1.72
Biogen Idec	1.71
Oracle	1.71

			Percent
		Value	of net
Common stocks - 89.57%	Shares	(000)	assets

Information technology - 27.38%
Google Inc., Class A (1)	16,000	$ 9,504	3.84%
eBay Inc. (1)	175,000	4,870	1.97
Corning Inc.	230,000	4,444	1.79
Oracle Corp.	135,000	4,225	1.71
QUALCOMM Inc.	80,000	3,959	1.60
Apple Inc. (1)	12,000	3,871	1.56
First Solar, Inc. (1)	28,000	3,644	1.47
Rovi Corp. (1)	56,700	3,516	1.42
EMC Corp. (1)	125,000	2,862	1.15
NetEase.com, Inc. (ADR) (1)	74,400	2,690	1.09
Wistron Corp.	1,188,174	2,421.98
Monster Worldwide, Inc. (1)	100,000	2,363.95
Avago Technologies Ltd.	80,000	2,278.92
AAC Acoustic Technologies Holdings Inc.	776,000	2,072.84
Trimble Navigation Ltd. (1)	50,000	1,996.81
Other securities		13,062	5.28
		67,777	27.38

Health care - 17.14%
Alere Inc. (1)	152,000	5,563	2.25
Emergency Medical Services Corp., Class A (1)	67,000	4,329	1.75
Biogen Idec Inc. (1)	63,100	4,231	1.71
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	3,753	1.52
Myriad Genetics, Inc. (1)	142,000	3,243	1.31
Medco Health Solutions, Inc. (1)	45,000	2,757	1.11
Life Technologies Corp. (1)	45,000	2,497	1.01
Stryker Corp.	45,000	2,417.98
Allergan, Inc.	35,000	2,403.97
Other securities		11,229	4.53
		42,422	17.14

Financials - 15.35%
Citigroup Inc. (1)	900,000	4,257	1.72
Sampo Oyj, Class A	125,000	3,349	1.35
HDFC Bank Ltd.	63,000	3,306	1.34
Industrial and Commercial Bank of China Ltd., Class H	4,180,000	3,114	1.26
Itaú Unibanco Holding SA, preferred nominative (ADR)	100,000	2,401.97
Deutsche Bank AG	43,200	2,257.91
Zions Bancorporation	80,000	1,938.78
Other securities		17,389	7.02
		38,011	15.35

Consumer discretionary - 10.11%
Walt Disney Co.	100,000	3,751	1.52
Comcast Corp., Class A, special nonvoting shares	150,000	3,121	1.26
Paddy Power PLC	55,000	2,256.91
CTC Media, Inc.	85,000	1,992.80
Texas Roadhouse, Inc. (1)	115,000	1,975.80
Tractor Supply Co.	40,000	1,940.78
Other securities		9,996	4.04
		25,031	10.11

Industrials - 8.28%
Ryanair Holdings PLC (ADR)	256,400	7,887	3.19
easyJet PLC (1)	316,000	2,168.87
AirAsia Bhd. (1)	2,600,000	2,133.86
Other securities		8,321	3.36
		20,509	8.28

Utilities - 3.82%
ENN Energy Holdings Ltd.	2,610,000	7,824	3.16
Other securities		1,623.66
		9,447	3.82

Energy - 0.91%
Schlumberger Ltd.	27,000	2,254.91

Other - 1.88%
Other securities		4,649	1.88

Miscellaneous - 4.70%
Other common stocks in initial period of acquisition		11,638	4.70

Total common stocks (cost: $190,132,000)		221,738	89.57

Rights & warrants - 0.00%

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		8.00

Total rights & warrants (cost: $0)		8.00

Convertible securities - 1.56%

Consumer discretionary - 1.01%
Groupon Inc., Series G, convertible preferred (1) (2) (3)	79,139	2,500	1.01

Industrials - 0.35%
Other securities		853.35

Miscellaneous - 0.20%
Other convertible securities in initial period of acquisition		499.20

Total convertible securities (cost: $3,773,000)		3,852	1.56

	Principal
	amount
Short-term securities - 8.76%	(000)

Freddie Mac 0.145%-0.24% due 2/28-7/26/2011	$ 6,800	6,796	2.74
U.S. Treasury Bills 0.143%-0.185% due 3/24-5/19/2011	5,500	5,498	2.22
Procter & Gamble Co. 0.23% due 3/3/2011 (4)	2,500	2,499	1.01
Abbott Laboratories 0.20% due 1/3/2011 (4)	2,400	2,400.97
Jupiter Securitization Co., LLC 0.24% due 2/4/2011 (4)	2,300	2,299.93
Federal Home Loan Bank 0.155% due 3/9/2011	2,200	2,199.89

Total short-term securities (cost: $21,690,000)		21,691	8.76

Total investment securities (cost: $215,595,000)		247,289	99.89
Other assets less liabilities		271.11
Net assets		$247,560	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The value of this security was $2,500,000, which represented 1.01% of the net assets of the fund.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,198,000, which represented 2.91% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

Virgin Media	2.79%
Novo Nordisk	2.59
América Móvil	2.26
Microsoft	1.70
Texas Instruments	1.54
Unilever NV	1.46
Oracle	1.35
Yahoo	1.30
UnitedHealth Group	1.28
Sony	1.24

			Percent
		Value	of net
Common stocks - 95.23%	Shares	(000)	assets

Consumer discretionary - 14.99%
Virgin Media Inc.	5,660,000	$154,178	2.79%
Sony Corp.	1,905,000	68,678	1.24
Toyota Motor Corp.	1,452,900	57,622	1.04
Honda Motor Co., Ltd.	1,408,800	55,786	1.01
Sirius XM Radio Inc. (1)	25,000,000	41,000	.74
McDonald's Corp.	490,000	37,612	.68
Home Depot, Inc.	1,000,000	35,060	.63
Burberry Group PLC	1,870,000	32,771	.59
Other securities		346,930	6.27
		829,637	14.99

Financials - 14.49%
UBS AG (1)	4,170,000	68,459	1.24
Moody's Corp.	2,179,900	57,855	1.05
Industrial and Commercial Bank of China Ltd., Class H	64,766,750	48,245	.87
Agricultural Bank of China, Class H (1)	79,992,000	40,136	.73
Prudential PLC	3,853,747	40,136	.73
China Life Insurance Co. Ltd., Class H	9,590,000	39,173	.71
Housing Development Finance Corp. Ltd.	2,350,000	38,278	.69
Other securities		469,674	8.47
		801,956	14.49

Information technology - 14.05%
Microsoft Corp.	3,360,000	93,811	1.70
Texas Instruments Inc.	2,626,000	85,345	1.54
Oracle Corp.	2,382,445	74,570	1.35
Yahoo! Inc. (1)	4,330,200	72,011	1.30
Nintendo Co., Ltd.	205,000	60,169	1.09
Samsung Electronics Co. Ltd.	66,045	55,227	1.00
Google Inc., Class A (1)	75,000	44,548	.81
Other securities		292,008	5.26
		777,689	14.05

Consumer staples - 10.75%
Unilever NV, depository receipts	2,588,000	80,579	1.46
Anheuser-Busch InBev NV	1,170,046	66,919	1.21
Pernod Ricard SA	675,439	63,506	1.15
METRO AG	743,108	53,504	.97
Shoprite Holdings Ltd.	2,555,000	38,650	.70
Other securities		291,940	5.26
		595,098	10.75

Health care - 10.67%
Novo Nordisk A/S, Class B	1,270,700	143,288	2.59
UnitedHealth Group Inc.	1,960,000	70,776	1.28
Aetna Inc.	1,262,600	38,522	.70
Merck & Co., Inc.	979,600	35,305	.64
Novartis AG	580,000	34,087	.62
Other securities		268,533	4.84
		590,511	10.67

Industrials - 8.93%
Siemens AG	436,157	54,029	.98
Geberit AG	230,000	53,183	.96
KBR, Inc.	1,713,000	52,195	.94
United Technologies Corp.	652,000	51,326	.93
Tyco International Ltd.	1,133,750	46,983	.85
Other securities		236,719	4.27
		494,435	8.93

Energy - 7.49%
TOTAL SA	1,135,000	60,137	1.09
Oil Search Ltd.	6,960,000	50,116	.91
Chevron Corp.	480,000	43,800	.79
Royal Dutch Shell PLC, Class B	574,666	18,950
Royal Dutch Shell PLC, Class B (ADR)	233,643	15,577	.62
Other securities		225,681	4.08
		414,261	7.49

Telecommunication services - 5.78%
América Móvil, SAB de CV, Series L (ADR)	1,770,000	101,492
América Móvil, SAB de CV, Series L	8,185,000	23,508	2.26
SOFTBANK CORP.	1,751,300	60,634	1.10
Koninklijke KPN NV	2,418,000	35,284	.64
Other securities		99,076	1.78
		319,994	5.78

Materials - 5.00%
Steel Dynamics, Inc.	2,800,000	51,240	.93
Dow Chemical Co.	1,435,000	48,991	.88
Other securities		176,518	3.19
		276,749	5.00

Utilities - 1.72%
GDF SUEZ	1,122,805	40,286	.73
Other securities		54,735	.99
		95,021	1.72

Miscellaneous - 1.36%
Other common stocks in initial period of acquisition		75,040	1.36

Total common stocks (cost: $3,882,448,000)		5,270,391	95.23

Preferred stocks - 0.15%

Financials - 0.15%
Other securities		8,549	.15

Total preferred stocks (cost: $6,891,000)		8,549	.15

	Principal
Short-term securities - 4.73%	amount (000)

U.S. Treasury Bills 0.185%-0.188% due 5/5-6/16/2011	$77,200	77,153	1.39
Straight-A Funding LLC 0.22%-0.25% due 1/4-1/7/2011 (2)	75,000	74,996	1.36
ANZ National (International) Ltd. 0.27%-0.29% due 2/14-2/28/2011 (2)	46,200	46,182	.83
Other securities		63,375	1.15

Total short-term securities (cost: $261,695,000)		261,706	4.73

Total investment securities (cost: $4,151,034,000)		5,540,646	100.11
Other assets less liabilities		(5,926)	(.11)

Net assets		$5,534,720	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,342,000, which represented .02% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $142,226,000, which represented 2.57% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

ENN Energy Holdings	2.74%
African Minerals	1.73
Kingboard Chemical Holdings	1.65
Kingboard Laminates Holdings	1.41
AAC Acoustic Technologies Holdings	1.40
International Container Terminal Services	1.21
Rovi	1.15
Midas Holdings	1.13
Hittite Microwave	1.11
Jumbo	1.02

			Percent
		Value	of net
Common stocks - 87.73%	Shares	(000)	assets

Information technology - 18.00%
Kingboard Chemical Holdings Ltd.	11,066,500	$66,275	1.65%
Kingboard Laminates Holdings Ltd.	55,486,509	56,395	1.41
AAC Acoustic Technologies Holdings Inc.	21,051,100	56,197	1.40
Rovi Corp. (1)	743,850	46,126	1.15
Hittite Microwave Corp. (1)	725,000	44,254	1.11
Quantum Corp. (1)	8,423,211	31,334	.78
AOL Inc. (1)	1,217,909	28,877	.72
DTS, Inc. (1)	549,984	26,977	.67
Delta Electronics (Thailand) PCL	21,980,000	25,520	.64
VTech Holdings Ltd.	2,124,000	24,990	.62
Monster Worldwide, Inc. (1)	1,045,000	24,693	.62
Intersil Corp., Class A	1,453,000	22,187	.55
Other securities		267,516	6.68
		721,341	18.00

Industrials - 13.62%
International Container Terminal Services, Inc.	47,285,000	48,569	1.21
Intertek Group PLC	1,295,000	35,838	.90
Pursuit Dynamics PLC (1) (2)	4,549,900	34,901	.87
Corrections Corporation of America (1)	1,091,400	27,350	.68
MSC Industrial Direct Co., Inc., Class A	323,800	20,947	.52
United Continental Holdings, Inc. (1)	847,950	20,198	.51
Other securities		357,951	8.93
		545,754	13.62

Consumer discretionary - 13.37%
Jumbo SA	6,196,770	40,907	1.02
Modern Times Group MTG AB, Class B	613,500	40,592	1.01
Melco Crown Entertainment Ltd. (ADR) (1)	4,902,763	31,182	.78
Galaxy Entertainment Group Ltd. (1)	27,238,000	30,838	.77
Paddy Power PLC	656,000	26,912	.67
CTC Media, Inc.	1,100,000	25,773	.64
Hankook Tire Co., Ltd.	836,520	23,402	.59
Lions Gate Entertainment Corp. (1)	3,450,000	22,459	.56
Pantaloon Retail (India) Ltd.	2,500,000	20,516	.51
Other securities		273,008	6.82
		535,589	13.37

Materials - 10.66%
African Minerals Ltd. (1)	8,105,000	53,200
African Minerals Ltd. (1) (3)	2,480,000	16,278	1.73
Midas Holdings Ltd. (2)	46,865,000	34,509
Midas Holdings Ltd. (HKD denominated) (2)	14,900,000	10,638	1.13
Eastern Platinum Ltd. (1)	18,975,000	33,778
Eastern Platinum Ltd. (1) (3)	2,840,000	5,056	.97
Allied Gold Ltd. (1) (2)	38,040,274	26,652
Allied Gold Ltd. (CDI) (1) (2)	12,000,000	8,232
Allied Gold Ltd. (GBP denominated) (1) (2)	3,800,000	2,607	.93
European Goldfields Ltd. (1)	2,486,500	34,386	.86
Kenmare Resources PLC (1)	41,598,159	21,207
Kenmare Resources PLC (1) (3)	7,047,991	3,593	.62
Jaguar Mining Inc. (1)	3,329,500	23,742	.59
Other securities		153,362	3.83
		427,240	10.66

Health care - 9.46%
Emergency Medical Services Corp., Class A (1)	455,600	29,436	.74
ZOLL Medical Corp. (1)	727,424	27,082	.68
JSC Pharmstandard (GDR) (1)	946,865	26,986	.67
Integra LifeSciences Holdings Corp. (1)	545,118	25,784	.64
Savient Pharmaceuticals, Inc. (1)	1,949,291	21,715	.54
Other securities		247,951	6.19
		378,954	9.46

Financials - 6.37%
City National Corp.	376,405	23,096	.57
Other securities		232,260	5.80
		255,356	6.37

Energy - 5.53%
Heritage Oil Ltd.	4,063,000	28,423	.71
Cimarex Energy Co.	309,000	27,356	.68
Comstock Resources, Inc. (1)	1,100,000	27,016	.68
InterOil Corp. (1)	334,235	24,088	.60
Other securities		114,636	2.86
		221,519	5.53

Utilities - 3.27%
ENN Energy Holdings Ltd.	36,669,700	109,922	2.74
Hyflux Ltd	11,778,000	21,292	.53
		131,214	3.27

Consumer staples - 2.07%
Kernel Holding SA (1)	1,000,000	25,166	.63
Other securities		57,711	1.44
		82,877	2.07

Telecommunication services - 0.68%
Other securities		27,264	.68

Miscellaneous - 4.70%
Other common stocks in initial period of acquisition		188,167	4.70

Total common stocks (cost: $2,605,290,000)		3,515,275	87.73

Preferred stocks - 0.01%

Financials - 0.01%
Other securities		568	.01

Total preferred stocks (cost: $436,000)		568	.01

Rights & warrants - 0.13%

Other - 0.11%
Other securities		4,602	.11

Miscellaneous - 0.02%
Other rights & warrants in initial period of acquisition		778	.02

Total rights & warrants (cost: $3,226,000)		5,380	.13

Convertible securities - 0.24%

Other - 0.24%
Other securities		9,595	.24

Total convertible securities (cost: $8,047,000)		9,595	.24

Bonds, notes & other debt instruments - 0.06%

Financials - 0.06%
Other securities		2,211	.06

Total bonds, notes & other debt instruments (cost: $1,653,000)		2,211	.06

	Principal
	amount (000)
Short-term securities - 11.64%

U.S. Treasury Bills 0.12%-0.14% due 2/17-4/14/2011	$170,000	169,963	4.24
International Bank for Reconstruction and Development 0.15%-0.19% due 1/28-2/28/2011	77,500	77,488	1.93
Freddie Mac 0.145%-0.17% due 1/25-3/30/2011	58,800	58,785	1.47
Bank of Nova Scotia 0.08%-0.09% due 1/3/2011	54,400	54,400	1.36
American Honda Finance Corp. 0.24% due 3/18/2011	48,000	47,967	1.20
ANZ National (International) Ltd. 0.25% due 1/18/2011 (3)	30,500	30,496	.76
Other securities		27,297	.68

Total short-term securities (cost: $466,393,000)		466,396	11.64

Total investment securities (cost: $3,085,045,000)		3,999,425	99.81
Other assets less liabilities		7,500	.19

Net assets		$4,006,925	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $5,570,000, which represented .14% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2010 (000)
Midas Holdings Ltd.	40,325,000	6,540,000	-	46,865,000	$334	$34,509
Midas Holdings Ltd. (HKD denominated)	-	14,900,000	-	14,900,000	29	10,638
Allied Gold Ltd. (1)	38,040,274	-	-	38,040,274	-	26,652
Allied Gold Ltd. (CDI) (1)	12,000,000	-	-	12,000,000	-	8,232
Allied Gold Ltd. (GBP denominated) (1)	3,800,000	-	-	3,800,000	-	2,607
Pursuit Dynamics PLC (1)	4,229,200	320,700	-	4,549,900	-	34,901
JVM Co., Ltd. (1)	411,500	-	-	411,500	-	9,337
LNG Energy Ltd. (1) (3)	-	16,500,000	-	16,500,000	-	7,799
LNG Energy Ltd., warrants, expire 2010	-	16,500,000	16,500,000	-	-	-
Airesis SA (1)	3,294,151	-	-	3,294,151	-	7,046
Eveready Industries India Ltd.	-	4,370,000	-	4,370,000	45	5,321
Mwana Africa PLC (1) (3)	-	30,000,000	-	30,000,000	-	4,911
Mwana Africa PLC (1)	192,500	-	-	192,500	-	32
Gemfields Resources PLC (1)	2,000,000	10,000,000	-	12,000,000	-	2,853
Gemfields Resources PLC (1) (3)	8,149,333	-	650,000	7,499,333	-	1,783
Leni Gas & Oil PLC (1) (3)	25,500,000	21,200,000	-	46,700,000	-	2,221
Leni Gas & Oil PLC, warrants, expire 2013 (1) (3) (4)	12,750,000	-	-	12,750,000	-	5
Conquest Mining Ltd. (5)	20,000,000	-	#######	-	-	-
Fourlis (5)	2,804,285	-	484,285	2,320,000	781	-
International Petroleum Ltd. (1) (5) (6)	2,894,353	27,000,000	-	29,894,353	-	-
Jumbo SA (5)	7,141,333	-	944,563	6,196,770	1,381	-
Kenmare Resources PLC (1) (5)	21,637,759	19,960,400	-	41,598,159	-	-
Kenmare Resources PLC (1) (3) (5)	-	7,047,991	-	7,047,991	-	-
Zenergy Power PLC (1) (5)	2,000,000	2,073,000	806,011	3,266,989	-	-
					$2,570	$158,847

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $116,056,000, which represented 2.90% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $9,791,000, which represented .24% of the net assets of the fund.

(5)Unaffiliated issuer at 12/31/2010.
(6)This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2009; it was not publicly disclosed.

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars

See Notes to Financial Statements

Growth Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

Google	2.33%
Wells Fargo	2.24
Apple	2.22
Goldman Sachs	2.00
Amazon.com	1.93
Suncor Energy	1.67
EMC	1.53
Pacific Rubiales Energy	1.51
Barrick Gold	1.37
Potash	1.36

			Percent
		Value	of net
Common stocks - 94.60%	Shares	(000)	assets

Consumer discretionary - 17.46%
Amazon.com, Inc. (1)	3,014,000	$542,520	1.93%
Home Depot, Inc.	10,556,000	370,093	1.32
Wynn Macau, Ltd.	157,230,000	351,971	1.25
CarMax, Inc. (1)	10,342,500	329,719	1.17
lululemon athletica inc. (1) (2)	4,000,000	273,680	.97
Chipotle Mexican Grill, Inc. (1)	1,241,400	263,996	.94
Johnson Controls, Inc.	6,299,100	240,626	.86
Las Vegas Sands Corp. (1)	4,160,000	191,152	.68
Tiffany & Co.	2,953,000	183,883	.65
Lowe's Companies, Inc.	7,246,000	181,730	.65
Other securities		1,984,278	7.04
		4,913,648	17.46

Information technology - 16.58%
Google Inc., Class A (1)	1,103,000	655,149	2.33
Apple Inc. (1)	1,940,000	625,766	2.22
EMC Corp. (1)	18,815,000	430,864	1.53
First Solar, Inc. (1)	2,885,095	375,466	1.33
Microsoft Corp.	9,520,000	265,798	.94
Texas Instruments Inc.	6,175,000	200,688	.71
Cisco Systems, Inc. (1)	9,095,000	183,992	.65
Lender Processing Services, Inc. (2)	5,785,000	170,773	.61
Other securities		1,756,951	6.26
		4,665,447	16.58

Financials - 14.97%
Wells Fargo & Co.	20,350,996	630,677	2.24
Goldman Sachs Group, Inc.	3,350,000	563,336	2.00
Berkshire Hathaway Inc., Class A (1)	2,115	254,752	.91
Bank of America Corp.	16,430,000	219,176	.78
Citigroup Inc. (1)	43,645,000	206,441	.73
Fairfax Financial Holdings Ltd.	230,000	94,199
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	88,437	.65
American Express Co.	4,000,000	171,680	.61
JPMorgan Chase & Co.	3,968,200	168,331	.60
Other securities		1,814,408	6.45
		4,211,437	14.97

Energy - 14.38%
Suncor Energy Inc.	12,185,603	469,139	1.67
Pacific Rubiales Energy Corp.	12,550,000	425,991	1.51
Canadian Natural Resources, Ltd.	8,251,400	368,048	1.31
Schlumberger Ltd.	3,478,700	290,471	1.03
Tenaris SA (ADR)	5,410,000	264,982	.94
Concho Resources Inc. (1)	2,500,000	219,175	.78
Noble Energy, Inc.	2,400,000	206,592	.73
Core Laboratories NV	2,200,000	195,910	.70
Denbury Resources Inc. (1)	9,810,800	187,288	.67
Other securities		1,418,640	5.04
		4,046,236	14.38

Materials - 9.54%
Barrick Gold Corp.	7,250,000	385,555	1.37
Potash Corp. of Saskatchewan Inc.	2,470,100	382,446	1.36
Newmont Mining Corp.	5,987,695	367,824	1.31
Rio Tinto PLC	3,902,955	273,008	.97
Freeport-McMoRan Copper & Gold Inc.	2,000,000	240,180	.85
Other securities		1,034,517	3.68
		2,683,530	9.54

Health care - 8.60%
Intuitive Surgical, Inc. (1)	1,250,000	322,188	1.15
Hospira, Inc. (1)	3,400,000	189,346	.67
Vertex Pharmaceuticals Inc. (1)	5,269,246	184,582	.66
Gilead Sciences, Inc. (1)	5,030,000	182,287	.65
Other securities		1,541,634	5.47
		2,420,037	8.60

Industrials - 6.56%
Stericycle, Inc. (1)	3,390,000	274,319	.97
Boeing Co.	3,065,000	200,022	.71
Other securities		1,370,686	4.88
		1,845,027	6.56

Consumer staples - 3.04%
Philip Morris International Inc.	3,530,000	206,611	.73
Costco Wholesale Corp.	2,645,000	190,995	.68
Other securities		458,687	1.63
		856,293	3.04

Telecommunication services - 1.95%
Qwest Communications International Inc.	25,000,000	190,250	.68
Other securities		358,524	1.27
		548,774	1.95

Utilities - 0.52%
Other securities		146,005	.52

Miscellaneous - 1.00%
Other common stocks in initial period of acquisition		282,523	1.00

Total common stocks (cost: $18,918,929,000)		26,618,957	94.60

			Percent
		Value	of net
Convertible securities - 0.14%		(000)	assets

Consumer discretionary - 0.14%
Other securities		40,000	.14

Total convertible securities (cost: $40,000,000)		40,000	.14

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.57%	(000)	(000)	assets

Freddie Mac 0.145%-0.34% due 2/22-12/12/2011	$609,528	$608,954	2.16
U.S. Treasury Bills 0.13%-0.187% due 1/6-5/19/2011	214,200	214,119	.76
Straight-A Funding LLC 0.25%-0.26% due 1/7-3/7/2011 (3)	191,116	191,075	.68
Google, Inc. 0.19%-0.20% due 1/10/2011- 1/19/2011 (3)	60,775	60,770	.22
Variable Funding Capital Company LLC 0.26% due 1/20/2011 (3)	50,000	49,992	.18
Other securities		441,907	1.57
Total short-term securities (cost: $1,566,729,000)		1,566,817	5.57

Total investment securities (cost: $20,525,658,000)		28,225,774	100.31
Other assets less liabilities		(87,190)	(.31)

Net assets		$28,138,584	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investmens in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 12/31/2010 (000)
lululemon athletica inc. (1)	4,000,000	-	-	4,000,000	$-	$273,680
Lender Processing Services, Inc.	5,785,000	-	-	5,785,000	2,314	170,773
Air Lease Corp., Class A (1) (4) (5)	-	4,183,448	-	4,183,448	-	83,669
Capella Education Co. (1)	-	1,086,826	-	1,086,826	-	72,361
Blue Nile, Inc. (1)	1,043,000	-	-	1,043,000	-	59,514
KGen Power Corp. (1) (4) (5)	3,166,128	-	-	3,166,128	-	31,661
Core Laboratories NV (6)	1,197,700	1,100,000	97,700	2,200,000	1,674	-
Heartland Payment Systems, Inc.(6)	2,426,600	-	550,741	1,875,859	97	-
Minerals Technologies Inc.(6)	1,025,000	-	1,025,000	-	1	-
Pacific Rubiales Energy Corp.(6)	12,550,000	-	-	12,550,000	1,003	-
Palm, Inc.(6)	9,250,000	-	9,250,000	-	-	-
Uranium One Inc.(6)	25,544,500	7,102,700	25,647,200	7,000,000	8,616	-
					$13,705	$691,658

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $595,972,000, which represented 2.12% of the net assets of the fund.

(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Air Lease Corp., Class A	6/30/2010	$83,669	$83,669	.30%
KGen Power Corp.	12/19/2006	44,326	31,661	.11
Other restricted securities		112,505	94,075	.33
Total restricted securities		$240,500	$209,405	.74%

(5) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $209,405,000, which represented .74% of the net assets of the fund.

(6) Unaffiliated issuer at 12/31/2010.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

International Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets
Bayer	3.69%
Novartis	3.21
América Móvil	2.23
BP	2.09
MTN Group	1.98
Nestlé	1.96
Prudential	1.94
ArcelorMittal	1.79
Teva Pharmaceutical Industries	1.74
Daimler	1.74

			Percent
		Value	of net
Common stocks - 96.59%	Shares	(000)	assets

Financials - 21.33%
Prudential PLC	18,909,470	$196,938	1.94%
Erste Bank der oesterreichischen Sparkassen AG	3,088,804	145,043	1.43
BNP Paribas SA	2,272,219	144,561	1.42
Credit Suisse Group AG	3,176,613	127,982	1.26
Lloyds Banking Group PLC (1)	123,074,399	126,069	1.24
Bank of China Ltd., Class H	228,632,800	120,600	1.19
Ping An Insurance (Group) Co. of China, Ltd., Class H	10,136,000	113,321	1.11
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,456,150	106,992	1.05
Housing Development Finance Corp. Ltd.	4,845,000	78,919	.78
AIA Group Ltd. (1)	27,961,700	78,603	.77
UniCredit SpA	33,836,448	69,994	.69
China Taiping Insurance Holdings Co. Ltd. (1)	21,635,000	66,524	.65
Banco Santander, SA	6,222,673	65,924	.65
Banco Bradesco SA, preferred nominative	3,327,500	65,447	.64
Other securities		661,574	6.51
		2,168,491	21.33

Health care - 12.41%
Bayer AG	5,073,423	374,913	3.69
Novartis AG	5,544,613	325,857	3.21
Teva Pharmaceutical Industries Ltd. (ADR)	3,398,000	177,138	1.74
Mindray Medical International Ltd., Class A (ADR)	5,491,000	144,962	1.43
Merck KGaA	972,655	77,791	.76
Other securities		160,674	1.58
		1,261,335	12.41

Information technology - 11.25%
Canon, Inc.	2,738,900	142,022	1.40
HOYA CORP.	4,158,300	101,000	.99
NetEase.com, Inc. (ADR) (1)	2,651,062	95,836	.94
Murata Manufacturing Co., Ltd.	1,186,000	83,118	.82
SAP AG	1,503,000	76,522	.75
Delta Electronics, Inc.	15,575,867	76,126	.75
Nintendo Co., Ltd.	222,800	65,394	.64
Rohm Co., Ltd.	979,100	63,915	.63
Other securities		439,865	4.33
		1,143,798	11.25

Industrials - 10.13%
Wolseley PLC (1)	3,188,152	101,700	1.00
Siemens AG	806,000	99,843	.98
Ryanair Holdings PLC (ADR)	3,151,400	96,937	.95
BAE Systems PLC	18,804,000	96,747	.95
Samsung Engineering Co., Ltd.	465,000	78,668	.78
Other securities		555,528	5.47
		1,029,423	10.13

Consumer discretionary - 9.92%
Daimler AG (1)	2,607,000	176,730	1.74
Fiat SpA	7,507,800	154,804	1.52
British Sky Broadcasting Group PLC	9,457,500	108,525	1.07
Industria de Diseño Textil, SA	1,150,000	86,104	.85
Other securities		482,376	4.74
		1,008,539	9.92

Consumer staples - 8.78%
Nestlé SA	3,404,800	199,372	1.96
Anheuser-Busch InBev NV	2,612,414	149,413
Anheuser-Busch InBev NV, VVPR STRIPS (1)	1,189,792	6	1.47
Pernod Ricard SA	1,232,706	115,902	1.14
Imperial Tobacco Group PLC	3,200,000	98,186	.97
Danone SA	1,234,806	77,586	.76
Other securities		252,222	2.48
		892,687	8.78

Telecommunication services - 8.52%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	227,153	2.23
MTN Group Ltd.	9,849,900	200,990	1.98
Other securities		437,606	4.31
		865,749	8.52

Materials - 5.82%
ArcelorMittal	4,803,500	182,169	1.79
Linde AG	814,600	123,605	1.22
Other securities		286,197	2.81
		591,971	5.82

Energy - 5.61%
BP PLC	29,190,137	211,873	2.09
Royal Dutch Shell PLC, Class B	2,200,000	72,545	.71
Other securities		285,987	2.81
		570,405	5.61

Utilities - 2.59%
Power Grid Corp. of India Ltd.	49,976,640	109,867	1.08
GDF SUEZ	2,409,264	86,444	.85
Other securities		67,043	.66
		263,354	2.59

Miscellaneous - 0.23%
Other common stocks in initial period of acquisition		23,195	.23

Total common stocks (cost: $7,740,581,000)		9,818,947	96.59

			Percent
		Value	of net
Preferred stocks - 0.05%		(000)	assets

Financials - 0.05%
Other securities		4,763	.05

Total preferred stocks (cost: $4,167,000)		4,763	.05

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		285	.00

Total rights & warrants (cost: $0)		285	.00

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.09%		(000)	assets

Financials - 0.09%
Other securities		9,539	.09

Total bonds, notes & other debt instruments (cost: $9,358,000)		9,539	.09

			Percent
	Principal	Value	of net
Short-term securities - 3.15%	amount (000)	(000)	assets

Freddie Mac 0.155%-0.19% due 1/18-2/25/2011	$84,000	83,987	.83
Credit Suisse New York Branch 0.22% due 1/3/2011	20,000	19,999	.20
Other securities		215,922	2.12

Total short-term securities (cost: $319,904,000)		319,908	3.15

Total investment securities (cost: $8,074,010,000)		10,153,442	99.88
Other assets less liabilities		12,514	.12

Net assets		$10,165,956	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,835,000, which represented .07% of the net assets of the fund) were valued under fair value procedures adopted by authority of the board of trustees and may be subject to legal or contractual restrictions on resale. In addition, some of these securities (with an aggregate value of $129,682,000, which represented 1.28% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

\
New World Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

América Móvil	2.07%
Cochlear	1.64
Samsung Electronics	1.52
Truworths International	1.40
Magnit	1.40
Infosys Technologies	1.26
Holcim	1.22
Shoprite Holdings	1.19
Bank Rakyat Indonesia	1.19
Boart Longyear	1.17

			Percent
		Value	of net
Common stocks - 82.31%	Shares	(000)	assets

Consumer staples - 16.43%
OJSC Magnit (GDR)	1,135,000	$33,255
OJSC Magnit (GDR) (1)	64,500	1,890	1.40%
Shoprite Holdings Ltd.	1,980,000	29,952	1.19
Tesco PLC	4,242,418	28,111	1.12
Nestlé SA	465,000	27,229	1.08
Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	22,464
Wal-Mart de México, SAB de CV, Series V	1,410,000	4,046	1.05
Anheuser-Busch InBev NV	418,224	23,920	.95
China Yurun Food Group Ltd.	6,119,000	20,114	.80
United Spirits Ltd.	580,142	18,991	.76
SABMiller PLC	529,000	18,611	.74
Coca-Cola Co.	259,500	17,067	.68
X5 Retail Group NV (GDR) (1) (2)	281,776	13,032
X5 Retail Group NV (GDR) (2)	74,200	3,432	.65
Other securities		150,954	6.01
		413,068	16.43

Financials - 10.85%
PT Bank Rakyat Indonesia (Persero) Tbk	25,653,150	29,896	1.19
Industrial and Commercial Bank of China Ltd., Class H	33,899,800	25,252	1.00
Housing Development Finance Corp. Ltd.	1,300,000	21,175	.84
China Life Insurance Co. Ltd., Class H	4,745,000	19,382	.77
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	13,424
Itaú Unibanco Holding SA, preferred nominative	227,950	5,464	.75
DLF Ltd.	2,550,000	16,649	.66
Other securities		141,475	5.64
		272,717	10.85

Consumer discretionary - 9.60%
Truworths International Ltd.	3,232,000	35,153	1.40
Naspers Ltd., Class N	406,200	23,922	.95
Toyota Motor Corp.	588,300	23,332	.93
Honda Motor Co., Ltd.	455,000	18,017	.72
Bayerische Motoren Werke AG	225,000	17,694	.70
McDonald's Corp.	205,000	15,736	.63
Other securities		107,549	4.27
		241,403	9.60

Industrials - 7.90%
Boart Longyear Ltd.	6,290,000	29,336	1.17
Schneider Electric SA	148,220	22,183	.88
Other securities		147,011	5.85
		198,530	7.90

Information technology - 7.25%
Samsung Electronics Co. Ltd.	45,725	38,235	1.52
Infosys Technologies Ltd.	410,200	31,583	1.26
Google Inc., Class A (2)	47,000	27,917	1.11
HTC Corp.	595,140	18,371	.73
Other securities		66,143	2.63
		182,249	7.25

Materials - 7.07%
Holcim Ltd	407,011	30,754	1.22
Anglo American PLC	401,850	20,924	.83
Fibria Celulose SA, ordinary nominative (ADR) (2)	1,156,138	18,498	.74
Linde AG	109,000	16,539	.66
Other securities		90,967	3.62
		177,682	7.07

Health care - 7.04%
Cochlear Ltd.	500,000	41,122	1.64
Novo Nordisk A/S, Class B	256,420	28,915	1.15
Amil Participações SA, ordinary nominative	1,997,410	21,418	.85
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,204,000	20,436	.81
Krka, dd, Novo mesto	209,640	17,635	.70
Other securities		47,492	1.89
		177,018	7.04

Telecommunication services - 5.78%
América Móvil, SAB de CV, Series L (ADR)	864,875	49,592
América Móvil, SAB de CV, Series L	850,000	2,441	2.07
SOFTBANK CORP.	545,500	18,887	.75
Telekom Austria AG, non-registered shares	1,075,000	15,112	.60
Other securities		59,274	2.36
		145,306	5.78

Energy - 5.73%
Oil Search Ltd.	2,465,000	17,749	.71
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	443,520	16,783	.67
Eurasia Drilling Co. Ltd. (GDR) (1)	254,800	8,281
Eurasia Drilling Co. Ltd. (GDR)	249,350	8,104	.65
Other securities		92,972	3.70
		143,889	5.73

Utilities - 1.54%
Others securities		38,695	1.54

Miscellaneous - 3.12%
Other common stocks in initial period of acquisition		78,238	3.12

Total common stocks (cost: $1,405,455,000)		2,068,795	82.31

Rights & warrants - 0.01%

Miscellaneous - 0.01%
Other rights & warrants in initial period of acquisition		197	.01

Total rights & warrants (cost: $0)		197	.01

	Principal
	amount
Bonds, notes & other debt instruments - 7.22%	(000)

Bonds & notes of governments outside the U.S. - 6.49%
Brazil (Federal Republic of) Global:
!6.00%-11.00% 2017-2040 (3)	$14,108	18,503
!12.50% 2016-2022	BRL2,200	1,554
Brazil (Federal Republic of) 6.00%-10.00% 2017-2045 (4)	9,934	6,146	1.04
Other securities		136,833	5.45
		163,036	6.49

Other - 0.73%
Other securities		18,432	.73

Total bonds, notes & other debt instruments (cost: $162,215,000)		181,468	7.22

Short-term securities - 10.29%

U.S. Treasury Bills 0.132%-0.185% due 1/6-5/19/2011	$102,200	102,169	4.06
Fannie Mae 0.14% due 3/1/2011	50,000	49,990	1.99
Google, Inc. 0.18% due 1/10/2011 (1)	26,500	26,499	1.05
Société Générale North America, Inc. 0.10% due 1/3/2011	21,100	21,100	.84
Thunder Bay Funding, LLC 0.23% due 1/20/2011 (1)	20,000	19,997	.80
International Bank for Reconstruction and Development 0.19% due 2/28/2011	20,000	19,996	.80
Other securities		18,900	.75

Total short-term securities (cost: $258,639,000)		258,651	10.29

Total investment securities (cost: $1,826,309,000)		2,509,111	99.83
Other assets less liabilities		4,313	.17

Net assets		$2,513,424	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $11,692,000, which represented .47% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $95,590,000, which represented 3.80% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais

See Notes to Financial Statements

Blue Chip Income and Growth Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

AT&T	4.73%
Microsoft	4.37
ConocoPhillips	3.21
Hewlett-Packard	3.14
Oracle	3.12
Intel	3.00
IBM	2.80
JPMorgan Chase	2.54
Bank of America	2.52
Merck	2.52

			Percent
		Value	of net
Common stocks - 93.43%	Shares	(000)	assets

Information technology - 22.12%
Microsoft Corp.	6,815,000	$190,275	4.37%
Hewlett-Packard Co.	3,250,000	136,825	3.14
Oracle Corp.	4,340,000	135,842	3.12
Intel Corp.	6,200,000	130,386	3.00
International Business Machines Corp.	830,000	121,811	2.80
Texas Instruments Inc.	1,250,000	40,625	.93
Google Inc., Class A (1)	65,000	38,608	.89
Nokia Corp. (ADR)	3,000,000	30,960	.71
Other securities		137,402	3.16
		962,734	22.12

Industrials - 13.24%
United Parcel Service, Inc., Class B	850,000	61,693	1.42
CSX Corp.	930,000	60,087	1.38
United Technologies Corp.	760,000	59,827	1.37
General Electric Co.	3,100,000	56,699	1.30
Rockwell Automation	700,000	50,197	1.15
Norfolk Southern Corp.	592,800	37,240	.86
Union Pacific Corp.	375,000	34,747	.80
Illinois Tool Works Inc.	650,000	34,710	.80
Emerson Electric Co.	600,000	34,302	.79
Eaton Corp.	300,000	30,453	.70
Other securities		116,106	2.67
		576,061	13.24

Consumer staples - 10.41%
Philip Morris International Inc.	1,615,000	94,526	2.17
CVS/Caremark Corp.	2,700,000	93,879	2.16
Kraft Foods Inc., Class A	2,030,000	63,965	1.47
PepsiCo, Inc.	550,000	35,932	.83
Kimberly-Clark Corp.	555,000	34,987	.80
Kellogg Co.	592,000	30,239	.70
Other securities		99,388	2.28
		452,916	10.41

Health care - 9.88%
Merck & Co., Inc.	3,045,400	109,756	2.52
Abbott Laboratories	1,050,000	50,306	1.16
Amgen Inc. (1)	875,000	48,037	1.10
Medtronic, Inc.	1,200,000	44,508	1.02
Eli Lilly and Co.	900,000	31,536	.73
Other securities		145,714	3.35
		429,857	9.88

Energy - 9.76%
ConocoPhillips	2,050,000	139,605	3.21
Royal Dutch Shell PLC, Class B (ADR)	1,050,000	70,004
Royal Dutch Shell PLC, Class A (ADR)	900,000	60,102	2.99
Schlumberger Ltd.	450,000	37,575	.86
Exxon Mobil Corp.	420,000	30,710	.71
Other securities		86,504	1.99
		424,500	9.76

Consumer discretionary - 9.52%
Target Corp.	1,100,000	66,143	1.52
Lowe's Companies, Inc.	2,300,000	57,684	1.33
CBS Corp., Class B	2,500,000	47,625	1.09
Harley-Davidson, Inc.	1,180,000	40,911	.94
Staples, Inc.	1,710,000	38,937	.90
General Motors Co. (1)	606,100	22,341	.51
Other securities		140,566	3.23
		414,207	9.52

Financials - 8.16%
JPMorgan Chase & Co.	2,603,000	110,420	2.54
Bank of America Corp.	8,230,000	109,788	2.52
American Express Co.	1,250,000	53,650	1.23
Wells Fargo & Co.	790,000	24,482	.56
Other securities		56,782	1.31
		355,122	8.16

Telecommunication services - 6.20%
AT&T Inc.	7,005,000	205,807	4.73
Verizon Communications Inc.	1,000,000	35,780	.82
Other securities		28,211	.65
		269,798	6.20

Utilities - 1.69%
Other securities		73,684	1.69

Materials - 1.34%
Air Products and Chemicals, Inc.	400,000	36,380	.84
Other securities		22,020	.50
		58,400	1.34

Miscellaneous - 1.11%
Other common stocks in initial period of acquisition		48,374	1.11

Total common stocks (cost: $3,386,545,000)		4,065,653	93.43

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $230,000)		-	.00

			Percent
		Value	of net
Convertible securities - 1.03%	Shares	(000)	assets

Consumer discretionary - 0.60%
General Motors Co., Series B, 4.75% convertible preferred 2013 (1)	481,900	26,076	.60

Other - 0.43%
Other securities		18,929	.43

Total convertible securities (cost: $43,561,000)		45,005	1.03

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.49%	(000)	(000)	assets

Freddie Mac 0.145%-0.24% due 2/22-7/26/2011	$70,500	70,454	1.62
U.S. Treasury Bills 0.13%-0.187% due 3/31-6/16/2011	57,000	56,966	1.31
Fannie Mae 0.15%-0.16% due 3/14-3/23/2011	43,400	43,388	1.00
Variable Funding Capital Company LLC 0.25% due 2/17/2011 (2)	30,000	29,990	.69
Google, Inc. 0.20% due 1/19/2011 (2)	13,075	13,073	.30
Abbott Laboratories 0.20% due 1/3/2011 (2)	12,900	12,900	.30
General Electric Capital Corp. 0.15% due 1/3/2011	12,000	12,000	.27

Total short-term securities (cost: $238,763,000)		238,771	5.49

Total investment securities (cost: $3,669,099,000)		4,349,429	99.95
Other assets less liabilities		1,951	.05

Net assets		$4,351,380	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (which represented less than .01% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,963,000, which represented 1.29% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

Virgin Media	2.39%
Merck	2.36
Newmont Mining	2.13
Barrick Gold	2.06
Agricultural Bank of China	1.86
Industrial and Commercial Bank of China	1.60
Joy Global	1.51
British American Tobacco	1.51
Home Depot	1.49
Kraft Foods	1.44

			Percent
		Value	of net
Common stocks - 92.43%	Shares	(000)	assets

Financials - 17.57%
Agricultural Bank of China, Class H (1)	85,066,000	$42,682	1.86%
Industrial and Commercial Bank of China Ltd., Class H	49,526,440	36,893	1.60
Australia and New Zealand Banking Group Ltd.	1,280,000	30,570	1.33
JPMorgan Chase & Co.	643,200	27,285	1.19
Prudential PLC	2,213,353	23,052	1.00
Marsh & McLennan Companies, Inc.	800,000	21,872	.95
Macquarie Group Ltd.	500,000	18,927	.82
HSBC Holdings PLC (ADR)	175,000	8,932
HSBC Holdings PLC (Hong Kong)	821,529	8,424	.75
Macquarie International Infrastructure Fund Ltd.	36,200,164	16,642	.72
Other securities		169,037	7.35
		404,316	17.57

Consumer discretionary - 11.86%
Virgin Media Inc.	2,015,000	54,889	2.39
Home Depot, Inc.	980,000	34,359	1.49
Carnival Corp., units	600,000	27,666	1.20
McDonald's Corp.	290,000	22,260	.97
Carphone Warehouse Group PLC (1)	2,845,550	17,535	.76
Other securities		116,228	5.05
		272,937	11.86

Materials - 11.18%
Newmont Mining Corp.	800,000	49,144	2.13
Barrick Gold Corp.	890,000	47,330	2.06
Yamana Gold Inc.	2,000,000	25,686	1.12
Freeport-McMoRan Copper & Gold Inc.	200,000	24,018	1.04
United States Steel Corp.	350,000	20,447	.89
Other securities		90,687	3.94
		257,312	11.18

Information technology - 9.83%
Nintendo Co., Ltd.	105,000	30,818	1.34
International Business Machines Corp.	200,000	29,352	1.27
Google Inc., Class A (1)	46,750	27,768	1.21
HTC Corp.	661,500	20,419	.89
Microsoft Corp.	600,000	16,752	.73
Canon, Inc.	302,000	15,660	.68
Other securities		85,486	3.71
		226,255	9.83

Industrials - 9.64%
Joy Global Inc.	400,000	34,700	1.51
Schneider Electric SA	166,274	24,885	1.08
Geberit AG	85,000	19,655	.85
General Electric Co.	1,000,000	18,290	.79
Emerson Electric Co.	290,000	16,579	.72
Other securities		107,819	4.69
		221,928	9.64

Consumer staples - 9.18%
British American Tobacco PLC	902,000	34,644	1.51
Kraft Foods Inc., Class A	1,048,000	33,022	1.44
Anheuser-Busch InBev NV	419,000	23,964	1.04
Unilever NV, depository receipts	705,000	21,951	.95
Tesco PLC	3,303,000	21,886	.95
Other securities		75,685	3.29
		211,152	9.18

Telecommunication services - 8.59%
Verizon Communications Inc.	875,000	31,307	1.36
Portugal Telecom, SGPS, SA	2,590,000	29,003	1.26
Telstra Corp. Ltd.	7,500,000	21,402	.93
AT&T Inc.	675,000	19,831	.86
China Telecom Corp. Ltd., Class H	32,960,000	17,259	.75
Other securities		78,783	3.43
		197,585	8.59

Health care - 7.15%
Merck & Co., Inc.	1,507,000	54,312	2.36
Eli Lilly and Co.	650,000	22,776	.99
Novartis AG	383,000	22,509	.98
Novo Nordisk A/S, Class B	140,000	15,787	.69
Other securities		49,097	2.13
		164,481	7.15

Energy - 3.99%
TOTAL SA	345,000	18,280	.79
Other securities		73,499	3.20
		91,779	3.99

Utilities - 3.44%
Hongkong Electric Holdings Ltd.	3,470,000	21,875	.95
GDF SUEZ	580,000	20,810	.91
Other securities		36,360	1.58
		79,045	3.44

Total common stocks (cost: $1,781,006,000)		2,126,790	92.43

Preferred stocks - 0.10%

Financials - 0.10%
Other securities		2,340	.10

Total preferred stocks (cost: $1,103,000)		2,340	.10

	Principal
	amount
Convertible securities - 0.70%	(000)

Materials - 0.65%
Alcoa Inc. 5.25% convertible notes 2014	$6,000	14,873	.65

Other - 0.05%
Other securities		1,242	.05

Total convertible securities (cost: $6,997,000)		16,115	.70

Bonds, notes & other debt instruments - 2.03%

Consumer discretionary - 0.93%
Virgin Media Finance PLC, Series 1, 9.50% 2016	5,000	5,675
Virgin Media Secured Finance PLC 6.50% 2018	9,000	9,517	.66
Other securities		6,324	.27
		21,516	.93

Other - 1.10%
Other securities		25,268	1.10

Total bonds, notes & other debt instruments (cost: $38,229,000)		46,784	2.03

Short-term securities - 4.64%

Freddie Mac 0.145%-0.155% due 1/25-2/25/2011	24,900	24,896	1.08
Network Rail Infrastructure Finance PLC 0.22% due 1/24/2011	18,800	18,797	.82
Jupiter Securitization Co., LLC 0.23% due 1/27/2011 (2)	6,000	5,999	.26
Other securities		56,993	2.48

Total short-term securities (cost: $106,684,000)		106,685	4.64

Total investment securities (cost: $1,934,019,000)		2,298,714	99.90
Other assets less liabilities		2,204	.10

Net assets		$2,300,918	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,789,000, which represented .12% of the net assets of the fund) were valued under fair value procedures adopted by authority of the board of trustees and may be subject to legal or contractual restriction on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is included in "Other securities" under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2010 (000)
Rickmers Maritime	27,420,000	-	-	27,420,000	$625	$8,440

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $39,591,000, which represented 1.72% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Growth-Income Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets
Oracle	3.03%
Microsoft	2.85
Google	2.43
ConocoPhillips	1.95
AT&T	1.82
Royal Dutch Shell	1.73
CSX	1.64
Merck	1.60
Philip Morris International	1.58
Hewlett-Packard	1.44

			Percent
		Value	of net
Common stocks - 91.47%	Shares	(000)	assets

Information technology - 21.27%
Oracle Corp.	25,417,500	$795,568	3.03%
Microsoft Corp.	26,790,100	747,980	2.85
Google Inc., Class A (1)	1,072,800	637,211	2.43
Hewlett-Packard Co.	9,000,000	378,900	1.44
Intel Corp.	13,511,900	284,155	1.08
Corning Inc.	14,500,000	280,140	1.07
International Business Machines Corp.	1,875,000	275,175	1.05
Yahoo! Inc. (1)	15,735,400	261,680	1.00
Cisco Systems, Inc. (1)	11,600,000	234,668	.90
Flextronics International Ltd. (1)	29,500,000	231,575	.88
Other securities		1,454,960	5.54
		5,582,012	21.27

Consumer discretionary - 12.47%
Time Warner Inc.	7,256,667	233,447	.89
DIRECTV, Class A (1)	5,812,500	232,093	.88
Best Buy Co., Inc.	6,700,000	229,743	.88
Royal Caribbean Cruises Ltd. (1)	4,805,000	225,835	.86
Comcast Corp., Class A	10,086,000	221,589	.84
Time Warner Cable Inc.	3,217,601	212,458	.81
News Corp., Class A	14,500,200	211,123	.80
Target Corp.	3,350,000	201,436	.77
Other securities		1,506,366	5.74
		3,274,090	12.47

Industrials - 12.40%
CSX Corp.	6,663,023	430,498	1.64
United Technologies Corp.	4,075,000	320,784	1.22
Union Pacific Corp.	3,338,200	309,318	1.18
Norfolk Southern Corp.	3,565,300	223,972	.85
Precision Castparts Corp.	1,510,000	210,207	.80
3M Co.	2,296,000	198,145	.75
United Parcel Service, Inc., Class B	2,656,200	192,787	.74
General Dynamics Corp.	2,707,000	192,089	.73
Other securities		1,177,980	4.49
		3,255,780	12.40

Energy - 9.99%
ConocoPhillips	7,503,000	510,954	1.95
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	256,101
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	110,165
Royal Dutch Shell PLC, Class B	2,639,816	87,048	1.73
Schlumberger Ltd.	4,135,000	345,273	1.32
Baker Hughes Inc.	4,314,700	246,671	.94
Chevron Corp.	2,603,200	237,542	.90
Other securities		827,181	3.15
		2,620,935	9.99

Health care - 8.58%
Merck & Co., Inc.	11,690,361	421,321	1.60
Abbott Laboratories	5,380,000	257,756	.98
Boston Scientific Corp. (1)	29,670,000	224,602	.86
Other securities		1,349,140	5.14
		2,252,819	8.58

Financials - 8.50%
Bank of America Corp.	19,841,452	264,685	1.01
JPMorgan Chase & Co.	5,606,450	237,826	.91
Capital One Financial Corp.	5,000,000	212,800	.81
Other securities		1,515,753	5.77
		2,231,064	8.50

Consumer staples - 7.40%
Philip Morris International Inc.	7,069,500	413,778	1.58
PepsiCo, Inc.	4,939,519	322,699	1.23
Molson Coors Brewing Co., Class B	4,780,500	239,933	.91
CVS/Caremark Corp.	5,750,000	199,927	.76
Kraft Foods Inc., Class A	6,000,000	189,060	.72
Other securities		577,463	2.20
		1,942,860	7.40

Materials - 4.00%
Air Products and Chemicals, Inc.	2,360,000	214,642	.82
Other securities		834,839	3.18
		1,049,481	4.00

Telecommunication services - 3.80%
AT&T Inc.	16,310,000	479,188	1.82
Other securities		519,481	1.98
		998,669	3.80

Utilities - 1.36%
Other securities		355,985	1.36

Miscellaneous - 1.70%
Other common stocks in initial period of acquisition		445,438	1.70

Total common stocks (cost: $18,897,008,000)		24,009,133	91.47

			Percent
		Value	of net
Preferred stocks - 0.16%	Shares	(000)	assets

Financials - 0.16%
JPMorgan Chase & Co., Series I, 7.90% (2)	29,049,000	30,983	.12
Other securities		10,102	.04

Total preferred stocks (cost: $37,668,000)		41,085	.16

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $6,131,000)		-	.00

			Percent
		Value	of net
Convertible securities - 0.40%		(000)	assets

Other - 0.40%
Other securities		104,608	.40

Total convertible securities (cost: $79,257,000)		104,608	.40

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.04%		(000)	assets

Other - 0.04%
Other securities		11,311	.04

Total bonds, notes & other debt instruments (cost: $9,661,000)		11,311	.04

			Percent
	Principal	Value	of net
Short-term securities - 7.95%	amount (000)	(000)	assets

Bank of America Corp. 0.20%-0.28% due 1/3-1/26/2011	$503,900	503,865	1.92
Fannie Mae 0.17%-0.38% due 1/5-5/16/2011	320,200	320,095	1.22
U.S. Treasury Bills 0.026%-0.165% due 1/6-4/28/2011	277,900	277,863	1.06
Hewlett-Packard Co. 0.17%-0.18% due 1/3-1/7/2011 (3)	238,450	238,444	.91
Freddie Mac 0.19% due 1/25-4/18/2011	229,600	229,528	.87
Jupiter Securitization Co., LLC 0.23%-0.27% due 1/5-1/27/2011 (3)	168,200	168,187	.64
Abbott Laboratories 0.17% due 1/11/2011 (3)	44,100	44,098	.17
Other securities		305,170	1.16
Total short-term securities (cost: $2,087,147,000)		2,087,250	7.95

Total investment securities (cost: $21,116,872,000)		26,253,387	100.02
Other assets less liabilities		(6,559)	(.02)

Net assets		$26,246,828	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,208,000, which represented less than .01% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Coupon rate may change periodically.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $739,202,000, which represented 2.82% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

International Growth and Income Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets

Compal Electronics	3.60%
Philip Morris International	3.12
Daimler	2.95
Scottish and Southern Energy	2.65
Banco Santander	2.62
British American Tobacco	2.52
Quanta Computer	2.43
Nintendo	2.41
BP	2.26
Legrand	2.23

			Percent
		Value	of net
Common stocks - 88.27%	Shares	(000)	assets

Financials - 15.94%
Banco Santander, SA	524,951	$5,561	2.62%
Aviva PLC	498,000	3,051	1.44
China Construction Bank Corp., Class H	2,984,230	2,676	1.26
Bank of China Ltd., Class H	5,038,000	2,658	1.25
Barclays PLC	490,000	1,999	.94
Société Générale	36,736	1,974	.93
Bank of Cyprus PCL	488,368	1,684	.79
China Life Insurance Co. Ltd., Class H	350,000	1,430	.67
Other securities		12,775	6.04
		33,808	15.94

Information technology - 14.99%
Compal Electronics, Inc.	5,754,745	7,629	3.60
Quanta Computer Inc.	2,457,340	5,158	2.43
Nintendo Co., Ltd.	17,400	5,107	2.41
Acer Inc.	1,038,157	3,208	1.51
Wistron Corp.	1,389,834	2,832	1.34
MediaTek Inc.	185,369	2,654	1.25
NetEase.com, Inc. (ADR) (1)	37,600	1,359	.64
Other securities		3,847	1.81
		31,794	14.99

Consumer staples - 10.61%
Philip Morris International Inc.	113,040	6,616	3.12
British American Tobacco PLC	139,221	5,347	2.52
Anheuser-Busch InBev NV	60,150	3,440	1.62
Nestlé SA	46,800	2,741	1.29
Wesfarmers Ltd.	43,150	1,413	.67
Other securities		2,945	1.39
		22,502	10.61

Consumer discretionary - 8.73%
Daimler AG (1)	92,330	6,259	2.95
Virgin Media Inc.	169,900	4,628	2.18
Hyundai Motor Co.	8,950	1,368	.64
Other securities		6,252	2.96
		18,507	8.73

Telecommunication services - 8.40%
Singapore Telecommunications Ltd.	1,255,000	2,983	1.41
América Móvil, SAB de CV, Series L (ADR)	51,000	2,924	1.38
BCE Inc.	60,135	2,137	1.01
Millicom International Cellular SA	19,300	1,845	.87
Telekom Austria AG, non-registered shares	101,927	1,433	.67
Other securities		6,493	3.06
		17,815	8.40

Industrials - 7.53%
Legrand SA	116,000	4,724	2.23
BAE Systems PLC	751,350	3,866	1.82
ASSA ABLOY AB, Class B	76,000	2,141	1.01
AB Volvo, Class B (1)	93,800	1,653	.78
Siemens AG	11,000	1,363	.64
Other securities		2,229	1.05
		15,976	7.53

Materials - 6.84%
ArcelorMittal	112,200	4,255	2.01
CRH PLC	157,722	3,267	1.54
Svenska Cellulosa AB SCA, Class B	132,000	2,084	.98
Amcor Ltd.	252,700	1,745	.82
Other securities		3,148	1.49
		14,499	6.84

Utilities - 5.74%
Scottish and Southern Energy PLC	293,700	5,609	2.65
GDF SUEZ	124,250	4,458	2.10
Other securities		2,109	.99
		12,176	5.74

Health care - 5.51%
Novartis AG	61,225	3,598	1.70
Bayer AG	47,280	3,494	1.65
Mindray Medical International Ltd., Class A (ADR)	126,100	3,329	1.57
Other securities		1,261	.59
		11,682	5.51

Energy - 2.83%
BP PLC	660,200	4,792	2.26
Other securities		1,196	.57
		5,988	2.83

Miscellaneous - 1.15%
Other common stocks in initial period of acquisition		2,427	1.15

Total common stocks (cost: $164,701,000)		187,174	88.27

Preferred stocks - 0.12%

Financials- 0.12%
Other securities		260	.12

Total preferred stocks (cost: $200,000)		260	.12

	Principal
Bonds, notes & other debt instruments - 3.50%	amount (000)

Bonds & notes of governments outside the U.S. - 1.03%
Brazil (Federal Republic of) 6.00% 2015 (2)	BRL 3,593	2,182	1.03

Consumer discretionary - 0.50%
Virgin Media Finance PLC, Series 1, 9.50% 2016	$925	1,050	.50

Other - 1.97%
Other securities		4,188	1.97

Total bonds, notes & other debt instruments (cost: $6,596,000)		7,420	3.50

Short-term securities - 7.93%

Federal Home Loan Bank 0.095%-0.20% due 1/14-4/26/2011	4,000	3,999	1.89
General Electric Capital Corp. 0.15% due 1/3/2011	3,000	3,000	1.41
Straight-A Funding LLC 0.25% due 1/7/2011 (3)	3,000	3,000	1.41
Freddie Mac 0.24% due 7/26/2011	2,900	2,896	1.37
International Bank for Reconstruction and Development 0.18% due 3/22/2011	1,700	1,699	.80
Other securities		2,220	1.05

Total short-term securities (cost: $16,814,000)		16,814	7.93

Total investment securities (cost: $188,311,000)		211,668	99.82
Other assets less liabilities		375	.18

Net assets		$212,043	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $129,000, which represented .06% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $6,076,000, which represented 2.87% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais

See Notes to Financial Statements

Asset Allocation Fund
Summary investment portfolio, December 31, 2010

Largest individual equity securities	Percent of net assets
BHP Billiton	1.83%
Dow Chemical	1.71
Merck	1.71
Oracle	1.66
Comcast	1.55
Schlumberger	1.55
Goldman Sachs	1.46
Home Depot	1.42
Monsanto	1.40
Boeing	1.34

			Percent
		Value	of net
Common stocks - 76.55%	Shares	(000)	assets

Information technology - 12.71%
Oracle Corp.	5,820,000	$182,166	1.66%
International Business Machines Corp.	980,000	143,825	1.31
Corning Inc.	7,400,000	142,968	1.30
Microsoft Corp.	4,700,000	131,224	1.20
Apple Inc. (1)	380,000	122,573	1.12
Texas Instruments Inc.	3,500,000	113,750	1.04
Google Inc., Class A (1)	190,000	112,854	1.03
Cisco Systems, Inc. (1)	5,310,000	107,421	.98
ASML Holding NV (New York registered)	2,500,000	95,850	.87
KLA-Tencor Corp.	2,450,000	94,668	.86
Other securities		146,695	1.34
		1,393,994	12.71

Financials - 11.63%
Goldman Sachs Group, Inc.	950,000	159,752	1.46
ACE Ltd.	2,320,000	144,420	1.32
T. Rowe Price Group, Inc.	1,700,000	109,718	1.00
Moody's Corp.	3,890,000	103,241	.94
Wells Fargo & Co.	3,200,000	99,168	.90
BlackRock, Inc.	500,000	95,290	.87
JPMorgan Chase & Co.	2,000,000	84,840	.77
Marsh & McLennan Companies, Inc.	2,940,000	80,380	.73
Other securities		398,873	3.64
		1,275,682	11.63

Materials - 9.82%
BHP Billiton Ltd.	4,340,000	200,863	1.83
Dow Chemical Co.	5,500,000	187,770	1.71
Monsanto Co.	2,200,000	153,208	1.40
Sigma-Aldrich Corp.	1,840,000	122,470	1.12
Rio Tinto PLC	1,681,753	117,637	1.07
FMC Corp.	1,250,000	99,862	.91
Nucor Corp.	1,900,000	83,258	.76
Martin Marietta Materials, Inc.	840,000	77,482	.70
Other securities		35,099	.32
		1,077,649	9.82

Health care - 9.12%
Merck & Co., Inc.	5,200,000	187,408	1.71
Amgen Inc. (1)	2,350,000	129,015	1.18
Johnson & Johnson	2,060,000	127,411	1.16
Cardinal Health, Inc.	2,901,424	111,154	1.01
Other securities		445,803	4.06
		1,000,791	9.12

Industrials - 8.76%
Boeing Co.	2,250,000	146,835	1.34
Deere & Co.	1,100,000	91,355	.83
Other securities		722,544	6.59
		960,734	8.76

Energy - 8.21%
Schlumberger Ltd.	2,030,000	169,505	1.55
Chevron Corp.	1,400,000	127,750	1.16
Transocean Ltd. (1)	1,500,000	104,265	.95
Suncor Energy Inc.	2,150,000	82,774	.75
Other securities		416,001	3.80
		900,295	8.21

Consumer discretionary - 7.38%
Comcast Corp., Class A	7,750,000	170,268	1.55
Home Depot, Inc.	4,450,000	156,017	1.42
Johnson Controls, Inc.	2,150,000	82,130	.75
DIRECTV, Class A (1)	2,000,000	79,860	.73
Other securities		321,324	2.93
		809,599	7.38

Consumer staples - 4.13%
Coca-Cola Co.	2,000,000	131,540	1.20
Unilever NV (New York registered)	2,480,000	77,872	.71
Colgate-Palmolive Co.	960,000	77,155	.70
Other securities		166,213	1.52
		452,780	4.13

Telecommunication services - 1.84%
American Tower Corp., Class A (1)	2,200,000	113,608	1.04
AT&T Inc.	3,000,000	88,140	.80
Other securities		110	.00
		201,858	1.84

Utilities - 0.90%
Other securities		98,325	.90

Miscellaneous - 2.05%
Other common stocks in initial period of acquisition		224,706	2.05

Total common stocks (cost: $6,649,795,000)		8,396,413	76.55

			Percent
		Value	of net
Preferred stocks - 0.06%		(000)	assets

Financials - 0.06%
Other securities		6,544	.06

Total preferred stocks (cost: $6,861,000)		6,544	.06

			Percent
		Value	of net
Rights & warrants - 0.01%		(000)	assets

Consumer discretionary - 0.01%
Other securities		994	.01

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		46	.00

Total rights & warrants (cost: $3,156,000)		1,040	.01

			Percent
		Value	of net
Convertible securities - 0.04%		(000)	assets

Consumer discretionary - 0.04%
Other securities		4,141	.04

Total convertible securities (cost: $1,973,000)		4,141	.04

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 20.78%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 6.40%
U.S. Treasury:
4.625% 2011	74,875	78,051
4.875% 2012	155,000	162,786
1.875% 2014	92,000	94,110
3.50% 2039	107,500	92,669
1.50%-7.50% 2013-2040 (2)	184,409	207,603	5.79
Fannie Mae 6.25% 2029	15,575	18,817	.17
Other securities		47,607	.44
		701,643	6.40

Mortgage-backed obligations (3) - 5.62%
Fannie Mae 0%-7.50% 2012-2047	421,366	431,791	3.94
Other securities		184,821	1.68
		616,612	5.62

Financials - 1.73%
JPMorgan Chase & Co. 2.60% 2016	6,000	5,828	.05
Goldman Sachs Group, Inc. 3.70% 2015	2,900	2,958	.03
Other securities		181,431	1.65
		190,217	1.73

Health care - 1.45%
Cardinal Health, Inc. 5.80% 2016	4,500	5,055	.05
Other securities		153,809	1.40
		158,864	1.45

Consumer discretionary - 1.00%
Comcast Corp. 6.45%-6.95% 2037	6,875	7,691	.07
Other securities		102,161	.93
		109,852	1.00

Telecommunication services - 0.96%
American Tower Corp. 4.625% 2015	3,875	4,052	.04
Other securities		100,792	.92
		104,844	.96

Other - 3.62%
Other securities		397,084	3.62

Total bonds, notes & other debt instruments (cost: $2,182,605,000)		2,279,116	20.78

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.49%	(000)	(000)	assets

Federal Home Loan Bank 0.16%-0.17% due 1/28-2/4/2011	77,136	77,123	.70
U.S. Treasury Bill 0.132% due 3/17/2011	48,800	48,790	.45
Johnson & Johnson 0.22% due 1/20/2011 (4)	30,400	30,396	.28
JPMorgan Chase & Co. 0.20% due 2/7/2011	28,700	28,694	.26
Fannie Mae 0.24%-0.31% due 1/5-2/1/2011	25,500	25,496	.23
Other securities		172,286	1.57

Total short-term securities (cost: $382,778,000)		382,785	3.49

Total investment securities (cost: $9,227,168,000)		11,070,039	100.93
Other assets less liabilities		(101,809)	(.93)

Net assets		$10,968,230	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $48,000, which represented less than .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

"Miscellaneous" and "Other securities" include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,303,000, which represented .10% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $405,761,000, which represented 3.70% of the net assets of the fund.

See Notes to Financial Statements

Bond Fund
Summary investment portfolio, December 31, 2010

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	27.83%
Fannie Mae	23.84
Freddie Mac	4.57
Government National Mortgage Assn.	2.40
Federal Home Loan Bank	1.32
Polish Government	.98
South Korean Government	.84
United Mexican States Government	.53
Canadian Government	.48
Malaysian Government	.47

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 93.22%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 32.48%
U.S. Treasury:
0.875% 2011	$ 123,500	$ 123,787
0.875% 2011	104,250	104,427
4.875% 2011	91,250	92,637
1.00% 2012	274,490	276,617
1.00% 2012	122,750	123,757
4.50% 2012	60,000	63,098
4.875% 2012	50,000	52,511
1.125% 2013	328,098	330,827
2.00% 2013	94,375	97,173
2.375% 2016	75,000	75,967
5.125% 2016	52,500	60,504
7.50% 2016	50,000	64,285
8.75% 2017	75,000	103,014
4.00% 2018	70,000	75,871
3.125% 2019	47,262	47,770
8.75% 2020	40,000	58,453
6.875% 2025	65,000	86,917
4.25% 2039	172,286	169,778
3.875% 2040	43,500	40,073
4.625% 2040	132,000	138,325
1.375%-8.875% 2011-2039 (1)	512,213	553,725	27.83%
Freddie Mac:
2.125% 2012	50,000	51,217
5.75% 2012	40,000	42,214
1.625%-5.25% 2011-2014	75,250	77,291	1.74
Federal Home Loan Bank:
1.75% 2012	44,000	44,825
2.25%-5.375% 2012-2016	80,000	85,329	1.32
Fannie Mae 1.00%-5.50% 2011-2014	42,950	43,724.44
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.553%-2.20% 2012 (2)	27,000	27,351.28
Other securities		85,728.87
		3,197,195	32.48

Mortgage-backed obligations (3) - 30.99%
Fannie Mae:
3.50% 2025	181,610	183,341
3.50% 2025	60,250	60,824
3.50% 2025	40,329	40,714
4.00% 2025	63,346	65,504
3.50% 2026	207,500	208,991
3.50% 2026	75,000	75,715
3.50% 2026	60,750	61,329
5.50% 2038	44,141	47,269
6.00% 2038	57,251	62,307
6.00% 2038	43,822	47,551
5.00% 2039	38,050	40,036
4.50% 2040	181,888	186,930
4.50% 2040	122,479	125,874
4.50% 2040	41,107	42,247
4.00% 2041	50,000	49,750
3.146%-9.893% 2011-2042 (2)	953,152	1,005,139	23.40
Freddie Mac:
4.00% 2025	85,444	88,048
4.50% 2025	39,965	41,826
0%-5.704% 2025-2040 (2)	144,176	148,463	2.83
Government National Mortgage Assn.:
4.00% 2041	189,370	190,701
3.50%-4.50% 2025-2040 (4)	46,010	45,335	2.40
Other securities		231,866	2.36
		3,049,760	30.99

Bonds & notes of governments & government agencies outside the U.S. - 7.24%
Canadian Government 2.00% 2014	C$ 45,245	45,244.46
Polish Government 6.375% 2019	$ 34,385	38,690.39
Other securities		628,489	6.39
		712,423	7.24

Financials - 6.17%
JPMorgan Chase & Co. 2.60%-4.25% 2015-2020	27,315	27,269.28
Other securities		579,968	5.89
		607,237	6.17

Other - 16.34%
Other securities		1,608,750	16.34

Total bonds, notes & other debt instruments (cost: $8,975,458,000)		9,175,365	93.22

			Percent
		Value	of net
Preferred stocks - 0.44%		(000)	assets

Financials - 0.43%
Other securities		42,671.43

Miscellaneous - 0.01%
Other preferred stocks in initial period of acquisition		428.01

Total preferred stocks (cost: $37,210,000)		43,099.44

			Percent
		Value	of net
Common stocks - 0.01%		(000)	assets

Consumer discretionary - 0.01%
Other securities		862.01

Miscellaneous - 0.00%
Other common stocks in initial period of acquisition		58.00

Total common stocks (cost: $1,078,000)		920.01

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		86.00

Total rights & warrants (cost: $5,038,000)		86.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.16%	(000)	(000)	assets

Freddie Mac 0.16%-0.265% due 1/4-4/19/2011	$ 131,200	131,177	1.33
Procter & Gamble Co. 0.22% due 1/4-2/8/2011 (5)	73,500	73,490
Procter & Gamble International Funding S.C.A. 0.15% due 1/6/2011 (5)	15,900	15,900.91
Coca-Cola Co. 0.20%-0.25% due 1/11-4/5/2011 (5)	74,100	74,072.75
Federal Home Loan Bank 0.17%-0.29% due 2/14-11/14/2011	67,398	67,333.68
Straight-A Funding LLC 0.25% due 2/2-2/16/2011 (5)	62,900	62,881.64
Jupiter Securitization Co., LLC 0.23%-0.25% due 1/18-1/27/2011 (5)	51,700	51,691.53
U.S. Treasury Bills 0.155%-0.17% due 2/24-4/14/2011	48,750	48,739.50
Fannie Mae 0.14%-0.18% due 2/9-4/26/2011	37,900	37,891.39
Other securities		239,549	2.43

Total short-term securities (cost: $802,702,000)		802,723	8.16

Total investment securities (cost: $9,821,486,000)		10,022,193	101.83
Other assets less liabilities		(180,039)	(1.83)

Net assets		$9,842,154	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $10,433,000, which represented .11% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $31,861,000, which represented .32% of the net assets of the fund.

(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,224,840,000, which represented 12.44% of the net assets of the fund.

Key to symbol

C$ = Canadian dollars

See Notes to Financial Statements

Global Bond Fund
Summary investment portfolio, December 31, 2010

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 92.17%	(000)	(000)	assets

Euros - 20.44%
German Government:
4.50% 2013	€ 7,125	US$ 10,208
Series 4, 3.75% 2015	12,125	17,534
Series 6, 4.00% 2016	8,235	12,073
Series 6, 3.75% 2017	10,040	14,524
4.25% 2017	11,400	16,922
Series 7, 4.00% 2018	14,295	20,898
Series 8, 4.25% 2018	9,775	14,463
3.75% 2019	10,225	14,635
2.25% 2020	12,005	15,170
3.25%-6.25% 2012-2030	8,610	13,556	8.23%
Italian Government:
4.50% 2019	16,450	21,955
3.00%-5.00% 2013- 2034	14,370	18,909	2.24
Netherlands Government Eurobond:
4.50% 2017	7,815	11,631
4.25%-5.50% 2013-2028	8,940	13,802	1.40
Irish Government 4.00%-5.90% 2013-2020	22,050	24,969	1.37
French Government B.T.A.N. Eurobond 4.50% 2013	6,750	9,737.54
Canadian Government 3.50% 2020	4,000	5,560.31
Polish Government 5.875% 2014	1,550	2,247.12
Other securities		113,522	6.23
		372,315	20.44

Japanese yen - 6.44%
Japanese Government:
Series 231, 1.30% 2011	¥ 975,550	12,080
Series 248, 0.70% 2013	820,000	10,215
Series 269, 1.30% 2015	2,259,300	28,921
Series 284, 1.70% 2016	3,062,650	40,282
Series 21, 2.30% 2035	711,400	9,322
1.00%-2.40% 2012-2038	1,285,300	16,448	6.44
		117,268	6.44

Polish zloty - 4.44%
Polish Government:
Series 0414, 5.75% 2014	PLN 146,450	50,516
Series 1017, 5.25% 2017	91,865	30,340	4.44
		80,856	4.44

South Korean won - 4.21%
South Korean Government:
Series 1303, 5.25% 2013	KRW 19,893,710	18,220
Series 1309, 5.75% 2013	13,550,000	12,660
4.75% 2014	10,360,000	9,483
5.50% 2017	9,934,300	9,394
5.75% 2018	12,150,000	11,648
4.25%-5.00% 2014	16,840,000	15,274	4.21
		76,679	4.21

Malaysian ringgits - 2.93%
Malaysian Government:
Series 509, 3.21% 2013	MYR 42,250	13,737
Series 0207, 3.814% 2017	28,435	9,338
Series 0210, 4.012% 2017	47,405	15,660
3.702%-5.094% 2013-2018	44,155	14,660	2.93
		53,395	2.93

British pounds - 2.78%
United Kingdom 2.75%-6.00% 2011-2046	£ 29,005	47,599	2.61
Other securities		2,990.17
		50,589	2.78

Canadian dollars - 2.01%
Canadian Government:
2.00% 2014	C$ 9,815	9,815
4.25%-5.25% 2012-2018	8,090	8,765	1.02
Other securities		18,033.99
		36,613	2.01

Turkish liras - 1.40%
Turkey (Republic of) 0%-11.00% 2011-2014 (1)	TRY 37,965	25,444	1.40

Swedish kronor - 1.38%
Swedish Government, Series 1049, 4.00%-6.75% 2012-2015 (2)	SKr 120,010	19,281	1.06
Other securities		5,948.32
		25,229	1.38

Mexican pesos - 1.34%
United Mexican States Government:
Series M10, 7.75% 2017	MXN 112,900	9,738
7.25%-10.00% 2012-2036	161,300	14,598	1.34
		24,336	1.34

Singapore dollars - 1.22%
Singapore (Republic of):
3.75% 2016	S$ 19,415	16,718
3.50% 2012	6,750	5,524	1.22
		22,242	1.22

Israeli shekels - 1.19%
Israeli Government:
Series 0313, 5.00% 2013	ILS 38,250	11,214
4.50%-5.50% 2015-2017	34,950	10,478	1.19
		21,692	1.19

Australian dollars - 0.85%
Queensland Treasury Corp., Series 15, 6.00% 2015	A$ 12,000	12,422.68
Other securities		3,112.17
		15,534.85

U.S. dollars - 39.06%
U.S. Treasury:
0.875% 2011	US$ 12,000	US$ 12,020
0.875% 2011	9,750	9,773
1.00% 2012	15,043	15,159
1.125% 2013	10,070	10,154
2.75% 2013	9,000	9,462
3.25% 2016	13,500	14,145
5.125% 2016	16,500	19,016
8.875% 2017	16,000	22,232
3.875% 2040	10,500	9,673
4.625% 2040	18,250	19,125
0.75%-7.50% 2011-2039 (1)	81,798	85,695	12.43
Fannie Mae:
4.50% 2040 (2)	28,889	29,690
3.50%-6.50% 2024-2040 (2) (3)	77,580	80,016	6.02
Government National Mortgage Assn. 4.00% 2041 (2)	14,100	14,199.78
Freddie Mac 0%-6.50% 2025-2039 (2) (3)	7,951	8,464.46
Polish Government 6.375% 2019	4,415	4,968.27
Turkey (Republic of) 5.625%-6.75% 2018-2021	2,030	2,173.12
United Mexican States Government Global 5.95% 2019	1,660	1,859.10
South Korean Government 5.75% 2014	700	766.04
Israeli Government 5.125% 2019	500	538.03
Other securities		342,538	18.81
		711,665	39.06

Other currencies - 2.48%
Other securities		45,263	2.48

Total bonds, notes & other debt instruments (cost: $1,623,480,000)		1,679,120	92.17

Preferred stocks - 0.12%

U.S. dollars - 0.12%
Other securities		2,177.12

Total preferred stocks (cost: $1,847,000)		2,177.12

Common stocks - 0.01%

U.S. dollars - 0.01%
Other securities		193.01

Total common stocks (cost: $127,000)		193.01

Rights & warrants - 0.00%

U.S. dollars - 0.00%
Other securities		8.00

Total rights & warrants (cost: $30,000)		8.00

	Principal
	amount
Short-term securities - 7.14%	(000)

Freddie Mac 0.24% due 7/26-7/27/2011	US$ 45,200	45,137	2.48
Straight-A Funding LLC 0.25% due 1/7/2011 (4)	21,000	20,999	1.15
Norwegian Government 0% due 3/16/2011	NKr 102,400	17,485.96
U.S. Treasury Bills 0.152%-0.188% due 5/5/2011	US$ 16,150	16,142.89
Federal Home Loan Bank 0.20% due 4/26/2011	14,500	14,492.79
General Electric Capital Corp. 0.15% due 1/3/2011	10,900	10,900.60
Turkey (Republic of) 0% due 7/20/2011	TRY 2,000	1,253.07
Other securities		3,588.20

Total short-term securities (cost: $128,917,000)		129,996	7.14

Total investment securities (cost: $1,754,401,000)		1,811,494	99.44
Other assets less liabilities		10,280.56

Net assets		US$ 1,821,774	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $872,000, which represented .05% of the net assets of the fund. One of these securities (with a value of less than $1,000) may be subject to legal or contractual restrictions on sale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $118,452,000, which represented 6.50% of the net assets of the fund.

See Notes to Financial Statements

High-Income Bond Fund
Summary investment portfolio, December 31, 2010

Largest holdings (by issuer)	Percent of net assets
First Data	3.24%
Univision Communications	2.98
CIT Group	2.60
Sprint Nextel	2.24
Freescale Semiconductor	2.20
NXP	2.19
Nielsen Co.	1.90
Allison Transmission	1.70
Realogy	1.60
MGM Resorts International	1.43

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 88.41%	(000)	(000)	assets

Consumer discretionary - 21.95%
Univision Communications Inc.:
10.50% 2015 (1) (2) (3)	$ 32,235	$ 33,853
Term Loan, 4.511% 2017 (2) (4) (5)	15,624	14,889
8.50%-12.00% 2014-2021 (1)	8,620	8,961	2.98%
Allison Transmission Holdings, Inc.:
11.25% 2015 (1) (2) (3)	15,196	16,640
Term Loan B, 3.02% 2014 (2) (4) (5)	7,886	7,738
11.00% 2015 (1)	7,810	8,552	1.70
MGM Resorts International 5.875%-13.00% 2012-2020 (1)	26,590	27,543	1.43
Virgin Media Finance PLC:
9.125% 2016	9,175	9,817
8.375%-9.50% 2016-2019 (1)	9,535	10,741
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,507	1.14
Cinemark USA, Inc. 8.625% 2019	10,100	10,984.57
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,690.45
Other securities		264,513	13.68
		424,428	21.95

Financials - 13.22%
CIT Group Inc.:
Series A, 7.00% 2014	15,315	15,506
Series A, 7.00% 2015	14,338	14,410
Term Loan 3, 6.25% 2015 (2) (4) (5)	3,730	3,814
7.00% 2013-2016	14,477	14,701	2.51
Realogy Corp.:
Term Loan B, 3.286% 2013 (2) (4) (5)	9,887	9,321
Second Lien Term Loan A, 13.50% 2017 (4) (5)	15,540	17,065
Term Loan DD, 3.286% 2013 (2) (4) (5)	3,574	3,370
Letter of Credit, 3.297% 2013 (2) (4) (5)	1,348	1,271	1.60
Liberty Mutual Group Inc.:
Series A, 7.80% 2087 (1) (2)	9,500	9,453
6.50%-10.75% 2035-2088 (1) (2)	13,449	14,476	1.24
American General Finance Corp., Series I, 5.85% 2013	1,500	1,369
International Lease Finance Corp. 5.00%-8.625% 2011-2015 (1)	21,070	21,589	1.19
National City Preferred Capital Trust I 12.00% (undated) (2)	7,762	8,752.45
Developers Diversified Realty Corp. 9.625% 2016	7,225	8,583.44
Other securities		111,908	5.79
		255,588	13.22

Industrials - 11.38%
Nielsen Finance LLC and Nielsen Finance Co.:
0%/12.50% 2016 (6)	18,585	19,607
11.50% 2016	7,780	9,025
7.75%-11.625% 2014-2018 (1)	7,225	8,032	1.90
Hawker Beechcraft Acquisition Co., LLC:
Term Loan B, 2.303% 2014 (2) (4) (5)	12,542	11,031
Letter of Credit, 2.203% 2014 (2) (4) (5)	750	659
Term Loan B, 10.50% 2014 (2) (4) (5)	1,555	1,560
8.50%-8.875% 2015 (2) (3)	10,383	7,896	1.09
Nortek, Inc. 11.00% 2013	10,381	11,107.57
TransDigm Inc. 7.75% 2018 (1)	10,530	10,951.57
DAE Aviation Holdings, Inc. 11.25% 2015 (1)	8,871	9,226.48
ARAMARK Corp. 8.50% 2015	8,600	9,030.47
Associated Materials, LLC 9.125% 2017 (1)	8,495	8,899.46
Other securities		113,016	5.84
		220,039	11.38

Telecommunication services - 9.96%
Nextel Communications, Inc.:
Series F, 5.95% 2014	13,345	13,178
Series D, 7.375% 2015	20,955	21,086
Series E, 6.875% 2013	3,565	3,592
Sprint Capital Corp. 8.375% 2012	4,625	4,914	2.21
Cricket Communications, Inc.:
7.75% 2016	12,030	12,541
7.75%-10.00% 2015-2020 (1)	7,750	7,826	1.05
Clearwire Communications and Clearwire Finance, Inc.:
12.00% 2015 (1)	12,340	13,358
12.00 2015-2017 (1)	6,520	6,905	1.05
Wind Acquisition SA:
11.75% 2017 (1)	13,030	14,756
7.25% 2018 (1)	950	969
7.375% 2018	€ 3,075	4,140	1.03
LightSquared, Term Loan B, 12.00% 2014 (3) (4) (5)	$ 12,910	11,915.62
Vodafone Group PLC, Term Loan, 6.875% 2015 (3) (4) (5) (7)	9,530	9,768.50
Other securities		67,610	3.50
		192,558	9.96

Information technology - 9.73%
First Data Corp.:
8.25% 2021 (1)	11,290	10,895
12.625% 2021 (1)	22,610	21,706
8.75% 2022 (1) (2) (3)	11,317	11,006
Term Loan B2, 3.011% 2014 (2) (4) (5)	7,846	7,269
8.875%-11.25% 2015-2020 (1) (3)	12,100	11,736	3.24
Freescale Semiconductor, Inc.:
9.125% 2014 (2) (3)	10,001	10,501
10.125% 2016	10,733	11,350
9.25% 2018 (1)	7,750	8,564
Term Loan, 4.508% 2016 (2) (4) (5)	406	393
8.875%-10.125% 2014-2018 (1)	10,725	11,701	2.20
NXP BV and NXP Funding LLC:
9.50% 2015	13,395	14,366
9.75% 2018 (1)	15,520	17,538
3.039%-10.00% 2013-2014 (2) (8)	2,492	2,676
3.735%-8.625% 2013-2015 (2)	€ 5,747	7,732	2.19
Other securities		40,658	2.10
		188,091	9.73

Health care - 7.70%
HCA Inc.:
7.75% 2021 (1)	$ 15,360	15,398
Term Loans, 2.553%-3.553% 2013-2017 (2) (4) (5)	2,056	2,053
6.375%-9.625% 2014-2016 (2) (3)	7,229	7,426	1.29
Elan Finance PLC and Elan Finance Corp.:
8.75% 2016	9,910	10,009
8.75%-8.875% 2013-2016 (1)	9,280	9,436	1.00
VWR Funding, Inc., Series B, 10.25% 2015 (2) (3)	15,402	16,250.84
PTS Acquisition Corp. 9.50% 2015 (2) (3)	14,540	14,758.76
Bausch & Lomb Inc. 9.875% 2015	11,855	12,744.66
Tenet Healthcare Corp. 7.375% 2013	10,335	10,645.55
Other securities		50,285	2.60
		149,004	7.70

Materials - 4.39%
Georgia Gulf Corp.:
9.00% 2017 (1)	13,205	14,393
10.75% 2016	1,500	1,598.83
Other securities		68,956	3.56
		84,947	4.39

Utilities - 3.85%
Edison Mission Energy 7.00%-7.75% 2013-2027	25,025	20,167
Midwest Generation, LLC, Series B, 8.56% 2016 (4)	6,612	6,695	1.39
Intergen Power 9.00% 2017 (1)	8,775	9,345.48
Other securities		38,338	1.98
		74,545	3.85

Energy - 2.67%
Petroplus Finance Ltd. 6.75% 2014 (1)	10,380	9,602.49
Other securities		42,090	2.18
		51,692	2.67

Other - 3.56%
Other securities		68,760	3.56

Total bonds, notes & other debt instruments (cost: $1,592,385,000)		1,709,652	88.41

	Principal		Percent
	amount	Value	of net
Convertible securities - 0.83%	(000)	(000)	assets

Telecommunication services - 0.02%
Clearwire Corp. 8.25% convertible notes 2040 (1)	$ 379	387.02

Other - 0.81%
Other securities		15,731.81

Total convertible securities (cost: $14,006,000)		16,118.83

			Percent
		Value	of net
Preferred stocks - 2.21%		(000)	assets

Other - 2.21%
Other securities		42,632	2.21

Total preferred stocks (cost: $35,931,000)		42,632	2.21

			Percent
		Value	of net
Common stocks - 1.21%	Shares	(000)	assets

Financials - 0.47%
CIT Group Inc. (9)	37,755	1,778.09
Other securities		7,299.38
		9,077.47

Materials - 0.24%
Georgia Gulf Corp. (9)	192,797	4,639.24

Telecommunication services - 0.10%
Sprint Nextel Corp., Series 1 (9)	127,382	539.03
Other securities		1,466.07
		2,005.10

Other - 0.40%
Other securities		7,708.40

Total common stocks (cost: $17,639,000)		23,429	1.21

			Percent
		Value	of net
Rights & warrants - 0.02%		(000)	assets

Other - 0.02%
Other securities		379.02

Total rights & warrants (cost: $4,982,000)		379.02

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.71%	(000)	(000)	assets

Freddie Mac 0.14%-0.265% due 1/19-2/22/2011	$ 50,616	50,607	2.62
General Electric Capital Corp. 0.15% due 1/3/2011	29,300	29,300	1.51
Federal Home Loan Bank 0.16% due 4/1/2011	10,500	10,496.54
Jupiter Securitization Co., LLC 0.23% due 1/27/2011 (1)	10,000	9,998.52
PepsiCo Inc. 0.17% due 2/24/2011 (1)	10,000	9,997.52

Total short-term securities (cost: $110,397,000)		110,398	5.71

Total investment securities (cost: $1,775,340,000)		1,902,608	98.39
Other assets less liabilities		31,128	1.61

Net assets		$1,933,736	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $600,333,000, which represented 31.05% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $142,470,000, which represented 7.37% of the net assets of the fund.

(6) Step bond; coupon rate will increase at a later date.
(7) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $16,475,000, which represented .85% of the net assets of the fund.

(8) Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $1,107,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $4,730,000, which represented .24% of the net assets of the fund.

(9) Security did not produce income during the last 12 months.

Key to symbol
€ = Euros

See Notes to Financial Statements

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio, December 31, 2010

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 88.69%	(000)	(000)	assets
Mortgage-backed obligations - 39.72%
Federal agency mortgage-backed obligations (1)- 39.43%
Fannie Mae:
3.50% 2025	$56,750	$57,291
4.00% 2025	28,135	29,093
3.00% 2026	57,081	55,895
3.00% 2026	27,000	26,477
3.50% 2026	54,500	54,892
6.00% 2038	52,448	57,081
2.605% 2040 (2)	30,250	30,632
4.00% 2040	36,225	36,084
4.50% 2040	66,039	67,869
4.50% 2040	39,451	40,544
0%-11.71% 2018-2047 (2)	387,410	394,096	24.45%
Government National Mortgage Assn.:
4.00% 2040	48,739	49,196
4.00% 2041	23,235	23,377
4.50% 2041	23,375	24,273
3.50%-6.50% 2024-2058 (2)	202,901	212,935	8.91
Freddie Mac:
3.50% 2025	26,000	26,203
4.00% 2025	23,469	24,184
0%-6.00% 2014-2040 (2)	134,083	140,696	5.50
Other securities		20,024.57
		1,370,842	39.43

Commercial mortgage-backed securities (1) - 0.29%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,161.21
Other securities		2,930.08
		10,091.29

Total mortgage-backed obligations		1,380,933	39.72

U.S. Treasury bonds & notes - 36.27%
U.S. Treasury:
0.875% 2011	49,000	49,114
4.875% 2011	48,250	48,983
0.625% 2012	62,250	62,442
0.875% 2012	38,200	38,416
1.00% 2012	44,250	44,613
1.125% 2013	26,483	26,703
3.125% 2013	83,175	88,253
1.75% 2014	38,500	39,312
2.625% 2014	57,250	59,918
1.625% 2015 (3)	29,751	31,747
3.50% 2018	25,500	26,832
3.375% 2019	53,000	54,116
8.125% 2019	39,470	55,008
3.50% 2020	40,100	41,084
3.625% 2020	87,000	90,307
3.875% 2040	71,250	65,637
4.375% 2040	44,000	44,219
4.625% 2040	126,410	132,467
0%-8.875% 2011-2039 (3)	246,333	261,813	36.27
		1,260,984	36.27

Federal agency bonds & notes - 12.37%
Federal Home Loan Bank:
0.875% 2012	51,200	51,544
1.75% 2012	29,300	29,849
1.875% 2013	24,250	24,804
3.625% 2013	58,750	62,824
5.50% 2014	31,410	35,852
1.125%-2.375% 2012-2014	19,000	19,327	6.45
Freddie Mac:
2.125% 2012	54,000	55,314
2.50% 2014	4,000	4,146	1.71
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125%-3.125% 2011-2012	29,550	30,302.87
Fannie Mae 6.125% 2012	10,000	10,679.31
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,201.15
Other securities		100,181	2.88
		430,023	12.37

Other - 0.33%
Other securities		11,793.33

Total bonds, notes & other debt instruments (cost: $3,051,509,000)		3,083,733	88.69

	Principal		Percent
	amount	Value	of net
Short-term securities - 15.94%	(000)	(000)	assets

Private Export Funding Corp. 0.21%-0.25% due 2/14-3/7/2011 (4)	$82,500	$82,470	2.37
Coca-Cola Co. 0.21% due 2/11/2011 (4)	66,300	66,284	1.91
Google, Inc. 0.18%-0.26% due 1/10-3/21/2011 (4)	56,900	56,876	1.64
Federal Home Loan Bank 0.17%-0.22% due 2/14-3/23/2011	54,000	53,988	1.55
Abbott Laboratories 0.16%-0.18% due 1/19-1/20/2011 (4)	42,800	42,797	1.23
Straight-A Funding LLC 0.22%-0.25% due 2/1-2/16/2011 (4)	40,700	40,689	1.17
Johnson & Johnson 0.15% due 1/3/2011 (4)	38,100	38,100	1.10
Federal Farm Credit Banks 0.20%-0.23% due 4/5-8/11/2011	35,000	34,963	1.01
Medtronic Inc. 0.20% due 2/18/2011 (4)	30,000	29,989.86
Variable Funding Capital Company LLC 0.25% due 1/18/2011 (4)	27,500	27,496.79
Procter & Gamble International Funding S.C.A. 0.15% due 1/6/2011 (4)	24,100	24,099.69
JPMorgan Chase & Co. 0.20% due 2/14/2011	20,000	19,995.57
Other securities		36,496	1.05

Total short-term securities (cost: $554,243,000)		554,242	15.94

Total investment securities (cost: $3,605,752,000)		3,637,975	104.63
Other assets less liabilities		(161,056)	(4.63)

Net assets		$3,476,919	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $776,000, which represented .02% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $424,477,000, which represented 12.21% of the net assets of the fund.

See Notes to Financial Statements

Cash Management Fund
Investment portfolio, December 31, 2010

	Principal		Percent
	amount	Value	of net
Short-term securities - 99.76%	(000)	(000)	assets

Commercial paper - 35.70%
KfW 0.21% due 1/13/2011 (1)	$20,700	$20,698	3.35%
Network Rail Infrastructure Finance PLC 0.22% due 1/24/2011	20,100	20,097	3.25
Svenska Handelsbanken Inc. 0.26% due 1/7/2011	19,400	19,399	3.14
American Honda Finance Corp. 0.22% due 2/3/2011	17,100	17,096	2.76
Variable Funding Capital Company LLC 0.25% due 1/18/2011 (1)	16,300	16,298	2.64
Jupiter Securitization Co., LLC 0.25% due 1/3/2011 (1)	15,600	15,600	2.52
Barton Capital LLC 0.25% due 1/7/2011 (1)	15,600	15,599	2.52
Procter & Gamble Co. 0.19% due 1/26/2011 (1)	15,300	15,298	2.47
Nordea North America, Inc. 0.23% due 1/7/2011	15,100	15,099	2.44
European Investment Bank 0.23% due 2/23/2011	14,700	14,694	2.38
Straight-A Funding LLC 0.20% due 1/19/2011 (1)	13,600	13,599	2.20
Coca-Cola Co. 0.21% due 2/11/2011 (1)	11,900	11,897	1.92
Bank of Nova Scotia 0.20% due 1/12/2011	10,100	10,099	1.63
John Deere Credit Ltd. 0.24% due 1/21/2011 (1)	9,500	9,499	1.54
General Electric Capital Corp. 0.15% due 1/3/2011	5,800	5,800	.94
		220,772	35.70

U.S. Treasuries - 34.76%
U.S. Treasury Bills 0.12%-0.211% due 1/6-8/25/2011	215,000	214,944	34.76

Federal agency discount notes - 26.07%
Freddie Mac 0.145%-0.19% due 1/4-2/25/2011	134,900	134,884	21.81
Federal Home Loan Bank 0.16% due 1/26-2/23/2011	16,310	16,308	2.64
Fannie Mae 0.14% due 1/18/2011	10,000	9,999	1.62
		161,191	26.07

Certificates of deposit - 3.23%
Bank of Montreal 0.23% due 1/5/2011	20,000	20,000	3.23

Total investment securities (cost: $616,894,000)		616,907	99.76
Other assets less liabilities		1,507	.24

Net assets		$618,414	100.00%

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,488,000, which represented 19.16% of the net assets of the fund.

See Notes to Financial Statements

Financial Statements

Statements of assets and liabilities at December 31, 2010

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$247,289	$5,540,646	$3,840,578	$27,534,116	$10,153,442	$2,509,111	$4,349,429	$2,290,274
Affiliated issuers	-	-	158,847	691,658	-	-	-	8,440
Cash denominated in currencies other than U.S. dollars	-	-	15,167	-	-	17	-	45
Cash	354	75	67	816	145	51	239	99
Unrealized appreciation on open forward currency contracts	-	-	-	-	-	-	-	-
Receivables for:
Sales of investments	-	-	3,322	15,259	584	-	2,345	-
Sales of fund's shares	83	1,606	2,065	8,954	18,185	3,150	2,350	205
Closed forward currency contracts	-	-	-	-	-	-	-	-
Dividends and interest	215	5,168	4,308	18,186	15,417	5,257	6,097	4,261
Other assets	-	-	47	-	-	-	-	-
	247,941	5,547,495	4,024,401	28,268,989	10,187,773	2,517,586	4,360,460	2,303,324
Liabilities:
Unrealized depreciation on open forward currency contracts	-	-	-	-	-	-	-	-
Payables for:
Purchases of investments	125	138	7,386	18,184	82	1,282	1,873	16
Repurchases of fund's shares	87	9,057	6,599	97,791	15,144	612	4,899	788
Closed forward currency contracts	-	-	-	-	-	-	-	-
Investment advisory services	120	2,436	2,347	7,582	4,183	1,527	1,510	1,127
Distribution services	45	905	669	4,225	1,401	363	771	446
Trustees' deferred compensation	1	18	11	281	130	5	12	4
Non-U.S. taxes	-	159	390	2,204	626	291	-	-
Other	3	62	74	138	251	82	15	25
	381	12,775	17,476	130,405	21,817	4,162	9,080	2,406
Net assets at December 31, 2010 (total: $112,379,565)	$247,560	$5,534,720	$4,006,925	$28,138,584	$10,165,956	$2,513,424	$4,351,380	$2,300,918
Investment securities, at cost:
Unaffiliated issuers	$215,595	$4,151,034	$2,961,712	$19,925,638	$8,074,010	$1,826,309	$3,669,099	$1,918,141
Affiliated issuers	$-	$-	$123,333	$600,020	$-	$-	$-	$15,878
Cash denominated in currencies other than U.S. dollars, at cost	$-	$-	$15,009	$-	$-	$17	$-	$45
Net assets consist of:
Capital paid in on shares of beneficial interest	$241,622	$5,006,039	$3,530,813	$25,220,240	$9,404,503	$1,956,043	$4,399,198	$2,579,501
Undistributed (distributions in excess of) net investment income	186	1,357	(12,078)	55,582	(29,678)	(3,254)	12,808	2,066
(Accumulated) undistributed net realized (loss) gain	(25,949)	(862,312)	(426,036)	(4,835,355)	(1,288,525)	(121,928)	(740,956)	(645,408)
Net unrealized appreciation	31,701	1,389,636	914,226	7,698,117	2,079,656	682,563	680,330	364,759
Net assets at December 31, 2010	$247,560	$5,534,720	$4,006,925	$28,138,584	$10,165,956	$2,513,424	$4,351,380	$2,300,918

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $37,271,482)	$30,695	$1,226,486	$817,805	$8,011,451	$3,490,080	$774,616	$674,632	$170,752
Shares outstanding	2,500	56,758	37,744	146,253	193,407	33,280	72,901	17,145
Net asset value per share	$12.28	$21.61	$21.67	$54.78	$18.05	$23.28	$9.25	$9.96
Class 2:
Net assets (total: $74,500,922)	$216,865	$4,308,234	$3,189,120	$19,895,568	$6,615,162	$1,738,808	$3,676,748	$2,130,166
Shares outstanding	17,742	200,596	149,385	366,096	367,942	75,309	400,366	214,370
Net asset value per share	$12.22	$21.48	$21.35	$54.35	$17.98	$23.09	$9.18	$9.94
Class 3:
Net assets (total: $607,161)	-	-	-	$231,565	$60,714	-	-	-
Shares outstanding	-	-	-	4,224	3,363	-	-	-
Net asset value per share	-	-	-	$54.82	$18.05	-	-	-

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of assets and liabilities at December 31, 2010						(dollars and shares in thousands, except per-share amounts)

	Growth-Income Fund	International Growth and Income Fund		Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$26,253,387	$211,668		$11,070,039	$10,022,193	$1,811,494	$1,902,608	$3,637,975	$616,907
Affiliated issuers	-	-		-	-	-	-	-	-
Cash denominated in currencies other than U.S. dollars	-	5		-	-	-	-	-	-
Cash	139	102		525	2,360	114	771	120	108
Unrealized appreciation on open forward currency contracts	-	-		-	1,266	2,997	1	-	-
Receivables for:
Sales of investments	108	-		306	257,945	2,491	436	74,450	-
Sales of fund's shares	16,748	265		11,150	73,782	3,284	2,172	4,551	1,763
Closed forward currency contracts	-	-		-	-	33	-	-	-
Dividends and interest	30,936	338		34,376	78,544	25,092	31,443	17,422	8
Other assets	-	-		-	-	-	-	-	-
	26,301,318	212,378		11,116,396	10,436,090	1,845,505	1,937,431	3,734,518	618,786
Liabilities:
Unrealized depreciation on open forward currency contracts	-	5		-	2,124	1,783	144	-	-
Payables for:
Purchases of investments	3,396	124		136,886	554,675	19,845	1,510	254,956	-
Repurchases of fund's shares	41,258	-		7,208	32,823	789	726	1,209	67
Closed forward currency contracts	-	-		-	138	148	-	-	-
Investment advisory services	5,856	122		2,726	3,016	817	748	973	172
Distribution services	3,535	37		1,206	1,083	313	243	419	116
Trustees' deferred compensation	327	-	*	80	23	2	33	29	14
Non-U.S. taxes	-	42		-	-	-	-	-	-
Other	118	5		60	54	34	291	13	3
	54,490	335		148,166	593,936	23,731	3,695	257,599	372
Net assets at December 31, 2010 (total: $112,379,565)	$26,246,828	$212,043		$10,968,230	$9,842,154	$1,821,774	$1,933,736	$3,476,919	$618,414
Investment securities, at cost:
Unaffiliated issuers	$21,116,872	$188,311		$9,227,168	$9,821,486	$1,754,401	$1,775,340	$3,605,752	$616,894
Affiliated issuers	$-	$-		$-	$-	$-	$-	$-	$-
Cash denominated in currencies other than U.S. dollars, at cost	$-	$5		$-	$-	$-	$-	$-	$-
Net assets consist of:
Capital paid in on shares of beneficial interest	$25,184,205	$187,310		$10,192,609	$9,913,072	$1,749,282	$1,982,611	$3,346,749	$618,415
Undistributed (distributions in excess of) net investment income	73,310	(235)		43,508	48,000	8,271	22,697	9,697	(14)
(Accumulated) undistributed net realized (loss) gain	(4,147,542)	1,648		(1,110,790)	(318,868)	5,755	(198,696)	88,250	-
Net unrealized appreciation	5,136,855	23,320		1,842,903	199,950	58,466	127,124	32,223	13
Net assets at December 31, 2010	$26,246,828	$212,043		$10,968,230	$9,842,154	$1,821,774	$1,933,736	$3,476,919	$618,414

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $37,271,482)	$9,370,076	$32,147		$5,235,006	$4,768,242	$324,851	$769,228	$1,492,318	$83,097
Shares outstanding	271,869	2,108		321,551	446,932	27,481	68,702	118,488	7,296
Net asset value per share	$34.47	$15.25		$16.28	$10.67	$11.82	$11.20	$12.59	$11.39
Class 2:
Net assets (total: $74,500,922)	$16,668,161	$179,896		$5,689,531	$5,073,912	$1,496,923	$1,141,396	$1,958,544	$521,888
Shares outstanding	486,651	11,824		351,919	480,637	127,118	102,984	156,826	46,283
Net asset value per share	$34.25	$15.21		$16.17	$10.56	$11.78	$11.08	$12.49	$11.28
Class 3:
Net assets (total: $607,161)	$208,591	-		$43,693	-	-	$23,112	$26,057	$13,429
Shares outstanding	6,048	-		2,682	-	-	2,061	2,067	1,184
Net asset value per share	$34.49	-		$16.29	-	-	$11.22	$12.61	$11.34

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations for the year ended December 31, 2010

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund		Global Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$3,018		$105,384		$46,487		$340,987	$205,625	$40,841	$98,244		$59,970
Interest	284		1,347		3,452		2,392	2,515	13,213	482		6,570
	3,302		106,731		49,939		343,379	208,140	54,054	98,726		66,540
Fees and expenses(3):
Investment advisory services	1,295		26,876		24,432		82,059	45,915	15,648	16,226		12,484
Distribution services - Class 2	486		10,028		7,005		45,556	15,547	3,831	8,442		4,888
Distribution services - Class 3	-		-		-		397	110	-	-		-
Transfer agent services	-	(4)	-	(4)	-	(4)	1	- (4)	- (4)	-	(4)	- (4)
Reports to shareholders	8		311		191		1,562	530	111	195		107
Registration statement and prospectus	17		388		345		1,984	643	145	234		144
Trustees' compensation	2		42		27		219	82	16	31		17
Auditing and legal	9		44		53		157	73	27	23		17
Custodian	27		567		801		524	2,213	796	55		194
State and local taxes	2		48		32		240	86	19	36		20
Other	6		30		51		44	22	51	6		11
Total fees and expenses before waiver	1,852		38,334		32,937		132,743	65,221	20,644	25,248		17,882
Less waiver of fees and expenses:
Investment advisory services	-		-		-		-	-	-	-		-
Total fees and expenses after waiver	1,852		38,334		32,937		132,743	65,221	20,644	25,248		17,882
Net investment income (loss)	1,450		68,397		17,002		210,636	142,919	33,410	73,478		48,658
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(2)	5,276		106,660		196,126		20,054	(35,095)	41,078	95,436		(6,562)
Forward currency contracts	-		-		-		-	-	4	-		-
Currency transactions	(90)		432		194		(2,800)	(5,948)	(451)	-	(4)	460
	5,186		107,092		196,320		17,254	(41,043)	40,631	95,436		(6,102)
Net unrealized appreciation (depreciation) on:
Investments	15,155		407,891		509,929		4,271,792	587,576	284,298	306,280		196,764
Forward currency contracts			-		-		-	-	(26)	-		-
Currency translations	6		116		108		(25)	466	18	-		9
	15,161		408,007		510,037		4,271,767	588,042	284,290	306,280		196,773
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency	20,347		515,099		706,357		4,289,021	546,999	324,921	401,716		190,671

Net increase (decrease) in net assets resulting from operations	$21,797		$583,496		$723,359		$4,499,657	$689,918	$358,331	$475,194		$239,329

(1)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations for the year ended December 31, 2010								(dollars in thousands)

	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund		High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$489,514	$5,162	$144,132	$209	$21		$1,614	$-		$-
Interest	8,024	429	119,558	315,924	63,673		153,173	75,463		1,365
	497,538	5,591	263,690	316,133	63,694		154,787	75,463		1,365
Fees and expenses(3):
Investment advisory services	65,149	1,151	29,920	33,985	8,603		8,328	11,652		2,303
Distribution services - Class 2	39,415	346	13,566	12,410	3,382		2,713	4,491		1,519
Distribution services - Class 3	375	-	76	-	-		41	50		28
Transfer agent services	1	- (4)	1	1	-	(4)	- (4)	-	(4)	- (4)
Reports to shareholders	1,285	5	611	521	76		71	117		31
Registration statement and prospectus	1,771	8	498	472	90		103	110		32
Trustees' compensation	214	1	85	76	12		17	26		7
Auditing and legal	147	6	60	55	10		11	19		4
Custodian	360	44	99	257	277		9	8		2
State and local taxes	236	1	95	86	14		17	27		8
Other	44	11	24	23	14		11	5		1
Total fees and expenses before waiver	108,997	1,573	45,035	47,886	12,478		11,321	16,505		3,935
Less waiver of fees and expenses:
Investment advisory services	-	-	-	-	-		-	672		-
Total fees and expenses after waiver	108,997	1,573	45,035	47,886	12,478		11,321	15,833		3,935
Net investment income (loss)	388,541	4,018	218,655	268,247	51,216		143,466	59,630		(2,570)
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(2)	(965,486)	6,149	13,207	194,118	9,203		23,090	93,210		-
Forward currency contracts	-	(91)	-	27,088	5,735		(101)	-		-
Currency transactions	555	(81)	638	(2,494)	(1,696)		(38)	-		-
	(964,931)	5,977	13,845	218,712	13,242		22,951	93,210		-
Net unrealized appreciation (depreciation) on:
Investments	3,325,165	5,139	992,862	92,102	9,960		87,805	8,856		27
Forward currency contracts	-	(5)	-	(9,958)	3,138		(144)	-		-
Currency translations	189	9	54	191	208		2	-		-
	3,325,354	5,143	992,916	82,335	13,306		87,663	8,856		27
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency	2,360,423	11,120	1,006,761	301,047	26,548		110,614	102,066		27

Net increase (decrease) in net assets resulting from operations	$2,748,964	$15,138	$1,225,416	$569,294	$77,764		$254,080	$161,696		$(2,543)

(1)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund
	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009

Operations:
Net investment income (loss)	$1,450	$707	$68,397	$61,212	$17,002	$10,576	$210,636	$151,308	$142,919	$120,342
Net realized gain (loss) on investments, forward currency contracts and currency transactions	5,186	(21,498)	107,092	(577,447)	196,320	(344,261)	17,254	(3,042,732)	(41,043)	(876,428)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	15,161	96,136	408,007	2,083,342	510,037	1,594,530	4,271,767	9,997,277	588,042	3,605,359
Net increase (decrease) in net assets resulting from operations	21,797	75,345	583,496	1,567,107	723,359	1,260,845	4,499,657	7,105,853	689,918	2,849,273
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(216)	(203)	(19,112)	(14,409)	(12,806)	(2,295)	(69,058)	(48,554)	(72,483)	(42,244)
Class 2	(1,057)	(962)	(59,393)	(49,897)	(48,449)	(6,036)	(130,885)	(101,700)	(127,233)	(83,779)
Class 3	-	-	-	-	-	-	(1,652)	(1,414)	(1,222)	(933)
Total dividends from net investment income	(1,273)	(1,165)	(78,505)	(64,306)	(61,255)	(8,331)	(201,595)	(151,668)	(200,938)	(126,956)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	(12,249)
Class 2	-	-	-	-	-	-	-	-	-	(28,704)
Class 3	-	-	-	-	-	-	-	-	-	(316)
Total distributions from net realized gain on investments	-	-	-	-	-	-	-	-	-	(41,269)
Total dividends and distributions paid to shareholders	(1,273)	(1,165)	(78,505)	(64,306)	(61,255)	(8,331)	(201,595)	(151,668)	(200,938)	(168,225)
Capital share transactions:
Class 1:
Proceeds from shares sold	2,700	7,055	168,608	152,420	178,618	156,323	995,029	1,133,307	729,575	492,072
Proceeds from reinvestment of dividends and distributions	216	203	19,112	14,409	12,806	2,295	69,058	48,554	72,483	54,493
Cost of shares repurchased	(5,109)	(4,461)	(111,278)	(98,881)	(107,308)	(82,880)	(818,229)	(1,202,331)	(341,517)	(364,115)
Net (decrease) increase from Class 1 transactions	(2,193)	2,797	76,442	67,948	84,116	75,738	245,858	(20,470)	460,541	182,450
Class 2:
Proceeds from shares sold	33,925	28,318	196,550	175,261	236,754	231,775	580,610	1,076,675	440,589	394,974
Proceeds from reinvestment of dividends and distributions	1,057	962	59,393	49,897	48,449	6,036	130,885	101,700	127,233	112,483
Cost of shares repurchased	(28,371)	(32,843)	(439,951)	(532,009)	(306,103)	(338,277)	(2,078,003)	(1,430,613)	(671,643)	(853,869)
Net increase (decrease) from Class 2 transactions	6,611	(3,563)	(184,008)	(306,851)	(20,900)	(100,466)	(1,366,508)	(252,238)	(103,821)	(346,412)
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	1,539	2,265	581	1,209
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	1,652	1,414	1,222	1,249
Cost of shares repurchased	-	-	-	-	-	-	(38,101)	(38,105)	(11,636)	(11,488)
Net decrease from Class 3 transactions	-	-	-	-	-	-	(34,910)	(34,426)	(9,833)	(9,030)
Net increase (decrease) in net assets resulting from capital share transactions	4,418	(766)	(107,566)	(238,903)	63,216	(24,728)	(1,155,560)	(307,134)	346,887	(172,992)
Total increase (decrease) in net assets	24,942	73,414	397,425	1,263,898	725,320	1,227,786	3,142,502	6,647,051	835,867	2,508,056
Net assets:
Beginning of period	222,618	149,204	5,137,295	3,873,397	3,281,605	2,053,819	24,996,082	18,349,031	9,330,089	6,822,033
End of period	$247,560	$222,618	$5,534,720	$5,137,295	$4,006,925	$3,281,605	$28,138,584	$24,996,082	$10,165,956	$9,330,089
Undistributed (distributions in excess of) net investment income	$186	$99	$1,357	$10,202	$(12,078)	$(15,995)	$55,582	$46,571	$(29,678)	$17,735
Shares of beneficial interest:
Class 1:
Shares sold	236	762	8,513	9,692	9,226	11,706	20,478	30,528	43,513	36,037
Shares issued on reinvestment of dividends and distributions	18	20	925	779	673	130	1,317	1,129	4,232	3,462
Shares repurchased	(463)	(502)	(5,588)	(5,953)	(5,681)	(5,697)	(16,869)	(32,634)	(20,349)	(26,005)
Net (decrease) increase in shares outstanding	(209)	280	3,850	4,518	4,218	6,139	4,926	(977)	27,396	13,494
Class 2:
Shares sold	2,989	3,089	10,150	11,097	12,618	16,688	12,106	28,456	26,435	27,365
Shares issued on reinvestment of dividends and distributions	88	100	2,903	2,729	2,625	347	2,527	2,410	7,486	7,223
Shares repurchased	(2,585)	(3,595)	(22,732)	(33,950)	(16,786)	(24,566)	(43,362)	(38,315)	(40,562)	(62,079)
Net increase (decrease) in shares outstanding	492	(406)	(9,679)	(20,124)	(1,543)	(7,531)	(28,729)	(7,449)	(6,641)	(27,491)
Class 3:
Shares sold	-	-	-	-	-	-	31	59	35	78
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	32	33	72	80
Shares repurchased	-	-	-	-	-	-	(792)	(1,033)	(701)	(837)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(729)	(941)	(594)	(679)

Statements of changes in net assets

	New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009

Operations:
Net investment income (loss)	$33,410	$29,285	$73,478	$64,018	$48,658	$43,559	$388,541	$343,789	$4,018	$1,294
Net realized gain (loss) on investments, forward currency contracts and currency transactions	40,631	(69,962)	95,436	(449,056)	(6,102)	(308,921)	(964,931)	(1,550,366)	5,977	2,465
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	284,290	688,152	306,280	1,200,546	196,773	883,289	3,325,354	7,059,920	5,143	17,096
Net increase (decrease) in net assets resulting from operations	358,331	647,475	475,194	815,508	239,329	617,927	2,748,964	5,853,343	15,138	20,855
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(11,697)	(7,030)	(11,550)	(7,922)	(4,464)	(3,542)	(147,491)	(126,710)	(670)	(327)
Class 2	(24,674)	(18,903)	(59,444)	(60,270)	(51,180)	(40,323)	(231,495)	(225,593)	(3,427)	(1,017)
Class 3	-	-	-	-	-	-	(3,023)	(3,277)	-	-
Total dividends from net investment income	(36,371)	(25,933)	(70,994)	(68,192)	(55,644)	(43,865)	(382,009)	(355,580)	(4,097)	(1,344)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	(269)	(377)
Class 2	-	-	-	-	-	-	-	-	(1,448)	(1,337)
Class 3	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	(535)	-
Class 2	-	-	-	-	-	-	-	-	(2,988)	-
Class 3	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	-	-	(5,240)	(1,714)
Total dividends and distributions paid to shareholders	(36,371)	(25,933)	(70,994)	(68,192)	(55,644)	(43,865)	(382,009)	(355,580)	(9,337)	(3,058)
Capital share transactions:
Class 1:
Proceeds from shares sold	246,626	157,026	238,286	126,839	13,258	31,416	1,414,619	1,764,451	6,188	10,518
Proceeds from reinvestment of dividends and distributions	11,697	7,030	11,550	7,922	4,464	3,542	147,491	126,710	1,474	704
Cost of shares repurchased	(75,453)	(64,154)	(41,730)	(26,536)	(20,704)	(11,041)	(1,185,744)	(564,157)	(3,525)	(960)
Net (decrease) increase from Class 1 transactions	182,870	99,902	208,106	108,225	(2,982)	23,917	376,366	1,327,004	4,137	10,262
Class 2:
Proceeds from shares sold	150,855	131,855	181,120	226,370	142,223	116,122	434,546	612,481	74,639	82,649
Proceeds from reinvestment of dividends and distributions	24,674	18,903	59,444	60,270	51,180	40,323	231,495	225,593	7,863	2,354
Cost of shares repurchased	(159,071)	(177,160)	(253,803)	(212,095)	(184,508)	(267,041)	(1,713,835)	(1,328,890)	(7,129)	(2,159)
Net increase (decrease) from Class 2 transactions	16,458	(26,402)	(13,239)	74,545	8,895	(110,596)	(1,047,794)	(490,816)	75,373	82,844
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	407	836	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	3,023	3,277	-	-
Cost of shares repurchased	-	-	-	-	-	-	(38,822)	(36,309)	-	-
Net decrease from Class 3 transactions	-	-	-	-	-	-	(35,392)	(32,196)	-	-
Net increase (decrease) in net assets resulting from capital share transactions	199,328	73,500	194,867	182,770	5,913	(86,679)	(706,820)	803,992	79,510	93,106
Total increase (decrease) in net assets	521,288	695,042	599,067	930,086	189,598	487,383	1,660,135	6,301,755	85,311	110,903
Net assets:
Beginning of period	1,992,136	1,297,094	3,752,313	2,822,227	2,111,320	1,623,937	24,586,693	18,284,938	126,732	15,829
End of period	$2,513,424	$1,992,136	$4,351,380	$3,752,313	$2,300,918	$2,111,320	$26,246,828	$24,586,693	$212,043	$126,732
Undistributed (distributions in excess of) net investment income	$(3,254)	$(425)	$12,808	$10,324	$2,066	$8,575	$73,310	$66,424	$(235)	$24
Shares of beneficial interest:
Class 1:
Shares sold	11,486	9,899	27,726	18,485	1,425	4,390	44,685	68,983	417	793
Shares issued on reinvestment of dividends and distributions	529	369	1,277	996	471	406	4,414	4,254	98	48
Shares repurchased	(3,665)	(4,019)	(4,849)	(3,755)	(2,312)	(1,513)	(36,772)	(21,293)	(252)	(79)
Net (decrease) increase in shares outstanding	8,350	6,249	24,154	15,726	(416)	3,283	12,327	51,944	263	762
Class 2:
Shares sold	7,157	8,032	21,403	32,904	15,511	15,788	13,927	23,193	5,142	6,285
Shares issued on reinvestment of dividends and distributions	1,135	1,006	6,645	7,677	5,411	4,662	6,983	7,650	524	159
Shares repurchased	(8,033)	(11,463)	(30,000)	(31,184)	(20,424)	(35,763)	(54,413)	(51,758)	(501)	(152)
Net increase (decrease) in shares outstanding	259	(2,425)	(1,952)	9,397	498	(15,313)	(33,503)	(20,915)	5,165	6,292
Class 3:
Shares sold	-	-	-	-	-	-	13	32	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	90	111	-	-
Shares repurchased	-	-	-	-	-	-	(1,230)	(1,417)	-	-
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(1,127)	(1,274)	-	-

Statements of changes in net assets										(dollars and shares in thousands)

	Asset Allocation Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		U.S. Government/AAA-Rated Securities Fund		Cash Management Fund
	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2009

Operations:
Net investment income (loss)	$218,655	$207,381	$268,247	$284,022	$51,216	$40,312	$143,466	$110,667	$59,630	$61,014	$(2,570)	$(3,113)
Net realized gain (loss) on investments, forward currency contracts and currency transactions	13,845	(640,061)	218,712	(364,938)	13,242	(16,815)	22,951	(92,671)	93,210	15,865	-	2
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	992,916	2,290,623	82,335	926,325	13,306	72,190	87,663	461,683	8,856	(22,761)	27	(23)
Net increase (decrease) in net assets resulting from operations	1,225,416	1,857,943	569,294	845,409	77,764	95,687	254,080	479,679	161,696	54,118	(2,543)	(3,134)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(105,937)	(93,285)	(146,872)	(113,953)	(9,092)	(2,339)	(55,554)	(40,037)	(28,379)	(25,309)	-	(316)
Class 2	(106,195)	(117,534)	(153,261)	(137,087)	(42,020)	(15,691)	(82,568)	(68,526)	(34,314)	(38,568)	-	(1,604)
Class 3	(837)	(945)	-	-	-	-	(1,669)	(1,530)	(478)	(714)	-	(46)
Total dividends from net investment income	(212,969)	(211,764)	(300,133)	(251,040)	(51,112)	(18,030)	(139,791)	(110,093)	(63,171)	(64,591)	-	(1,966)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	(5,703)	(4,791)	-	(12)
Class 2	-	-	-	-	-	-	-	-	(8,206)	(9,261)	-	(76)
Class 3	-	-	-	-	-	-	-	-	(128)	(207)	-	(2)
Long-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	(1,226)	-	-
Class 2	-	-	-	-	-	-	-	-	-	(2,369)	-	-
Class 3	-	-	-	-	-	-	-	-	-	(53)	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	-	-	(14,037)	(17,907)	-	(90)
Total dividends and distributions paid to shareholders	(212,969)	(211,764)	(300,133)	(251,040)	(51,112)	(18,030)	(139,791)	(110,093)	(77,208)	(82,498)	-	(2,056)
Capital share transactions:
Class 1:
Proceeds from shares sold	799,855	1,291,806	1,180,204	1,488,336	171,837	93,061	206,426	223,658	550,594	561,764	43,975	41,500
Proceeds from reinvestment of dividends and distributions	105,937	93,285	146,872	113,953	9,092	2,339	55,554	40,037	34,082	31,326	-	328
Cost of shares repurchased	(294,163)	(156,605)	(453,635)	(168,758)	(20,645)	(54,163)	(171,268)	(89,997)	(124,527)	(79,283)	(65,413)	(95,018)
Net (decrease) increase from Class 1 transactions	611,629	1,228,486	873,441	1,433,531	160,284	41,237	90,712	173,698	460,149	513,807	(21,438)	(53,190)
Class 2:
Proceeds from shares sold	169,301	167,583	569,256	891,201	314,902	387,303	137,965	179,017	416,785	446,211	224,764	245,303
Proceeds from reinvestment of dividends and distributions	106,195	117,534	153,261	137,087	42,020	15,691	82,568	68,526	42,520	50,198	-	1,680
Cost of shares repurchased	(659,114)	(528,840)	(433,110)	(168,324)	(86,900)	(70,390)	(211,243)	(206,867)	(111,733)	(137,945)	(364,137)	(601,048)
Net increase (decrease) from Class 2 transactions	(383,618)	(243,723)	289,407	859,964	270,022	332,604	9,290	40,676	347,572	358,464	(139,373)	(354,065)
Class 3:
Proceeds from shares sold	1,694	1,407	-	-	-	-	6,160	4,542	4,021	3,034	11,110	11,746
Proceeds from reinvestment of dividends and distributions	837	945	-	-	-	-	1,669	1,530	606	974	-	48
Cost of shares repurchased	(6,363)	(7,954)	-	-	-	-	(9,925)	(6,093)	(6,859)	(9,441)	(15,157)	(19,384)
Net decrease from Class 3 transactions	(3,832)	(5,602)	-	-	-	-	(2,096)	(21)	(2,232)	(5,433)	(4,047)	(7,590)
Net increase (decrease) in net assets resulting from capital share transactions	224,179	979,161	1,162,848	2,293,495	430,306	373,841	97,906	214,353	805,489	866,838	(164,858)	(414,845)
Total increase (decrease) in net assets	1,236,626	2,625,340	1,432,009	2,887,864	456,958	451,498	212,195	583,939	889,977	838,458	(167,401)	(420,035)
Net assets:
Beginning of period	9,731,604	7,106,264	8,410,145	5,522,281	1,364,816	913,318	1,721,541	1,137,602	2,586,942	1,748,484	785,815	1,205,850
End of period	$10,968,230	$9,731,604	$9,842,154	$8,410,145	$1,821,774	$1,364,816	$1,933,736	$1,721,541	$3,476,919	$2,586,942	$618,414	$785,815
Undistributed (distributions in excess of) net investment income	$43,508	$34,933	$48,000	$38,336	$8,271	$7,939	$22,697	$18,214	$9,697	$9,475	$(14)	$(12)
Shares of beneficial interest:
Class 1:
Shares sold	52,906	102,533	109,614	149,856	14,447	8,516	18,595	24,161	43,646	45,477	3,858	3,630
Shares issued on reinvestment of dividends and distributions	6,673	6,550	13,882	11,086	783	202	5,027	3,917	2,725	2,560	-	29
Shares repurchased	(19,549)	(12,025)	(41,890)	(16,953)	(1,747)	(5,154)	(15,457)	(9,740)	(9,893)	(6,426)	(5,740)	(8,315)
Net (decrease) increase in shares outstanding	40,030	97,058	81,606	143,989	13,483	3,564	8,165	18,338	36,478	41,611	(1,882)	(4,656)
Class 2:
Shares sold	11,268	12,899	53,423	90,070	26,666	34,340	12,555	19,607	33,195	36,359	19,889	21,588
Shares issued on reinvestment of dividends and distributions	6,747	8,334	14,637	13,480	3,636	1,363	7,554	6,784	3,427	4,139	-	149
Shares repurchased	(44,133)	(42,295)	(40,594)	(17,148)	(7,466)	(6,671)	(19,369)	(21,748)	(8,930)	(11,281)	(32,228)	(52,942)
Net increase (decrease) in shares outstanding	(26,118)	(21,062)	27,466	86,402	22,836	29,032	740	4,643	27,692	29,217	(12,339)	(31,205)
Class 3:
Shares sold	112	107	-	-	-	-	555	512	318	245	978	1,029
Shares issued on reinvestment of dividends and distributions	53	67	-	-	-	-	151	150	48	80	-	4
Shares repurchased	(420)	(609)	-	-	-	-	(901)	(652)	(542)	(765)	(1,334)	(1,699)
Net (decrease) increase in shares outstanding	(255)	(435)	-	-	-	-	(195)	10	(176)	(440)	(356)	(666)

See Notes to Financial Statements

Notes to financial statements

1.	Organization
American Funds Insurance Series (the "Series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2011 or 2012; however, the Series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund
Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Growth Fund	Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.
International Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
New World Fund	Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.
Blue Chip Income and Growth Fund
Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund	Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.
Growth-Income Fund	Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.
International Growth and Income Fund
Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.
Bond Fund	Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.
Global Bond Fund	Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.
High-Income Bond Fund	Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.
U.S. Government/AAA-Rated Securities Fund
Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds' portfolio turnover rates.

Loan transactions – The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation
The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2010, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the year ended December 31, 2010 (dollars in thousands):

Global Discovery Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$67,777	$-	$-	$67,777
Health care	42,422	-	-	42,422
Financials	38,011	-	-	38,011
Consumer discretionary	25,031	-	-	25,031
Industrials	20,509	-	-	20,509
Utilities	9,447	-	-	9,447
Energy	2,254	-	-	2,254
Other	4,649	-	-	4,649
Miscellaneous	11,638	-	-	11,638
Rights & warrants	8	-	-	8
Convertible securities	499	853	2,500	3,852
Short-term securities	-	21,691	-	21,691
Total	$222,245	$22,544	$2,500	$247,289

	Beginning			Net transfers	Ending
	value	Net	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2010	purchases	appreciation (*)	Level 3 (†)	at 12/31/2010
Investment securities	$-	$2,500	$5	$(5)	$2,500

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (*):					$-

(*) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
(†) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Global Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$828,295	$-	$1,342	$829,637
Financials	801,956	-	-	801,956
Information technology	777,689	-	-	777,689
Consumer staples	595,098	-	-	595,098
Health care	590,511	-	-	590,511
Industrials	494,435	-	-	494,435
Energy	414,261	-	-	414,261
Telecommunication services	319,994	-	-	319,994
Materials	276,749	-	-	276,749
Utilities	95,021	-	-	95,021
Miscellaneous	75,040	-	-	75,040
Preferred stocks	-	8,549	-	8,549
Short-term securities	-	261,706	-	261,706
Total	$5,269,049	$270,255	$1,342	$5,540,646

	Beginning	Net		Net transfers	Ending
	value	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2010	loss (*)	depreciation (*)	Level 3 (†)	at 12/31/2010
Investment securities	$14,508	$(5,942)	$(2,602)	$(4,622)	$1,342

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (*):					$284

(*) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
(†) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Global Small Capitalization Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$721,140	$-	$201	$721,341
Industrials	545,708	46	-	545,754
Consumer discretionary	535,531	-	58	535,589
Materials	427,240	-	-	427,240
Health care	378,954	-	-	378,954
Financials	250,443	-	4,913	255,356
Energy	221,519	-	-	221,519
Utilities	131,214	-	-	131,214
Consumer staples	82,877	-	-	82,877
Telecommunication services	27,264	-	-	27,264
Miscellaneous	187,426	741	-	188,167
Preferred stocks	568	-	-	568
Rights & warrants	1,946	3,434	-	5,380
Convertible securities	1,994	7,203	398	9,595
Bonds, notes & other debt instruments	-	2,211	-	2,211
Short-term securities	-	466,396	-	466,396
Total	$3,513,824	$480,031	$5,570	$3,999,425

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2010	and sales	loss*	appreciation*	Level 3†	at 12/31/2010
Investment securities	$24,986	$(558)	$(16,435)	$13,371	$(15,794)	$5,570

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)*:						$55

(*)Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(†)Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$4,913,648	$-	$-	$4,913,648
Information technology	4,665,447	-	-	4,665,447
Financials	4,174,420	-	37,017	4,211,437
Energy	4,046,236	-	-	4,046,236
Materials	2,683,530	-	-	2,683,530
Health care	2,402,979	17,058	-	2,420,037
Industrials	1,761,358	-	83,669	1,845,027
Consumer staples	856,293	-	-	856,293
Telecommunication services	548,774	-	-	548,774
Utilities	114,344	-	31,661	146,005
Miscellaneous	282,523	-	-	282,523
Convertible securities	-	-	40,000	40,000
Short-term securities	-	1,566,817	-	1,566,817
Total	$26,449,552	$1,583,875	$192,347	$28,225,774

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value
Level 3 reconciliation	at 1/1/2010	and sales	loss (*)	appreciation (*)	Level 3 (†)	at 12/31/2010
Investment securities	$18,997	$152,820	$(7,912)	$22,721	$5,721	$192,347

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (*):						$15,557

(*) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(†) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

International Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Financials	$2,168,491	$-	$-	$2,168,491
Health care	1,261,335	-	-	1,261,335
Information technology	1,143,798	-	-	1,143,798
Industrials	1,029,423	-	-	1,029,423
Consumer discretionary	1,001,704	-	6,835	1,008,539
Consumer staples	892,687	-	-	892,687
Telecommunication services	865,749	-	-	865,749
Materials	591,971	-	-	591,971
Energy	570,405	-	-	570,405
Utilities	263,354	-	-	263,354
Miscellaneous	23,195	-	-	23,195
Preferred stocks	-	4,763	-	4,763
Rights & warrants	285	-	-	285
Bonds, notes & other debt instruments	-	9,539	-	9,539
Short-term securities	-	319,908	-	319,908
Total	$9,812,397	$334,210	$6,835	$10,153,442

	Beginning value at 1/1/2010	Net unrealized appreciation (*)	Ending value at 12/31/2010
Level 3 reconciliation
Investment securities	$5,389	$1,446	$6,835

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (*):			$1,446

(*) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

New World Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Consumer staples	$413,068	$-	$-	$413,068
Financials	261,025	11,692	-	272,717
Consumer discretionary	241,403	-	-	241,403
Industrials	198,530	-	-	198,530
Information technology	182,249	-	-	182,249
Materials	177,682	-	-	177,682
Health care	177,018	-	-	177,018
Telecommunication services	145,306	-	-	145,306
Energy	143,889	-	-	143,889
Utilities	38,695	-	-	38,695
Miscellaneous	78,238	-	-	78,238
Rights & warrants	197	-	-	197
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	-	163,036	-	163,036
Corporate bonds & notes	-	18,432	-	18,432
Short-term securities	-	258,651	-	258,651
Total	$2,057,300	$451,811	$-	$2,509,111

Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$962,734	$-	$-	$962,734
Industrials	576,061	-	-	576,061
Consumer staples	452,916	-	-	452,916
Health care	429,857	-	-	429,857
Energy	424,500	-	-	424,500
Consumer discretionary	414,207	-	-	414,207
Financials	355,122	-	-	355,122
Telecommunication services	269,798	-	-	269,798
Utilities	73,684	-	-	73,684
Materials	58,400	-	-	58,400
Miscellaneous	48,374	-	-	48,374
Convertible securities	37,070	7,935	-	45,005
Short-term securities	-	238,771	-	238,771
Total	$4,102,723	$246,706	$-	$4,349,429

Global Growth and Income Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Financials	$401,736	$-	$2,580	$404,316
Consumer discretionary	272,937	-	-	272,937
Materials	257,312	-	-	257,312
Information technology	226,255	-	-	226,255
Industrials	221,928	-	-	221,928
Consumer staples	211,152	-	-	211,152
Telecommunication services	197,585	-	-	197,585
Health care	164,481	-	-	164,481
Energy	91,779	-	-	91,779
Utilities	79,045	-	-	79,045
Preferred stocks	-	2,340	-	2,340
Convertible securities	-	15,906	209	16,115
Bonds, notes & other debt instruments	-	46,784	-	46,784
Short-term securities	-	106,685	-	106,685
Total	$2,124,210	$171,715	$2,789	$2,298,714

	Beginning		Ending
	value	Net unrealized	value
Level 3 reconciliation	at 1/1/2010	appreciation	at 12/31/2010
Investment securities	$2,789	$-	$2,789

Growth-Income Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$5,582,012	$-	$-	$5,582,012
Consumer discretionary	3,274,090	-	-	3,274,090
Industrials	3,255,780	-	-	3,255,780
Energy	2,620,935	-	-	2,620,935
Health care	2,252,819	-	-	2,252,819
Financials	2,229,856	1,208	-	2,231,064
Consumer staples	1,942,860	-	-	1,942,860
Materials	1,049,481	-	-	1,049,481
Telecommunication services	998,669	-	-	998,669
Utilities	355,985	-	-	355,985
Miscellaneous	445,438	-	-	445,438
Preferred stocks	-	41,085	-	41,085
Convertible securities	75,180	29,428	-	104,608
Bonds, notes & other debt instruments	-	11,311	-	11,311
Short-term securities	-	2,087,250	-	2,087,250
Total	$24,083,105	$2,170,282	$-	$26,253,387

International Growth and Income Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Financials	$33,679	$129	$-	$33,808
Information technology	31,794	-	-	31,794
Consumer staples	22,502	-	-	22,502
Consumer discretionary	18,507	-	-	18,507
Telecommunication services	17,815	-	-	17,815
Industrials	15,976	-	-	15,976
Materials	14,499	-	-	14,499
Utilities	12,176	-	-	12,176
Health care	11,682	-	-	11,682
Energy	5,988	-	-	5,988
Miscellaneous	2,427	-	-	2,427
Preferred stocks	-	260	-	260
Bonds, notes & other debt instruments	-	7,420	-	7,420
Short-term securities	-	16,814	-	16,814
Total	$187,045	$24,623	$-	$211,668

Forward currency contracts(*):	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	-	(5)	-	(5)

(*) Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$1,393,994	$-	$-	$1,393,994
Financials	1,275,682	-	-	1,275,682
Materials	1,077,649	-	-	1,077,649
Health care	1,000,791	-	-	1,000,791
Industrials	960,686	-	48	960,734
Energy	900,295	-	-	900,295
Consumer discretionary	809,599	-	-	809,599
Consumer staples	452,780	-	-	452,780
Telecommunication services	201,858	-	-	201,858
Utilities	98,325	-	-	98,325
Miscellaneous	224,706	-	-	224,706
Preferred stocks	-	6,544	-	6,544
Rights & warrants	994	-	46	1,040
Convertible securities	-	4,141	-	4,141
Bonds, notes & other debt instruments:				-
Bonds & notes of U.S. government & government agencies	-	701,643	-	701,643
Mortgage-backed obligations	-	615,079	1,533	616,612
Corporate bonds & notes	-	558,242	5,535	563,777
Other	-	397,084	-	397,084
Short-term securities	-	382,785	-	382,785
Total	$8,397,359	$2,665,518	$7,162	$11,070,039

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2010	and sales	gain(*)	depreciation(*)	Level 3(†)	at 12/31/2010
Investment securities	$636	$12,289	$336	$(304)	$(5,795)	$7,162

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (*):						$(2,367)

(*) Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.
(†) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$-	$3,197,195	$-	$3,197,195
Mortgage-backed obligations	-	3,047,750	2,010	3,049,760
Bonds & notes of governments & government agencies outside the U.S.	-	712,423	-	712,423
Financials	-	607,237	-	607,237
Other	-	1,608,750	-	1,608,750
Preferred stocks	-	43,099	-	43,099
Common stocks	82	-	838	920
Rights & warrants	-	-	86	86
Short-term securities	-	802,723	-	802,723
Total	$82	$10,019,177	$2,934	$10,022,193

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$1,266	$-	$1,266
Unrealized depreciation on open forward currency contracts	-	(2,124)	-	(2,124)
Total	$-	$(858)	$-	$(858)

(1) Forward currency contracts are not included in the investment portfolio.

	Beginning	Net	Net	Net	Net transfers	Ending
	value	purchases	realized	unrealized	into	value
Level 3 reconciliation	at 1/1/2010	and sales	loss (2)	depreciation (2)	Level 3 (3)	at 12/31/2010
Investment securities	$905	$2,669	$(160)	$(2,496)	$2,016	$2,934

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (2):						$(4,770)

(2) Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Euros	$-	$372,315	$-	$372,315
Japanese yen	-	117,268	-	117,268
Polish zloty	-	80,856	-	80,856
South Korean won	-	76,679	-	76,679
Malaysian ringgits	-	53,395	-	53,395
British pounds	-	50,589	-	50,589
Canadian dollars	-	36,613	-	36,613
Turkish liras	-	25,444	-	25,444
Swedish kronor	-	25,229	-	25,229
U.S. dollars	-	710,794	871	711,665
Other currencies	-	129,067	-	129,067
Preferred stocks	532	1,645	-	2,177
Common stocks	193	-	-	193
Rights & warrants	7	-	1	8
Short-term securities	-	129,996	-	129,996
Total	$732	$1,809,890	$872	$1,811,494

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$2,997	$-	$2,997
Unrealized depreciation on open forward currency contracts	-	(1,783)	-	(1,783)
Total	$-	$1,214	$-	$1,214

(1) Forward currency contracts are not included in the investment portfolio.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2010	and sales	gain(2)	appreciation (2)	Level 3 (3)	at 12/31/2010
Investment securities	$309	$682	$5	$7	$(131)	$872

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (2):						$2

(2) Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$-	$1,628,765	$12,127	$1,640,892
Other	-	68,760	-	68,760
Convertible securities	3,288	12,830	-	16,118
Preferred stocks	1,162	39,746	1,724	42,632
Common stocks	21,922	-	1,507	23,429
Rights & warrants	297	-	82	379
Short-term securities	-	110,398	-	110,398
Total	$26,669	$1,860,499	$15,440	$1,902,608

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$1	$-	$1
Unrealized depreciation on open forward currency contracts	-	(144)	-	(144)
Total	$-	$(143)	$-	$(143)

(1) Forward currency contracts are not included in the investment portfolio.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2010	and sales	loss (2)	appreciation (2)	Level 3 (3)	at 12/31/2010
Investment securities	$5,504	$13,511	$(1,216)	$242	$(2,601)	$15,440

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)(2):						$(2,633)

(2) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$-	$1,380,933	$-	$1,380,933
U.S. Treasury bonds & notes	-	1,260,984	-	1,260,984
Federal agency bonds & notes	-	430,023	-	430,023
Other	-	11,793	-	11,793
Short-term securities	-	554,242	-	554,242
Total	$-	$3,637,975	$-	$3,637,975

	Beginning			Net	Ending
	value	Net unrealized	Net	realized	value
Level 3 reconciliation	at 1/1/2010	appreciation (*)	sales	loss (*)	at 12/31/2010
Investment securities	$1,522	$1,409	$(1,522)	$(1,409)	$-

(*) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Cash Management Fund

At December 31, 2010, all of the fund's investment securities were classified as Level 2.

4.	Risk factors
Investing in the funds may involve risks including, but not limited to, certain of the risks described below.

Market conditions — The prices of, and income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2010, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2006. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2003; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table below and on the following page, 12 funds had capital loss carryforwards available at December 31, 2010. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows:

	Global	Global	Global Small				Blue Chip	Global
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund
As of December 31, 2010:
Undistributed ordinary income	$187	$17,119	$48,757	$83,082	$28,328	$13,408	$12,817	$13,034
Post-October currency loss deferrals (realized during the period
November 1, 2010, through December 31, 2010)*	-	(444)	(236)	(685)	(4,442)	(35)	-	(230)
Undistributed long-term capital gain	-	-	-	-	-	-	-	-
Post-October capital loss deferrals (realized during the period
November 1, 2010, through December 31, 2010)*	-	-	-	-	-	-	-	(6,282)

Capital loss carryforwards:
Expiring 2011	-	-	-	-	-	-	-	-
Expiring 2016	-	(109,173)	-	(1,280,904)	-	-	(234,455)	(116,550)
Expiring 2017	(25,887)	(752,750)	(420,553)	(3,348,190)	(1,185,778)	(121,926)	(495,895)	(526,741)
Expiring 2018	-	-	-	(12,099)	(84,503)	-	-	(298)
	$(25,887)	$(861,923)	$(420,553)	$(4,641,193)	$(1,270,281)	$(121,926)	$(730,350)	$(643,589)
Capital loss carryforwards utilized	$5,223	$105,829	$133,683	$-	$-	$40,499	$69,566	$-
Capital loss carryforwards expired	$-	$-	$-	$-	$-	$-	$-	$-
Reclassification (from) to undistributed (distributions in excess of) net investment income
(to) from (accumulated) undistributed net realized (loss) gain	$(90)	$1,263	$48,170	$(30)	$10,606	$132	$-	$477
Reclassification to undistributed net investment income
from capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	-
Reclassification to accumulated net realized loss
from capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	-

Gross unrealized appreciation on investment securities	$41,209	$1,469,491	$1,097,747	$8,015,238	$2,323,815	$705,346	$835,572	$473,292
Gross unrealized depreciation on investment securities	(9,576)	(95,568)	(249,437)	(535,818)	(316,363)	(39,165)	(165,846)	(114,868)
Net unrealized appreciation on investment securities	$31,633	$1,373,923	$848,310	$7,479,420	$2,007,452	$666,181	$669,726	$358,424
Cost of investment securities	$215,656	$4,166,723	$3,151,115	$20,746,354	$8,145,990	$1,842,930	$3,679,703	$1,940,290

*These deferrals are considered incurred in the subsequent year.

							(dollars in thousands)
							U.S.
		International	Asset		Global		Government/	Cash
	Growth-	Growth and	Allocation	Bond	Bond	High-Income	AAA-Rated	Management
	Income Fund	Income Fund	Fund	Fund	Fund	Bond Fund	Securities Fund	Fund
As of December 31, 2010:
Undistributed ordinary income	$73,924	$512	$44,144	$48,666	$10,948	$25,096	$65,549	$-
Post-October currency loss deferrals (realized during the period
November 1, 2010, through December 31, 2010)*	-	-	-	-	(274)	-	-	-
Undistributed long-term capital gain	-	1,294	-	-	10,148	-	33,152	-
Post-October capital loss deferrals (realized during the period
November 1, 2010, through December 31, 2010)*	-	-	-	-	(4,155)	-	-	-

Capital loss carryforwards:
Expiring 2011	-	-	-	-	-	(35,517)	-	-
Expiring 2016	(691,368)	-	(400,076)	-	-	(47,291)	-	-
Expiring 2017	(2,423,213)	-	(649,787)	(313,418)	-	(113,685)	-	-
Expiring 2018	(1,026,621)	-	(36,541)	-	-	-	-	-
	$(4,141,202)	$-	$(1,086,404)	$(313,418)	$-	$(196,493)	$-	$-
Capital loss carryforwards utilized	$-	$-	$-	$167,624	$6,326	$20,296	$-	$-
Capital loss carryforwards expired	$-	$-	$-	$-	$-	$30,604	$-	$-
Reclassification (from) to undistributed (distributions in excess of) net investment income
(to) from (accumulated) undistributed net realized (loss) gain	$354	$(180)	$2,889	$41,550	$228	$808	$3,763	$-
Reclassification to undistributed net investment income
from capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	2,568
Reclassification to accumulated net realized loss
from capital paid in on shares of beneficial interest	-	-	-	-	-	30,604	-	-

Gross unrealized appreciation on investment securities	$5,980,316	$28,215	$1,982,587	$283,875	$81,033	$144,005	$55,381	$15
Gross unrealized depreciation on investment securities	(851,032)	(5,259)	(164,649)	(90,104)	(25,613)	(22,325)	(23,883)	(2)
Net unrealized appreciation on investment securities	$5,129,284	$22,956	$1,817,938	$193,771	$55,420	$121,680	$31,498	$13
Cost of investment securities	$21,124,103	$188,712	$9,252,101	$9,828,422	$1,756,074	$1,780,928	$3,606,477	$616,894

*These deferrals are considered incurred in the subsequent year.

6.	Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.

Investment advisory services – The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for U.S. Government/AAA-Rated Securities Fund effective January 1, 2011, that provides for reduced annual rates of .420%, .360%, .320%, .300% and .290% up to $600 million, over $600 million, over $1 billion, over $2 billion and over $3 billion, respectively. CRMC voluntarily reduced investment advisory services fees to the proposed rates for U.S. Government/AAA-Rated Securities Fund beginning July 1, 2010. Prior to July 1, 2010, the annual rates for the fund were based on .460%, .400%, .360%, .340% and .330% up to $600 million, over $600 million, over $1 billion, over $2 billion and over $3 billion, respectively. During the year ended December 31, 2010, total investment advisory services fees waived by CRMC were $672,000. As a result, the aggregate fees shown on the accompanying financial statements of $386,026,000 were reduced to $385,354,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					For the year
	Rates		Net asset level (in billions)		ended
Fund	Beginning with	Ending with	Up to	In excess of	December 31, 2010
Global Discovery	.580%	.440%	$.5	$1.0	.01
Global Growth	.690	.460	.6	5.0	.53
Global Small Capitalization	.800	.635	.6	5.0	.71
Growth	.500	.280	.6	34.0	.32
International	.690	.430	.5	21.0	.49
New World	.850	.620	.5	2.5	.74
Blue Chip Income and Growth	.500	.370	.6	4.0	.42
Global Growth and Income	.690	.480	.6	3.0	.59
Growth-Income	.500	.219	.6	34.0	.27
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.30
Bond	.480	.330	.6	8.0	.37
Global Bond	.570	.500	1.0	1.0	.54
High-Income Bond	.500	.420	.6	2.0	.46
U.S. Government/AAA-Rated Securities	.420	.290	.6	3.0	.38	(*)
Cash Management	.320	.270	1.0	2.0	.32

(*)The ratio shown is based on the investment advisory services fees before the voluntary waiver. The fee shown on the accompanying financial statements of $11,652,000, which was equivalent to an annualized rate of 0.38%, was reduced to $10,980,000, or 0.36% of average daily net assets.

Distribution services – The Series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the year ended December 31, 2010, distribution expenses under the plans for the Series aggregated $173,625,000 for Class 2 and $1,077,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services – The aggregate fee of $4,000 was incurred during the year ended December 31, 2010, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		(dollars in thousands)

		Increase in value
Fund	Current fees	of deferred amounts
Global Discovery	$2	$-	*
Global Growth	41	1
Global Small Capitalization	26	1
Growth	200	19
International	73	9
New World	16	-	*
Blue Chip Income and Growth	30	1
Global Growth and Income	17	-	*
Growth-Income	192	22
International Growth and Income	1	-	*
Asset Allocation	79	6
Bond	74	2
Global Bond	12	-	*
High-Income Bond	15	2
U.S. Government/AAA-Rated Securities	24	2
Cash Management	6	1

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.

7.	Investment transactions and other disclosures

The following table presents additional information for the year ended December 31, 2010:

	Global	Global	Global Small				Blue Chip	Global
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund

Purchases of investment securities*	$ 102,515	$ 1,300,396	$ 1,332,225	$ 6,674,143	$ 2,386,912	$ 435,808	$ 1,010,055	$ 606,591
Sales of investment securities*	108,360	1,312,305	1,642,242	8,345,196	2,185,751	353,679	796,632	589,365
Non-U.S taxes paid on dividend income	221	8,568	2,445	10,095	23,478	3,405	1,103	4,013
Non-U.S taxes paid on interest income		-	-	-	-	61	-	-
Non-U.S taxes paid (refunded) on realized gains	-	624	(435)	149	271	257	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2010	-	159	390	2,204	626	291	-	-
Dividends from affiliated issuers	-	-	2,570	13,705	-	-	-	625
Net realized loss from affiliated issuers	-	-	(25,247)	(139,956)	-	-	-	-

*Excludes short-term securities and U.S. government obligations, if any.
†Amount less than one thousand.

						(dollars in thousands)
								U.S.
								Government/
		International	Asset		Global			AAA-Rated
	Growth-	Growth and	Allocation	Bond	Bond	High-Income		Securities Fund
	Income Fund	Income Fund	Fund	Fund	Fund	Bond Fund		Fund

Purchases of investment securities*	$4,913,926	$114,255	$4,529,075	$13,114,079	$1,556,272	$989,138		$4,641,359
Sales of investment securities*	5,764,183	47,227	3,771,780	12,317,026	1,242,377	882,793		4,183,164
Non-U.S taxes paid on dividend income	7,982	550	1,366	-	-	-		-
Non-U.S taxes paid on interest income	-	-	-	36	160	-	†	-
Non-U.S taxes paid (refunded) on realized gains	-	-	-	-	2	-		-
Non-U.S taxes provided on unrealized gains as of December 31, 2010	-	42	-	-	-	-		-
Dividends from affiliated issuers	-	-	-	-	-	-		-
Net realized loss from affiliated issuers	-	-	-	-	-	-		-

*Excludes short-term securities and U.S. government obligations, if any.
†Amount less than one thousand.

8.	Forward currency contracts

The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2010, International Growth and Income Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies, as shown on the following tables. As of December 31, 2010, New World Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund over the prior 12-month period.

					(amounts in thousands)

			Contract amount
						Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive		Deliver	12/31/2010
International Growth and Income Fund

Sales:
Euros	1/20/2011	HSBC Bank		$1,190	€894	$(5)

Bond Fund
Purchases:
Australian dollars	1/14/2011	JPMorgan Chase	$	A15,758	$15,500	$588
Singapore dollars	1/12/2011	HSBC Bank	$	S20,174	$15,500	220
						$808

Sales:
British pounds	1/18/2011	UBS AG		$23,039	£14,500	$435
Danish kroner	1/18/2011	UBS AG		$16,897	DKr95,000	(133)
Euros	1/6/2011	JPMorgan Chase		$29,469	€22,250	(264)
Euros	1/10/2011	HSBC Bank		$28,547	€21,440	(103)
Euros	1/11/2011	Barclays Bank PLC		$5,873	€4,490	(127)
Euros	1/12/2011	Bank of New York Mellon		$6,549	€5,000	(133)
Euros	1/14/2011	UBS AG		$2,877	€2,160	(9)
Euros	1/26/2011	HSBC Bank		$36,206	€27,670	(768)
Euros	1/31/2011	Barclays Bank PLC		$28,852	€21,940	(465)
Hungarian forints	1/21/2011	HSBC Bank		$6,318	HUF1,312,360	23
Swedish kronor	1/20/2011	HSBC Bank		$8,215	SKr56,110	(122)
						$(1,666)

Forward currency contracts - net						$(858)

Global Bond Fund
Purchases:
Australian dollars	1/13/2011	UBS AG	$	A7,995	$7,840	$323
Australian dollars	1/14/2011	JPMorgan Chase	$	A10,929	$10,750	407
Japanese yen	1/11/2011	JPMorgan Chase		¥863,583	$10,355	283
Japanese yen	1/13/2011	Bank of New York Mellon		¥796,100	$9,523	284
Japanese yen	1/14/2011	Bank of New York Mellon		¥2,444,871	$29,327	790
Japanese yen	1/20/2011	Barclays Bank PLC		¥1,049,507	$12,552	378
Japanese yen	1/31/2011	JPMorgan Chase		¥485,478	$5,864	118
Singapore dollars	1/12/2011	HSBC Bank	$	S13,992	$10,750	153
						$2,736

Sales:
British pounds	1/10/2011	JPMorgan Chase		€3,981	£3,355	$89
British pounds	1/18/2011	JPMorgan Chase		€681	£580	6
British pounds	1/24/2011	UBS AG		€9,281	£7,850	166
Euros	1/6/2011	Barclays Bank PLC		$6,569	€5,000	(113)
Euros	1/6/2011	HSBC Bank		$15,761	€11,910	(154)
Euros	1/6/2011	JPMorgan Chase		$15,774	€11,910	(141)
Euros	1/11/2011	Barclays Bank PLC		$5,206	€3,980	(112)
Euros	1/11/2011	HSBC Bank		$1,181	€900	(22)
Euros	1/12/2011	Barclays Bank PLC		$10,611	€7,950	(12)
Euros	1/14/2011	JPMorgan Chase		$134	€100	- *
Euros	1/21/2011	HSBC Bank		$662	€500	(7)
Euros	1/21/2011	JPMorgan Chase		$31,612	€24,000	(458)
Euros	1/25/2011	UBS AG		$4,510	€3,445	(94)
Euros	1/26/2011	HSBC Bank		$10,102	€7,720	(214)
Euros	1/31/2011	JPMorgan Chase		$25,966	€19,750	(425)
Euros	2/3/2011	UBS AG		$1,573	€1,200	(31)
						$(1,522)

Forward currency contracts - net						$1,214

High-Income Bond Fund
Sales:
Euros	1/12/2011	Bank of New York Mellon		$3,929	€3,000	$(79)
Euros	1/14/2011	JPMorgan Chase		$8,286	€6,200	1
Euros	1/21/2011	JPMorgan Chase		$3,951	€3,000	(58)
Euros	1/21/2011	HSBC Bank		$662	€500	(7)
						$(143)

*Amount less than one thousand.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver(3)	Ratio of net income (loss) to average net assets(3)
Global Discovery Fund
Class 1
12/31/10	$11.20	$.10	$1.07	$1.17	$(.09)	$-	$(.09)	$12.28	10.43%	$31	.61%	.61%	.87%
12/31/09	7.45	.05	3.78	3.83	(.08)	-	(.08)	11.20	51.49	31	.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
Class 2
12/31/10	11.15	.07	1.06	1.13	(.06)	-	(.06)	12.22	10.14	217	.86	.86	.62
12/31/09	7.43	.03	3.74	3.77	(.05)	-	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
Global Growth Fund
Class 1
12/31/10	$19.61	$.30	$2.04	$2.34	$(.34)	$-	$(.34)	$21.61	12.04%	$1,227	.56%	.56%	1.54%
12/31/09	13.96	.26	5.67	5.93	(.28)	-	(.28)	19.61	42.58	1,037	.56	.56	1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	-	(.22)	23.44	20.73	278	.58	.53	1.95
Class 2
12/31/10	19.50	.25	2.03	2.28	(.30)	-	(.30)	21.48	11.75	4,308	.81	.81	1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	-	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	-	(.18)	23.29	20.43	4,015	.83	.78	1.71
Global Small Capitalization Fund
Class 1
12/31/10	$18.00	$.13	$3.91	$4.04	$(.37)	$-	$(.37)	$21.67	22.76%	$818	.75%	.75%	.69%
12/31/09	11.18	.09	6.80	6.89	(.07)	-	(.07)	18.00	61.63	604	.76	.76	.61
12/31/08	27.20	.19	(13.33)	(13.14)	-	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
Class 2
12/31/10	17.74	.08	3.86	3.94	(.33)	-	(.33)	21.35	22.41	3,189	1.00	1.00	.45
12/31/09	11.03	.05	6.70	6.75	(.04)	-	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	-	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
Growth Fund
Class 1
12/31/10	$46.45	$.49	$8.32	$8.81	$(.48)	$-	$(.48)	$54.78	19.01%	$8,011	.34%	.34%	1.02%
12/31/09	33.51	.35	12.94	13.29	(.35)	-	(.35)	46.45	39.74	6,565	.35	.35	.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33	.30	1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33	.30	1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34	.31	1.14
Class 2
12/31/10	46.10	.36	8.24	8.60	(.35)	-	(.35)	54.35	18.68	19,896	.59	.59	.76
12/31/09	33.27	.25	12.84	13.09	(.26)	-	(.26)	46.10	39.41	18,201	.60	.60	.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59	.56	.89
Class 3
12/31/10	46.49	.40	8.31	8.71	(.38)	-	(.38)	54.82	18.76	232	.52	.52	.82
12/31/09	33.54	.28	12.95	13.23	(.28)	-	(.28)	46.49	39.51	230	.53	.53	.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52	.49	.95
International Fund
Class 1
12/31/10	$17.17	$.28	$.99	$1.27	$(.39)	$-	$(.39)	$18.05	7.52%	$3,490	.53%	.53%	1.69%
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54	.54	1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52	.48	2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52	.47	1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54	.49	1.99
Class 2
12/31/10	17.11	.24	.98	1.22	(.35)	-	(.35)	17.98	7.23	6,615	.78	.78	1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79	.79	1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79	.74	1.72
Class 3
12/31/10	17.18	.26	.97	1.23	(.36)	-	(.36)	18.05	7.26	61	.71	.71	1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72	.72	1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72	.67	1.81
New World Fund
Class 1
12/31/10	$20.04	$.37	$3.25	$3.62	$(.38)	$-	$(.38)	$23.28	18.20%	$774	.80%	.80%	1.76%
12/31/09	13.57	.34	6.42	6.76	(.29)	-	(.29)	20.04	49.95	500	.82	.82	2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81	.73	2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82	.74	1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88	.80	2.19
Class 2
12/31/10	19.89	.31	3.22	3.53	(.33)	-	(.33)	23.09	17.87	1,739	1.05	1.05	1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	-	(.25)	19.89	49.65	1,492	1.07	1.07	1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93
Blue Chip Income and Growth Fund
Class 1
12/31/10	$8.37	$.18	$.87	$1.05	$(.17)	$-	$(.17)	$9.25	12.61%	$674	.44%	.44%	2.10%
12/31/09	6.67	.16	1.71	1.87	(.17)	-	(.17)	8.37	28.18	408	.44	.44	2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43	.39	2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42	.38	1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
Class 2
12/31/10	8.31	.16	.86	1.02	(.15)	-	(.15)	9.18	12.33	3,677	.69	.69	1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	-	(.15)	8.31	27.97	3,344	.69	.69	2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68	.64	2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50
Global Growth and Income Fund
Class 1
12/31/10	$9.14	$.23	$.85	$1.08	$(.26)	$-	$(.26)	$9.96	12.02%	$171	.61%	.61%	2.54%
12/31/09	6.68	.20	2.47	2.67	(.21)	-	(.21)	9.14	40.11	160	.63	.63	2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62	.56	3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71	.58	2.37
12/31/06(4)	10.00	.14	.91	1.05	(.07)	-	(.07)	10.98	10.49	45	.72 (5)	.65 (5)	2.10 (5)
Class 2
12/31/10	9.12	.21	.85	1.06	(.24)	-	(.24)	9.94	11.78	2,130	.86	.86	2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	-	(.19)	9.12	39.72	1,951	.88	.88	2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11
12/31/06(4)	10.00	.11	.92	1.03	(.06)	-	(.06)	10.97	10.30	638	.97 (5)	.90 (5)	1.64 (5)
Growth-Income Fund
Class 1
12/31/10	$31.37	$.56	$3.10	$3.66	$(.56)	$-	$(.56)	$34.47	11.72%	$9,370	.29%	.29%	1.76%
12/31/09	24.25	.49	7.13	7.62	(.50)	-	(.50)	31.37	31.54	8,142	.29	.29	1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28	.25	2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27	.25	1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
Class 2
12/31/10	31.18	.48	3.07	3.55	(.48)	-	(.48)	34.25	11.43	16,668	.54	.54	1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	-	(.44)	31.18	31.24	16,220	.54	.54	1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
Class 3
12/31/10	31.39	.50	3.09	3.59	(.49)	-	(.49)	34.49	11.50	209	.47	.47	1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	-	(.45)	31.39	31.30	225	.47	.47	1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46	.43	1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74
International Growth and Income Fund
Class 1
12/31/10	$14.92	$.38	$.68	$1.06	$(.33)	$(.40)	$(.73)	$15.25	7.24%	$32	.74%	.74%	2.61%
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74	.74	2.74
12/31/08(6)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.28	12	.09	.08	.14
Class 2
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99	.99	2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99	.99	1.89
12/31/08(6)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.27	4	.11	.11	.05
Asset Allocation Fund
Class 1
12/31/10	$14.75	$.35	$1.52	$1.87	$(.34)	$-	$(.34)	$16.28	12.75%	$5,235	.31%	.31%	2.33%
12/31/09	12.16	.35	2.59	2.94	(.35)	-	(.35)	14.75	24.27	4,151	.32	.32	2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32	.29	2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32	.29	2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
Class 2
12/31/10	14.65	.31	1.51	1.82	(.30)	-	(.30)	16.17	12.50	5,689	.57	.57	2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	-	(.31)	14.65	23.98	5,537	.58	.58	2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57	.54	2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
Class 3
12/31/10	14.75	.32	1.53	1.85	(.31)	-	(.31)	16.29	12.62	44	.50	.50	2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	-	(.32)	14.75	23.95	44	.51	.51	2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50	.47	2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49
Bond Fund
Class 1
12/31/10	$10.33	$.33	$.36	$.69	$(.35)	$-	$(.35)	$10.67	6.73%	$4,768	.38%	.38%	3.03%
12/31/09	9.45	.42	.80	1.22	(.34)	-	(.34)	10.33	12.83	3,775	.39	.39	4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40	.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	-	(.91)	11.14	3.66	436	.41	.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	-	(.47)	11.64	7.31	230	.43	.39	5.54
Class 2
12/31/10	10.23	.30	.36	.66	(.33)	-	(.33)	10.56	6.44	5,074	.63	.63	2.79
12/31/09	9.36	.40	.79	1.19	(.32)	-	(.32)	10.23	12.61	4,635	.64	.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	-	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	-	(.45)	11.53	6.99	3,374	.68	.64	5.29
Global Bond Fund
Class 1
12/31/10	$11.57	$.41	$.21	$.62	$(.37)	$-	$(.37)	$11.82	5.44%	$325	.57%	.57%	3.42%
12/31/09	10.68	.45	.62	1.07	(.18)	-	(.18)	11.57	10.04	162	.59	.59	4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	- (7)	(.54)	10.68	3.60	111	.59	.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	-	(.31)	10.83	9.54	28	.61	.55	4.61
12/31/06(8)	10.00	.10	.15	.25	(.07)	-	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
12/31/10	11.53	.38	.22	.60	(.35)	-	(.35)	11.78	5.23	1,497	.83	.83	3.21
12/31/09	10.66	.42	.61	1.03	(.16)	-	(.16)	11.53	9.69	1,203	.84	.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	- (7)	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	-	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06(9)	10.00	.06	.18	.24	(.07)	-	(.07)	10.17	1.99	15	.13	.12	.60
High-Income Bond Fund
Class 1
12/31/10	$10.49	$.91	$.68	$1.59	$(.88)	$-	$(.88)	$11.20	15.38%	$769	.48%	.48%	8.15%
12/31/09	8.05	.75	2.41	3.16	(.72)	-	(.72)	10.49	39.45	635	.48	.48	7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	-	(.83)	8.05	(23.74)	340	.48	.43	8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	-	(1.48)	11.65	1.62	308	.48	.44	7.41
12/31/06	12.41	.92	.37	1.29	(.80)	-	(.80)	12.90	10.89	293	.49	.45	7.36
Class 2
12/31/10	10.39	.87	.68	1.55	(.86)	-	(.86)	11.08	15.07	1,142	.73	.73	7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	-	(.70)	10.39	38.94	1,063	.74	.74	7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	-	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	-	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89	.36	1.25	(.78)	-	(.78)	12.79	10.59	832	.74	.70	7.12
Class 3
12/31/10	10.51	.89	.68	1.57	(.86)	-	(.86)	11.22	15.14	23	.66	.66	7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	-	(.71)	10.51	39.14	24	.67	.67	7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	-	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	-	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90	.36	1.26	(.77)	-	(.77)	12.88	10.66	34	.67	.63	7.19
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/10	$12.18	$.26	$.46	$.72	$(.25)	$(.06)	$(.31)	$12.59	5.94%	$1,492	.39%	.36%	2.07%
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41	.41	2.99
12/31/08	11.73	.50	.41	.91	(.35)	-	(.35)	12.29	7.84	496	.43	.38	4.17
12/31/07	11.87	.58	.20	.78	(.92)	-	(.92)	11.73	6.83	211	.46	.41	4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	-	(.49)	11.87	3.95	218	.47	.42	4.64
Class 2
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64	.62	1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66	.66	2.79
12/31/08	11.65	.47	.41	.88	(.33)	-	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54	.19	.73	(.87)	-	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	-	(.46)	11.79	3.75	402	.72	.67	4.40
Class 3
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57	.55	1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59	.59	2.91
12/31/08	11.74	.48	.41	.89	(.33)	-	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55	.20	.75	(.87)	-	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	-	(.46)	11.86	3.80	32	.65	.60	4.45
Cash Management Fund
Class 1
12/31/10	$11.40	$(.02)	$.01	$(.01)	$-	$-	$-	$11.39	(.09)%	$83	.33%	.33%	(.14)%
12/31/09	11.44	(.01)	- (7)	(.01)	(.03)	- (7)	(.03)	11.40	(.10)	105	.33	.33	(.08)
12/31/08	11.40	.24	- (7)	.24	(.20)	-	(.20)	11.44	2.15	158	.32	.29	2.07
12/31/07	11.62	.57	- (7)	.57	(.79)	-	(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	- (7)	.54	(.23)	-	(.23)	11.62	4.81	98	.33	.30	4.74
Class 2
12/31/10	11.32	(.04)	- (7)	(.04)	-	-	-	11.28	(.35)	522	.58	.58	(.39)
12/31/09	11.38	(.04)	- (7)	(.04)	(.02)	- (7)	(.02)	11.32	(.33)	664	.58	.58	(.33)
12/31/08	11.35	.20	.02	.22	(.19)	-	(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	- (7)	.54	(.75)	-	(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	- (7)	.51	(.21)	-	(.21)	11.56	4.59	282	.58	.55	4.52
Class 3
12/31/10	11.38	(.04)	- (7)	(.04)	-	-	-	11.34	(.35)	13	.51	.51	(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	- (7)	(.02)	11.38	(.31)	17	.51	.51	(.27)
12/31/08	11.40	.22	.01	.23	(.19)	-	(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	- (7)	.55	(.75)	-	(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	- (7)	.52	(.21)	-	(.21)	11.60	4.64	18	.51	.48	4.53

	Year Ended December 31
Portfolio turnover rate for all share classes	2010	2009	2008		2007	2006
Global Discovery Fund	61%	60%	46%		50%	31%
Global Growth Fund	28	43	38		38	31
Global Small Capitalization Fund	47	55	47		49	50
Growth Fund	28	37	26		40	35
International Fund	25	46	52		41	29
New World Fund	18	25	32		34	32
Blue Chip Income and Growth Fund	22	22	24		27	21
Global Growth and Income Fund	30	47	36		36	8	(4)
Growth-Income Fund	22	24	31		24	25
International Growth and Income Fund	31	21	-	(6)	-	-
Asset Allocation Fund	46	41	36		29	38
Bond Fund	187	125	63		57	57
Global Bond Fund	106	86	118		85	7	(8)
High-Income Bond Fund	54	47	29		32	35
U.S. Government/AAA-Rated Securities Fund	208	100	108		91	76
Cash Management Fund	-	-	-		-	-

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4)From May 1, 2006, commencement of operations.
(5)Annualized.
(6)From November 18, 2008, commencement of operations.
(7)Amount less than $.01.
(8)From October 4, 2006, commencement of operations.
(9)From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2010, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2011

American Funds Insurance Series

Part C
Other Information

Item 28.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a-1)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97);  Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08)

(a-2)	Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated December 1, 2010

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Form of Amended and Restated Investment Advisory and Service Agreement dated 1/1/10 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(d-2)	Amended Investment Advisory and Service Agreement dated 5/1/11

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 12/10/10

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07)

(h)
Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); and Form of Amended and Restated Shareholders Services Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; and P/E Amendment No. 36 filed 1/15/04)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(n)
Rule 18f-3 – Form of Multiple Class Plan dated 4/1/97 - previously filed (see P/E Amendment No. 23 filed 1/15/97); Amended and Restated Multiple Class Plan dated 9/16/02 – previously filed (see P/E Amendment No. 35 dated 10/30/03)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated March 2011; and Code of Ethics for the Registrant dated December 2005

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.Business and Other Connections of the Investment Adviser

None.

Item 32.Principal Underwriters

Not applicable.

Item 33.Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.Management Services

None.

Item 35.Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of April, 2011.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on April 28, 2011, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	Lee A. Ault III*	Trustee
	William H. Baribault*	Trustee
	/s/ James K. Dunton	Vice Chairman and Trustee
James K. Dunton
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	President and Trustee
Donald D. O'Neal
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka

(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
Michael J. Triessl

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Jennifer M. Buchheim Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th  day of December, 2010.
  (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Jennifer M. Buchheim Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Marina del Rey, CA, this 10th day of December, 2010.
      (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
    (City, State)

/s/ Steadman Upham
Steadman Upham, Board member